UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


 Investment Company Act file number                  811-01944
                                                    --------------------------

                     Principal Variable Contracts Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)            (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                  -------------------

Date of fiscal year end:           December 31, 2005
                           ---------------------------

Date of reporting period:          June 30, 2005
                           ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS

                               Principal Variable
                              Contracts Fund, Inc.


                               Semi-Annual Report
                                 June 30, 2005

                               TABLE OF CONTENTS
                                                                        PAGE
Shareholder Expense Example...............................................2
Financial Statements and Highlights
 Statements of Assets and Liabilities.................................... 5
 Statements of Operations .............................................. 21
 Statements of Changes in Net Assets.................................... 37
 Notes to Financial Statements.......................................... 53
 Schedules of Investments
  Asset Allocation Account...............................................68
  Balanced Account.......................................................82
  Bond Account..........................................................100
  Capital Value Account.................................................114
  Diversified International Account.....................................118
  Equity Growth Account.................................................128
  Equity Income Account.................................................130
  Equity Value Account..................................................134
  Government Securities Account.........................................137
  Growth Account........................................................141
  International Emerging Markets Account................................143
  International SmallCap Account........................................147
  LargeCap Blend Account................................................153
  LargeCap Growth Equity Account........................................159
  LargeCap Stock Index Account..........................................163
  LargeCap Value Account................................................172
  Limited Term Bond Account.............................................175
  MidCap Account........................................................184
  MidCap Growth Account.................................................187
  MidCap Value Account..................................................191
  Money Market Account..................................................193
  Principal LifeTime 2010 Account.......................................196
  Principal LifeTime 2020 Account.......................................197
  Principal LifeTime 2030 Account.......................................198
  Principal LifeTime 2040 Account.......................................199
  Principal LifeTime 2050 Account.......................................200
  Principal LifeTime Strategic Income Account...........................201
  Real Estate Securities Account........................................202
  SmallCap Account......................................................203
  SmallCap Growth Account...............................................207
  SmallCap Value Account................................................212
 Financial Highlights.................................................. 221
Fund Directors..........................................................237
Proxy Voting Policies...................................................238
Schedules of Investments................................................238
Board Approval of Sub-Advisory Agreement................................239
Shareholder Meeting Results.............................................240

                          SHAREHOLDER EXPENSE EXAMPLE
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                 JUNE 30, 2005
 -------------------------------------------------------------------------------
As a shareholder of the Principal Variable Contracts Fund, Inc. you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).


   ACTUAL EXPENSES

   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The table below does not include charges attributable to Principal Life Insurance Company's separate account or other contract level charges. If they were included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.


   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                           EXPENSES PAID
                            BEGINNING        ENDING        DURING PERIOD
                          ACCOUNT VALUE   ACCOUNT VALUE   JANUARY 1, 2005     ANNUALIZED
                         JANUARY 1, 2005  JUNE 30, 2005  TO JUNE 30, 2005*   EXPENSE RATIO
                         ---------------  -------------  -----------------  ---------------
 Asset Allocation
 Account
   Actual                   $1,000.00       $  989.20          $4.14             0.84%
   Hypothetical              1,000.00        1,020.58           4.22             0.84
 Balanced Account
   Actual                    1,000.00        1,014.20           3.25             0.65
   Hypothetical              1,000.00        1,021.53           3.26             0.65
 Bond Account
   Actual                    1,000.00        1,022.40           2.31             0.46
   Hypothetical              1,000.00        1,022.49           2.31             0.46
 Capital Value Account
   Actual                    1,000.00        1,016.80           3.05             0.61
   Hypothetical              1,000.00        1,021.73           3.06             0.61
 Diversified
 International Account
   Actual                    1,000.00        1,018.00           4.75             0.95
   Hypothetical              1,000.00        1,020.03           4.77             0.95
 Equity Growth Account
   Actual                    1,000.00          995.60           3.81             0.77
   Hypothetical              1,000.00        1,020.93           3.87             0.77
 Equity Income Account
   Actual                    1,000.00        1,035.60           3.18             0.63
   Hypothetical              1,000.00        1,021.63           3.16             0.63
 Equity Value Account
   Actual                    1,000.00          995.60           5.44             1.10
   Hypothetical              1,000.00        1,019.27           5.52             1.10

 Government Securities
 Account
   Actual                   $1,000.00       $1,021.00          $2.25             0.45%
   Hypothetical              1,000.00        1,022.54           2.26             0.45
 Growth Account
   Actual                    1,000.00        1,022.30           3.06             0.61
   Hypothetical              1,000.00        1,021.73           3.06             0.61
 International Emerging
 Markets Account
   Actual                    1,000.00        1,052.30           7.84             1.54
   Hypothetical              1,000.00        1,017.06           7.73             1.54
 International SmallCap
 Account
   Actual                    1,000.00        1,043.30           6.69             1.32
   Hypothetical              1,000.00        1,018.17           6.63             1.32
 LargeCap Blend Account
   Actual                    1,000.00          996.80           3.81             0.77
   Hypothetical              1,000.00        1,020.93           3.87             0.77
 LargeCap Growth Equity
 Account
   Actual                    1,000.00          997.80           5.30             1.07
   Hypothetical              1,000.00        1,019.42           5.37             1.07
 LargeCap Stock Index
 Account
   Actual                    1,000.00          990.00           1.83             0.37
   Hypothetical              1,000.00        1,022.94           1.86             0.37
 LargeCap Value Account
   Actual                    1,000.00        1,009.50           3.79             0.76
   Hypothetical              1,000.00        1,020.98           3.82             0.76
 Limited Term Bond
 Account
   Actual                    1,000.00        1,010.00           2.59             0.52
   Hypothetical              1,000.00        1,022.18           2.61             0.52
 MidCap Account
   Actual                    1,000.00        1,009.90           2.89             0.58
   Hypothetical              1,000.00        1,021.83           2.91             0.58
 MidCap Growth Account
   Actual                    1,000.00        1,025.40           4.57             0.91
   Hypothetical              1,000.00        1,020.23           4.57             0.91
 MidCap Value Account
   Actual                    1,000.00        1,020.10           5.36             1.07
   Hypothetical              1,000.00        1,019.42           5.37             1.07
 Money Market Account
   Actual                    1,000.00        1,011.30           2.49             0.50
   Hypothetical              1,000.00        1,022.28           2.51             0.50
 Principal LifeTime
 2010 Account
   Actual                    1,000.00        1,018.90           0.80             0.16
   Hypothetical              1,000.00        1,023.99           0.80             0.16
 Principal LifeTime
 2020 Account
   Actual                    1,000.00        1,016.20           0.65             0.13
   Hypothetical              1,000.00        1,024.14           0.65             0.13
 Principal LifeTime
 2030 Account
   Actual                    1,000.00        1,012.50           0.80             0.16
   Hypothetical              1,000.00        1,023.99           0.80             0.16
 Principal LifeTime
 2040 Account
   Actual                    1,000.00        1,010.10           0.65             0.13
   Hypothetical              1,000.00        1,024.14           0.65             0.13


 Principal LifeTime
 2050 Account
   Actual                   $1,000.00       $1,007.50          $0.60             0.12%
   Hypothetical              1,000.00        1,024.19           0.60             0.12
 Principal LifeTime
 Strategic Income
 Account
   Actual                    1,000.00        1,020.10           0.70             0.14
   Hypothetical              1,000.00        1,024.09           0.70             0.14
 Real Estate Securities
 Account
   Actual                    1,000.00        1,069.30           4.57             0.89
   Hypothetical              1,000.00        1,020.33           4.47             0.89
 SmallCap Account
   Actual                    1,000.00        1,022.20           4.31             0.86
   Hypothetical              1,000.00        1,020.48           4.32             0.86
 SmallCap Growth
 Account
   Actual                    1,000.00          995.70           5.10             1.03
   Hypothetical              1,000.00        1,019.62           5.17             1.03
 SmallCap Value Account
   Actual                    1,000.00        1,020.50           5.61             1.12
   Hypothetical              1,000.00        1,019.77           5.62             1.12


*Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  ASSET            BALANCED
                                            ALLOCATION ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........    $ 81,378,933       $115,169,189
                                              ============       ============
ASSETS
Investment in securities--at value........    $ 88,162,816       $124,667,833
Cash......................................      11,652,247             10,745
Receivables:
 Capital Shares sold......................              --                 45
 Dividends and interest...................         375,167            503,031
 Foreign currency contracts...............         142,089                 --
 Investment securities sold...............           2,637          1,973,028
 Variation margin on futures contracts....          24,911                 --
Prepaid directors' expenses...............             644                796
                                              ------------       ------------
                              Total Assets     100,360,511        127,155,478
LIABILITIES
Accrued management and investment advisory
 fees.....................................          12,902             11,691
Accrued other expenses....................           2,785             24,866
Payables:
 Capital Shares reacquired................           8,167            125,038
 Foreign currency contracts...............         266,467                 --
 Investment securities purchased..........       1,958,328          7,226,158
                                              ------------       ------------
                         Total Liabilities       2,248,649          7,387,753
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................    $ 98,111,862       $119,767,725
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................    $ 92,866,121       $124,969,135
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................         111,911          1,285,948
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................      (1,606,578)       (15,986,002)
Net unrealized appreciation (depreciation)
 of investments...........................       6,868,930          9,498,644
Net unrealized appreciation (depreciation)
 on translation of assets and liabilities
 in foreign currencies....................        (128,522)                --
                                              ------------       ------------
                          Total Net Assets    $ 98,111,862       $119,767,725
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................     100,000,000        100,000,000
Shares issued and outstanding.............       8,209,730          8,444,367
NET ASSET VALUE PER SHARE ................    $      11.95       $      14.18
                                              ============       ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     BOND        CAPITAL VALUE
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $330,802,781    $231,682,743
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $335,742,182    $258,293,859
Cash...........................................       932,419           7,005
Receivables:
 Capital Shares sold...........................       330,996          73,823
 Dividends and interest........................     2,666,715         407,441
 Unrealized gain on swap agreements............        67,296              --
Prepaid directors' expenses....................           849             656
                                                 ------------    ------------
                                   Total Assets   339,740,457     258,782,784
LIABILITIES
Accrued management and investment advisory fees        22,564          25,404
Accrued other expenses.........................         7,786           2,775
Payables:
 Investment securities purchased...............    31,963,927       1,428,002
 Unrealized loss on swap agreements............        66,224              --
 Variation margin on futures contracts.........            --           7,300
                                                 ------------    ------------
                              Total Liabilities    32,060,501       1,463,481
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $307,679,956    $257,319,303
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $300,452,312    $218,676,600
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............     5,691,850       1,931,448
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (3,404,679)     10,099,439
Net unrealized appreciation (depreciation) of
 investments...................................     4,940,473      26,611,816
                                                 ------------    ------------
                               Total Net Assets  $307,679,956    $257,319,303
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   200,000,000     100,000,000
Shares issued and outstanding..................    25,614,569       7,814,618
NET ASSET VALUE PER SHARE .....................  $      12.01    $      32.93
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                           DIVERSIFIED           EQUITY GROWTH
                                   INTERNATIONAL ACCOUNT /(A)/      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST         $208,383,349           $230,930,464
                                          ============           ============
FOREIGN CURRENCY--AT COST .......         $    807,484           $         --
                                          ============           ============
ASSETS
Investment in securities--at
 value...........................         $235,238,875           $261,080,825
Foreign currency--at value.......              808,329                     --
Cash.............................                   --              3,906,320
Receivables:
 Capital Shares sold.............              307,312                     --
 Dividends and interest..........              624,867                156,741
 Foreign tax refund..............                  536                     --
 Investment securities sold......            7,774,908                775,606
Prepaid directors' expenses......                1,747                  1,752
                                          ------------           ------------
                     Total Assets          244,756,574            265,921,244
LIABILITIES
Accrued management and investment
 advisory fees...................               33,090                 33,106
Accrued other expenses...........               34,816                  9,979
Payables:
 Capital Shares reacquired.......                   --                184,510
 Cash overdraft..................              251,979                     --
 Deferred foreign tax............               15,475                     --
 Investment securities purchased.            6,873,291                366,875
                                          ------------           ------------
                Total Liabilities            7,208,651                594,470
                                          ------------           ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............         $237,547,923           $265,326,774
                                          ============           ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................         $219,786,991           $310,132,122
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........            2,681,000                 53,955
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................          (11,728,228)           (75,009,664)
Net unrealized appreciation
 (depreciation) of investments...           26,840,051             30,150,361
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in
 foreign currencies..............              (31,891)                    --
                                          ------------           ------------
                 Total Net Assets         $237,547,923           $265,326,774
                                          ============           ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................          100,000,000            100,000,000
Shares issued and outstanding....           17,159,747             16,632,510
NET ASSET VALUE PER SHARE .......         $      13.84           $      15.95
                                          ============           ============



/(a) /Effective May 1, 2005, International Account changed its name to
  Diversified International Account.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  EQUITY INCOME   EQUITY VALUE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $ 56,256,312    $  2,240,058
                                                  ============    ============
ASSETS
Investment in securities--at value..............  $ 59,650,070    $  2,361,061
Cash............................................       695,575         173,437
Receivables:
 Capital Shares sold............................         1,604           3,454
 Dividends and interest.........................       189,112           3,231
 Expense reimbursement from Manager.............            --              24
 Investment securities sold.....................       136,758          23,161
Prepaid directors' expenses.....................           410              --
                                                  ------------    ------------
                                    Total Assets    60,673,529       2,564,368
LIABILITIES
Accrued management and investment advisory fees.         5,825             346
Accrued directors' expenses.....................            --             254
Accrued other expenses..........................         1,337           2,808
Payables:
 Capital Shares reacquired......................       107,227              --
 Investment securities purchased................       744,520          39,822
                                                  ------------    ------------
                               Total Liabilities       858,909          43,230
                                                  ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $ 59,814,620    $  2,521,138
                                                  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $ 64,530,307    $  2,324,177
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............     1,027,103          14,211
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................    (9,136,117)         61,747
Net unrealized appreciation (depreciation) of
 investments....................................     3,393,758         121,003
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies.............................          (431)             --
                                                  ------------    ------------
                                Total Net Assets  $ 59,814,620    $  2,521,138
                                                  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   100,000,000     100,000,000
Shares issued and outstanding...................     6,416,003         229,719
NET ASSET VALUE PER SHARE ......................  $       9.32    $      10.97
                                                  ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  GOVERNMENT
                                                  SECURITIES        GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $380,017,768    $115,418,475
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $382,109,253    $126,958,524
Cash...........................................        12,316           9,994
Receivables:
 Capital Shares sold...........................           399              --
 Dividends and interest........................     1,782,947          64,948
 Investment securities sold....................    12,290,267              --
 Unrealized gain on swap agreements............        32,118              --
                                                 ------------    ------------
                                   Total Assets   396,227,300     127,033,466
LIABILITIES
Accrued management and investment advisory fees        23,914          12,453
Accrued directors' expenses....................           147              64
Accrued other expenses.........................         3,979           1,235
Payables:
 Capital Shares reacquired.....................        37,001         109,729
 Investment securities purchased...............    66,363,408       1,796,829
 Unrealized loss on swap agreements............        11,222              --
                                                 ------------    ------------
                              Total Liabilities    66,439,671       1,920,310
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $329,787,629    $125,113,156
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $323,918,633    $198,932,263
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............     6,551,235         205,388
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (2,794,620)    (85,564,544)
Net unrealized appreciation (depreciation) of
 investments...................................     2,112,381      11,540,049
                                                 ------------    ------------
                               Total Net Assets  $329,787,629    $125,113,156
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................    29,016,040      10,323,854
NET ASSET VALUE PER SHARE .....................  $      11.37    $      12.12
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               INTERNATIONAL     INTERNATIONAL
                                                  EMERGING         SMALLCAP
                                               MARKETS ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........   $ 46,660,029      $ 94,818,968
                                               ============      ============
FOREIGN CURRENCY--AT COST ..................   $      7,047      $         --
                                               ============      ============
ASSETS
Investment in securities--at value..........   $ 51,483,139      $111,981,254
Foreign currency--at value..................          7,047                --
Cash........................................        142,055            59,086
Receivables:
 Capital Shares sold........................         24,683           134,582
 Dividends and interest.....................        237,773           230,739
 Investment securities sold.................      3,122,165         1,983,569
Prepaid directors' expenses.................            398               874
Prepaid expenses............................          3,883                --
                                               ------------      ------------
                                Total Assets     55,021,143       114,390,104
LIABILITIES
Accrued management and investment advisory
 fees.......................................         10,864            21,871
Accrued other expenses......................             --            15,171
Payables:
 Deferred foreign tax.......................         23,580                --
 Investment securities purchased............      2,071,034         2,570,119
                                               ------------      ------------
                           Total Liabilities      2,105,478         2,607,161
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $ 52,915,665      $111,782,943
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................   $ 43,383,819      $ 84,927,870
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....        446,573           628,235
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................      4,290,536         9,070,322
Net unrealized appreciation (depreciation)
 of investments.............................      4,799,530        17,162,286
Net unrealized appreciation (depreciation)
 on translation of assets and liabilities in
 foreign currencies.........................         (4,793)           (5,770)
                                               ------------      ------------
                            Total Net Assets   $ 52,915,665      $111,782,943
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................    100,000,000       100,000,000
Shares issued and outstanding...............      3,660,421         6,149,413
NET ASSET VALUE PER SHARE ..................   $      14.46      $      18.18
                                               ============      ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                                LARGECAP BLEND   GROWTH EQUITY
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............   $ 98,672,199    $ 29,065,792
                                                 ============    ============
ASSETS
Investment in securities--at value............   $105,153,839    $ 30,562,800
Cash..........................................      1,941,005       1,754,374
Receivables:
 Capital Shares sold..........................        171,245          26,063
 Dividends and interest.......................        127,671          37,211
 Investment securities sold...................        413,857         637,770
Prepaid directors' expenses...................            695             118
                                                 ------------    ------------
                                  Total Assets    107,808,312      33,018,336
LIABILITIES
Accrued management and investment advisory
 fees.........................................         13,088           5,173
Accrued other expenses........................          3,633           2,881
Payables:
 Investment securities purchased..............        982,821       1,401,693
 Variation margin on futures contracts........          5,920              --
                                                 ------------    ------------
                             Total Liabilities      1,005,462       1,409,747
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..   $106,802,850    $ 31,608,589
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.   $ 97,902,783    $ 33,660,545
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......        442,967          34,960
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................      1,983,143      (3,583,924)
Net unrealized appreciation (depreciation) of
 investments..................................      6,473,957       1,497,008
                                                 ------------    ------------
                              Total Net Assets   $106,802,850    $ 31,608,589
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................    100,000,000     100,000,000
Shares issued and outstanding.................     10,030,853       6,878,910
NET ASSET VALUE PER SHARE ....................   $      10.65    $       4.59
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               LARGECAP STOCK   LARGECAP VALUE
                                               INDEX ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated securities--at cost.  $    127,883      $         --
Investment in securities--at cost............   159,306,847        81,097,781
                                               ------------      ------------
TOTAL INVESTMENTS--AT COST ..................  $159,434,730      $ 81,097,781
                                               ============      ============
ASSETS
Investment in affiliated securities--at value  $    179,164      $         --
Investment in securities--at value...........   162,795,040        92,633,671
Cash.........................................         9,979         4,558,743
Receivables:
 Capital Shares sold.........................       414,895           159,003
 Dividends and interest......................       188,959           137,441
 Investment securities sold..................            --         1,355,524
Prepaid directors' expenses..................         1,235               704
                                               ------------      ------------
                                 Total Assets   163,589,272        98,845,086
LIABILITIES
Accrued management and investment advisory
 fees........................................         9,397            11,961
Accrued other expenses.......................         9,275             2,500
Payables:
 Investment securities purchased.............       173,109         1,282,732
 Variation margin on futures contracts.......        25,900                --
                                               ------------      ------------
                            Total Liabilities       217,681         1,297,193
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $163,371,591      $ 97,547,893
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $164,073,901      $ 84,188,807
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......     1,165,537           653,279
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................    (5,380,183)        1,169,917
Net unrealized appreciation (depreciation) of
 investments.................................     3,512,336        11,535,890
                                               ------------      ------------
                             Total Net Assets  $163,371,591      $ 97,547,893
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000       100,000,000
Shares issued and outstanding................    18,820,650         8,181,480
NET ASSET VALUE PER SHARE ...................  $       8.68      $      11.92
                                               ============      ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  LIMITED TERM       MIDCAP
                                                  BOND ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $ 66,402,943    $328,671,745
                                                  ============    ============
ASSETS
Investment in securities--at value..............  $ 66,009,628    $394,173,902
Cash............................................        33,829           9,962
Receivables:
 Capital Shares sold............................        84,742              50
 Dividends and interest.........................       505,704         146,984
 Investment securities sold.....................            --       2,797,358
 Unrealized gain on swap agreements.............         5,118              --
Prepaid directors' expenses.....................           565           2,428
                                                  ------------    ------------
                                    Total Assets    66,639,586     397,130,684
LIABILITIES
Accrued management and investment advisory fees.         5,352          37,317
Accrued other expenses..........................         2,377           1,903
Payables:
 Capital Shares reacquired......................            --          33,075
 Investment securities purchased................       555,463       1,132,089
                                                  ------------    ------------
                               Total Liabilities       563,192       1,204,384
                                                  ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $ 66,076,394    $395,926,300
                                                  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $ 66,086,544    $302,757,676
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............       924,622       3,058,756
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................      (546,575)     24,607,711
Net unrealized appreciation (depreciation) of
 investments....................................      (388,197)     65,502,157
                                                  ------------    ------------
                                Total Net Assets  $ 66,076,394    $395,926,300
                                                  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   100,000,000     100,000,000
Shares issued and outstanding...................     6,590,322      10,063,003
NET ASSET VALUE PER SHARE ......................  $      10.03    $      39.34
                                                  ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  MIDCAP GROWTH   MIDCAP VALUE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $ 53,459,335    $ 80,650,167
                                                  ============    ============
ASSETS
Investment in securities--at value..............  $ 60,689,451    $ 88,215,502
Cash............................................       158,460       3,811,164
Receivables:
 Capital Shares sold............................            --          69,978
 Dividends and interest.........................        17,443          39,018
 Investment securities sold.....................       325,784       2,610,322
Prepaid directors' expenses.....................           150             711
                                                  ------------    ------------
                                    Total Assets    61,191,288      94,746,695
LIABILITIES
Accrued management and investment advisory fees.         8,918          15,776
Accrued other expenses..........................         4,326           5,129
Payables:
 Capital Shares reacquired......................        19,868              --
 Investment securities purchased................       329,092       2,323,864
                                                  ------------    ------------
                               Total Liabilities       362,204       2,344,769
                                                  ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $ 60,829,084    $ 92,401,926
                                                  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $ 54,569,165    $ 77,749,668
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............      (105,665)         62,042
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................      (864,532)      7,024,881
Net unrealized appreciation (depreciation) of
 investments....................................     7,230,116       7,565,335
                                                  ------------    ------------
                                Total Net Assets  $ 60,829,084    $ 92,401,926
                                                  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   100,000,000     100,000,000
Shares issued and outstanding...................     6,031,266       6,044,119
NET ASSET VALUE PER SHARE ......................  $      10.09    $      15.29
                                                  ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                 MONEY MARKET   LIFETIME 2010
                                                   ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated securities--at cost...  $         --    $  2,509,260
Investment in securities--at cost..............   145,415,754              --
                                                 ------------    ------------
TOTAL INVESTMENTS--AT COST ....................  $145,415,754    $  2,509,260
                                                 ============    ============
ASSETS
Investment in affiliated securities--at value..  $         --    $  2,551,762
Investment in securities--at value.............   145,415,754              --
Cash...........................................         3,823              --
Receivables:
 Dividends and interest........................        45,338              --
                                                 ------------    ------------
                                   Total Assets   145,464,915       2,551,762
LIABILITIES
Accrued management and investment advisory fees        11,471              59
Accrued directors' expenses....................            10             186
Accrued other expenses.........................         4,151             163
Payables:
 Capital Shares reacquired.....................       881,031           1,976
 Investment securities purchased...............       700,000              --
                                                 ------------    ------------
                              Total Liabilities     1,596,663           2,384
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $143,868,252    $  2,549,378
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $143,868,252    $  2,506,237
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............            --             567
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................            --              72
Net unrealized appreciation (depreciation) of
 investments...................................            --          42,502
                                                 ------------    ------------
                               Total Net Assets  $143,868,252    $  2,549,378
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   500,000,000     100,000,000
Shares issued and outstanding..................   143,868,252         232,713
NET ASSET VALUE PER SHARE .....................  $      1.000    $      10.96
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                               LIFETIME 2020    LIFETIME 2030
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN AFFILIATED SECURITIES--AT COST   $  7,435,155      $    740,634
                                               ============      ============
ASSETS
Investment in affiliated securities--at value  $  7,537,554      $    750,350
Receivables:
 Capital Shares sold.........................       117,090                30
 Expense reimbursement from Manager..........            --                 1
                                               ------------      ------------
                                 Total Assets     7,654,644           750,381
LIABILITIES
Accrued management and investment advisory
 fees........................................           143                14
Accrued directors' expenses..................           186               182
Accrued other expenses.......................           159               155
                                               ------------      ------------
                            Total Liabilities           488               351
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $  7,654,156      $    750,030
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $  7,552,576      $    738,020
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......          (733)            1,965
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................           (86)              329
Net unrealized appreciation (depreciation) of
 investments.................................       102,399             9,716
                                               ------------      ------------
                             Total Net Assets  $  7,654,156      $    750,030
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000       100,000,000
Shares issued and outstanding................       692,443            67,977
NET ASSET VALUE PER SHARE ...................  $      11.05      $      11.03
                                               ============      ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                               LIFETIME 2040    LIFETIME 2050
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN AFFILIATED SECURITIES--AT COST    $    664,677     $    184,195
                                                ============     ============
ASSETS
Investment in affiliated securities--at value   $    691,034     $    194,441
Receivables:
 Expense reimbursement from Manager..........              5                6
                                                ------------     ------------
                                 Total Assets        691,039          194,447
LIABILITIES
Accrued management and investment advisory
 fees........................................             14                4
Accrued directors' expenses..................            184              185
Accrued other expenses.......................            156              155
Payables:
 Capital Shares reacquired...................             25                3
                                                ------------     ------------
                            Total Liabilities            379              347
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .   $    690,660     $    194,100
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital   $    662,815     $    183,351
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......          1,181              405
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................            307               98
Net unrealized appreciation (depreciation) of
 investments.................................         26,357           10,246
                                                ------------     ------------
                             Total Net Assets   $    690,660     $    194,100
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................    100,000,000      100,000,000
Shares issued and outstanding................         62,060           17,481
NET ASSET VALUE PER SHARE ...................   $      11.13     $      11.10
                                                ============     ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                            PRINCIPAL LIFETIME    REAL ESTATE
                                             STRATEGIC INCOME     SECURITIES
                                                 ACCOUNT            ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated securities--at
 cost.....................................     $  2,126,479      $         --
Investment in securities--at cost.........               --       115,401,958
                                               ------------      ------------
TOTAL INVESTMENTS--AT COST ...............     $  2,126,479      $115,401,958
                                               ============      ============
ASSETS
Investment in affiliated securities--at
 value....................................     $  2,169,645      $         --
Investment in securities--at value........               --       160,552,262
Cash......................................               --             9,995
Receivables:
 Capital Shares sold......................            7,243            94,400
 Dividends and interest...................               --           613,991
Prepaid directors' expenses...............               --             1,220
                                               ------------      ------------
                              Total Assets        2,176,888       161,271,868
LIABILITIES
Accrued management and investment advisory
 fees.....................................               43            23,137
Accrued directors' expenses...............              186                --
Accrued other expenses....................              163             1,589
                                               ------------      ------------
                         Total Liabilities              392            24,726
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................     $  2,176,496      $161,247,142
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................     $  2,128,506      $111,904,002
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................            1,517         1,340,263
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................            3,307         2,852,573
Net unrealized appreciation (depreciation)
 of investments...........................           43,166        45,150,304
                                               ------------      ------------
                          Total Net Assets     $  2,176,496      $161,247,142
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................      100,000,000       100,000,000
Shares issued and outstanding.............          202,736         8,518,816
NET ASSET VALUE PER SHARE ................     $      10.74      $      18.93
                                               ============      ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  SMALLCAP     SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $ 80,282,009    $ 49,957,468
                                                ============    ============
ASSETS
Investment in securities--at value............  $ 91,549,682    $ 61,014,926
Cash..........................................        22,693       1,657,961
Receivables:
 Dividends and interest.......................        84,722          14,545
 Investment securities sold...................     2,013,410         279,589
Prepaid directors' expenses...................           631             573
                                                ------------    ------------
                                  Total Assets    93,671,138      62,967,594
LIABILITIES
Accrued management and investment advisory
 fees.........................................        12,293          10,083
Accrued other expenses........................         5,725           2,335
Payables:
 Capital Shares reacquired....................        50,922           6,305
 Investment securities purchased..............     4,412,045         950,368
                                                ------------    ------------
                             Total Liabilities     4,480,985         969,091
                                                ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $ 89,190,153    $ 61,998,503
                                                ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 76,693,006    $ 92,682,874
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......        29,950        (230,354)
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................     1,199,524     (41,511,475)
Net unrealized appreciation (depreciation) of
 investments..................................    11,267,673      11,057,458
                                                ------------    ------------
                              Total Net Assets  $ 89,190,153    $ 61,998,503
                                                ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000     100,000,000
Shares issued and outstanding.................     9,139,996       6,691,690
NET ASSET VALUE PER SHARE ....................  $       9.76    $       9.26
                                                ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                SMALLCAP VALUE
                                                                   ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........................    $ 87,177,369
                                                                 ============
ASSETS
Investment in securities--at value...........................    $113,734,674
Cash.........................................................       4,147,363
Receivables:
 Capital Shares sold.........................................         109,869
 Dividends and interest......................................         155,818
 Investment securities sold..................................       1,174,293
Prepaid directors' expenses..................................             813
                                                                 ------------
                                                 Total Assets     119,322,830
LIABILITIES
Accrued management and investment advisory fees..............          20,823
Accrued other expenses.......................................          10,922
Payables:
 Investment securities purchased.............................       1,805,518
 Variation margin on futures contracts.......................           6,900
                                                                 ------------
                                            Total Liabilities       1,844,163
                                                                 ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .................    $117,478,667
                                                                 ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital................    $ 86,256,399
Accumulated undistributed (overdistributed) net investment
 income (operating loss).....................................         177,031
Accumulated undistributed (overdistributed) net realized gain
 (loss)......................................................       4,471,226
Net unrealized appreciation (depreciation) of investments....      26,574,011
                                                                 ------------
                                             Total Net Assets    $117,478,667
                                                                 ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................................     100,000,000
Shares issued and outstanding................................       6,944,629
NET ASSET VALUE PER SHARE ...................................    $      16.92
                                                                 ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   ASSET            BALANCED
                                             ALLOCATION ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.................................     $   586,521       $   713,323
 Interest..................................         622,678         1,034,010
 Securities lending........................           8,444            10,403
                                                -----------       -----------
                               Total Income       1,217,643         1,757,736
Expenses:
 Management and investment advisory fees...         396,199           357,748
 Custodian fees............................          13,882            32,543
 Directors' expenses.......................           1,414             1,733
 Other expenses............................           2,689             1,125
                                                -----------       -----------
                             Total Expenses         414,184           393,149
                                                -----------       -----------
     Net Investment Income (Operating Loss)         803,459         1,364,587

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...................       2,183,055         2,114,414
 Foreign currency transactions.............        (510,560)               --
 Futures contracts.........................         427,063                --
Change in unrealized
 appreciation/depreciation of:
 Investments...............................      (3,728,148)       (1,765,416)
 Futures contracts.........................         (24,412)               --
 Translation of assets and liabilities in
  foreign currencies.......................        (317,030)               --
                                                -----------       -----------
 Net Realized and Unrealized Gain (Loss) on
         Investments and Foreign Currencies      (1,970,032)          348,998
                                                -----------       -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations     $(1,166,573)      $ 1,713,585
                                                ===========       ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                      BOND       CAPITAL VALUE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.......................................  $       --    $ 2,676,186
 Interest........................................   6,765,082         29,572
 Securities lending..............................       1,272          3,921
                                                   ----------    -----------
                                     Total Income   6,766,354      2,709,679
Expenses:
 Management and investment advisory fees.........     655,418        768,210
 Custodian fees..................................       9,632          4,423
 Directors' expenses.............................       3,686          3,599
 Other expenses..................................       1,586          1,768
                                                   ----------    -----------
                                   Total Expenses     670,322        778,000
                                                   ----------    -----------
           Net Investment Income (Operating Loss)   6,096,032      1,931,679

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........................     562,565     11,788,679
 Futures contracts...............................          --        (65,970)
 Swap agreements.................................     353,149             --
Change in unrealized appreciation/depreciation
 of:
 Investments.....................................    (233,104)    (9,473,416)
 Futures contracts...............................          --        (35,914)
 Swap agreements.................................     (32,806)            --
                                                   ----------    -----------
       Net Realized and Unrealized Gain (Loss) on
               Investments and Foreign Currencies     649,804      2,213,379
                                                   ----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations  $6,745,836    $ 4,145,058
                                                   ==========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              DIVERSIFIED        EQUITY GROWTH
                                         INTERNATIONAL ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................      $  4,235,536        $ 1,034,372
 Withholding tax on foreign dividends..          (540,240)                --
 Interest..............................            74,613             14,945
 Securities lending....................           122,412              2,737
                                             ------------        -----------
                           Total Income         3,892,321          1,052,054
Expenses:
 Management and investment advisory
  fees.................................           970,850            986,722
 Custodian fees........................           109,096              6,562
 Directors' expenses...................             2,788              3,764
 Other expenses........................             1,204              1,051
                                             ------------        -----------
                   Total Gross Expenses         1,083,938            998,099
 Less: Fees paid indirectly............             2,485                 --
                                             ------------        -----------
                     Total Net Expenses         1,081,453            998,099
                                             ------------        -----------
 Net Investment Income (Operating Loss)         2,810,868             53,955

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions (net of
  foreign taxes of $832 and $0,
  respectively)........................        13,078,377          4,144,739
 Foreign currency transactions.........          (106,307)                --
Change in unrealized
 appreciation/depreciation of:
 Investments (net of deferred foreign
  tax payable of $15,475 and $0,
  respectively)........................       (11,565,881)        (5,914,719)
 Translation of assets and liabilities
  in foreign currencies................           (26,777)                --
                                             ------------        -----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies         1,379,412         (1,769,980)
                                             ------------        -----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations      $  4,190,280        $(1,716,025)
                                             ============        ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  EQUITY INCOME   EQUITY VALUE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $ 1,114,732      $ 25,996
 Withholding tax on foreign dividends...........      (31,278)           --
 Interest.......................................       98,466           396
                                                  -----------      --------
                                    Total Income    1,181,920        26,392
Expenses:
 Management and investment advisory fees........      146,228         9,410
 Custodian fees.................................        5,912         2,759
 Directors' expenses............................          515            99
 Other expenses.................................          672            21
                                                  -----------      --------
                            Total Gross Expenses      153,327        12,289
 Less: Reimbursement from Manager...............           --           112
                                                  -----------      --------
                              Total Net Expenses      153,327        12,177
                                                  -----------      --------
          Net Investment Income (Operating Loss)    1,028,593        14,215

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................    2,438,936        61,748
 Foreign currency transactions..................       (1,490)           --
Change in unrealized appreciation/depreciation
 of:
 Investments....................................   (1,478,821)      (82,114)
 Translation of assets and liabilities in
  foreign currencies............................         (896)           --
                                                  -----------      --------
      Net Realized and Unrealized Gain (Loss) on
                                 Investments and
                              Foreign Currencies      957,729       (20,366)
                                                  -----------      --------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $ 1,986,322      $ (6,151)
                                                  ===========      ========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    GOVERNMENT
                                                    SECURITIES       GROWTH
                                                      ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends........................................  $       --    $   551,757
 Interest.........................................   7,075,722         37,681
 Securities lending...............................          --            969
                                                    ----------    -----------
                                      Total Income   7,075,722        590,407
Expenses:
 Management and investment advisory fees..........     716,357        377,363
 Custodian fees...................................       4,161          3,654
 Directors' expenses..............................       5,019          1,962
 Other expenses...................................       3,926          1,308
                                                    ----------    -----------
                                    Total Expenses     729,463        384,287
                                                    ----------    -----------
            Net Investment Income (Operating Loss)   6,346,259        206,120

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................     654,429     (5,724,344)
Change in unrealized appreciation/depreciation of:
 Investment transactions..........................    (161,007)     8,090,456
 Swap agreements..................................      20,896             --
                                                    ----------    -----------
        Net Realized and Unrealized Gain (Loss) on
                                   Investments and
                                Foreign Currencies     514,318      2,366,112
                                                    ----------    -----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations  $6,860,577    $ 2,572,232
                                                    ==========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                INTERNATIONAL    INTERNATIONAL
                                                  EMERGING         SMALLCAP
                                               MARKETS ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................   $   981,973      $ 1,556,227
 Withholding tax on foreign dividends........       (84,393)        (184,616)
 Interest....................................        12,727           30,873
 Securities lending..........................         1,429           56,316
                                                -----------      -----------
                                 Total Income       911,736        1,458,800
Expenses:
 Management and investment advisory fees.....       299,893          634,469
 Custodian fees..............................        70,542           64,620
 Directors' expenses.........................           415            1,199
 Other expenses..............................           364            2,159
                                                -----------      -----------
                         Total Gross Expenses       371,214          702,447
 Less: Fees paid indirectly..................         3,236            1,554
                                                -----------      -----------
                           Total Net Expenses       367,978          700,893
                                                -----------      -----------
       Net Investment Income (Operating Loss)       543,758          757,907

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................     4,315,471        9,078,372
 Foreign currency transactions...............       (74,239)         (25,914)
Change in unrealized
 appreciation/depreciation of:
 Investments (net of deferred foreign tax
  payable of $23,580; and $0, respectively)..    (2,396,689)      (5,377,164)
 Translation of assets and liabilities in
  foreign currencies.........................       (12,371)          (5,249)
                                                -----------      -----------
   Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currencies     1,832,172        3,670,045
                                                -----------      -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations   $ 2,375,930      $ 4,427,952
                                                ===========      ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                                LARGECAP BLEND   GROWTH EQUITY
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................   $   804,657      $ 193,651
 Interest.....................................         6,013          6,147
                                                 -----------      ---------
                                  Total Income       810,670        199,798
Expenses:
 Management and investment advisory fees......       357,208        154,558
 Custodian fees...............................         9,242          9,661
 Directors' expenses..........................           900            401
 Other expenses...............................           332            218
                                                 -----------      ---------
                                Total Expenses       367,682        164,838
                                                 -----------      ---------
        Net Investment Income (Operating Loss)       442,988         34,960

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................     2,097,229        463,866
 Futures contracts............................         3,749        (17,814)
Change in unrealized appreciation/depreciation
 of:
 Investments..................................    (2,636,743)      (596,685)
 Futures contracts............................       (21,435)        (6,148)
                                                 -----------      ---------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies      (557,200)      (156,781)
                                                 -----------      ---------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations   $  (114,212)     $(121,821)
                                                 ===========      =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               LARGECAP STOCK   LARGECAP VALUE
                                               INDEX ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................   $ 1,384,300      $  967,679
 Interest....................................        68,155          12,753
 Securities lending..........................         3,513              --
                                                -----------      ----------
                                 Total Income     1,455,968         980,432
Expenses:
 Management and investment advisory fees.....       276,474         322,624
 Custodian fees..............................        10,000           2,992
 Directors' expenses.........................         2,007             789
 Other expenses..............................         1,107             295
                                                -----------      ----------
                               Total Expenses       289,588         326,700
                                                -----------      ----------
       Net Investment Income (Operating Loss)     1,166,380         653,732

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................       (13,030)      1,170,049
 Futures contracts...........................        99,213              --
Change in unrealized
 appreciation/depreciation of:
 Investments.................................    (2,634,817)       (834,970)
 Investments in affiliates...................         4,273              --
 Futures contracts...........................       (75,737)             --
                                                -----------      ----------
   Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currencies    (2,620,098)        335,079
                                                -----------      ----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations   $(1,453,718)     $  988,811
                                                ===========      ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  LIMITED TERM      MIDCAP
                                                  BOND ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $       --     $  4,122,264
 Interest.......................................   1,016,028           57,269
 Securities lending.............................          --               90
                                                  ----------     ------------
                                    Total Income   1,016,028        4,179,623
Expenses:
 Management and investment advisory fees........     147,541        1,107,396
 Custodian fees.................................       5,264            6,345
 Directors' expenses............................         610            5,263
 Other expenses.................................         206            1,863
                                                  ----------     ------------
                                  Total Expenses     153,621        1,120,867
                                                  ----------     ------------
          Net Investment Income (Operating Loss)     862,407        3,058,756

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................    (310,409)      24,716,593
 Swap agreements................................      25,344               --
Change in unrealized appreciation/depreciation
 of:
 Investments....................................      29,465      (23,945,300)
 Swap agreements................................       5,118               --
                                                  ----------     ------------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies    (250,482)         771,293
                                                  ----------     ------------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $  611,925     $  3,830,049
                                                  ==========     ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  MIDCAP GROWTH   MIDCAP VALUE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $   157,036     $   492,744
 Interest.......................................        2,104          12,359
 Securities lending.............................        2,507              --
                                                  -----------     -----------
                                    Total Income      161,647         505,103
Expenses:
 Management and investment advisory fees........      263,164         435,512
 Custodian fees.................................        2,663           6,365
 Directors' expenses............................          799             893
 Other expenses.................................          686             291
                                                  -----------     -----------
                                  Total Expenses      267,312         443,061
                                                  -----------     -----------
          Net Investment Income (Operating Loss)     (105,665)         62,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................    5,110,599       7,116,249
Change in unrealized appreciation/depreciation
 of:
 Investments....................................   (3,481,376)     (5,281,258)
                                                  -----------     -----------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies    1,629,223       1,834,991
                                                  -----------     -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $ 1,523,558     $ 1,897,033
                                                  ===========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                             MONEY MARKET      LIFETIME 2010
                                               ACCOUNT           ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates.................   $       --         $ 1,053
 Interest..................................    1,926,347              --
                                              ----------         -------
                               Total Income    1,926,347           1,053
Expenses:
 Management and investment advisory fees...      338,175             372
 Custodian fees............................        4,912              99
 Directors' expenses.......................        2,116              62
 Other expenses............................          604              13
                                              ----------         -------
                       Total Gross Expenses      345,807             546
 Less: Reimbursement from Manager..........           --              60
                                              ----------         -------
                         Total Net Expenses      345,807             486
                                              ----------         -------
     Net Investment Income (Operating Loss)    1,580,540             567

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions in affiliates.....           --              49
 Other investment companies - affiliated...           --              23
Change in unrealized
 appreciation/depreciation of:
 Investments in affiliates.................           --          41,792
                                              ----------         -------
 Net Realized and Unrealized Gain (Loss) on
         Investments and Foreign Currencies           --          41,864
                                              ----------         -------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations   $1,580,540         $42,431
                                              ==========         =======




See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                 LIFETIME 2020   LIFETIME 2030
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates.....................    $    234         $2,214
                                                   --------         ------
                                   Total Income         234          2,214
Expenses:
 Management and investment advisory fees.......         910            191
 Custodian fees................................          99             98
 Directors' expenses...........................          62             62
 Other expenses................................          14             13
                                                   --------         ------
                           Total Gross Expenses       1,085            364
 Less: Reimbursement from Manager..............         118            115
                                                   --------         ------
                             Total Net Expenses         967            249
                                                   --------         ------
         Net Investment Income (Operating Loss)        (733)         1,965

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions in affiliates.........        (109)            83
 Other investment companies - affiliated.......          23            247
Change in unrealized appreciation/depreciation
 of:
 Investments in affiliates.....................     101,395          7,474
                                                   --------         ------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies     101,309          7,804
                                                   --------         ------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    $100,576         $9,769
                                                   ========         ======



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                 LIFETIME 2040   LIFETIME 2050
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates.....................     $ 1,403         $  477
                                                    -------         ------
                                   Total Income       1,403            477
Expenses:
 Management and investment advisory fees.......         203             70
 Custodian fees................................          99             99
 Directors' expenses...........................          62             62
 Other expenses................................          12             13
                                                    -------         ------
                           Total Gross Expenses         376            244
 Less: Reimbursement from Manager..............         155            172
                                                    -------         ------
                             Total Net Expenses         221             72
                                                    -------         ------
         Net Investment Income (Operating Loss)       1,182            405

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions in affiliates.........          98              5
 Other investment companies - affiliated.......         211             94
Change in unrealized appreciation/depreciation
 of:
 Investments in affiliates.....................      17,206          3,427
                                                    -------         ------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies      17,515          3,526
                                                    -------         ------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     $18,697         $3,931
                                                    =======         ======



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    LIFETIME       REAL ESTATE
                                                STRATEGIC INCOME   SECURITIES
                                                    ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates....................      $ 1,945        $        --
 Dividends....................................           --          1,958,565
 Interest.....................................           --             20,089
                                                    -------        -----------
                                  Total Income        1,945          1,978,654
Expenses:
 Management and investment advisory fees......          374            634,342
 Custodian fees...............................           99              1,795
 Directors' expenses..........................           62              1,591
 Other expenses...............................           13                495
                                                    -------        -----------
                          Total Gross Expenses          548            638,223
 Less: Reimbursement from Manager.............          120                 --
                                                    -------        -----------
                            Total Net Expenses          428            638,223
                                                    -------        -----------
        Net Investment Income (Operating Loss)        1,517          1,340,431

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................           --          2,917,936
 Investment transactions in affiliates........        3,288                 --
 Other investment companies - affiliated......           19                 --
Change in unrealized appreciation/depreciation
 of:
 Investments..................................           --          6,338,729
 Investments in affiliates....................       42,658                 --
                                                    -------        -----------
    Net Realized and Unrealized Gain (Loss) on
                               Investments and
                            Foreign Currencies       45,965          9,256,665
                                                    -------        -----------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations      $47,482        $10,597,096
                                                    =======        ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  SMALLCAP     SMALLCAP GROWTH
                                                   ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $  376,411     $    63,194
 Interest......................................      15,722          13,182
                                                 ----------     -----------
                                   Total Income     392,133          76,376
Expenses:
 Management and investment advisory fees.......     356,315         298,845
 Custodian fees................................       3,887           6,361
 Directors' expenses...........................       1,026             652
 Other expenses................................         955             872
                                                 ----------     -----------
                                 Total Expenses     362,183         306,730
                                                 ----------     -----------
         Net Investment Income (Operating Loss)      29,950        (230,354)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................   2,162,285       6,497,575
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    (186,360)     (6,508,342)
                                                 ----------     -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   1,975,925         (10,767)
                                                 ----------     -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $2,005,875     $  (241,121)
                                                 ==========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                SMALLCAP VALUE
                                                                   ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................................    $   755,384
 Interest....................................................         17,929
                                                                 -----------
                                                 Total Income        773,313
Expenses:
 Management and investment advisory fees.....................        582,711
 Custodian fees..............................................         11,400
 Directors' expenses.........................................          1,320
 Other expenses..............................................            438
                                                                 -----------
                                               Total Expenses        595,869
                                                                 -----------
                       Net Investment Income (Operating Loss)        177,444

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................................      4,482,117
 Futures contracts...........................................        161,707
Change in unrealized appreciation/depreciation of:
 Investments.................................................     (2,176,975)
 Futures contracts...........................................        (54,051)
                                                                 -----------
   Net Realized and Unrealized Gain (Loss) on Investments and
                                           Foreign Currencies      2,412,798
                                                                 -----------
         Net Increase (Decrease) in Net Assets Resulting from
                                                   Operations    $ 2,590,242
                                                                 ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                   ASSET                        BALANCED
                             ALLOCATION ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2005           2004           2005            2004
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    803,459   $  1,182,911   $  1,364,587    $  2,903,757
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     2,099,558      4,207,488      2,114,414       7,919,789
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (4,069,590)     2,725,309     (1,765,416)        986,558
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (1,166,573)     8,115,708      1,713,585      11,810,104

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (1,632,761)    (3,233,014)    (3,095,662)     (2,643,964)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (1,632,761)    (3,233,014)    (3,095,662)     (2,643,964)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     2,661,041      8,744,254      2,872,184       7,937,039
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,632,761      3,233,014      3,095,662       2,643,964
Shares redeemed........    (6,513,144)   (11,735,320)   (11,365,922)    (17,934,069)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (2,219,342)       241,948     (5,398,076)     (7,353,066)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    (5,018,676)     5,124,642     (6,780,153)      1,813,074

NET ASSETS
Beginning of period....   103,130,538     98,005,896    126,547,878     124,734,804
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 98,111,862   $103,130,538   $119,767,725    $126,547,878
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    111,911   $  1,416,869   $  1,285,948    $  2,906,036
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       222,861        758,032        205,581         594,629
Shares issued in
 reinvestment of
 dividends and
 distributions.........       137,322        283,349        222,870         201,062
Shares redeemed........      (545,663)    (1,020,572)      (810,667)     (1,339,822)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)      (185,480)        20,809       (382,216)       (544,131)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                    BOND                     CAPITAL VALUE
                                  ACCOUNT                       ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2005           2004           2005            2004
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  6,096,032   $ 11,558,191   $  1,931,679    $  3,693,899
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........       915,714      3,210,738     11,722,709      24,440,071
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      (265,910)    (1,496,544)    (9,509,330)      1,417,567
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     6,745,836     13,272,385      4,145,058      29,551,537

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (13,174,369)   (12,457,848)       (30,727)     (3,649,034)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (13,174,369)   (12,457,848)       (30,727)     (3,649,034)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    26,268,912     36,563,171      7,172,692      16,113,246
Shares issued in
 reinvestment of
 dividends and
 distributions.........    13,174,369     12,457,848         30,727       3,649,031
Shares redeemed........   (12,019,282)   (26,585,735)   (19,578,093)    (28,337,750)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    27,423,999     22,435,284    (12,374,674)     (8,575,473)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    20,995,466     23,249,821     (8,260,343)     17,327,030

NET ASSETS
Beginning of period....   286,684,490    263,434,669    265,579,646     248,252,616
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $307,679,956   $286,684,490   $257,319,303    $265,579,646
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  5,691,850   $ 12,008,310   $  1,931,448    $     30,496
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     2,210,034      3,043,041        221,623         536,063
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,115,527      1,053,073            952         113,890
Shares redeemed........    (1,004,649)    (2,206,623)      (606,125)       (943,640)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     2,320,912      1,889,491       (383,550)       (293,687)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                DIVERSIFIED                  EQUITY GROWTH
                           INTERNATIONAL ACCOUNT                ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2005           2004           2005            2004
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  2,810,868   $  2,608,511   $     53,955    $  1,579,400
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    12,972,070     31,104,058      4,144,739      26,188,530
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (11,592,658)     4,814,058     (5,914,719)     (3,707,195)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     4,190,280     38,526,627     (1,716,025)     24,060,735

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (2,532,765)    (1,795,063)            --      (1,452,333)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (2,532,765)    (1,795,063)            --      (1,452,333)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    14,708,848     30,706,201      3,435,016      11,087,480
Shares issued in
 reinvestment of
 dividends and
 distributions.........     2,532,765      1,795,063             --       1,452,333
Shares redeemed........    (8,104,263)   (10,205,769)   (17,092,085)    (27,279,170)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     9,137,350     22,295,495    (13,657,069)    (14,739,357)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    10,794,865     59,027,059    (15,373,094)      7,869,045

NET ASSETS
Beginning of period....   226,753,058    167,725,999    280,699,868     272,830,823
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $237,547,923   $226,753,058   $265,326,774    $280,699,868
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  2,681,000   $  2,509,204   $     53,955    $     10,452
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,075,455      2,585,239        223,554         750,122
Shares issued in
 reinvestment of
 dividends and
 distributions.........       187,751        155,956             --          92,388
Shares redeemed........      (594,905)      (861,655)    (1,110,343)     (1,842,946)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)       668,301      1,879,540       (886,789)     (1,000,436)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                              EQUITY INCOME               EQUITY VALUE
                                 ACCOUNT                     ACCOUNT
-------------------------------------------------------------------------------
                         SIX MONTHS       YEAR      SIX MONTHS       PERIOD
                           ENDED         ENDED         ENDED         ENDED
                          JUNE 30,    DECEMBER 31,   JUNE 30,     DECEMBER 31,
                            2005          2004         2005        2004/(A)/
                        ------------  ------------  -----------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 1,028,593   $ 1,476,263   $   14,215    $   12,212
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    2,437,446     1,182,274       61,748        11,683
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,479,717)    3,712,026      (82,114)      203,117
                         -----------   -----------   ----------    ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,986,322     6,370,563       (6,151)      227,012

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................      (50,388)   (1,489,623)        (160)      (12,060)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --      (10,060)       (1,620)
                         -----------   -----------   ----------    ----------
    Total Dividends and
          Distributions      (50,388)   (1,489,623)     (10,220)      (13,680)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   14,870,769    10,557,712      330,079     2,000,000
Shares issued in
 reinvestment of
 dividends and
 distributions.........       50,388     1,489,623           --            --
Shares redeemed........   (1,614,274)   (2,611,615)      (5,902)           --
                         -----------   -----------   ----------    ----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   13,306,883     9,435,720      324,177     2,000,000
                         -----------   -----------   ----------    ----------
         Total Increase
             (Decrease)   15,242,817    14,316,660      307,806     2,213,332

NET ASSETS
Beginning of period....   44,571,803    30,255,143    2,213,332            --
                         -----------   -----------   ----------    ----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $59,814,620   $44,571,803   $2,521,138    $2,213,332
                         ===========   ===========   ==========    ==========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $ 1,027,103   $    50,573   $   14,211    $      152
                         ===========   ===========   ==========    ==========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,639,874     1,288,421       30,272       200,000
Shares issued in
 reinvestment of
 dividends and
 distributions.........        5,643       166,811           --            --
Shares redeemed........     (178,618)     (320,010)        (553)           --
                         -----------   -----------   ----------    ----------
Net Increase (Decrease)    1,466,899     1,135,222       29,719       200,000
                         ===========   ===========   ==========    ==========



/(a) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 GOVERNMENT
                                 SECURITIES                      GROWTH
                                  ACCOUNT                       ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2005           2004           2005            2004
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  6,346,259   $ 13,265,707   $    206,120    $    914,729
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........       654,429      1,369,806     (5,724,344)     15,859,882
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      (140,111)    (2,832,781)     8,090,456      (4,913,672)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     6,860,577     11,802,732      2,572,232      11,860,939

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (14,340,475)   (16,266,441)      (915,239)       (442,917)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (14,340,475)   (16,266,441)      (915,239)       (442,917)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    11,832,750     25,578,825      1,593,889       4,490,927
Shares issued in
 reinvestment of
 dividends and
 distributions.........    14,340,475     16,266,441        915,239         442,917
Shares redeemed........   (22,939,481)   (71,911,448)   (14,009,213)    (22,502,823)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     3,233,744    (30,066,182)   (11,500,085)    (17,568,979)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    (4,246,154)   (34,529,891)    (9,843,092)     (6,150,957)

NET ASSETS
Beginning of period....   334,033,783    368,563,674    134,956,248     141,107,205
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $329,787,629   $334,033,783   $125,113,156    $134,956,248
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  6,551,235   $ 14,338,974   $    205,388    $    914,507
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,051,897      2,230,525        135,444         404,229
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,284,030      1,436,965         78,026          39,795
Shares redeemed........    (2,029,181)    (6,265,374)    (1,192,423)     (2,024,747)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)       306,746     (2,597,884)      (978,953)     (1,580,723)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                              INTERNATIONAL                INTERNATIONAL
                                 EMERGING                    SMALLCAP
                             MARKETS ACCOUNT                  ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                            2005          2004          2005            2004
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   543,758   $   278,916   $    757,907    $   598,496
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    4,241,232     6,307,999      9,052,458     18,578,076
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (2,409,060)    1,508,449     (5,382,413)     2,905,890
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,375,930     8,095,364      4,427,952     22,082,462

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --      (255,105)      (619,002)      (602,428)
From net realized gain
 on investment and
 foreign currency
 transactions..........   (3,179,922)   (3,050,039)    (1,108,232)            --
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions   (3,179,922)   (3,305,144)    (1,727,234)      (602,428)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    9,506,152    13,136,231     11,851,391     15,622,099
Shares issued in
 reinvestment of
 dividends and
 distributions.........    3,179,922     3,305,144      1,727,234        602,428
Shares redeemed........   (2,468,895)   (1,700,782)    (4,329,789)    (4,113,081)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   10,217,179    14,740,593      9,248,836     12,111,446
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)    9,413,187    19,530,813     11,949,554     33,591,480

NET ASSETS
Beginning of period....   43,502,478    23,971,665     99,833,389     66,241,909
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $52,915,665   $43,502,478   $111,782,943    $99,833,389
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   446,573   $   (22,946)  $    628,235    $   515,244
                         ===========   ===========   ============    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      664,157       980,751        661,435      1,041,571
Shares issued in
 reinvestment of
 dividends and
 distributions.........      228,771       231,452         96,818         43,371
Shares redeemed........     (175,143)     (133,906)      (243,071)      (275,568)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)      717,785     1,078,297        515,182        809,374
                         ===========   ===========   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                              LARGECAP
                              LARGECAP BLEND               GROWTH EQUITY
                                  ACCOUNT                     ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS        YEAR       SIX MONTHS        YEAR
                            ENDED         ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2005           2004          2005           2004
                        -------------  ------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    442,988   $   873,700   $    34,960    $    78,596
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     2,100,978     3,364,013       446,052        408,609
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (2,658,178)    3,734,852      (602,833)       526,435
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      (114,212)    7,972,565      (121,821)     1,013,640

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................       (12,083)     (857,049)           --        (75,416)
From net realized gain
 on investment and
 foreign currency
 transactions..........      (378,031)   (4,172,752)           --             --
                         ------------   -----------   -----------    -----------
    Total Dividends and
          Distributions      (390,114)   (5,029,801)           --        (75,416)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    16,812,507    32,174,295     4,040,904      7,615,063
Shares issued in
 reinvestment of
 dividends and
 distributions.........       390,114     5,029,801            --         75,416
Shares redeemed........      (646,269)   (4,027,881)   (3,489,396)    (2,126,681)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    16,556,352    33,176,215       551,508      5,563,798
                         ------------   -----------   -----------    -----------
         Total Increase
             (Decrease)    16,052,026    36,118,979       429,687      6,502,022

NET ASSETS
Beginning of period....    90,750,824    54,631,845    31,178,902     24,676,880
                         ------------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $106,802,850   $90,750,824   $31,608,589    $31,178,902
                         ============   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    442,967   $    12,062   $    34,960    $       424
                         ============   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,597,974     3,093,082       891,678      1,716,094
Shares issued in
 reinvestment of
 dividends and
 distributions.........        37,118       479,020            --         16,648
Shares redeemed........       (61,277)     (384,677)     (786,379)      (483,482)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)     1,573,815     3,187,425       105,299      1,249,260
                         ============   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                               LARGECAP STOCK               LARGECAP VALUE
                               INDEX ACCOUNT                   ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2005           2004           2005           2004
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,166,380   $  2,255,846   $   653,732    $ 1,028,886
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........        86,183        368,770     1,170,049      1,702,711
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (2,706,281)    11,735,501      (834,970)     5,757,833
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (1,453,718)    14,360,117       988,811      8,489,430

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................       (40,721)    (2,215,968)      (11,764)    (1,012,056)
From net realized gain
 on investment and
 foreign currency
 transactions..........            --             --      (480,937)    (1,130,128)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions       (40,721)    (2,215,968)     (492,701)    (2,142,184)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    19,773,442     37,165,309    16,655,680     28,731,943
Shares issued in
 reinvestment of
 dividends and
 distributions.........        40,721      2,215,968       492,701      2,142,184
Shares redeemed........   (13,184,869)   (11,926,616)     (817,499)    (3,721,097)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     6,629,294     27,454,661    16,330,882     27,153,030
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)     5,134,855     39,598,810    16,826,992     33,500,276

NET ASSETS
Beginning of period....   158,236,736    118,637,926    80,720,901     47,220,625
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $163,371,591   $158,236,736   $97,547,893    $80,720,901
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,165,537   $     39,878   $   653,279    $    11,311
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     2,299,292      4,513,103     1,416,290      2,575,016
Shares issued in
 reinvestment of
 dividends and
 distributions.........         4,730        256,478        42,111        182,799
Shares redeemed........    (1,530,537)    (1,448,322)      (69,654)      (338,000)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)       773,485      3,321,259     1,388,747      2,419,815
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                               LIMITED TERM                    MIDCAP
                               BOND ACCOUNT                   ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                            2005          2004          2005            2004
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   862,407   $ 1,016,203   $  3,058,756    $  3,620,491
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (285,065)     (143,117)    24,716,593      33,581,941
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       34,583      (405,127)   (23,945,300)     22,139,616
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      611,925       467,959      3,830,049      59,342,048

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (1,069,437)           --        (13,912)     (3,603,854)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --     (6,586,201)    (36,303,151)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions   (1,069,437)           --     (6,600,113)    (39,907,005)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   14,297,795    40,451,911     15,356,922      27,823,226
Shares issued in
 reinvestment of
 dividends and
 distributions.........    1,069,437            --      6,600,113      39,906,970
Shares redeemed........   (5,074,731)   (5,230,694)   (18,564,448)    (26,065,448)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   10,292,501    35,221,217      3,392,587      41,664,748
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)    9,834,989    35,689,176        622,523      61,099,791

NET ASSETS
Beginning of period....   56,241,405    20,552,229    395,303,777     334,203,986
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $66,076,394   $56,241,405   $395,926,300    $395,303,777
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   924,622   $ 1,069,353   $  3,058,756    $     13,972
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,432,761     4,021,296        398,640         720,222
Shares issued in
 reinvestment of
 dividends and
 distributions.........      107,806            --        172,417       1,036,920
Shares redeemed........     (508,548)     (520,379)      (482,474)       (680,624)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)    1,032,019     3,500,917         88,583       1,076,518
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                              MIDCAP GROWTH                MIDCAP VALUE
                                 ACCOUNT                      ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2005          2004          2005           2004
                        ------------  ------------  ------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (105,665)  $  (168,150)  $    62,042    $     65,336
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    5,110,599     2,391,874     7,116,249       9,455,706
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (3,481,376)    4,005,358    (5,281,258)      3,826,375
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,523,558     6,229,082     1,897,033      13,347,417

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --            --            --         (53,875)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --    (2,039,170)     (8,252,823)
                         -----------   -----------   -----------    ------------
    Total Dividends and
          Distributions           --            --    (2,039,170)     (8,306,698)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    2,777,748     9,019,774    14,334,719      25,238,587
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --     2,039,170       8,306,698
Shares redeemed........   (3,146,292)   (9,862,540)   (1,995,431)    (12,474,383)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     (368,544)     (842,766)   14,378,458      21,070,902
                         -----------   -----------   -----------    ------------
         Total Increase
             (Decrease)    1,155,014     5,386,316    14,236,321      26,111,621

NET ASSETS
Beginning of period....   59,674,070    54,287,754    78,165,605      52,053,984
                         -----------   -----------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $60,829,084   $59,674,070   $92,401,926    $ 78,165,605
                         ===========   ===========   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (105,665)  $        --   $    62,042    $         --
                         ===========   ===========   ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      287,988     1,004,369       958,930       1,688,010
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --       136,308         556,530
Shares redeemed........     (323,790)   (1,108,751)     (133,505)       (846,051)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)      (35,802)     (104,382)      961,733       1,398,489
                         ===========   ===========   ===========    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                               PRINCIPAL
                                MONEY MARKET                 LIFETIME 2010
                                   ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS         YEAR       SIX MONTHS       PERIOD
                            ENDED          ENDED          ENDED         ENDED
                          JUNE 30,      DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2005            2004          2005        2004/(A)/
                        -------------  --------------  -----------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,580,540   $   1,311,472   $      567      $   114
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........            --              --           72          109
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....            --              --       41,792          710
                         ------------   -------------   ----------      -------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     1,580,540       1,311,472       42,431          933

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (1,580,540)     (1,311,472)         (24)         (90)
From net realized gain
 on investment and
 foreign currency
 transactions..........            --              --         (109)          --
                         ------------   -------------   ----------      -------
    Total Dividends and
          Distributions    (1,580,540)     (1,311,472)        (133)         (90)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    70,930,306     126,793,481    2,518,450       10,000
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,580,540       1,311,472           51           --
Shares redeemed........   (69,195,907)   (139,096,629)     (22,264)          --
                         ------------   -------------   ----------      -------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     3,314,939     (10,991,676)   2,496,237       10,000
                         ------------   -------------   ----------      -------
         Total Increase
             (Decrease)     3,314,939     (10,991,676)   2,538,535       10,843

NET ASSETS
Beginning of period....   140,553,313     151,544,989       10,843           --
                         ------------   -------------   ----------      -------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $143,868,252   $ 140,553,313   $2,549,378      $10,843
                         ============   =============   ==========      =======
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $         --   $          --   $      567      $    24
                         ============   =============   ==========      =======


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    70,930,306     126,793,481      233,759        1,000
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,580,540       1,311,472            5           --
Shares redeemed........   (69,195,907)   (139,096,629)      (2,051)          --
                         ------------   -------------   ----------      -------
Net Increase (Decrease)     3,314,939     (10,991,676)     231,713        1,000
                         ============   =============   ==========      =======



/(a) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PRINCIPAL                 PRINCIPAL
                                LIFETIME 2020             LIFETIME 2030
                                   ACCOUNT                   ACCOUNT
-------------------------------------------------------------------------------
                          SIX MONTHS      PERIOD     SIX MONTHS      PERIOD
                             ENDED        ENDED        ENDED         ENDED
                           JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,
                             2005       2004/(A)/       2005       2004/(A)/
                          -----------  ------------  ----------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).......  $     (733)    $   149     $  1,965      $  1,492
Net realized gain (loss)
 from investment and
 foreign currency
 transactions...........         (86)        118          330         1,088
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies.....     101,395       1,004        7,474         2,242
                          ----------     -------     --------      --------
 Net Increase (Decrease)
 in Net Assets Resulting
         from Operations     100,576       1,271        9,769         4,822

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income.................         (31)       (118)        (289)       (1,203)
From net realized gain
 on investment and
 foreign currency
 transactions...........        (118)         --       (1,086)           (3)
                          ----------     -------     --------      --------
     Total Dividends and
           Distributions        (149)       (118)      (1,375)       (1,206)

CAPITAL SHARE
 TRANSACTIONS
Shares sold.............   7,542,092      13,954      604,034       147,572
Shares issued in
 reinvestment of
 dividends and
 distributions..........          54          27        1,300         1,118
Shares redeemed.........      (3,551)         --      (15,053)         (951)
                          ----------     -------     --------      --------
 Net Increase (Decrease)
      in Net Assets from
           Capital Share
            Transactions   7,538,595      13,981      590,281       147,739
                          ----------     -------     --------      --------
          Total Increase
              (Decrease)   7,639,022      15,134      598,675       151,355

NET ASSETS
Beginning of period.....      15,134          --      151,355            --
                          ----------     -------     --------      --------
End of period (including
 undistributed net
 investment income as
 set forth below).......  $7,654,156     $15,134     $750,030      $151,355
                          ==========     =======     ========      ========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss).......  $     (733)    $    31     $  1,965      $    289
                          ==========     =======     ========      ========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold.............     691,385       1,378       55,449        13,784
Shares issued in
 reinvestment of
 dividends and
 distributions..........           5           2          121           103
Shares redeemed.........        (327)         --       (1,389)          (91)
                          ----------     -------     --------      --------
Net Increase (Decrease).     691,063       1,380       54,181        13,796
                          ==========     =======     ========      ========



/(a) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PRINCIPAL                 PRINCIPAL
                                LIFETIME 2040             LIFETIME 2050
                                    ACCOUNT                   ACCOUNT
-------------------------------------------------------------------------------
                           SIX MONTHS     PERIOD     SIX MONTHS      PERIOD
                             ENDED        ENDED        ENDED         ENDED
                            JUNE 30,   DECEMBER 31,   JUNE 30,    DECEMBER 31,
                              2005      2004/(A)/       2005       2004/(A)/
                           ----------  ------------  ----------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss)........  $  1,182     $  1,388     $    405       $   779
Net realized gain (loss)
 from investment and
 foreign currency
 transactions............       309          878           99           451
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies......    17,206        9,151        3,427         6,819
                           --------     --------     --------       -------
  Net Increase (Decrease)
  in Net Assets Resulting
          from Operations    18,697       11,417        3,931         8,049

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................      (261)      (1,128)        (138)         (641)
From net realized gain on
 investment and foreign
 currency transactions...      (880)          --         (439)          (13)
                           --------     --------     --------       -------
      Total Dividends and
            Distributions    (1,141)      (1,128)        (577)         (654)

CAPITAL SHARE
 TRANSACTIONS
Shares sold..............   583,292      137,859      108,145        83,056
Shares issued in
 reinvestment of
 dividends and
 distributions...........     1,070        1,041          505           571
Shares redeemed..........   (58,128)      (2,319)      (6,145)       (2,781)
                           --------     --------     --------       -------
  Net Increase (Decrease)
       in Net Assets from
            Capital Share
             Transactions   526,234      136,581      102,505        80,846
                           --------     --------     --------       -------
Total Increase (Decrease)   543,790      146,870      105,859        88,241

NET ASSETS
Beginning of period......   146,870           --       88,241            --
                           --------     --------     --------       -------
End of period (including
 undistributed net
 investment income as set
 forth below)............  $690,660     $146,870     $194,100       $88,241
                           ========     ========     ========       =======
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)........  $  1,181     $    260     $    405       $   138
                           ========     ========     ========       =======


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold..............    54,015       13,358       10,044         8,167
Shares issued in
 reinvestment of
 dividends and
 distributions...........        99           95           47            52
Shares redeemed..........    (5,293)        (214)        (565)         (264)
                           --------     --------     --------       -------
Net Increase (Decrease)..    48,821       13,239        9,526         7,955
                           ========     ========     ========       =======



/(a) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                PRINCIPAL
                                LIFETIME                   REAL ESTATE
                            STRATEGIC INCOME                SECURITIES
                                 ACCOUNT                     ACCOUNT
---------------------------------------------------------------------------------
                        SIX MONTHS      PERIOD      SIX MONTHS         YEAR
                           ENDED        ENDED          ENDED           ENDED
                         JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                           2005       2004/(A)/        2005            2004
                        -----------  ------------  -------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    1,517     $   116     $  1,340,431    $  2,584,840
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........       3,307         138        2,917,936      12,478,593
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      42,658         508        6,338,729      19,431,275
                         ----------     -------     ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      47,482         762       10,597,096      34,494,708

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................         (31)        (85)         (35,227)     (2,579,353)
From net realized gain
 on investment and
 foreign currency
 transactions..........        (138)         --       (1,314,042)    (12,278,752)
                         ----------     -------     ------------    ------------
    Total Dividends and
          Distributions        (169)        (85)      (1,349,269)    (14,858,105)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   2,126,888      10,000       13,576,283      32,903,109
Shares issued in
 reinvestment of
 dividends and
 distributions.........          19          --        1,349,269      14,858,105
Shares redeemed........      (8,401)         --       (8,948,451)    (14,393,456)
                         ----------     -------     ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   2,118,506      10,000        5,977,101      33,367,758
                         ----------     -------     ------------    ------------
         Total Increase
             (Decrease)   2,165,819      10,677       15,224,928      53,004,361

NET ASSETS
Beginning of period....      10,677          --      146,022,214      93,017,853
                         ----------     -------     ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $2,176,496     $10,677     $161,247,142    $146,022,214
                         ==========     =======     ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    1,517     $    31     $  1,340,263    $     35,059
                         ==========     =======     ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     202,533       1,000          792,281       2,008,183
Shares issued in
 reinvestment of
 dividends and
 distributions.........           2          --           81,626         857,440
Shares redeemed........        (799)         --         (523,957)       (938,152)
                         ----------     -------     ------------    ------------
Net Increase (Decrease)     201,736       1,000          349,950       1,927,471
                         ==========     =======     ============    ============



/(a) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 SMALLCAP                SMALLCAP GROWTH
                                 ACCOUNT                      ACCOUNT
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2005          2004          2005           2004
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    29,950   $    18,690   $  (230,354)   $  (402,719)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    2,162,285    11,020,387     6,497,575      2,613,017
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (186,360)    2,686,948    (6,508,342)     4,039,816
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,005,875    13,726,025      (241,121)     6,250,114

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................      (18,034)           --            --             --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions      (18,034)           --            --             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    5,426,547    13,335,829     2,705,074      8,798,469
Shares issued in
 reinvestment of
 dividends and
 distributions.........       18,034            --            --             --
Shares redeemed........   (3,357,608)   (7,231,747)   (3,918,780)    (7,223,060)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,086,973     6,104,082    (1,213,706)     1,575,409
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    4,074,814    19,830,107    (1,454,827)     7,825,523

NET ASSETS
Beginning of period....   85,115,339    65,285,232    63,453,330     55,627,807
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $89,190,153   $85,115,339   $61,998,503    $63,453,330
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    29,950   $    18,058   $  (230,354)   $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      584,510     1,598,467       306,557      1,049,160
Shares issued in
 reinvestment of
 dividends and
 distributions.........        1,925            --            --             --
Shares redeemed........     (360,996)     (876,954)     (439,444)      (878,433)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      225,439       721,513      (132,887)       170,727
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                        SMALLCAP VALUE
                                                           ACCOUNT
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   JUNE 30,      DECEMBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    177,444    $    195,404
Net realized gain (loss) from investment and
 foreign currency transactions.................     4,643,824       9,545,638
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (2,231,026)      9,650,652
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     2,590,242      19,391,694

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................       (52,768)       (148,451)
From net realized gain on investment and
 foreign currency transactions.................    (1,523,183)     (9,148,625)
                                                 ------------    ------------
              Total Dividends and Distributions    (1,575,951)     (9,297,076)

CAPITAL SHARE TRANSACTIONS
Shares sold....................................    12,923,200      21,156,665
Shares issued in reinvestment of dividends and
 distributions.................................     1,575,951       9,196,632
Shares redeemed................................    (5,240,824)    (15,377,279)
                                                 ------------    ------------
     Net Increase (Decrease) in Net Assets from
                     Capital Share Transactions     9,258,327      14,976,018
                                                 ------------    ------------
                      Total Increase (Decrease)    10,272,618      25,070,636

NET ASSETS
Beginning of period............................   107,206,049      82,135,413
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $117,478,667    $107,206,049
                                                 ============    ============
Undistributed (Overdistributed) Net Investment
 Income (Operating Loss).......................  $    177,031    $     52,355
                                                 ============    ============


INCREASE (DECREASE) IN CAPITAL SHARES
Shares sold....................................       801,987       1,330,237
Shares issued in reinvestment of dividends and
 distributions.................................        97,221         563,181
Shares redeemed................................      (324,809)       (984,594)
                                                 ------------    ------------
Net Increase (Decrease)........................       574,399         908,824
                                                 ============    ============



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2005, the Fund consists of 31 accounts (Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Diversified International Account, Equity Growth Account, Equity Income Account, Equity Value Account, Government Securities Account, Growth Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, Limited Term Bond Account, MidCap Account, MidCap Growth Account, MidCap Value Account, Money Market Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SmallCap Account, SmallCap Growth Account, and SmallCap Value Account), known as the "Accounts".

Effective August 30, 2004, the initial purchases of 1,000 shares of Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, and 200,000 shares of Equity Value Account were made by Principal Life Insurance Company.

Effective May 1, 2005, International Account changed its name to Diversified International Account.

During 2002 and 2003, the Principal Financial Group, Inc. (parent company of Principal Financial Services, Inc.), on behalf of certain of the accounts, initiated litigation against two investment banking firms. The litigation alleged improper sales practices. As a result of mediation, certain of the accounts received a settlement that is reflected as a component of realized gain
(loss) from investment transactions on the statements of operations.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION. . Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the "Principal LifeTime Accounts") invest in combinations of other series of Principal Variable Contracts Fund, Inc. (the "Underlying Accounts"). Investments in the Underlying Accounts are valued at the closing net asset value per share of each Underlying Account on the day of valuation.

The Accounts (with the exception of Money Market Account and the Principal LifeTime Accounts) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price based on information provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account's net asset value are ordinarily not reflected in the account's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.



CURRENCY TRANSLATION. . Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Accounts record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.



EXPENSES . Expenses directly attributed to an account are charged to that account. Other account expenses not directly attributed to an account are apportioned among the funds managed by Principal Management Corporation. Expenses included in the statements of operations of the Principal LifeTime Accounts reflect the expenses of each Principal LifeTime Account and do not include any expenses associated with the Underlying Accounts.



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS . With respect to Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, commission recapture, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes. Due to the nature of REIT investments, a portion of the distributions received by the Account may represent a return of capital.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



FOREIGN TAXES . Certain of the accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of Indian securities held by the accounts are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. The accounts accrue an estimated deferred tax liability for future gains on Indian securities. At June 30, 2005, Diversified International Account had a foreign tax refund receivable of $536, deferred tax liability of $15,475 and an approximate capital loss carryforward of $11,000 that expires in 2013 and International Emerging Markets Account had a deferred tax liability of $23,580 and an approximate capital loss carryforward of $117,000 that expires in 2013, relating to Indian securities.


3. OPERATING POLICIES



FUTURES CONTRACTS. . The Accounts (with the exception of Money Market Account) may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.



INDEMNIFICATION . Under the Fund's by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.



JOINT TRADING ACCOUNT. . Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



LINE OF CREDIT. . Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating accounts and funds in proportion to their average net assets during each calendar quarter. At June 30, 2005, the Accounts had no outstanding borrowings under the line of credit.



REBATES AND CREDITS . Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included in realized gain from investment transactions in the statements of operations. Additionally, certain of the Accounts have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each account's expenses. Custodian fees in the statements of operations are presented before reduction for credits, which are reflected as fees paid indirectly.



REPURCHASE AGREEMENTS . The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. When repurchase agreement investments are made as part of the Account's securities lending program, the collateral is in the possession of the Account's lending agent or third party agent. The collateral is evaluated daily by the lending agent to ensure the value is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event of default on the obligation to repurchase, the account has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the account could experience delays in the realization of the collateral.



RESTRICTED SECURITIES. . Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.



SECURITIES LENDING . Certain of the Accounts may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable account receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral received is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Although risk is mitigated by the collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2005, the Accounts had no securities on loan.



SWAP AGREEMENTS. . Certain of the Accounts may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are marked-to-market daily based on an evaluated price provided by a pricing service; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Periodic payments received or made at the end of each measurement period are recorded as realized gain or loss on the statements of operations. Upon termination of the swap agreement, the account recognizes a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the accounts' schedules of investments.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rates used in this calculation are as follows:

                                          NET ASSETS OF ACCOUNTS
                                              (IN MILLIONS)
                                  -------------------------------------
                                  FIRST    NEXT    NEXT    NEXT     OVER
                                   $100    $100    $100    $100     $400
                                  -----    ----    ----    ----     ----
 Asset Allocation Account          .80%    .75%    .70%    .65%     .60%
 Balanced Account                  .60     .55     .50     .45      .40
 Bond Account                      .50     .45     .40     .35      .30
 Equity Growth Account             .80     .75     .70     .65      .60
 Equity Income Account             .60     .55     .50     .45      .40
 Government Securities Account     .50     .45     .40     .35      .30
 International SmallCap Account   1.20    1.15    1.10    1.05     1.00
 Limited Term Bond Account         .50     .45     .40     .35      .30
 MidCap Account                    .65     .60     .55     .50      .45
 MidCap Growth Account             .90     .85     .80     .75      .70
 Money Market Account              .50     .45     .40     .35      .30
 Real Estate Securities Account    .90     .85     .80     .75      .70
 SmallCap Account                  .85     .80     .75     .70      .65
 SmallCap Growth Account          1.00     .95     .90     .85      .80
 SmallCap Value Account           1.10    1.05    1.00     .95      .90


                                              NET ASSETS OF ACCOUNTS
                                                   (IN MILLIONS)
                                      -------------------------------------
                                      FIRST    NEXT    NEXT    NEXT     OVER
                                       $250    $250    $250    $250    $1,000
                                      -----    ----    ----    ----    ------
 Capital Value Account                 .60%    .55%    .50%    .45%      .40%
 Diversified International Account     .85     .80     .75     .70       .65
 Equity Value Account                  .85     .80     .75     .70       .65
 Growth Account                        .60     .55     .50     .45       .40
 International Emerging Markets       1.25    1.20    1.15    1.10      1.05
 Account
 LargeCap Blend Account                .75     .70     .65     .60       .55
 LargeCap Value Account                .75     .70     .65     .60       .55
 MidCap Value Account                 1.05    1.00     .95     .90       .85


                                                 OVERALL FEE
                                                -------------
 LargeCap Growth Equity Account                    1.00  %
 LargeCap Stock Index Account                       .35
 Principal LifeTime 2010 Account                    .1225
 Principal LifeTime 2020 Account                    .1225
 Principal LifeTime 2030 Account                    .1225
 Principal LifeTime 2040 Account                    .1225
 Principal LifeTime 2050 Account                    .1225
 Principal LifeTime Strategic Income Account        .1225

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has voluntarily agreed to limit the expenses for certain accounts. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the period. The limits may be changed at any time. The operating expense limits as of June 30, 2005, are as follows:

                                                    EXPENSE LIMIT
                                                   ---------------
 Equity Value Account                                   1.10%
 Principal LifeTime 2010 Account                         .16
 Principal LifeTime 2020 Account                         .13
 Principal LifeTime 2030 Account                         .16
 Principal LifeTime 2040 Account                         .13
 Principal LifeTime 2050 Account                         .12
 Principal LifeTime Strategic Income Account             .14



Effective April 29, 2005 the expense limit was eliminated on LargeCap Stock Index Account. In addition, on that date, the expense limit was lowered from ..14% to .13% on Principal LifeTime 2040 Account and from .13% to .12% on Principal LifeTime 2050 Account, respectively.



AFFILIATED OWNERSHIP. . At June 30, 2005, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.

For the period ended June 30, 2005, information, on a federal tax basis, regarding affiliated securities held by the accounts was as follows:

                         DECEMBER 31, 2004     PURCHASES          SALES         JUNE 30, 2005
                         ---------           --------------  ----------------  --------------
                         SHARES     COST     SHARES   COST   SHARES  PROCEEDS  SHARES     COST
                         -------  ---------  ------  ------  ------  --------  ------  ----------
 LARGECAP STOCK INDEX
 ACCOUNT
     Principal            4,182   $124,203   94      $3,680  -          $-     4,276   $127,883
 Financial Group, Inc.
          (parent
 company of Principal
 Financial
           Services,
 Inc.)


                                     DECEMBER 31, 2004        PURCHASES            SALES           JUNE 30, 2005
                                     ----------          -------------------  ---------------   -------------------
                                     SHARES     COST     SHARES      COST     SHARES  PROCEEDS  SHARES       COST
                                     ------     ----     -------  ----------  ------  --------  -------  ------------
 PRINCIPAL LIFETIME 2010 ACCOUNT
 Bond Account                         265      $ 3,199    80,526  $  956,134    607   $ 7,248    80,184   $  952,101
 Capital Value Account                 11          311     2,316      75,503     18       573     2,309       75,243
 Diversified International Account     56          644    10,157     138,675    442     6,012     9,771      133,313
 Equity Income Account                103          849    18,719     170,736  1,240    11,233    17,582      160,358
 LargeCap Growth Equity Account       208          881    45,561     207,260    336     1,552    45,433      206,594
 LargeCap Stock Index Account         135        1,090    29,703     256,609    220     1,930    29,618      255,773
 LargeCap Value Account                53          590    11,160     131,763     82       982    11,131      131,374
 Money Market Account                 965          965   269,392     269,349  2,028     2,028   268,329      268,286
 Real Estate Securities Account        89        1,490    14,247     251,671  1,653    29,252    12,683      223,981
 SmallCap Account                      55          429    10,978     102,645     81       772    10,952      102,307
                                              --------            ----------          -------            -----------
                                               $10,448            $2,560,345          $61,582             $2,509,330
                                              ========            ==========          =======            ===========

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                                     DECEMBER 31, 2004        PURCHASES            SALES           JUNE 30, 2005
                                    ------------------   -------------------  ---------------   -------------------
                                     SHARES     COST     SHARES      COST     SHARES  PROCEEDS  SHARES       COST
                                     ------     ----     -------  ----------  ------  --------  -------  ------------
 PRINCIPAL LIFETIME 2020 ACCOUNT
 Bond Account                         318      $ 3,855   212,301  $2,526,755     34   $   405   212,585   $2,530,206
 Capital Value Account                 21          633    15,486     506,497      2        73    15,505      507,057
 Diversified International Account    113        1,332    49,478     676,703      9       125    49,582      677,910
 Equity Income Account                127        1,057    51,446     471,450    651     5,881    50,922      466,626
 LargeCap Growth Equity Account       412        1,762   123,243     558,476  9,504    42,107   114,151      518,131
 LargeCap Stock Index Account         292        2,373   144,996   1,255,178     27       225   145,261    1,257,326
 LargeCap Value Account               108        1,209    39,722     469,193  1,258    14,572    38,572      455,830
 Real Estate Securities Account        86        1,470    36,075     650,479    334     5,911    35,827      646,038
 SmallCap Account                      40          326    16,512     154,972      2        30    16,550      155,268
 SmallCap Growth Account               25          198    12,136     109,151      3        19    12,158      109,330
 SmallCap Value Account                15          230     6,849     111,333      2        20     6,862      111,543
                                              --------            ----------          -------            -----------
                                               $14,445            $7,490,187          $69,368             $7,435,265
                                              ========            ==========          =======            ===========


                         DECEMBER 31, 2004      PURCHASES           SALES         JUNE 30, 2005
                         ------------------  ----------------  ---------------   ----------------
                         SHARES     COST     SHARES    COST    SHARES  PROCEEDS  SHARES     COST
                         ------     ----     ------  --------  ------  --------  ------     ----
 PRINCIPAL LIFETIME
 2030 ACCOUNT
 Bond Account             2,478   $ 30,393   13,255  $157,737   213    $ 2,533   15,520   $185,597
 Capital Value Account      239      7,595      926    30,288    19        607    1,146     37,281
 Diversified              1,253     16,006    4,443    60,913   649      8,825    5,047     68,163
 International Account
 Equity Income Account      881      7,901    3,350    30,556    69        617    4,162     37,845
 LargeCap Growth Equity   4,700     21,197   18,975    86,826   377      1,718   23,298    106,310
 Account
 LargeCap Stock Index     3,359     29,049   13,125   113,692   489      4,197   15,995    138,548
 Account
 LargeCap Value Account   1,222     14,485    4,863    57,599    96      1,135    5,989     70,950
 Real Estate Securities     678     12,602    2,505    44,249   267      4,691    2,916     52,233
 Account
 SmallCap Account           490      4,406    1,552    14,589   452      4,117    1,590     14,845
 SmallCap Growth            316      2,790    1,304    11,754    25        227    1,595     14,318
 Account
 SmallCap Value Account     173      3,010      723    11,809    14        227      882     14,593
                                  --------           --------          -------           ---------
                                  $149,434           $620,012          $28,894            $740,683
                                  ========           ========          =======           =========


                                    DECEMBER 31, 2004         PURCHASES             SALES         JUNE 30, 2005
                                    ------------------  ---------------------  ---------------   ----------------
                                    SHARES     COST     SHARES         COST    SHARES  PROCEEDS  SHARES     COST
                                    -------  ---------  ------       --------  ------  --------  ------  ----------
 PRINCIPAL LIFETIME 2040 ACCOUNT
 Bond Account                        1,498   $ 18,324    8,383       $ 99,446    824   $ 9,802    9,057   $107,969
 Capital Value Account                 275      8,267    1,090         34,833    103     3,337    1,262     39,766
 Diversified International Account   1,389     16,971    5,319         71,741    663     8,976    6,045     79,740
 Equity Income Account                 607      5,204    2,104         18,882    411     3,721    2,300     20,367
 LargeCap Growth Equity Account      5,346     22,867   21,456         95,793  2,204    10,073   24,598    108,621
 LargeCap Stock Index Account        3,814     31,285   15,191        129,186  1,648    14,288   17,357    146,229
 LargeCap Value Account              1,421     15,925    5,635         65,437    618     7,274    6,438     74,105
 Real Estate Securities Account        430      7,643    1,645         28,392    208     3,669    1,867     32,370
 SmallCap Account                      548      4,616    2,188         19,957    207     1,942    2,529     22,637
 SmallCap Growth Account               392      3,259    1,622         14,151    155     1,386    1,859     16,027
 SmallCap Value Account                226      3,677      927         14,582     87     1,389    1,066     16,870
                                             --------                --------          -------           ---------
                                             $138,038                $592,400          $65,857            $664,701
                                             ========                ========          =======           =========

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                          DECEMBER 31, 2004      PURCHASES           SALES         JUNE 30, 2005
                         ------------------   ----------------  --------------    ----------------
                          SHARES     COST     SHARES    COST    SHARES  PROCEEDS  SHARES     COST
                         --------  ---------  ------  --------  ------  --------  ------  ----------
 PRINCIPAL LIFETIME
 2050 ACCOUNT
 Bond Account               487     $ 5,876     917   $ 10,866    29     $  348   1,375    $ 16,394
 Capital Value Account      186       5,560     220      6,987     9        302     397      12,246
 Diversified              1,006      11,763   1,135     15,191   187      2,544   1,954      24,415
 International Account
 Equity Income Account      209       1,755     240      2,154    10         94     439       3,815
 LargeCap Growth Equity   3,532      15,337   4,632     20,684   190        852   7,974      35,170
 Account
 LargeCap Stock Index     2,519      20,685   3,136     26,669   132      1,131   5,523      46,226
 Account
 LargeCap Value Account     931      10,523   1,160     13,411    49        568   2,042      23,367
 Real Estate Securities     120       2,055     127      2,219     7         99     240       4,175
 Account
 SmallCap Account           387       3,143     465      4,231    19        176     833       7,198
 SmallCap Growth            302       2,417     365      3,191    14        134     653       5,474
 Account
 SmallCap Value Account     164       2,625     206      3,233     8        134     362       5,724
                                   --------           --------          -------           ---------
                                    $81,739           $108,836           $6,382            $184,204
                                   ========           ========          =======           =========


                                        DECEMBER 31, 2004        PURCHASES            SALES           JUNE 30, 2005
                                       ------------------   -------------------  ----------------  -------------------
                                        SHARES     COST     SHARES      COST     SHARES  PROCEEDS  SHARES       COST
                                       --------  ---------  -------  ----------  ------  --------  -------  ------------
 PRINCIPAL LIFETIME STRATEGIC INCOME
 ACCOUNT
 Bond Account                             305     $ 3,681    74,829  $  884,857    280   $  3,323   74,854   $  885,220
 Capital Value Account                      5         156       976      31,791      4        130      977       31,817
 Diversified International Account         30         348     4,997      68,346     21        284    5,006       68,410
 Equity Income Account                     97         796    15,992     145,008  1,512     13,663   14,577      132,200
 LargeCap Growth Equity Account           101         431    19,161      87,156     80        359   19,182       87,229
 LargeCap Stock Index Account              67         540    13,614     117,352     54        460   13,627      117,433
 LargeCap Value Account                    27         295     5,188      61,206     21        249    5,194       61,253
 Money Market Account                   2,075       2,075   500,108     500,014  1,861      1,861  500,322      500,228
 Real Estate Securities Account           117       1,968    16,333     280,193  4,745     83,918   11,705      201,468
 SmallCap Account                          25         194     4,417      41,199     18        168    4,424       41,226
                                                 --------            ----------          --------           -----------
                                                  $10,484            $2,217,122          $104,415            $2,126,484
                                                 ========            ==========          ========           ===========


                                                            REALIZED GAIN/LOSS
                                                DIVIDENDS     ON INVESTMENTS
                                                ---------  --------------------
 LARGECAP STOCK INDEX ACCOUNT
 Principal Financial Group                         $-               $-
    (parent company of Principal Financial Services,
 Inc.)


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2010 ACCOUNT
 Bond Account                      $  245                   $ 16                     $ -
 Capital Value Account                  -                      2                       -
 Diversified                           13                      6                       -
 International Account
 Equity Income Account                  2                      6                       -
 LargeCap Growth Equity                 -                      5                       -
 Account
 LargeCap Stock Index                   1                      4                       -
 Account
 LargeCap Value Account                 2                      3                       4
 Money Market Account                 787                      -                      19
 Real Estate Securities                 3                     72                       -
 Account
 SmallCap Account                       -                      5                       -
                                   ------                   ----                     ---
                                   $1,053                   $119                     $23
                                   ======                   ====                     ===

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------   --------------------------
 PRINCIPAL LIFETIME
 2020 ACCOUNT
 Bond Account                       $206                     $1                      $
 Capital Value Account                 -                      -                        -
 Diversified                          19                      -                        -
 International Account
 Equity Income Account                 1                      -                        -
 LargeCap Growth Equity                -                      -                        -
 Account
 LargeCap Stock Index                  1                      -                        -
 Account
 LargeCap Value Account                3                      -                        6
 Real Estate Securities                3                      -                       14
 Account
 SmallCap Account                      -                      -                        3
 SmallCap Growth                       -                      -                        -
 Account
 SmallCap Value Account                1                      -                        -
                                    ----             ---                             ---
                                    $234                     $1                      $23
                                    ====             ===                             ===


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------   --------------------------
 PRINCIPAL LIFETIME
 2030 ACCOUNT
 Bond Account                      $1,865                  $  -                      $  -
 Capital Value Account                  1                     5                         -
 Diversified                          252                    69                         -
 International Account
 Equity Income Account                 12                     5                         -
 LargeCap Growth Equity                 -                     5                         -
 Account
 LargeCap Stock Index                  10                     4                         -
 Account
 LargeCap Value Account                39                     1                        76
 Real Estate Securities                24                    73                       125
 Account
 SmallCap Account                       1                   (33)                        -
 SmallCap Growth                        -                     1                         -
 Account
 SmallCap Value Account                10                     1                        46
                                   ------                  ----                      ----
                                   $2,214                  $131                      $247
                                   ======                  ====                      ====


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 ACCOUNT
 Bond Account                      $1,056                   $  1                     $  -
 Capital Value Account                  1                      3                        -
 Diversified                          260                      2                        -
 International Account
 Equity Income Account                  7                      4                        -
 LargeCap Growth Equity                 -                     34                        -
 Account
 LargeCap Stock Index                  10                     46                        -
 Account
 LargeCap Value Account                42                     17                       82
 Real Estate Securities                14                      4                       73
 Account
 SmallCap Account                       1                      6                        -
 SmallCap Growth                       12                      3                        -
 Account
 SmallCap Value Account                 -                      -                       56
                                   ------                   ----                     ----
                                   $1,403                   $120                     $211
                                   ======                   ====                     ====

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------   --------------------------
 PRINCIPAL LIFETIME
 2050 ACCOUNT
 Bond Account                       $279                    $ -                      $ -
 Capital Value Account                 1                      1                        -
 Diversified                         155                      5                        -
 International Account
 Equity Income Account                 2                      -                        -
 LargeCap Growth Equity                -                      1                        -
 Account
 LargeCap Stock Index                  6                      3                        -
 Account
 LargeCap Value Account               23                      1                       44
 Real Estate Securities                3                      -                       17
 Account
 SmallCap Account                      1                      -                        -
 SmallCap Growth                       -                      -                        -
 Account
 SmallCap Value Account                7                      -                       33
                                    ----                    ---                      ---
                                    $477                    $11                      $94
                                    ====                    ===                      ===


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------   --------------------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME
 ACCOUNT
 Bond Account                      $  195                  $    5                    $ -
 Capital Value Account                  -                       -                      -
 Diversified                            5                       -                      -
 International Account
 Equity Income Account                  1                      59                      -
 LargeCap Growth Equity                 -                       1                      -
 Account
 LargeCap Stock Index                   -                       1                      -
 Account
 LargeCap Value Account                 1                       1                      1
 Money Market Account               1,740                       -                      -
 Real Estate Securities                 3                   3,225                     18
 Account
 SmallCap Account                       -                       1                      -
                                   ------                  ------                    ---
                                   $1,945                  $3,293                    $19
                                   ======                  ======                    ===




AFFILIATED BROKERAGE COMMISSIONS. . With respect to Equity Income Account, $8,773 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. No other Accounts paid brokerage commissions to any member of the Principal Financial Group. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                                        PERIOD ENDED
                                                        JUNE 30, 2005
                                                       ---------------
 Equity Value Account                                      $     2
 LargeCap Value Account                                     20,839
 MidCap Value Account                                        5,840
 SmallCap Growth Account                                     1,764

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2005, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows:

                                                    PURCHASES        SALES
                                                   ------------  --------------
 Asset Allocation Account                          $ 27,001,314   $ 36,576,516
 Balanced Account                                    67,776,981     71,714,640
 Bond Account                                       244,277,070    208,424,319
 Capital Value Account                              177,429,075    185,166,603
 Diversified International Account                  143,413,122    141,429,705
 Equity Growth Account                               88,454,625    103,532,917
 Equity Income Account                               36,983,026     24,144,652
 Equity Value Account                                   689,332        447,453
 Government Securities Account                      430,500,978    440,562,841
 Growth Account                                      53,905,060     65,789,972
 International Emerging Markets Account              46,100,877     39,348,843
 International SmallCap Account                      70,768,798     63,178,535
 LargeCap Blend Account                              38,309,398     22,582,754
 LargeCap Growth Equity Account                      17,057,167     16,763,775
 LargeCap Stock Index Account                        15,859,972      8,689,012
 LargeCap Value Account                              24,396,848      9,796,768
 Limited Term Bond Account                           33,557,126     23,595,169
 MidCap Account                                      95,623,083     97,096,118
 MidCap Growth Account                               37,991,259     36,906,439
 MidCap Value Account                                50,747,182     40,364,847
 Principal LifeTime 2010 Account                      2,560,344         61,580
 Principal LifeTime 2020 Account                      7,490,188         69,369
 Principal LifeTime 2030 Account                        620,013         28,896
 Principal LifeTime 2040 Account                        592,398         65,858
 Principal LifeTime 2050 Account                        108,834          6,383
 Principal LifeTime Strategic Income Account          2,217,121        104,413
 Real Estate Securities Account                      23,258,464     14,755,376
 SmallCap Account                                    56,971,670     55,723,304
 SmallCap Growth Account                             27,667,172     27,110,943
 SmallCap Value Account                              22,668,531     15,678,833


For the period ended June 30, 2005, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows:

                                                      PURCHASES       SALES
                                                     -----------  -------------
 Asset Allocation Account                            $ 5,147,761   $ 8,776,043
 Balanced Account                                      1,711,649     2,210,895
 Bond Account                                         20,441,730    17,181,911
 Government Securities Account                        94,327,920    83,150,444
 Limited Term Bond Account                             2,939,049     3,925,008

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The Accounts may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account's schedule of investments.


FOREIGN CURRENCY CONTRACTS. . At June 30, 2005, Asset Allocation Account owned forward contracts to purchase and sell foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the account as an unrealized gain or loss.

When the contract is closed, the account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the account's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the account could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following summarizes the terms of the outstanding foreign currency contracts at June 30, 2005:

                                                                                                      NET UNREALIZED
                            FOREIGN CURRENCY   DELIVERY   CONTRACTS TO                                 APPRECIATION
                           PURCHASE CONTRACTS    DATE        ACCEPT     IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                           ------------------  ---------  ------------  ---------------  ----------  ----------------
 Asset Allocation Account  Australian Dollar   09/15/05     7,669,400     $5,842,083     $5,817,293     $ (24,790)
                           British Pound       09/15/05     2,122,860      3,830,468      3,795,191       (35,277)
                           Chinese Renminbi    12/08/05    29,158,239      3,718,547      3,613,214      (105,333)
                           Euro                09/15/05     4,404,907      5,346,612      5,348,086         1,474
                           Indian Rupee        12/06/05    44,400,000      1,000,000      1,015,194        15,194
                           Japanese Yen        09/15/05   440,748,390      4,069,887      4,008,724       (61,163)
                           Swiss Franc         09/15/05     4,969,256      3,938,806      3,903,895       (34,911)



                                                                                                     NET UNREALIZED
                           FOREIGN CURRENCY   DELIVERY   CONTRACTS TO                                 APPRECIATION
                            SALE CONTRACTS      DATE       DELIVER     IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                           -----------------  ---------  ------------  ---------------  ----------  ----------------
 Asset Allocation Account  Australian Dollar  09/15/05     2,278,473     $1,738,886     $1,728,237      $10,649
                           British Pound      09/15/05     2,714,180      4,895,307      4,852,337       42,970
                           Euro               09/15/05     3,365,778      4,090,220      4,086,460        3,760
                           Japanese Yen       09/15/05   445,834,872      4,116,134      4,054,987       61,147
                           Swiss Franc        09/15/05       578,341        456,252        454,350        1,902

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended June 30, 2005, and December 31, 2004 were as follows:

                             ORDINARY INCOME       LONG-TERM CAPITAL GAIN   SECTION 1250 GAINS
                         ------------------------  -----------------------  -------------------
                            2005         2004         2005        2004        2005       2004
                         -----------  -----------  ----------  -----------  --------  -----------
 Asset Allocation        $ 1,632,761  $ 3,233,014  $       --  $        --  $          $     --
 Account
 Balanced Account          3,095,662    2,643,964          --           --       --          --
 Bond Account             13,174,369   12,457,848          --           --       --          --
 Capital Value Account        30,727    3,649,034          --           --       --          --
 Diversified               2,532,765    1,795,063          --           --       --          --
 International Account
 Equity Growth Account            --    1,452,333          --           --       --          --
 Equity Income Account        50,388    1,489,623          --           --       --          --
 Equity Value Account         10,220       13,680          --           --       --          --
 Government Securities    14,340,475   16,266,441          --           --       --          --
 Account
 Growth Account              915,239      442,917          --           --       --          --
 International Emerging    2,144,549    1,022,290   1,035,373    2,282,855       --          --
 Markets Account
 International SmallCap      619,002      602,428   1,108,232           --       --          --
 Account
 LargeCap Blend Account      240,800    3,754,628     149,314    1,275,173       --          --
 LargeCap Growth Equity           --       75,416          --           --       --          --
 Account
 LargeCap Stock Index         40,721    2,215,968          --           --       --          --
 Account
 LargeCap Value Account      167,463    1,328,335     325,238      813,849       --          --
 Limited Term Bond         1,069,437           --          --           --       --          --
 Account
 MidCap Account               13,912    5,815,748   6,586,201   34,091,257       --          --
 MidCap Growth Account            --           --          --           --       --          --
 MidCap Value Account        721,825    2,709,580   1,317,345    5,597,118       --          --
 Money Market Account      1,580,540    1,311,472          --           --       --          --
 Principal LifeTime               25           90         108           --       --          --
 2010 Account
 Principal LifeTime               31          118         118           --       --          --
 2020 Account
 Principal LifeTime              299        1,206       1,076           --       --          --
 2030 Account
 Principal LifeTime              288        1,128         853           --       --          --
 2040 Account
 Principal LifeTime              182          654         395           --       --          --
 2050 Account
 Principal LifeTime               31           85         138           --       --          --
 Strategic Income
 Account
 Real Estate Securities      215,457    4,667,183   1,057,624    9,969,851   76,188     221,071
 Account
 SmallCap Account             18,034           --          --           --       --          --
 SmallCap Growth                  --           --          --           --       --          --
 Account
 SmallCap Value Account      282,500    2,953,671   1,293,451    6,343,405       --          --


 For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS . As of December 31, 2004, the components of distributable earnings on a federal income tax basis were as follows:

                          UNDISTRIBUTED         UNDISTRIBUTED          UNDISTRIBUTED
                          ORDINARY INCOME  LONG-TERM CAPITAL GAINS   SECTION 1250 GAINS
                         ----------------  -----------------------  --------------------
 Asset Allocation
 Account                   $ 1,632,397           $       --               $    --
 Balanced Account            3,094,840                   --                    --
 Bond Account               13,173,014                   --                    --
 Capital Value Account          30,496                   --                    --
 Diversified
 International Account       2,532,347                   --                    --
 Equity Growth Account          10,452                   --                    --
 Equity Income Account          50,573                   --                    --
 Equity Value Account           10,216                   --                    --
 Government Securities
 Account                    14,338,974                   --                    --
 Growth Account                914,507                   --                    --
 International Emerging
 Markets Account             2,144,766            1,035,537                    --
 International SmallCap
 Account                       618,625            1,108,285                    --
 LargeCap Blend Account        240,963              149,740                    --
 LargeCap Growth Equity
 Account                           424                   --                    --
 LargeCap Stock Index
 Account                        39,878                   --                    --
 LargeCap Value Account        167,389              325,835                    --
 Limited Term Bond
 Account                     1,069,353                   --                    --
 MidCap Account                 14,774            6,586,473                    --
 MidCap Value Account          722,588            1,317,763                    --
 Principal LifeTime
 2010 Account                       25                  108                    --
 Principal LifeTime
 2020 Account                       31                  118                    --
 Principal LifeTime
 2030 Account                      299                1,076                    --
 Principal LifeTime
 2040 Account                      286                  853                    --
 Principal LifeTime
 2050 Account                      182                  395                    --
 Principal LifeTime
 Strategic Income
 Account                            31                  138                    --
 Real Estate Securities
 Account                       215,356            1,058,016                76,817
 SmallCap Account               18,058                   --                    --
 SmallCap Value Account        282,376            1,294,085                    --


As of December 31, 2004, MidCap Growth Account, Money Market Account, SmallCap Growth Account had no distributable earnings on a federal income tax basis.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2004, the following Accounts had approximate net capital loss carryforwards as follows:

                                 NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                            2008        2009         2010         2011         2012
                         ----------  -----------  -----------  -----------  ----------
 Asset Allocation        $       --  $        --  $ 4,027,000  $   118,000   $     --
 Account
 Balanced Account                --           --   14,736,000    2,392,000         --
 Bond Account             2,183,000      302,000    1,073,000           --         --
 Capital Value Account           --           --    1,495,000           --         --
 Diversified                     --           --   21,718,000    2,642,000         --
 International Account
 Equity Growth Account           --   21,989,000   45,623,000   11,288,000         --
 Equity Income Account           --    1,711,000    8,557,000    1,185,000         --
 Government Securities           --           --      170,000    3,059,000         --
 Account
 Growth Account                  --    9,000,000   57,036,000   13,568,000         --
 LargeCap Growth Equity          --    2,111,000    1,635,000      262,000         --
 Account
 LargeCap Stock Index            --      632,000    3,977,000           --         --
 Account
 Limited Term Bond               --           --           --        1,000    166,000
 Account
 MidCap Growth Account           --           --    5,974,000           --         --
 SmallCap Account                --           --      941,000           --         --
 SmallCap Growth                 --   26,110,000   21,722,000           --         --
 Account




POST-OCTOBER LOSSES . Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2004, the Accounts had approximate post-October losses as follows:


 Diversified International Account        $ 3,000
 Government Securities Account             13,000
 International Emerging Markets Account    23,000
 Limited Term Bond Account                 32,000

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (57.69%)
ADVERTISING AGENCIES (0.13%)
                                                                                 $
 Interpublic Group /1/                                          2,500                 30,450
 Omnicom Group                                                  1,175                 93,836
                                                                                     124,286
AEROSPACE & DEFENSE (0.59%)
 BAE Systems                                                   14,977                 77,113
 Boeing                                                         4,200                277,200
 Northrop Grumman                                               1,800                 99,450
 Raytheon                                                       2,300                 89,976
 Rockwell Collins                                                 700                 33,376
                                                                                     577,115
AEROSPACE & DEFENSE EQUIPMENT (0.50%)
 General Dynamics                                                 900                 98,586
 Lockheed Martin                                                1,900                123,253
 United Technologies                                            5,200                267,020
                                                                                     488,859
AGRICULTURAL OPERATIONS (0.04%)
 Monsanto                                                         700                 44,009
AIRLINES (0.05%)
 Southwest Airlines                                             3,600                 50,148
APPAREL MANUFACTURERS (0.12%)
 Coach /1/                                                      1,400                 46,998
 Jones Apparel Group                                              500                 15,520
 Liz Claiborne                                                    600                 23,856
 VF                                                               500                 28,610
                                                                                     114,984
APPLIANCES (0.02%)
 Whirlpool                                                        300                 21,033
APPLICATIONS SOFTWARE (1.16%)
 Citrix Systems /1/                                               400                  8,664
 Intuit /1/                                                       900                 40,599
 Mercury Interactive /1/                                          600                 23,016
 Microsoft                                                     42,000              1,043,280
 Siebel Systems                                                 2,500                 22,250
                                                                                   1,137,809
ATHLETIC FOOTWEAR (0.09%)
 Nike                                                           1,000                 86,600
AUTO-CARS & LIGHT TRUCKS (0.12%)
 DaimlerChrysler                                                1,581                 64,312
 PSA Peugeot Citroen                                              118                  6,997
 Renault                                                          235                 20,740
 Volkswagen                                                       558                 25,502
                                                                                     117,551
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.07%)
 Paccar                                                         1,050                 71,400
BEVERAGES-NON-ALCOHOLIC (1.01%)
 Coca-Cola                                                     11,225                468,644
 Coca-Cola Enterprises                                          2,300                 50,623
 Pepsi Bottling Group                                           1,400                 40,054
 PepsiCo                                                        8,070                435,215
                                                                                     994,536
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-WINE & SPIRITS (0.39%)
                                                                                 $
 Brown-Forman                                                     700                 42,322
 Diageo                                                        23,194                341,944
                                                                                     384,266
BREWERY (0.18%)
 Anheuser-Busch                                                 3,800                173,850
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 Clear Channel Communications                                   3,651                112,925
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.25%)
 Compagnie de Saint-Gobain                                      2,038                113,225
 Masco                                                          3,600                114,336
 Vulcan Materials                                                 300                 19,497
                                                                                     247,058
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.07%)
 Bouygues                                                       1,644                 68,188
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard                                              1,300                 54,496
BUILDING-HEAVY CONSTRUCTION (0.07%)
 Vinci                                                            826                 68,800
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Ecolab                                                           900                 29,124
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 Centex                                                           500                 35,335
 KB Home                                                          400                 30,492
 Pulte Homes                                                      500                 42,125
                                                                                     107,952
CABLE TV (0.41%)
 Comcast /1/                                                   13,052                400,696
CASINO HOTELS (0.05%)
 Harrah's Entertainment                                           700                 50,449
CASINO SERVICES (0.06%)
 International Game Technology                                  2,106                 59,284
CELLULAR TELECOMMUNICATIONS (0.19%)
 Nextel Communications /1/                                      2,200                 71,082
 Vodafone Group                                                45,664                111,520
                                                                                     182,602
CHEMICALS-DIVERSIFIED (0.28%)
 Akzo Nobel                                                       107                  4,220
 Dow Chemical                                                   2,300                102,419
 E. I. Du Pont de Nemours                                       2,500                107,525
 PPG Industries                                                   500                 31,380
 Rohm & Haas                                                      600                 27,804
                                                                                     273,348
CHEMICALS-SPECIALTY (0.02%)
 Eastman Chemical                                                 200                 11,030
 Engelhard                                                        100                  2,855
 Sigma-Aldrich                                                    100                  5,604
                                                                                      19,489
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.02%)
                                                                                 $
 Jabil Circuit /1/                                                700                 21,511
COMMERCIAL BANKS (0.39%)
 AmSouth Bancorp                                                  100                  2,600
 BB&T                                                             100                  3,997
 Credit Suisse Group                                            4,085                161,187
 Deutsche Bank                                                    968                 75,799
 Regions Financial                                                123                  4,167
 Synovus Financial                                                100                  2,867
 UBS                                                            1,667                130,123
                                                                                     380,740
COMMERCIAL SERVICE-FINANCE (0.20%)
 Equifax                                                        1,200                 42,852
 H&R Block                                                      1,500                 87,525
 Moody's                                                          200                  8,992
 Paychex                                                        1,800                 58,572
                                                                                     197,941
COMPUTER SERVICES (0.19%)
 Affiliated Computer Services /1/                                 800                 40,880
 Computer Sciences /1/                                            900                 39,330
 Electronic Data Systems                                        2,300                 44,275
 Sungard Data Systems /1/                                       1,500                 52,755
 Unisys /1/                                                     2,000                 12,660
                                                                                     189,900
COMPUTERS (1.09%)
 Apple Computer /1/                                             2,200                 80,982
 Dell /1/                                                       8,100                320,031
 Hewlett-Packard                                                9,700                228,047
 International Business Machines                                5,300                393,260
 Sun Microsystems /1/                                          12,900                 48,117
                                                                                   1,070,437
COMPUTERS-MEMORY DEVICES (0.14%)
 EMC /1/                                                        7,700                105,567
 Network Appliance /1/                                          1,100                 31,097
                                                                                     136,664
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Lexmark International /1/                                        400                 25,932
CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
 Clorox                                                         1,300                 72,436
 Fortune Brands                                                   600                 53,280
                                                                                     125,716
CONTAINERS-METAL & GLASS (0.01%)
 Ball                                                             300                 10,788
CONTAINERS-PAPER & PLASTIC (0.00%)
 Sealed Air /1/                                                   100                  4,979
COSMETICS & TOILETRIES (1.68%)
 Avon Products                                                  2,800                105,980
 Beiersdorf                                                       118                 13,214
 Colgate-Palmolive                                              3,050                152,226
 Gillette                                                       5,400                273,402
 Kimberly-Clark                                                 3,200                200,288
 L'Oreal                                                        2,146                154,195
 Oriflame Cosmetics /1/                                           200                  4,559
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                                 $
 Procter & Gamble                                              14,200                749,050
                                                                                   1,652,914
CRUISE LINES (0.20%)
 Carnival                                                       3,283                179,088
 Carnival                                                         375                 21,294
                                                                                     200,382
DATA PROCESSING & MANAGEMENT (0.35%)
 Automatic Data Processing                                      2,400                100,728
 First Data                                                     3,747                150,405
 Fiserv /1/                                                     1,000                 42,950
 VERITAS Software /1/                                           2,000                 48,800
                                                                                     342,883
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                        800                 53,208
DISTRIBUTION-WHOLESALE (0.10%)
 W.W. Grainger                                                    300                 16,437
 Wolseley                                                       3,866                 81,422
                                                                                      97,859
DIVERSIFIED MANUFACTURING OPERATIONS (3.28%)
 3M                                                             3,600                260,280
 Cooper Industries                                                300                 19,170
 Danaher                                                        1,400                 73,276
 Dover                                                          1,500                 54,570
 Eaton                                                            800                 47,920
 General Electric                                              51,200              1,774,080
 Honeywell International                                        4,600                168,498
 Illinois Tool Works                                            1,700                135,456
 Ingersoll-Rand                                                 1,000                 71,350
 ITT Industries                                                   400                 39,052
 Leggett & Platt                                                  700                 18,606
 Siemens                                                        2,949                215,641
 Textron                                                          600                 45,510
 Tyco International                                            10,000                292,000
                                                                                   3,215,409
DIVERSIFIED OPERATIONS (0.25%)
 LVMH Moet Hennessey Louis Vuitton                              3,218                248,947
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.21%)
 Cendant                                                        9,400                210,278
DRUG DELIVERY SYSTEMS (0.02%)
 Hospira /1/                                                      580                 22,620
E-COMMERCE-SERVICES (0.10%)
 eBay /1/                                                       2,056                 67,869
 Monster Worldwide /1/                                          1,000                 28,680
                                                                                      96,549
ELECTRIC PRODUCTS-MISCELLANEOUS (0.15%)
 Emerson Electric                                               2,100                131,523
 Molex                                                            600                 15,624
                                                                                     147,147
ELECTRIC-GENERATION (0.01%)
 AES /1/                                                          600                  9,828
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (0.32%)
                                                                                 $
 Ameren                                                           200                 11,060
 American Electric Power                                          400                 14,748
 Cinergy                                                          200                  8,964
 Consolidated Edison                                              200                  9,368
 Constellation Energy Group                                       200                 11,538
 Dominion Resources                                               300                 22,017
 DTE Energy                                                       200                  9,354
 Duke Energy                                                      800                 23,784
 Edison International                                             300                 12,165
 Entergy                                                          200                 15,110
 Exelon                                                           600                 30,798
 FirstEnergy                                                      300                 14,433
 FPL Group                                                        400                 16,824
 NiSource                                                         200                  4,946
 PG&E                                                             400                 15,016
 PPL                                                              200                 11,876
 Progress Energy                                                  200                  9,048
 Public Service Enterprise Group                                  200                 12,164
 Southern                                                         700                 24,269
 TXU                                                              300                 24,927
 Xcel Energy                                                      400                  7,808
                                                                                     310,217
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.30%)
 Koninklijke Philips Electronics                               10,858                274,736
 Sanmina /1/                                                    1,600                  8,752
 Solectron /1/                                                  3,100                 11,749
                                                                                     295,237
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.89%)
 Advanced Micro Devices /1/                                     1,500                 26,010
 Altera /1/                                                     1,600                 31,712
 Broadcom /1/                                                   1,000                 35,510
 Freescale Semiconductor /1/                                    1,239                 26,242
 Intel                                                         19,300                502,958
 Micron Technology /1/                                          2,700                 27,567
 National Semiconductor                                         1,100                 24,233
 Nvidia /1/                                                       700                 18,704
 QLogic /1/                                                       200                  6,174
 Texas Instruments                                              5,300                148,771
 Xilinx                                                           900                 22,950
                                                                                     870,831
ELECTRONIC FORMS (0.06%)
 Adobe Systems                                                  2,200                 62,964
ELECTRONIC MEASUREMENT INSTRUMENTS (0.03%)
 Agilent Technologies /1/                                       1,400                 32,228
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 ABB /1/                                                        5,738                 37,623
ENTERPRISE SOFTWARE & SERVICE (0.83%)
 BMC Software /1/                                               1,000                 17,950
 Computer Associates International                              2,600                 71,448
 Novell /1/                                                     2,000                 12,400
 Oracle /1/                                                    22,200                293,040
 SAP                                                            2,386                416,828
                                                                                     811,666
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (0.07%)
                                                                                 $
 Electronic Arts /1/                                            1,200                 67,932
FIDUCIARY BANKS (0.43%)
 Bank of New York                                               4,000                115,120
 Mellon Financial                                              10,100                289,769
 Northern Trust                                                   100                  4,559
 State Street                                                     200                  9,650
                                                                                     419,098
FINANCE-CONSUMER LOANS (0.01%)
 SLM                                                              200                 10,160
FINANCE-CREDIT CARD (0.51%)
 American Express                                               4,100                218,243
 Capital One Financial                                            100                  8,001
 MBNA                                                          10,600                277,296
                                                                                     503,540
FINANCE-INVESTMENT BANKER & BROKER (2.35%)
 Charles Schwab                                                 6,500                 73,320
 Citigroup                                                     24,016              1,110,260
 Goldman Sachs Group                                            3,075                313,712
 JP Morgan Chase                                                4,528                159,929
 Lehman Brothers Holdings                                       3,000                297,840
 Merrill Lynch                                                  6,300                346,563
 Piper Jaffray /1/                                                 73                  2,221
                                                                                   2,303,845
FINANCE-MORTGAGE LOAN/BANKER (0.19%)
 Federal Home Loan Mortgage                                     1,300                 84,799
 Federal National Mortgage Association                          1,700                 99,280
                                                                                     184,079
FINANCE-OTHER SERVICES (0.16%)
 Man Group                                                      5,935                153,933
FINANCIAL GUARANTEE INSURANCE (0.10%)
 Ambac Financial Group                                            400                 27,904
 MBIA                                                           1,000                 59,310
 MGIC Investment                                                  100                  6,522
                                                                                      93,736
FOOD-CATERING (0.03%)
 Compass Group                                                  6,696                 28,205
FOOD-CONFECTIONERY (0.16%)
 Hershey                                                        1,400                 86,940
 Wm. Wrigley Jr.                                                1,000                 68,840
                                                                                     155,780
FOOD-FLOUR & GRAIN (0.07%)
 Archer Daniels Midland                                         3,000                 64,140
FOOD-MISCELLANEOUS/DIVERSIFIED (1.28%)
 Cadbury Schweppes                                              5,364                 51,246
 Campbell Soup                                                  2,100                 64,617
 ConAgra Foods                                                  2,400                 55,584
 General Mills                                                  1,700                 79,543
 H.J. Heinz                                                     1,700                 60,214
 Kellogg                                                        1,900                 84,436
 Nestle                                                         2,301                589,125
 Sara Lee                                                       4,200                 83,202
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                                 $
 Unilever                                                       2,964                192,516
                                                                                   1,260,483
FOOD-RETAIL (0.88%)
 Albertson's                                                      900                 18,612
 Carrefour                                                      5,190                251,960
 Koninklijke Ahold /1/                                          3,136                 25,817
 Kroger /1/                                                     4,800                 91,344
 Metro                                                            436                 21,636
 Safeway                                                        1,100                 24,849
 Tesco                                                         74,395                425,381
                                                                                     859,599
FOOD-WHOLESALE & DISTRIBUTION (0.06%)
 Sysco                                                          1,600                 57,904
FORESTRY (0.08%)
 Plum Creek Timber                                              1,100                 39,930
 Weyerhaeuser                                                     600                 38,190
                                                                                      78,120
GAS-DISTRIBUTION (0.02%)
 KeySpan                                                          200                  8,140
 Sempra Energy                                                    200                  8,262
                                                                                      16,402
GOLD MINING (1.56%)
 Agnico-Eagle Mines                                             2,100                 26,460
 Barrick Gold                                                  15,700                392,971
 Glamis Gold /1/                                                3,600                 61,956
 Goldcorp                                                       5,100                 80,478
 Kinross Gold /1/                                               8,100                 49,410
 Meridian Gold /1/                                              2,700                 48,600
 Newmont Mining                                                17,600                686,928
 Placer Dome                                                   12,100                186,098
                                                                                   1,532,901
HEALTH CARE COST CONTAINMENT (0.08%)
 McKesson                                                       1,700                 76,143
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid                                              1,000                 23,840
HOTELS & MOTELS (0.27%)
 Hilton Hotels                                                  2,400                 57,240
 InterContinental Hotels Group                                  4,000                 50,479
 Marriott International                                         1,232                 84,047
 Starwood Hotels & Resorts Worldwide                            1,278                 74,853
                                                                                     266,619
HUMAN RESOURCES (0.04%)
 Robert Half International                                      1,400                 34,958
INDUSTRIAL AUTOMATION & ROBOTS (0.02%)
 Rockwell Automation                                              400                 19,484
INDUSTRIAL GASES (0.07%)
 Air Products & Chemicals                                         500                 30,150
 Praxair                                                          900                 41,940
                                                                                      72,090
INSTRUMENTS-CONTROLS (0.06%)
 Parker Hannifin                                                  700                 43,407
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (CONTINUED)
                                                                                 $
 Thermo Electron /1/                                              700                 18,809
                                                                                      62,216
INSTRUMENTS-SCIENTIFIC (0.03%)
 Applied Biosystems Group                                         700                 13,769
 Waters /1/                                                       400                 14,868
                                                                                      28,637
INSURANCE BROKERS (0.10%)
 Aon                                                            1,000                 25,040
 Marsh & McLennan                                               2,800                 77,560
                                                                                     102,600
INTERNET SECURITY (0.06%)
 Symantec /1/                                                   2,900                 63,046
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)
 Franklin Resources                                               200                 15,396
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                        400                 17,328
LIFE & HEALTH INSURANCE (0.94%)
 Aflac                                                          2,400                103,872
 Cigna                                                            800                 85,624
 Jefferson-Pilot                                                  100                  5,042
 Legal & General Group                                        162,359                335,399
 Lincoln National                                               1,300                 60,996
 Manulife Financial                                               400                 19,124
 Prudential                                                    17,544                156,053
 Prudential Financial                                           2,300                151,018
 UnumProvident                                                    100                  1,832
                                                                                     918,960
LINEN SUPPLY & RELATED ITEMS (0.05%)
 Cintas                                                         1,300                 50,180
MACHINERY-CONSTRUCTION & MINING (0.18%)
 Caterpillar                                                    1,900                181,089
MACHINERY-ELECTRICAL (0.12%)
 Schneider Electric                                             1,504                113,528
MACHINERY-FARM (0.07%)
 Deere                                                          1,000                 65,490
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                     1,800                 44,586
MEDICAL INSTRUMENTS (0.88%)
 Biomet                                                         1,400                 48,496
 Boston Scientific /1/                                          5,000                135,000
 Guidant                                                        2,000                134,600
 Medtronic                                                      7,700                398,783
 St. Jude Medical /1/                                           3,350                146,094
                                                                                     862,973
MEDICAL LABORATORY & TESTING SERVICE (0.06%)
 Quest Diagnostics                                              1,200                 63,924
MEDICAL PRODUCTS (1.43%)
 Baxter International                                           3,700                137,270
 Becton Dickinson                                               1,400                 73,458
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                                 $
 Johnson & Johnson                                             14,900                968,500
 Stryker                                                        2,500                118,900
 Zimmer Holdings /1/                                            1,400                106,638
                                                                                   1,404,766
MEDICAL-BIOMEDICAL/GENE (0.61%)
 Amgen /1/                                                      7,600                459,496
 Biogen Idec /1/                                                2,005                 69,072
 Chiron /1/                                                       500                 17,445
 Genzyme /1/                                                      800                 48,072
 Millipore /1/                                                    100                  5,673
                                                                                     599,758
MEDICAL-DRUGS (4.98%)
 Abbott Laboratories                                            8,500                416,585
 Allergan                                                         700                 59,668
 AstraZeneca                                                    2,503                103,638
 Bristol-Myers Squibb                                          11,700                292,266
 Elan /1/                                                       2,166                 14,816
 Eli Lilly                                                      6,100                339,831
 Forest Laboratories /1/                                        1,600                 62,160
 GlaxoSmithKline                                               17,080                413,912
 Medimmune /1/                                                    500                 13,360
 Merck                                                         10,100                311,080
 Novartis                                                       7,299                347,829
 Novo Nordisk                                                   4,000                203,727
 Pfizer                                                        35,000                965,300
 Roche Holding                                                  3,725                471,622
 Sanofi-Aventis                                                 3,050                250,720
 Schering                                                       2,103                129,846
 Schering-Plough                                                9,200                175,352
 Wyeth                                                          7,100                315,950
                                                                                   4,887,662
MEDICAL-HMO (0.83%)
 Aetna                                                          1,900                157,358
 Humana /1/                                                       900                 35,766
 UnitedHealth Group                                             7,900                411,906
 WellPoint /1/                                                  3,000                208,920
                                                                                     813,950
MEDICAL-HOSPITALS (0.26%)
 HCA                                                            3,000                170,010
 Health Management Associates                                   2,100                 54,978
 Tenet Healthcare /1/                                           2,600                 31,824
                                                                                     256,812
MEDICAL-NURSING HOMES (0.01%)
 Manor Care                                                       300                 11,919
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.26%)
 AmerisourceBergen                                              1,400                 96,810
 Cardinal Health                                                2,700                155,466
                                                                                     252,276
METAL-ALUMINUM (0.06%)
 Alcoa                                                          2,100                 54,873
METAL-COPPER (0.02%)
 Phelps Dodge                                                     200                 18,500
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (0.01%)
                                                                                 $
 Freeport-McMoRan Copper & Gold                                   400                 14,976
MISCELLANEOUS INVESTING (0.19%)
 Equity Office Properties Trust                                 2,400                 79,440
 Equity Residential Properties Trust                            1,600                 58,912
 Prologis Trust                                                 1,100                 44,264
                                                                                     182,616
MONEY CENTER BANKS (0.36%)
 Bank of America                                                7,832                357,218
MULTI-LINE INSURANCE (2.70%)
 Allianz                                                        2,542                292,976
 Allstate                                                       3,400                203,150
 American International Group                                  11,075                643,457
 Assicurazioni Generali                                        13,206                412,488
 Aviva                                                         14,754                164,492
 AXA                                                           12,472                312,102
 Cincinnati Financial                                             315                 12,461
 Hartford Financial Services Group                              1,900                142,082
 Loews                                                            700                 54,250
 MetLife                                                        3,600                161,784
 XL Capital                                                       600                 44,652
 Zurich Financial Services                                      1,213                209,063
                                                                                   2,652,957
MULTIMEDIA (1.19%)
 McGraw-Hill                                                    2,382                105,404
 Time Warner /1/                                               26,224                438,203
 Viacom                                                         9,964                319,047
 Walt Disney                                                   11,938                300,599
                                                                                   1,163,253
NETWORKING PRODUCTS (0.45%)
 Cisco Systems /1/                                             21,400                408,954
 Lucent Technologies /1/                                       12,300                 35,793
                                                                                     444,747
NON-HAZARDOUS WASTE DISPOSAL (0.14%)
 Waste Management                                               5,000                141,700
NON-HOTEL GAMBLING (0.02%)
 Hilton Group                                                   3,748                 19,230
OFFICE AUTOMATION & EQUIPMENT (0.12%)
 Pitney Bowes                                                   2,000                 87,100
 Xerox /1/                                                      2,500                 34,475
                                                                                     121,575
OFFICE SUPPLIES & FORMS (0.05%)
 Avery Dennison                                                   900                 47,664
OIL & GAS DRILLING (0.11%)
 Nabors Industries /1/                                            600                 36,372
 Transocean /1/                                                 1,300                 70,161
                                                                                     106,533
OIL COMPANY-EXPLORATION & PRODUCTION (0.45%)
 Anadarko Petroleum                                             1,000                 82,150
 Apache                                                         1,300                 83,980
 Burlington Resources                                           1,700                 93,908
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                                 $
 Devon Energy                                                   1,900                 96,292
 EOG Resources                                                  1,000                 56,800
 Kerr-McGee                                                       398                 30,371
                                                                                     443,501
OIL COMPANY-INTEGRATED (2.65%)
 Amerada Hess                                                     400                 42,604
 BP Amoco                                                       1,034                 10,777
 ChevronTexaco                                                  8,500                475,320
 ConocoPhillips                                                 5,400                310,446
 Exxon Mobil                                                   26,100              1,499,967
 Marathon Oil                                                   1,300                 69,381
 Occidental Petroleum                                           1,600                123,088
 Unocal                                                         1,000                 65,050
                                                                                   2,596,633
OIL REFINING & MARKETING (0.09%)
 Valero Energy                                                  1,100                 87,021
OIL-FIELD SERVICES (0.39%)
 Baker Hughes                                                   1,800                 92,088
 BJ Services                                                      600                 31,488
 Halliburton                                                    1,700                 81,294
 Schlumberger                                                   2,300                174,662
                                                                                     379,532
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                                    200                 16,600
PAPER & RELATED PRODUCTS (0.09%)
 Georgia-Pacific                                                  700                 22,260
 International Paper                                            1,200                 36,252
 MeadWestvaco                                                     600                 16,824
 Temple-Inland                                                    400                 14,860
                                                                                      90,196
PHARMACY SERVICES (0.13%)
 Express Scripts /1/                                            1,000                 49,980
 Medco Health Solutions /1/                                     1,450                 77,372
                                                                                     127,352
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.03%)
 Eastman Kodak                                                  1,100                 29,535
PIPELINES (0.08%)
 Kinder Morgan                                                    500                 41,600
 Williams                                                       2,200                 41,800
                                                                                      83,400
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion                                        800                 18,872
PRINTING-COMMERCIAL (0.07%)
 R.R. Donnelley & Sons                                          1,900                 65,569
PRIVATE CORRECTIONS (0.00%)
 Corrections Corporation of America /1/                             7                    275
PROPERTY & CASUALTY INSURANCE (0.32%)
 ACE                                                            1,100                 49,335
 Chubb                                                            600                 51,366
 Progressive                                                    1,100                108,691
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                                 $
 St. Paul Travelers                                             2,545                100,604
                                                                                     309,996
PUBLICLY TRADED INVESTMENT FUND (2.78%)
 iShares MSCI Mexico Index Fund                                21,500                582,220
 iShares S&P 500/BARRA Growth
  Index Fund                                                   37,100              2,095,037
 Standard & Poor's MidCap 400
  Depository Receipts                                             437                 54,721
                                                                                   2,731,978
PUBLISHING-NEWSPAPERS (0.23%)
 Gannett                                                        1,660                118,076
 New York Times                                                 1,202                 37,442
 Tribune                                                        1,932                 67,968
                                                                                     223,486
RADIO (0.00%)
 Cumulus Media /1/                                                  9                    106
REAL ESTATE OPERATOR & DEVELOPER (0.10%)
 Land Securities Group                                          3,944                 98,264
REGIONAL BANKS (0.70%)
 Comerica                                                       1,200                 69,360
 Fifth Third Bancorp                                              700                 28,847
 KeyCorp                                                          100                  3,315
 National City                                                    200                  6,824
 PNC Financial Services Group                                   1,600                 87,136
 SunTrust Banks                                                   100                  7,224
 U.S. Bancorp                                                   6,500                189,800
 Wachovia                                                         489                 24,254
 Wells Fargo                                                    4,400                270,952
                                                                                     687,712
REINSURANCE (0.10%)
 Muenchener Rueckversicherungs-Gesellschaft                       786                 83,834
 Swiss Reinsurance                                                287                 17,653
                                                                                     101,487
RETAIL-APPAREL & SHOE (0.05%)
 Gap                                                            1,444                 28,519
 Limited                                                        1,028                 22,020
                                                                                      50,539
RETAIL-AUTO PARTS (0.02%)
 Autozone /1/                                                     205                 18,954
RETAIL-BEDDING (0.03%)
 Bed Bath & Beyond /1/                                            598                 24,985
RETAIL-BUILDING PRODUCTS (0.22%)
 Home Depot                                                     3,593                139,768
 Lowe's                                                         1,299                 75,628
                                                                                     215,396
RETAIL-CONSUMER ELECTRONICS (0.04%)
 Best Buy                                                         569                 39,005
RETAIL-DISCOUNT (0.97%)
 Costco Wholesale                                               1,775                 79,555
 Dollar General                                                   680                 13,845
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                                 $
 Family Dollar Stores                                             359                  9,370
 Target                                                         1,549                 84,281
 TJX                                                              896                 21,818
 Wal-Mart Stores                                               15,400                742,280
                                                                                     951,149
RETAIL-DRUG STORE (0.21%)
 Boots Group                                                      423                  4,618
 CVS                                                            1,800                 52,326
 Walgreen                                                       3,175                146,018
                                                                                     202,962
RETAIL-JEWELRY (0.22%)
 Compagnie Financiere Richemont                                 5,950                200,176
 Tiffany                                                          346                 11,335
                                                                                     211,511
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 J.C. Penney                                                      641                 33,704
 May Department Stores                                            471                 18,915
                                                                                      52,619
RETAIL-OFFICE SUPPLIES (0.03%)
 Staples                                                        1,545                 32,939
RETAIL-REGIONAL DEPARTMENT STORE (0.06%)
 Federated Department Stores                                      412                 30,192
 Kohl's /1/                                                       597                 33,378
                                                                                      63,570
RETAIL-RESTAURANTS (0.48%)
 Darden Restaurants                                               800                 26,384
 McDonald's                                                     7,869                218,365
 Starbucks /1/                                                  2,487                128,478
 Yum! Brands                                                    1,798                 93,640
                                                                                     466,867
RUBBER-TIRES (0.10%)
 Compagnie Generale des Etablissements
  Michelin                                                        828                 50,472
 Continental                                                      626                 45,169
                                                                                      95,641
SAVINGS & LOANS-THRIFTS (0.03%)
 Golden West Financial                                            200                 12,876
 Washington Mutual                                                300                 12,207
                                                                                      25,083
SCHOOLS (0.12%)
 Apollo Group /1/                                               1,500                117,330
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.11%)
 Analog Devices                                                 1,100                 41,041
 Linear Technology                                                700                 25,683
 Maxim Integrated Products                                      1,000                 38,210
                                                                                     104,934
SEMICONDUCTOR EQUIPMENT (0.13%)
 Applied Materials /1/                                          5,200                 84,136
 Kla-Tencor                                                       600                 26,220
 Novellus Systems /1/                                             600                 14,826
 Teradyne /1/                                                     600                  7,182
                                                                                     132,364
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PREPARATION (0.16%)
                                                                                 $
 Henkel                                                           419                 37,518
 Reckitt Benckiser                                              4,179                123,220
                                                                                     160,738
STEEL PRODUCERS (0.03%)
 Nucor                                                            400                 18,248
 United States Steel                                              300                 10,311
                                                                                      28,559
TELECOMMUNICATION EQUIPMENT (0.05%)
 Avaya /1/                                                      1,300                 10,816
 Comverse Technology /1/                                          600                 14,190
 Lucent Technologies-Warrants /1/                                 942                    725
 Scientific-Atlanta                                               500                 16,635
 Tellabs /1/                                                    1,300                 11,310
                                                                                      53,676
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.08%)
 Corning /1/                                                    4,100                 68,142
 JDS Uniphase /1/                                               4,700                  7,144
                                                                                      75,286
TELEPHONE-INTEGRATED (2.11%)
 ALLTEL                                                           700                 43,596
 AT&T                                                           1,805                 34,367
 BellSouth                                                      4,400                116,908
 BT Group                                                      41,593                171,471
 CenturyTel                                                       500                 17,315
 Deutsche Telekom                                              11,665                216,071
 Portugal Telecom                                               6,809                 64,628
 Qwest Communications International /1/                         5,000                 18,550
 Royal KPN                                                     15,533                130,507
 SBC Communications                                             7,900                187,625
 Sprint                                                         3,350                 84,052
 Swisscom                                                         516                168,362
 Telecom Italia                                                44,931                140,341
 Telecom Italia                                                22,911                 59,496
 Telefonica                                                    23,863                391,165
 Telefonica                                                         1                     51
 Verizon Communications                                         6,500                224,575
                                                                                   2,069,080
TELEVISION (0.05%)
 Univision Communications /1/                                   1,816                 50,031
THERAPEUTICS (0.08%)
 Gilead Sciences /1/                                            1,700                 74,783
TOBACCO (0.67%)
 Altria Group                                                   9,100                588,406
 Reynolds American                                                500                 39,400
 UST                                                              700                 31,962
                                                                                     659,768
TOOLS-HAND HELD (0.03%)
 Black & Decker                                                   300                 26,955
TOYS (0.03%)
 Mattel                                                         1,600                 29,280
TRANSPORT-RAIL (0.21%)
 Burlington Northern Santa Fe                                   1,200                 56,496
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                                 $
 CSX                                                            1,000                 42,660
 Norfolk Southern                                               1,300                 40,248
 Union Pacific                                                  1,000                 64,800
                                                                                     204,204
TRANSPORT-SERVICES (0.41%)
 FedEx                                                          1,100                 89,111
 United Parcel Service                                          4,500                311,220
                                                                                     400,331
WEB PORTALS (0.20%)
 Yahoo /1/                                                      5,600                194,040
WIRELESS EQUIPMENT (0.31%)
 Motorola                                                       7,700                140,602
 Qualcomm                                                       5,100                168,351
                                                                                     308,953
                                                 TOTAL COMMON STOCKS              56,603,231


                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
 Atlantic Gulf Communications/ 4/                               4,809                     --
                                              TOTAL PREFERRED STOCKS                      --

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (13.70%)
ADVERTISING AGENCIES (0.03%)
 Interpublic Group
                                                           $                     $
  5.40%; 11/15/09                                              30,000                 28,531
ADVERTISING SERVICES (0.03%)
 WPP Finance
  5.88%; 06/15/14                                              25,000                 26,432
AEROSPACE & DEFENSE (0.08%)
 BAE Systems Asset Trust
  6.66%; 09/15/13 /2/                                          56,198                 61,291
 Raytheon
  6.75%; 08/15/07                                              15,000                 15,736
  8.30%; 03/01/10                                               5,000                  5,795
                                                                                      82,822
AIRLINES (0.13%)
 Continental Airlines
  6.65%; 03/15/19                                              91,169                 89,963
 Southwest Airlines
  5.50%; 11/01/06                                              35,000                 35,594
                                                                                     125,557
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (0.62%)
 Bear Stearns Asset Backed Securities
                                                           $                     $
  3.28%; 08/25/31 /3/                                         150,230                150,238
  3.51%; 09/25/34 /3/                                         133,505                133,593
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.42%; 11/25/18 /3/                                          15,770                 15,770
 Master Asset Backed Securities Trust
  3.40%; 03/25/35 /3/                                          93,540                 93,547
 Ownit Mortgage Loan Asset Backed Certificates
  3.42%; 03/25/36 /3/                                          94,376                 94,382
 Park Place Securities
  3.41%; 07/25/35 /3/ /4/                                     125,000                125,000

                                                                                     612,530
AUTO FLOOR PLAN ASSET BACKED SECURITIES (0.10%)
 GE Dealer Floorplan Master Note Trust
  3.31%; 07/20/08 /3/                                         100,000                100,000
AUTO-CARS & LIGHT TRUCKS (0.25%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                              20,000                 21,771
  7.30%; 01/15/12                                               5,000                  5,587
 Ford Motor
  7.45%; 07/16/31                                              75,000                 62,611
 General Motors
  7.13%; 07/15/13                                              15,000                 13,425
  8.38%; 07/15/33                                             175,000                146,125
                                                                                     249,519
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.05%)
 ArvinMeritor
  6.80%; 02/15/09                                              20,000                 19,800
  8.75%; 03/01/12                                              15,000                 15,637
 Lear
  8.11%; 05/15/09                                              15,000                 15,511
                                                                                      50,948
AUTOMOBILE SEQUENTIAL (0.79%)
 Capital Auto Receivables Asset Trust
  1.44%; 02/15/07                                              43,768                 43,475
  3.28%; 04/15/08 /3/                                         150,000                150,097
  3.30%; 01/15/08 /3/                                         150,000                150,120
 Honda Auto Receivables Owner Trust
  2.52%; 02/15/07                                              84,655                 84,380
 Merrill Auto Trust Securitization
  3.31%; 04/25/08 /3/ /4/                                     200,000                200,156
 USAA Auto Owner Trust
  2.41%; 02/15/07                                              65,694                 65,491
 Wachovia Auto Owner Trust
  2.40%; 05/21/07                                              79,179                 78,871
                                                                                     772,590
BREWERY (0.09%)
 FBG Finance
  5.13%; 06/15/15 /2/                                          45,000                 45,176
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BREWERY (CONTINUED)
 Miller Brewing
                                                           $                     $
  4.25%; 08/15/08 /2/                                          40,000                 39,826
                                                                                      85,002
BUILDING-RESIDENTIAL & COMMERCIAL (0.03%)
 Beazer Homes
  6.88%; 07/15/15 /2/                                          30,000                 29,700
CABLE TV (0.19%)
 Comcast
  6.50%; 01/15/15                                              50,000                 55,732
 Comcast Cable Communications
  8.38%; 05/01/07                                              25,000                 26,819
 Cox Communications
  4.63%; 01/15/10                                              35,000                 34,908
 EchoStar DBS
  6.38%; 10/01/11                                              65,000                 64,431
                                                                                     181,890
CASINO HOTELS (0.12%)
 Harrah's Operating
  5.63%; 06/01/15 /2/                                          30,000                 30,556
 MGM Mirage
  6.75%; 09/01/12                                              35,000                 36,050
  8.50%; 09/15/10                                              45,000                 49,950
                                                                                     116,556
CELLULAR TELECOMMUNICATIONS (0.03%)
 AT&T Wireless Services
  8.75%; 03/01/31                                              20,000                 28,033
CHEMICALS-DIVERSIFIED (0.02%)
 ICI Wilmington
  4.38%; 12/01/08                                              20,000                 19,848
CONSUMER PRODUCTS-MISCELLANEOUS (0.05%)
 Clorox
  3.53%; 12/14/07                                              50,000                 50,066
CONTAINERS-PAPER & PLASTIC (0.06%)
 Sealed Air
  5.63%; 07/15/13 /2/                                          55,000                 56,517
CREDIT CARD ASSET BACKED SECURITIES (3.26%)
 American Express Credit Account
  Master Trust
  3.33%; 09/15/09 /3/                                         200,000                200,343
  3.33%; 11/16/09 /3/                                         275,000                275,373
  3.33%; 12/15/09 /3/                                         200,000                200,394
  3.36%; 09/15/08 /3/                                         200,000                200,192
 BA Master Credit Card Trust
  3.34%; 06/15/08 /3/                                         275,000                275,274
 Bank One Issuance Trust
  3.27%; 02/17/09 /3/                                         275,000                275,117
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                             350,000                355,757
 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                             200,000                201,830
 Fleet Credit Card Master Trust II
  3.36%; 05/15/08 /3/                                         200,000                200,111
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 GE Capital Credit Card Master Note Trust
                                                           $                     $
  3.26%; 09/15/10 /3/                                         150,000                150,148
  3.27%; 06/15/10 /3/                                         150,000                150,130
 MBNA Credit Card Master Note Trust
  3.33%; 08/17/09 /3/                                         275,000                275,494
  3.36%; 02/16/10 /3/                                         250,000                250,744
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                             200,000                200,850
                                                                                   3,211,757
DIVERSIFIED FINANCIAL SERVICES (0.14%)
 General Electric Capital
  4.25%; 12/01/10                                              25,000                 24,907
  6.75%; 03/15/32                                              50,000                 61,699
 NiSource Finance
  3.85%; 11/23/09                                              30,000                 30,111
  7.63%; 11/15/05                                              25,000                 25,328
                                                                                     142,045
DIVERSIFIED MANUFACTURING OPERATIONS (0.16%)
 Honeywell International
  5.13%; 11/01/06                                             155,000                156,937
DIVERSIFIED OPERATIONS (0.06%)
 Hutchison Whampoa International
  6.50%; 02/13/13 /2/                                          50,000                 54,284
ELECTRIC PRODUCTS-MISCELLANEOUS (0.03%)
 LG Electronics
  5.00%; 06/17/10                                              30,000                 30,075
ELECTRIC-DISTRIBUTION (0.04%)
 Detroit Edison
  4.80%; 02/15/15 /2/                                          35,000                 35,202
  6.13%; 10/01/10                                               5,000                  5,396
                                                                                      40,598
ELECTRIC-INTEGRATED (0.92%)
 Arizona Public Service
  5.80%; 06/30/14                                              40,000                 42,969
  6.75%; 11/15/06                                              15,000                 15,505
 CC Funding Trust I
  6.90%; 02/16/07                                              25,000                 26,040
 Cincinnati Gas & Electric
  5.70%; 09/15/12                                              20,000                 21,378
 Consumers Energy
  4.00%; 05/15/10                                              15,000                 14,629
  4.80%; 02/17/09                                              25,000                 25,311
  5.38%; 04/15/13                                              10,000                 10,373
 Entergy Gulf States
  3.60%; 06/01/08                                              20,000                 19,579
  3.73%; 12/01/09 /3/                                          20,000                 20,042
 Exelon
  6.75%; 05/01/11                                              25,000                 27,763
 Monongahela Power
  5.00%; 10/01/06                                              20,000                 20,162
 Nevada Power
  9.00%; 08/15/13                                              25,000                 28,125
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Pacific Gas & Electric
                                                           $                     $
  6.05%; 03/01/34                                              40,000                 44,084
 PECO Energy Transition Trust
  6.05%; 03/01/09                                             500,000                510,239
 PSEG Energy Holdings
  7.75%; 04/16/07                                              15,000                 15,488
  8.63%; 02/15/08                                              25,000                 26,562
 TXU
  6.38%; 06/15/06                                              20,000                 20,339
 Wisconsin Electric Power
  3.50%; 12/01/07                                              10,000                  9,845
                                                                                     898,433
FINANCE-AUTO LOANS (0.34%)
 Ford Motor Credit
  7.25%; 10/25/11                                              30,000                 28,868
 General Motors Acceptance
  6.88%; 09/15/11                                              35,000                 32,308
  8.00%; 11/01/31                                              95,000                 84,773
 Toyota Motor Credit
  5.65%; 01/15/07                                             185,000                189,305
                                                                                     335,254
FINANCE-COMMERCIAL (0.03%)
 CIT Group
  3.65%; 11/23/07                                              30,000                 29,578
FINANCE-CONSUMER LOANS (0.88%)
 American General Finance
  5.88%; 07/14/06                                             105,000                106,816
 Household Finance
  4.13%; 12/15/08                                              15,000                 14,904
 HSBC Finance
  6.75%; 05/15/11                                              95,000                105,445
 SLM
  4.00%; 01/15/10                                              40,000                 39,514
 SLM Student Loan Trust
  3.18%; 10/25/12 /3/                                         200,000                199,788
  3.18%; 04/25/13 /3/                                         275,000                274,905
  3.20%; 01/25/13 /3/                                         123,814                123,909
                                                                                     865,281
FINANCE-CREDIT CARD (0.13%)
 MBNA
  3.64%; 05/05/08 /3/                                          55,000                 55,323
  6.13%; 03/01/13                                              65,000                 70,832
                                                                                     126,155
FINANCE-INVESTMENT BANKER & BROKER (0.24%)
 Citigroup
  5.63%; 08/27/12                                              40,000                 42,725
  6.00%; 02/21/12                                              60,000                 65,521
 Goldman Sachs Group
  5.25%; 10/15/13                                              30,000                 30,957
 JP Morgan Chase
  6.00%; 02/15/09                                              90,000                 95,135
                                                                                     234,338
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (0.35%)
 Federal Home Loan Mortgage
                                                           $                     $
  5.13%; 11/07/13                                             240,000                240,914
 Nationwide Building Society
  4.25%; 02/01/10 /2/                                          60,000                 59,851
 Residential Capital
  6.38%; 06/30/10 /2/                                          40,000                 40,192
                                                                                     340,957
FINANCE-OTHER SERVICES (0.07%)
 Caterpillar Financial Services
  3.35%; 08/20/07 /3/                                          55,000                 55,062
  3.63%; 11/15/07                                              10,000                  9,874
                                                                                      64,936
FOOD-MISCELLANEOUS/DIVERSIFIED (0.03%)
 Kraft Foods
  5.63%; 11/01/11                                              25,000                 26,521
FOOD-RETAIL (0.09%)
 Albertson's
  7.45%; 08/01/29                                              55,000                 62,631
 Safeway
  7.25%; 02/01/31                                              25,000                 28,949
                                                                                      91,580
FORESTRY (0.02%)
 Weyerhaeuser
  6.00%; 08/01/06                                              20,000                 20,356
GAS-DISTRIBUTION (0.07%)
 Ras Laffan Liquefied Natural Gas
  8.29%; 03/15/14 /2/                                          40,000                 47,616
 Sempra Energy
  4.62%; 05/17/07                                              20,000                 20,094
                                                                                      67,710
HOME EQUITY-OTHER (1.19%)
 ACE Securities
  3.44%; 07/25/35 /3/ /4/                                     200,000                199,180
 Aegis Asset Backed Securities Trust
  3.42%; 08/25/35 /4/                                         175,000                175,000
 Asset Backed Funding Certificates
  3.39%; 03/25/35 /3/                                         135,878                135,887
  3.44%; 06/25/22 /3/                                          44,264                 44,266
 GSAMP Trust
  3.25%; 06/25/35 /4/                                         125,000                125,000
  3.43%; 02/25/35 /3/                                         119,940                119,964
 NovaStar Home Equity Loan
  3.21%; 06/25/35 /3/                                         180,334                180,360
 Residential Asset Securities
  3.47%; 10/25/22 /3/                                          92,214                 92,231
 Wells Fargo Home Equity Trust
  3.48%; 02/25/18 /3/                                          98,444                 98,466
                                                                                   1,170,354
HOME EQUITY-SEQUENTIAL (0.18%)
 New Century Home Equity Loan Trust
  3.45%; 02/25/35 /3/                                         118,282                118,292
  3.49%; 08/25/34 /3/                                          57,975                 57,980
                                                                                     176,272
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOTELS & MOTELS (0.11%)
 Hyatt Equities
  6.88%; 06/15/07 /2/                                      $   35,000            $    36,116
 Starwood Hotels & Resorts Worldwide
  7.88%; 05/01/12 /3/                                          65,000                 73,287
                                                                                     109,403
INSTRUMENTS-SCIENTIFIC (0.03%)
 Fisher Scientific International
  6.75%; 08/15/14                                              25,000                 26,125
INSURANCE BROKERS (0.07%)
 Marsh & McLennan
  5.38%; 07/15/14                                              55,000                 54,786
 Marsh & McLennan (continued)
  5.88%; 08/01/33                                              15,000                 14,297
                                                                                      69,083
LIFE & HEALTH INSURANCE (0.12%)
 AIG SunAmerica Global Financing VI
  6.30%; 05/10/11 /2/                                         110,000                119,888
MEDICAL-HMO (0.19%)
 Aetna
  7.88%; 03/01/11                                              70,000                 81,708
 Anthem
  6.80%; 08/01/12                                              20,000                 22,568
 Health Net
  9.88%; 04/15/11 /3/                                          60,000                 71,377
 WellPoint
  3.75%; 12/14/07                                              10,000                  9,871
                                                                                     185,524
MEDICAL-HOSPITALS (0.09%)
 HCA
  7.50%; 12/15/23                                              80,000                 84,367
MISCELLANEOUS INVESTING (0.03%)
 Reckson Operating Partnership
  5.15%; 01/15/11                                              25,000                 25,369
MORTGAGE BACKED SECURITIES (0.42%)
 Carrington Mortgage Loan Trust
  3.44%; 01/25/35 /3/                                         129,112                129,129
 EquiFirst Mortgage Loan Trust
  3.37%; 04/25/35 /3/                                         135,594                135,601
 GMAC Mortgage Corporation Loan Trust
  3.42%; 02/25/35 /3/                                         150,000                150,071
                                                                                     414,801
MULTI-LINE INSURANCE (0.03%)
 Hartford Financial Services Group
  2.38%; 06/01/06                                              25,000                 24,553
MULTIMEDIA (0.05%)
 AOL Time Warner
  7.70%; 05/01/32                                              35,000                 44,276
NON-HAZARDOUS WASTE DISPOSAL (0.01%)
 Waste Management
  7.38%; 08/01/10                                              10,000                 11,182
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL & GAS DRILLING (0.04%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                          $   10,000            $    10,144
  6.25%; 11/01/11                                              30,000                 32,730
                                                                                      42,874
OIL COMPANY-EXPLORATION & PRODUCTION (0.19%)
 Kerr-McGee
  5.88%; 09/15/06                                              10,000                 10,129
  7.88%; 09/15/31                                              45,000                 51,242
 Pemex Project Funding Master Trust
  7.38%; 12/15/14                                              35,000                 39,253
  8.00%; 11/15/11                                              10,000                 11,360
  8.63%; 02/01/22 /3/                                          55,000                 67,787
 Plains Exploration & Production
  7.13%; 06/15/14                                              10,000                 10,700
                                                                                     190,471
PAPER & RELATED PRODUCTS (0.03%)
 Sappi Papier Holding
  6.75%; 06/15/12 /2/                                          25,000                 26,717
PIPELINES (0.06%)
 Consolidated Natural Gas
  5.00%; 12/01/14                                              25,000                 25,290
 Panhandle Eastern Pipe Line
  2.75%; 03/15/07                                              10,000                  9,739
 Texas Eastern Transmission
  7.00%; 07/15/32                                              20,000                 24,456
                                                                                      59,485
REAL ESTATE OPERATOR & DEVELOPER (0.07%)
 Brascan
  7.13%; 06/15/12                                              25,000                 28,123
 EOP Operating
  4.75%; 03/15/14                                              20,000                 19,608
  7.50%; 04/19/29                                              20,000                 24,003
                                                                                      71,734
RETAIL-AUTOMOBILE (0.02%)
 AutoNation
  9.00%; 08/01/08                                              15,000                 16,387
RETAIL-MAJOR DEPARTMENT STORE (0.08%)
 J.C. Penney
  7.40%; 04/01/37                                              30,000                 32,400
 May Department Stores
  5.95%; 11/01/08                                              45,000                 46,994
                                                                                      79,394
SAVINGS & LOANS-THRIFTS (0.03%)
 Washington Mutual
  5.50%; 01/15/13                                              30,000                 31,416
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (0.20%)
 Mexico Government
  8.00%; 09/24/22                                          $   70,000            $    85,750
  8.30%; 08/15/31                                              40,000                 49,800
  8.38%; 01/14/11                                              50,000                 58,200
                                                                                     193,750
SPECIAL PURPOSE ENTITY (0.32%)
 Connecticut RRB Special Purpose Trust
  3.80%; 12/30/10 /3/                                         200,000                199,872
 Farmers Exchange Capital
  7.05%; 07/15/28 /2/                                         110,000                118,955
                                                                                     318,827
TELEPHONE-INTEGRATED (0.38%)
 AT&T
  9.05%; 11/15/11 /3/                                          12,000                 13,830
  9.75%; 11/15/31 /3/                                          45,000                 58,556
 Deutsche Telekom
  8.75%; 06/15/30 /3/                                          40,000                 54,159
 France Telecom
  8.75%; 03/01/31 /3/                                          40,000                 55,768
 Sprint Capital
  6.00%; 01/15/07                                              30,000                 30,742
  8.75%; 03/15/32                                               5,000                  6,956
 Telecom Italia Capital
  4.00%; 11/15/08                                              25,000                 24,623
  4.00%; 01/15/10 /2/                                          30,000                 29,150
 Verizon
  6.50%; 09/15/11                                              95,000                103,321
                                                                                     377,105
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                              25,000                 28,573
TOBACCO (0.07%)
 Altria Group
  7.00%; 11/04/13                                              25,000                 27,978
  7.75%; 01/15/27                                              30,000                 36,025
                                                                                      64,003
TRANSPORT-RAIL (0.10%)
 Burlington Northern Santa Fe
  4.58%; 01/15/21                                              25,000                 25,207
 Norfolk Southern
  7.35%; 05/15/07                                              30,000                 31,665
 Union Pacific
  6.65%; 01/15/11                                              20,000                 22,250
  6.79%; 11/09/07                                              15,000                 15,873
                                                                                      94,995
TRANSPORT-SERVICES (0.03%)
 FedEx
  7.25%; 02/15/11                                              30,000                 33,976
                                                         TOTAL BONDS              13,444,240

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (1.70%)
5.50%; 07/01/20 /5/                                        $  850,000            $   872,047
6.00%; 07/01/35 /5/                                           550,000                563,922
7.50%; 10/01/30                                                58,442                 62,578
10.00%; 09/01/17                                               29,002                 31,454
11.50%; 10/01/15                                               41,178                 45,030
12.00%; 07/01/10                                               19,606                 21,527
12.00%; 07/01/13                                               28,972                 32,194
12.00%; 06/01/15                                               32,586                 36,365
                                            TOTAL FHLMC CERTIFICATES               1,665,117

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.11%)
4.50%; 07/01/20 /5/                                           400,000                398,125
6.50%; 03/01/32                                                96,333                 99,925
6.50%; 07/01/32                                                77,198                 80,027
6.50%; 09/01/32                                               603,498                625,611
6.50%; 12/01/32                                               288,919                299,506
7.00%; 04/01/23                                                 3,760                  3,985
7.50%; 04/01/30                                                 1,193                  1,275
7.50%; 06/01/30                                                96,262                102,860
7.50%; 11/01/30                                                17,698                 18,911
7.50%; 02/01/31                                                60,804                 65,005
7.50%; 01/01/32                                                 2,047                  2,187
7.50%; 06/01/32                                                76,729                 81,987
7.50%; 07/01/35 /5/                                           100,000                106,812
8.00%; 02/01/12                                                27,697                 29,529
8.00%; 12/01/31                                                 5,137                  5,525
8.50%; 05/01/32                                               108,855                118,609
10.00%; 04/01/16                                               27,197                 29,796
                                             TOTAL FNMA CERTIFICATES               2,069,675

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.05%)
10.50%; 04/15/14                                               13,131                 14,778
12.00%; 12/15/12                                               33,664                 38,427
                                             TOTAL GNMA CERTIFICATES                  53,205

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
TREASURY BONDS (7.49%)
 U.S. Treasury
  3.63%; 05/15/13                                             350,000                345,543
  3.88%; 02/15/13                                           2,025,000              2,027,452
  4.25%; 08/15/13                                           1,175,000              1,204,375
  5.50%; 08/15/28                                              75,000                 88,321
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury (continued)
                                                           $                     $
  5.63%; 05/15/08                                             250,000                263,184
  6.13%; 08/15/29                                             820,000              1,047,006
  6.38%; 08/15/27                                             260,000                337,096
  6.50%; 02/15/10                                             500,000                557,988
  8.13%; 08/15/19                                             250,000                354,258
  8.13%; 08/15/21                                             475,000                689,567
 U.S. Treasury Strip
  0.00%; 02/15/25 /1/                                         525,000                223,922
  0.00%; 02/15/27 /1/                                         525,000                205,730
                                                TOTAL TREASURY BONDS               7,344,442

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.12%)
FINANCE-MORTGAGE LOAN/BANKER (7.12%)
 Federal Home Loan Bank
  0.00%; 07/15/05 /1/                                       1,400,000              1,398,312
  0.00%; 08/12/05 /1/                                       1,400,000              1,394,903
 Federal National Mortgage Association
  0.00%; 07/06/05 /1/                                       1,400,000              1,399,405
  0.00%; 07/11/05 /1/                                       1,400,000              1,398,841
  3.22%; 09/07/05                                           1,400,000              1,391,445
                                                                                   6,982,906
                                              TOTAL COMMERCIAL PAPER               6,982,906
                                                                                 -----------

                                TOTAL PORTFOLIO INVESTMENTS (89.86%)              88,162,816
CASH AND RECEIVABLES, NET OF LIABILITIES (10.14%)                                  9,949,046
                                          TOTAL NET ASSETS (100.00%)             $98,111,862
                                                                                 -------------

See accompanying notes.

                             SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS

13 Australia 10    Buy        $1,048,835    $1,058,508      $9,673
Year Bond
September 2005
Futures

31 DJ Euro         Buy         1,185,911     1,200,218       14,307
Stoxx 50
September 2005
Futures

13 FTSE 100        Buy         1,176,313     1,193,395       17,082
Index
September 2005
Futures


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS

25 FTSE/JSE        Buy           $487,890      $482,607      $(5,283)
Top 40
September 2005
Futures

12 Hang Seng       Buy          1,100,670     1,096,677     (3,993)
Index
July 2005
Futures

3 Long Gilt        Buy          605,221       613,927        8,706
September 2005
Futures

37 Russell Mini    Sell       2,333,030     2,379,470      (46,440)
September 2005
Futures

7 S&P 500          Sell       2,110,640     2,092,125       18,515
September 2005
Futures

12 S&P 500         Buy          723,656       717,300       (6,356)
eMini
September 2005
Futures

10 SPI 200         Buy          816,817       814,271       (2,546)
September 2005
Futures

46 Topix Index     Buy          4,812,396     4,875,643     63,247
September 2005
Futures

15 U.S. 5 Year     Buy          1,630,588     1,633,359      2,771
Note
September 2005
Futures

15 U.S. 10 Year    Buy          1,698,088     1,702,031      3,943
Note
September 2005
Futures



   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
6 U.S. Long       Buy         $701,079      $712,500       $11,421
Bond
September 2005
Futures

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


/1 / Non-income producing security.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
  At the end of the period, the value of these securities totaled $831,037 or 0.85% of net assets.
/3 /Variable rate.
/4 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $824,336 or 0.84% of net assets.
/5 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 8,627,342
Unrealized Depreciation                       (1,901,386)
                                             -----------
Net Unrealized Appreciation (Depreciation)     6,725,956
Cost for federal income tax purposes         $81,436,860


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                            Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Futures Contracts                    42,677,968                 28.19%
 Consumer, Non-cyclical               20,572,031                 13.59
 Consumer, Non-cyclical               17,315,601                 11.44
 Government                           14,946,091                  9.87
 Financial                            10,993,806                  7.26
 Asset Backed Securities               7,767,018                  5.13
 Industrial                            7,035,503                  4.64
 Communications                        6,249,028                  4.13
 Technology                            5,120,477                  3.38
 Consumer, Cyclical                    4,727,027                  3.12
 Energy                                4,037,067                  2.66
 Mortgage Securities                   3,787,997                  2.50
 Funds                                 2,731,978                  1.80
 Basic Materials                       2,279,097                  1.51
 Utilities                               840,772                  0.56
 Diversified                             331,354                  0.22
                    TOTAL           $151,412,815                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (65.72%)
ADVERTISING AGENCIES (0.14%)
                                                                                   $
 Omnicom Group                                                    2,080                 166,109
ADVERTISING SERVICES (0.06%)
 WPP Group                                                        1,481                  75,605
AEROSPACE & DEFENSE (0.27%)
 Boeing                                                           1,317                  86,922
 Northrop Grumman                                                 4,145                 229,011
 United Industrial                                                  265                   9,471
                                                                                        325,404
AEROSPACE & DEFENSE EQUIPMENT (0.90%)
 Armor Holdings /1/                                               3,337                 132,179
 General Dynamics                                                 3,497                 383,061
 Lockheed Martin                                                  2,720                 176,446
 Moog /1/                                                           808                  25,444
 Orbital Sciences /1/                                             1,912                  18,929
 United Technologies                                              6,724                 345,277
                                                                                      1,081,336
AIRLINES (0.01%)
 Pinnacle Airlines /1/                                            1,242                  10,669
APPAREL MANUFACTURERS (0.45%)
 Coach /1/                                                        9,344                 313,678
 Guess? /1/                                                       1,929                  31,983
 Polo Ralph Lauren                                                1,400                  60,354
 Quiksilver /1/                                                   1,648                  26,335
 VF                                                               1,940                 111,007
                                                                                        543,357
APPLICATIONS SOFTWARE (1.25%)
 Microsoft                                                       54,395               1,351,172
 Quest Software /1/                                               3,877                  52,843
 Serena Software /1/                                              2,147                  41,437
 SS&C Technologies                                                1,058                  33,517
 Verint Systems /1/                                                 447                  14,376
                                                                                      1,493,345
ATHLETIC FOOTWEAR (0.19%)
 Nike                                                             2,593                 224,554
AUDIO & VIDEO PRODUCTS (0.09%)
 Matsushita Electric Industrial                                   5,700                  86,526
 Pioneer                                                          1,700                  25,789
                                                                                        112,315
AUTO-CARS & LIGHT TRUCKS (0.19%)
 Nissan Motor                                                     4,325                  85,981
 Toyota Motor                                                     2,015                 144,052
                                                                                        230,033
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.40%)
 Oshkosh Truck                                                    1,031                  80,707
 Paccar                                                           4,317                 293,556
 Volvo                                                            2,554                 103,582
                                                                                        477,845
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.04%)
 Tenneco Automotive /1/                                           3,227                  53,697
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BATTERIES & BATTERY SYSTEMS (0.04%)
                                                                                   $
 Energizer Holdings /1/                                             810                  50,358
BEVERAGES-NON-ALCOHOLIC (1.03%)
 Coca-Cola                                                       13,488                 563,124
 PepsiCo                                                         12,516                 674,988
                                                                                      1,238,112
BEVERAGES-WINE & SPIRITS (0.29%)
 Brown-Forman                                                     4,039                 244,198
 Diageo                                                           1,746                 103,538
                                                                                        347,736
BREWERY (0.03%)
 SABMiller                                                        2,005                  31,378
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/                                           448                   8,906
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.06%)
 NCI Building Systems /1/                                           866                  28,405
 Simpson Manufacturing                                            1,308                  39,959
                                                                                         68,364
BUILDING PRODUCTS-AIR & HEATING (0.09%)
 American Standard                                                2,510                 105,219
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 CRH                                                              3,641                  94,557
 Eagle Materials                                                    763                  70,646
 Texas Industries                                                 1,021                  57,411
                                                                                        222,614
BUILDING PRODUCTS-LIGHT FIXTURES (0.03%)
 Genlyte Group /1/                                                  682                  33,241
BUILDING PRODUCTS-WOOD (0.03%)
 Universal Forest Products                                          807                  33,450
BUILDING-MAINTENANCE & SERVICE (0.00%)
 Rollins                                                            150                   3,006
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.01%)
 Thor Industries                                                    265                   8,329
BUILDING-RESIDENTIAL & COMMERCIAL (0.50%)
 Daiwa House Industry                                               187                  21,449
 DR Horton                                                        1,653                  62,169
 Hovnanian Enterprises /1/                                          611                  39,837
 KB Home                                                          2,452                 186,916
 M/I Homes                                                        1,066                  57,671
 MDC Holdings                                                       574                  47,212
 Pulte Homes                                                      1,706                 143,730
 Technical Olympic USA                                            1,725                  41,883
                                                                                        600,867
CABLE TV (0.21%)
 Comcast /1/                                                      8,390                 257,573
CASINO HOTELS (0.28%)
 Ameristar Casinos                                                  974                  25,412
 Harrah's Entertainment                                           1,550                 111,708
 MGM Mirage /1/                                                   3,110                 123,094
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
CASINO HOTELS (CONTINUED)
                                                                                   $
 Station Casinos                                                  1,120                  74,368
                                                                                        334,582
CELLULAR TELECOMMUNICATIONS (0.28%)
 Alamosa Holdings /1/                                             1,800                  25,020
 Centennial Communications /1/                                      754                  10,465
 Nextel Partners /1/                                              3,800                  95,646
 Vodafone Group                                                   8,584                 208,763
                                                                                        339,894
CHEMICALS-DIVERSIFIED (0.60%)
 BASF                                                               787                  51,942
 Dow Chemical                                                     5,635                 250,927
 FMC /1/                                                          2,652                 148,883
 PPG Industries                                                   3,180                 199,577
 Rohm & Haas                                                      1,550                  71,827
                                                                                        723,156
CHEMICALS-SPECIALTY (0.16%)
 Albemarle                                                          908                  33,115
 Cytec Industries                                                   700                  27,860
 Eastman Chemical                                                 1,650                  90,998
 Terra Industries /1/                                             6,624                  45,109
                                                                                        197,082
COATINGS & PAINT (0.15%)
 Sherwin-Williams                                                 3,710                 174,704
COMMERCIAL BANKS (1.57%)
 Associated Banc-Corp                                             3,650                 122,859
 BancFirst                                                          112                   9,743
 Banco Santander Central Hispano                                 12,132                 140,489
 Bank of Hawaii                                                   2,287                 116,065
 Bank of Ireland                                                  1,510                  98,754
 Bank of Nova Scotia                                              3,940                 131,005
 BNP Paribas                                                      6,600                 226,380
 BOK Financial /1/                                                  161                   7,425
 Capital Corp of the West                                           232                   6,438
 City Holding                                                       426                  15,558
 City National                                                    2,257                 161,849
 Colonial BancGroup                                               5,294                 116,786
 Columbia Banking Systems                                           679                  16,717
 Corus Bankshares                                                   408                  22,640
 Cullen/Frost Bankers                                               538                  25,636
 First Midwest Bancorp                                              850                  29,894
 HBOS                                                               998                  46,179
 Kookmin Bank                                                     1,031                  46,993
 Marshall & Ilsley                                                1,570                  69,786
 Nara Bancorp.                                                    1,052                  15,443
 National Bank of Greece                                          8,548                  58,554
 Pacific Capital Bancorp.                                         1,438                  53,321
 R&G Financial                                                    1,372                  24,271
 South Financial Group                                            1,008                  28,647
 Toronto-Dominion Bank                                            2,433                 108,536
 UnionBanCal                                                      2,130                 142,540
 Vineyard National Bancorp.                                         255                   8,048
 Westamerica Bancorp.                                               322                  17,005
 Wilshire Bancorp.                                                  311                   4,457
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                   $
 Wintrust Financial                                                 229                  11,988
                                                                                      1,884,006
COMMERCIAL SERVICE-FINANCE (0.08%)
 Euronet Worldwide /1/                                              380                  11,046
 NCO Group /1/                                                      338                   7,311
 Paychex                                                          2,270                  73,866
                                                                                         92,223
COMMERCIAL SERVICES (0.01%)
 TeleTech Holdings /1/                                            1,103                   8,989
COMMUNICATIONS SOFTWARE (0.06%)
 Avid Technology /1/                                              1,150                  61,272
 Digi International /1/                                             571                   6,772
                                                                                         68,044
COMPUTER AIDED DESIGN (0.25%)
 ANSYS /1/                                                          777                  27,591
 Autodesk                                                         6,370                 218,937
 Parametric Technology /1/                                        8,570                  54,677
                                                                                        301,205
COMPUTER SERVICES (0.08%)
 Anteon International /1/                                           278                  12,683
 Cognizant Technology Solutions /1/                               1,032                  48,638
 Perot Systems /1/                                                2,042                  29,037
                                                                                         90,358
COMPUTERS (1.39%)
 Apple Computer /1/                                               7,930                 291,903
 Dell /1/                                                        16,468                 650,651
 Hewlett-Packard                                                 12,840                 301,869
 International Business Machines                                  5,711                 423,756
                                                                                      1,668,179
COMPUTERS-INTEGRATED SYSTEMS (0.13%)
 Catapult Communications /1/                                        326                   5,561
 NCR /1/                                                          4,190                 147,153
                                                                                        152,714
COMPUTERS-MEMORY DEVICES (0.69%)
 EMC /1/                                                         26,757                 366,838
 Komag /1/                                                        1,987                  56,371
 Network Appliance /1/                                            7,050                 199,304
 Seagate Technology /1/                                           6,230                 109,337
 Storage Technology /1/                                             681                  24,713
 TDK                                                                950                  65,978
                                                                                        822,541
CONSULTING SERVICES (0.04%)
 Accenture /1/                                                    2,220                  50,327
CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
 Central Garden & Pet /1/                                           485                  23,823
 Fortune Brands                                                   1,464                 130,003
                                                                                        153,826
CONTAINERS-METAL & GLASS (0.23%)
 Ball                                                             6,833                 245,715
 Silgan Holdings                                                    540                  30,369
                                                                                        276,084
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (1.47%)
                                                                                   $
 Avon Products                                                    5,642                 213,550
 Chattem /1/                                                        684                  28,317
 Colgate-Palmolive                                                1,010                  50,409
 Estee Lauder                                                     3,562                 139,381
 Gillette                                                         8,950                 453,138
 Kimberly-Clark                                                   1,030                  64,468
 Procter & Gamble                                                15,309                 807,550
                                                                                      1,756,813
CRUISE LINES (0.12%)
 Carnival                                                         2,730                 148,922
DATA PROCESSING & MANAGEMENT (0.22%)
 Automatic Data Processing                                        2,371                  99,511
 Global Payments                                                  2,464                 167,059
                                                                                        266,570
DECISION SUPPORT SOFTWARE (0.02%)
 Wind River Systems /1/                                           1,759                  27,581
DENTAL SUPPLIES & EQUIPMENT (0.07%)
 Sybron Dental Specialties /1/                                    2,110                  79,378
DIALYSIS CENTERS (0.04%)
 DaVita /1/                                                       1,120                  50,938
DIRECT MARKETING (0.19%)
 Catalina Marketing                                               1,076                  27,341
 Harte-Hanks                                                      6,665                 198,151
                                                                                        225,492
DISPOSABLE MEDICAL PRODUCTS (0.18%)
 C.R. Bard                                                        3,192                 212,300
DISTRIBUTION-WHOLESALE (0.20%)
 Aviall /1/                                                       1,217                  38,445
 Hughes Supply                                                    2,205                  61,961
 Navarre /1/                                                      3,864                  30,893
 United Stationers /1/                                              990                  48,609
 WESCO International /1/                                          1,985                  62,289
                                                                                        242,197
DIVERSIFIED MANUFACTURING OPERATIONS (2.31%)
 3M                                                               1,716                 124,067
 A.O. Smith                                                         307                   8,200
 Cooper Industries                                                  860                  54,954
 Danaher                                                          1,530                  80,080
 Eaton                                                            3,090                 185,091
 General Electric                                                46,449               1,609,458
 Honeywell International                                          3,950                 144,688
 ITT Industries                                                   2,927                 285,763
 Siemens                                                            518                  37,633
 Textron                                                          1,040                  78,884
 Tyco International                                               5,275                 154,030
                                                                                      2,762,848
DIVERSIFIED MINERALS (0.30%)
 Anglo American                                                   3,150                  74,025
 BHP Billiton                                                     5,710                 155,883
 Cia Vale do Rio Doce                                             4,590                 134,395
                                                                                        364,303
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.18%)
                                                                                   $
 Brascan                                                          3,367                 128,485
 Tomkins                                                          4,333                  82,413
                                                                                        210,898
E-COMMERCE-PRODUCTS (0.01%)
 Provide Commerce /1/                                               408                   8,809
E-COMMERCE-SERVICES (0.11%)
 eBay /1/                                                         1,032                  34,066
 Monster Worldwide /1/                                            3,400                  97,512
                                                                                        131,578
E-MARKETING-INFORMATION (0.01%)
 Digital River /1/                                                  284                   9,017
E-SERVICES-CONSULTING (0.05%)
 Websense /1/                                                     1,197                  57,516
ELECTRIC PRODUCTS-MISCELLANEOUS (0.44%)
 Ametek                                                           4,735                 198,160
 Emerson Electric                                                 2,720                 170,353
 Hitachi                                                          1,369                  82,989
 Sharp                                                            5,026                  78,154
                                                                                        529,656
ELECTRIC-GENERATION (0.09%)
 AES /1/                                                          6,406                 104,930
ELECTRIC-INTEGRATED (1.70%)
 Allegheny Energy /1/                                             1,980                  49,936
 Constellation Energy Group                                       4,990                 287,873
 E.ON                                                             3,147                  93,183
 Edison International                                             7,025                 284,864
 Enel                                                             2,280                  98,975
 Exelon                                                           6,740                 345,964
 FirstEnergy                                                      1,910                  91,890
 MDU Resources Group                                              2,755                  77,608
 OGE Energy                                                       1,146                  33,165
 PPL                                                              1,020                  60,568
 RWE                                                                901                  58,114
 Scottish Power                                                   3,670                 130,652
 TXU                                                              4,399                 365,513
 Xcel Energy                                                      3,200                  62,464
                                                                                      2,040,769
ELECTRIC-TRANSMISSION (0.13%)
 National Grid Group                                              3,189                 155,528
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.10%)
 Koninklijke Philips Electronics                                  2,851                  71,817
 Methode Electronics                                                676                   8,024
 Omron                                                            1,869                  40,651
                                                                                        120,492
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.38%)
 Diodes /1/                                                         476                  14,851
 DSP Group /1/                                                    1,911                  45,615
 Intel                                                           37,741                 983,530
 MEMC Electronics Materials /1/                                   1,754                  27,660
 Microsemi /1/                                                    3,047                  57,284
 Nvidia /1/                                                       3,230                  86,306
 ON Semiconductor /1/                                             2,948                  13,561
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                   $
 PMC - Sierra /1/                                                 1,227                  11,448
 Texas Instruments                                               14,810                 415,717
                                                                                      1,655,972
ELECTRONIC CONNECTORS (0.12%)
 Amphenol                                                         2,729                 109,624
 Thomas & Betts /1/                                               1,330                  37,559
                                                                                        147,183
ELECTRONIC FORMS (0.24%)
 Adobe Systems                                                   10,210                 292,210
ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)
 LeCroy /1/                                                         509                   6,999
 Tektronix                                                          716                  16,661
                                                                                         23,660
ELECTRONIC PARTS DISTRIBUTION (0.04%)
 Avnet /1/                                                        2,359                  53,148
ENGINES-INTERNAL COMBUSTION (0.11%)
 Cummins Engine                                                   1,710                 127,583
ENTERPRISE SOFTWARE & SERVICE (0.39%)
 Hyperion Solutions /1/                                           1,632                  65,672
 Oracle /1/                                                      25,854                 341,273
 SAP                                                              1,425                  61,702
                                                                                        468,647
FINANCE-AUTO LOANS (0.01%)
 WFS Financial /1/                                                  163                   8,266
FINANCE-COMMERCIAL (0.12%)
 CapitalSource /1/                                                2,272                  44,599
 CIT Group                                                        2,220                  95,394
                                                                                        139,993
FINANCE-CONSUMER LOANS (0.02%)
 Aiful                                                            1,384                  26,158
FINANCE-CREDIT CARD (0.85%)
 American Express                                                 8,810                 468,956
 Capital One Financial                                            4,489                 359,165
 Providian Financial /1/                                         10,487                 184,886
                                                                                      1,013,007
FINANCE-INVESTMENT BANKER & BROKER (2.71%)
 Bear Stearns                                                       940                  97,704
 Citigroup                                                       26,925               1,244,743
 GFI Group /1/                                                      229                   8,152
 Goldman Sachs Group                                              2,854                 291,165
 Jefferies Group                                                  1,240                  46,984
 JP Morgan Chase                                                 13,888                 490,524
 Lehman Brothers Holdings                                         4,418                 438,619
 Merrill Lynch                                                    7,150                 393,321
 Morgan Stanley                                                   3,095                 162,395
 Nomura Holdings                                                  6,255                  74,747
                                                                                      3,248,354
FINANCE-MORTGAGE LOAN/BANKER (0.42%)
 Countrywide Financial                                            6,623                 255,714
 Federal Home Loan Mortgage                                       1,450                  94,583
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                                   $
 Federal National Mortgage Association                            2,687                 156,921
                                                                                        507,218
FINANCE-OTHER SERVICES (0.05%)
 Chicago Mercantile Exchange Holdings                               208                  61,464
FINANCIAL GUARANTEE INSURANCE (0.22%)
 MBIA                                                             1,270                  75,324
 MGIC Investment                                                  2,810                 183,268
                                                                                        258,592
FOOD-FLOUR & GRAIN (0.06%)
 Archer Daniels Midland                                           3,640                  77,823
FOOD-MEAT PRODUCTS (0.07%)
 Hormel Foods                                                     1,550                  45,461
 Smithfield Foods /1/                                             1,480                  40,360
                                                                                         85,821
FOOD-MISCELLANEOUS/DIVERSIFIED (0.43%)
 General Mills                                                    1,970                  92,176
 Kellogg                                                          5,005                 222,422
 Nestle                                                           1,720                 109,822
 Seaboard                                                             8                  13,312
 Unilever                                                         1,274                  82,594
                                                                                        520,326
FOOD-RETAIL (0.11%)
 Tesco                                                            7,538                 130,407
FOOD-WHOLESALE & DISTRIBUTION (0.02%)
 Nash Finch                                                         564                  20,721
FOOTWEAR & RELATED APPAREL (0.08%)
 Deckers Outdoor /1/                                                212                   5,215
 Timberland /1/                                                   1,618                  62,649
 Wolverine World Wide                                             1,159                  27,828
                                                                                         95,692
GARDEN PRODUCTS (0.04%)
 Toro                                                             1,400                  54,054
GAS-DISTRIBUTION (0.53%)
 Energen                                                          7,505                 263,050
 ONEOK                                                            4,170                 136,150
 UGI                                                              8,423                 235,002
                                                                                        634,202
HOTELS & MOTELS (0.50%)
 Hilton Hotels                                                    9,580                 228,483
 InterContinental Hotels Group                                    4,003                  50,632
 Marriott International                                           1,440                  98,237
 Starwood Hotels & Resorts Worldwide                              3,874                 226,900
                                                                                        604,252
HUMAN RESOURCES (0.17%)
 Korn/Ferry International /1/                                     2,105                  37,364
 Labor Ready /1/                                                  3,669                  85,524
 Robert Half International                                        3,198                  79,854
                                                                                        202,742
IMPORT & EXPORT (0.17%)
 Mitsubishi                                                       7,480                 203,830
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
INDEX FUND (0.06%)
                                                                                   $
 Regional Bank HOLDRs Trust                                         500                  67,080
INSTRUMENTS-CONTROLS (0.06%)
 Thermo Electron /1/                                              2,720                  73,086
INSTRUMENTS-SCIENTIFIC (0.09%)
 Applied Biosystems Group                                         2,040                  40,127
 PerkinElmer                                                      3,647                  68,928
                                                                                        109,055
INTERNET APPLICATION SOFTWARE (0.01%)
 S1 /1/                                                           1,584                   7,460
 Verity /1/                                                       1,027                   9,007
                                                                                         16,467
INTERNET CONNECTIVE SERVICES (0.01%)
 Hanaro Telecom /1/                                               7,263                  17,576
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 SupportSoft /1/                                                  1,251                   6,493
INTERNET SECURITY (0.34%)
 Internet Security Systems /1/                                      950                  19,275
 RSA Security /1/                                                 1,942                  22,294
 Symantec /1/                                                     8,670                 188,486
 VeriSign /1/                                                     6,100                 175,436
                                                                                        405,491
INTERNET TELEPHONY (0.04%)
 j2 Global Communications /1/                                     1,335                  45,977
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.44%)
 BlackRock                                                          710                  57,119
 Calamos Asset Management /1/                                       900                  24,516
 Franklin Resources                                               2,810                 216,314
 National Financial Partners                                        600                  23,484
 Nuveen Investments                                               5,497                 206,797
                                                                                        528,230
LASERS-SYSTEMS & COMPONENTS (0.02%)
 Coherent /1/                                                       591                  21,282
LIFE & HEALTH INSURANCE (0.79%)
 AmerUs Group                                                       611                  29,358
 Cigna                                                            3,261                 349,025
 Genworth Financial                                               3,760                 113,665
 Prudential Financial                                             5,310                 348,655
 Stancorp Financial Group                                           548                  41,966
 Torchmark                                                          990                  51,678
 UICI                                                               411                  12,235
                                                                                        946,582
MACHINERY-CONSTRUCTION & MINING (0.12%)
 Bucyrus International                                              523                  19,864
 Caterpillar                                                        752                  71,673
 Joy Global                                                         916                  30,769
 Terex /1/                                                          481                  18,951
                                                                                        141,257
MACHINERY-GENERAL INDUSTRY (0.06%)
 Applied Industrial Technologies                                    916                  29,578
 Idex                                                               717                  27,683
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (CONTINUED)
                                                                                   $
 Middleby                                                           229                  12,105
                                                                                         69,366
MEDICAL INFORMATION SYSTEM (0.01%)
 Dendrite International /1/                                       1,194                  16,477
MEDICAL INSTRUMENTS (0.27%)
 Conmed /1/                                                         842                  25,908
 dj Orthopedics /1/                                                 893                  24,495
 Medtronic                                                        2,922                 151,330
 St. Jude Medical /1/                                             2,070                  90,273
 Symmetry Medical /1/                                                36                     848
 Techne /1/                                                         591                  27,133
                                                                                        319,987
MEDICAL LASER SYSTEMS (0.01%)
 Candela /1/                                                        725                   7,576
MEDICAL PRODUCTS (1.51%)
 American Medical Systems Holding /1/                             2,591                  53,504
 Becton Dickinson                                                 2,440                 128,027
 INAMED /1/                                                         346                  23,172
 Johnson & Johnson                                               19,817               1,288,105
 PolyMedica                                                         862                  30,739
 Syneron Medical /1/                                                423                  15,477
 Zimmer Holdings /1/                                              3,607                 274,745
                                                                                      1,813,769
MEDICAL-BIOMEDICAL/GENE (0.89%)
 Affymetrix /1/                                                   1,814                  97,829
 Amgen /1/                                                        7,210                 435,917
 Arqule /1/                                                       2,769                  17,943
 Charles River Laboratories International /1/                     2,610                 125,932
 Exelixis /1/                                                     1,267                   9,414
 Genentech /1/                                                    2,015                 161,764
 Genzyme /1/                                                      2,450                 147,220
 Lexicon Genetics /1/                                             3,475                  17,167
 Myriad Genetics /1/                                                507                   7,935
 Nektar Therapeutics /1/                                          2,531                  42,622
                                                                                      1,063,743
MEDICAL-DRUGS (2.14%)
 Abbott Laboratories                                              8,655                 424,182
 Angiotech Pharmaceuticals /1/                                      944                  13,084
 AstraZeneca                                                      1,289                  53,184
 Bradley Pharmaceuticals /1/                                        815                   8,761
 Eisai                                                            2,912                  97,552
 Eli Lilly                                                          970                  54,039
 GlaxoSmithKline                                                  1,918                  93,042
 Medicis Pharmaceutical                                           2,050                  65,047
 Merck                                                            4,831                 148,795
 Novartis                                                         2,661                 126,238
 Novo Nordisk                                                       895                  45,618
 Pfizer                                                          39,095               1,078,240
 Roche Holding                                                    1,080                  68,310
 Salix Pharmaceuticals /1/                                          528                   9,324
 Sanofi-Aventis                                                   1,649                  67,593
 Schering-Plough                                                  6,190                 117,981
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                   $
 Wyeth                                                            2,060                  91,670
                                                                                      2,562,660
MEDICAL-GENERIC DRUGS (0.05%)
 Teva Pharmaceutical Industries                                   2,260                  70,376
MEDICAL-HMO (1.54%)
 Aetna                                                            5,056                 418,738
 Coventry Health Care /1/                                         1,097                  77,613
 Molina Healthcare /1/                                               55                   2,434
 Pacificare Health Systems /1/                                    2,135                 152,546
 Sierra Health Services /1/                                       1,360                  97,186
 UnitedHealth Group                                              11,215                 584,750
 WellChoice /1/                                                     841                  58,424
 WellPoint /1/                                                    6,450                 449,178
                                                                                      1,840,869
MEDICAL-HOSPITALS (0.18%)
 HCA                                                              2,120                 120,141
 LifePoint Hospitals /1/                                          1,491                  75,325
 United Surgical Partners International /1/                         387                  20,155
                                                                                        215,621
MEDICAL-NURSING HOMES (0.04%)
 Genesis HealthCare /1/                                             365                  16,892
 Kindred Healthcare /1/                                             816                  32,322
                                                                                         49,214
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.01%)
 Amedisys /1/                                                       465                  17,103
METAL PROCESSORS & FABRICATION (0.15%)
 Precision Castparts                                              1,330                 103,607
 Quanex                                                           1,420                  75,274
                                                                                        178,881
METAL-COPPER (0.16%)
 Phelps Dodge                                                     2,060                 190,550
METAL-DIVERSIFIED (0.16%)
 Freeport-McMoRan Copper & Gold                                   3,820                 143,021
 Inco                                                             1,264                  47,716
                                                                                        190,737
METAL-IRON (0.04%)
 Cleveland-Cliffs                                                   773                  44,648
MISCELLANEOUS INVESTING (0.95%)
 Alexandria Real Estate Equities                                    581                  42,674
 American Home Mortgage Investment                                1,978                  69,151
 Arbor Realty Trust                                                 571                  16,388
 Archstone-Smith Trust                                            1,660                  64,109
 Brandywine Realty Trust                                          1,710                  52,412
 CBL & Associates Properties                                      1,200                  51,684
 Correctional Properties Trust                                      296                   8,377
 Cousins Properties                                               1,172                  34,668
 Gramercy Capital                                                 1,220                  29,841
 Hospitality Properties Trust                                     1,055                  46,494
 Kimco Realty                                                     1,130                  66,568
 Newcastle Investment                                             2,434                  73,385
 Pan Pacific Retail Properties                                      790                  52,440
 Parkway Properties                                                 348                  17,404
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Prologis Trust                                                   1,410            $     56,738
 Ramco-Gershenson Properties                                        275                   8,052
 Simon Property Group                                             1,140                  82,639
 Spirit Finance                                                     739                   8.683
 Strategic Hotel Capital                                            788                  14,184
 Tanger Factory Outlet Centers                                      651                  17,531
 Thornburg Mortgage                                               1,390                  40,491
 Ventas                                                           6,863                 207,263
 Vornado Realty Trust                                               940                  75,576
                                                                                      1,136,752
MONEY CENTER BANKS (1.51%)
 ABN AMRO Holding                                                 6,013                 147,499
 Bank of America                                                 25,122               1,145,814
 Barclays                                                         4,409                 176,096
 Credit Suisse Group /1/                                          4,500                 176,130
 UBS                                                              2,019                 157,179
                                                                                      1,802,718
MOTION PICTURES & SERVICES (0.03%)
 Macrovision /1/                                                  1,427                  32,165
MULTI-LINE INSURANCE (1.74%)
 Allstate                                                         5,810                 347,148
 American International Group                                    13,013                 756,055
 Assurant                                                         1,350                  48,735
 AXA                                                              3,854                  96,003
 Hartford Financial Services Group                                4,145                 309,963
 ING Groep                                                        3,489                  97,867
 MetLife                                                          4,260                 191,444
 XL Capital                                                       1,780                 132,468
 Zurich Financial Services                                        5,900                  99,415
                                                                                      2,079,098
MULTIMEDIA (1.45%)
 Journal Communications                                             625                  10,500
 McGraw-Hill                                                      5,096                 225,498
 News                                                            12,434                 209,637
 Time Warner /1/                                                 39,402                 658,407
 Viacom                                                           3,080                  98,622
 Vivendi Universal /1/                                            3,351                 104,987
 Walt Disney                                                     16,995                 427,934
                                                                                      1,735,585
NETWORKING PRODUCTS (0.61%)
 Cisco Systems /1/                                               36,959                 706,287
 NETGEAR /1/                                                      1,530                  28,458
                                                                                        734,745
OFFICE AUTOMATION & EQUIPMENT (0.18%)
 Canon                                                            2,071                 108,997
 Imagistics International /1/                                       250                   7,000
 Pitney Bowes                                                     2,260                  98,423
                                                                                        214,420
OFFICE SUPPLIES & FORMS (0.04%)
 John H. Harland                                                  1,203                  45,714
OIL & GAS DRILLING (0.27%)
 Atwood Oceanics /1/                                                842                  51,833
 Diamond Offshore Drilling                                          990                  52,896
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (CONTINUED)
                                                                                   $
 Grey Wolf /1/                                                    4,138                  30,663
 Nabors Industries /1/                                            1,000                  60,620
 Rowan                                                            1,490                  44,268
 Transocean /1/                                                   1,560                  84,193
                                                                                        324,473
OIL COMPANY-EXPLORATION & PRODUCTION (1.23%)
 Anadarko Petroleum                                               1,310                 107,617
 Apache                                                           5,097                 329,266
 Burlington Resources                                             4,659                 257,363
 Canadian Natural Resources                                       5,880                 213,914
 Devon Energy                                                     2,370                 120,112
 Houston Exploration /1/                                            712                  37,772
 KCS Energy /1/                                                   1,549                  26,906
 Meridian Resource /1/                                            2,618                  12,514
 Noble Energy                                                     1,919                 145,172
 PetroKazakhstan                                                  1,504                  55,016
 Pogo Producing                                                     869                  45,118
 Talisman Energy                                                  2,310                  86,787
 Unit /1/                                                           773                  34,020
 W&T Offshore                                                       160                   3,851
                                                                                      1,475,428
OIL COMPANY-INTEGRATED (3.87%)
 Amerada Hess                                                     1,520                 161,895
 BP Amoco                                                           677                  42,231
 ChevronTexaco                                                   11,607                 649,064
 ConocoPhillips                                                  11,194                 643,543
 ENI                                                              1,407                 180,377
 Exxon Mobil                                                     36,677               2,107,827
 Occidental Petroleum                                             4,561                 350,878
 Petro-Canada                                                       728                  47,422
 Petroleo Brasileiro                                              1,430                  74,546
 Repsol YPF                                                       6,440                 161,837
 Total                                                            1,875                 219,094
                                                                                      4,638,714
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 Lone Star Technologies /1/                                         864                  39,312
 National-Oilwell Varco /1/                                           1                      48
 Smith International                                              1,620                 103,194
                                                                                        142,554
OIL REFINING & MARKETING (0.47%)
 Frontier Oil                                                     2,872                  84,293
 Premcor                                                            790                  58,602
 Statoil                                                          7,500                 152,250
 Tesoro                                                           1,657                  77,084
 Valero Energy                                                    2,450                 193,820
                                                                                        566,049
OIL-FIELD SERVICES (0.32%)
 Baker Hughes                                                     2,810                 143,760
 Cal Dive International /1/                                       1,428                  74,784
 Halliburton                                                      2,970                 142,025
 RPC                                                              1,300                  21,996
                                                                                        382,565
OPTICAL SUPPLIES (0.34%)
 Alcon                                                              910                  99,509
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (CONTINUED)
                                                                                   $
 Bausch & Lomb                                                    3,740                 310,420
                                                                                        409,929
PAPER & RELATED PRODUCTS (0.17%)
 Georgia-Pacific                                                  4,840                 153,912
 UPM-Kymmene Oyj                                                  2,828                  54,213
                                                                                        208,125
PHARMACY SERVICES (0.26%)
 Caremark Rx /1/                                                  6,922                 308,167
PHYSICIAN PRACTICE MANAGEMENT (0.03%)
 Pediatrix Medical Group /1/                                        412                  30,298
PIPELINES (0.38%)
 Equitable Resources                                              1,830                 124,440
 National Fuel Gas                                                1,650                  47,702
 Questar                                                          4,276                 281,788
                                                                                        453,930
POLLUTION CONTROL (0.01%)
 Duratek /1/                                                        338                   7,835
POULTRY (0.13%)
 Pilgrim's Pride                                                  4,583                 156,418
PRINTING-COMMERCIAL (0.11%)
 Consolidated Graphics /1/                                          843                  34,369
 R.R. Donnelley & Sons                                            3,000                 103,530
                                                                                        137,899
PROPERTY & CASUALTY INSURANCE (0.48%)
 ACE                                                              2,660                 119,301
 American Physicians Capital /1/                                    254                   9,436
 Arch Capital Group /1/                                           1,007                  45,365
 Chubb                                                            1,100                  94,171
 Commerce Group                                                     750                  46,583
 First American                                                     928                  37,250
 Selective Insurance Group                                          486                  24,081
 W.R. Berkley                                                     5,155                 183,930
 Zenith National Insurance                                          245                  16,626
                                                                                        576,743
PUBLICLY TRADED INVESTMENT FUND (0.57%)
 iShares Russell 1000 Value Index Fund                            1,400                  93,408
 iShares Russell 2000 Index Fund                                  1,276                  80,975
 iShares S&P 500 Index Fund                                       4,240                 504,857
                                                                                        679,240
PUBLISHING-NEWSPAPERS (0.02%)
 Journal Register /1/                                             1,229                  21,520
PUBLISHING-PERIODICALS (0.01%)
 Playboy Enterprises /1/                                            611                   7,906
RACETRACKS (0.03%)
 Penn National Gaming /1/                                           848                  30,952
RECREATIONAL CENTERS (0.02%)
 Life Time Fitness /1/                                              842                  27,626
RECYCLING (0.02%)
 Metal Management                                                 1,427                  27,612
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (1.91%)
                                                                                   $
 Comercia                                                         3,510                 202,878
 KeyCorp                                                          7,495                 248,459
 PNC Financial Services Group                                     3,610                 196,601
 SunTrust Banks                                                   3,370                 243,449
 U.S. Bancorp                                                     6,710                 195,932
 Wachovia                                                        11,375                 564,200
 Wells Fargo                                                     10,355                 637,661
                                                                                      2,289,180
RENTAL-AUTO & EQUIPMENT (0.02%)
 Aaron Rents                                                        631                  15,706
 Rent-A-Center /1/                                                  449                  10,457
                                                                                         26,163
RESORTS & THEME PARKS (0.04%)
 Vail Resorts /1/                                                 1,606                  45,129
RESPIRATORY PRODUCTS (0.05%)
 Respironics /1/                                                  1,714                  61,893
RETAIL-APPAREL & SHOE (0.75%)
 Abercrombie & Fitch                                              2,276                 156,361
 American Eagle Outfitters                                        7,132                 218,596
 Claire's Stores                                                  2,698                  64,887
 Finish Line                                                        812                  15,363
 Nordstrom                                                        4,821                 327,684
 Stein Mart                                                       1,575                  34,650
 Urban Outfitters /1/                                             1,425                  80,783
                                                                                        898,324
RETAIL-ARTS & CRAFTS (0.07%)
 Michaels Stores                                                  1,960                  81,085
RETAIL-BOOKSTORE (0.02%)
 Barnes & Noble /1/                                                 775                  30,070
RETAIL-BUILDING PRODUCTS (0.54%)
 Home Depot                                                      15,174                 590,269
 Lowe's                                                             893                  51,990
                                                                                        642,259
RETAIL-CONVENIENCE STORE (0.02%)
 Pantry /1/                                                         474                  18,358
RETAIL-DISCOUNT (0.81%)
 Target                                                           4,727                 257,196
 Wal-Mart Stores                                                 14,781                 712,444
                                                                                        969,640
RETAIL-DRUG STORE (0.18%)
 CVS                                                              4,260                 123,838
 Walgreen                                                         2,010                  92,440
                                                                                        216,278
RETAIL-JEWELRY (0.04%)
 Signet Group                                                     2,271                  44,648
RETAIL-MAJOR DEPARTMENT STORE (0.19%)
 J.C. Penney                                                      4,370                 229,775
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado                                                       1,327                  44,070
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MUSIC STORE (0.06%)
                                                                                   $
 Guitar Center /1/                                                1,231                  71,853
RETAIL-OFFICE SUPPLIES (0.23%)
 Staples                                                         12,853                 274,026
RETAIL PAWN SHOPS (0.00%)
 Cash America International                                         199                   4,004
RETAIL-REGIONAL DEPARTMENT STORE (0.17%)
 Federated Department Stores                                      2,710                 198,589
RETAIL-RESTAURANTS (0.52%)
 California Pizza Kitchen /1/                                     1,276                  34,796
 CEC Entertainment /1/                                              508                  21,382
 CKE Restaurants /1/                                              2,579                  35,900
 Darden Restaurants                                               3,750                 123,675
 Dave & Buster's /1/                                                887                  16,356
 Domino's Pizza                                                   1,433                  31,899
 IHOP                                                               345                  14,970
 Lone Star Steakhouse & Saloon                                      275                   8,363
 McDonald's                                                       7,823                 217,088
 Starbucks /1/                                                    2,278                 117,681
                                                                                        622,110
RETAIL-SPORTING GOODS (0.02%)
 Hibbett Sporting Goods /1/                                         530                  20,055
RUBBER-TIRES (0.06%)
 Continental /1/                                                  1,062                  76,464
SAVINGS & LOANS-THRIFTS (0.10%)
 BankAtlantic Bancorp                                               455                   8,622
 Downey Financial                                                   129                   9,443
 Golden West Financial                                            1,210                  77,900
 Sterling Financial /1/                                             711                  26,591
                                                                                        122,556
SCHOOLS (0.03%)
 Education Management /1/                                         1,048                  35,349
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.28%)
 Linear Technology                                                2,365                  86,772
 Maxim Integrated Products                                        1,491                  56,971
 SigmaTel /1/                                                     1,307                  22,428
 Taiwan Semiconductor Manufacturing                              10,016                  91,345
 United Microelectronics /1/                                     17,944                  73,750
                                                                                        331,266
SEMICONDUCTOR EQUIPMENT (0.11%)
 ATMI /1/                                                           795                  23,063
 MKS Instruments /1/                                                545                   9,205
 Mykrolis /1/                                                       740                  10,515
 Novellus Systems /1/                                             1,860                  45,961
 Rudolph Technologies /1/                                           591                   8,469
 Varian Semiconductor Equipment Associates /1/                    1,005                  37,185
                                                                                        134,398
STEEL PRODUCERS (0.27%)
 Arcelor                                                          2,434                  47,585
 Nucor                                                            2,780                 126,823
 POSCO                                                              797                  35,044
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                                   $
 United States Steel                                              3,300                 113,421
                                                                                        322,873
STEEL-SPECIALTY (0.06%)
 Allegheny Technologies                                           3,520                  77,651
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.03%)
 Intermagnetics General /1/                                       1,196                  36,789
TELECOMMUNICATION EQUIPMENT (0.42%)
 ADC Telecommunications /1/                                       4,120                  89,692
 Comtech Telecommunications /1/                                     529                  17,261
 Comverse Technology /1/                                          5,910                 139,772
 Harris                                                           1,740                  54,305
 Plantronics                                                        833                  30,288
 Telefonaktiebolaget LM Ericsson /1/                              4,670                 149,207
 Westell Technologies /1/                                         3,283                  19,632
                                                                                        500,157
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.10%)
 Corning /1/                                                      7,060                 117,337
TELECOMMUNICATION SERVICES (0.14%)
 Amdocs /1/                                                       1,910                  50,481
 Commonwealth Telephone Enterprises                                 372                  15,590
 Intrado /1/                                                        611                   9,141
 NeuStar /1/                                                      1,968                  50,381
 Premiere Global Services /1/                                     3,996                  45,115
                                                                                        170,708
TELEPHONE-INTEGRATED (1.65%)
 ALLTEL                                                           1,880                 117,086
 AT&T                                                             9,900                 188,496
 BellSouth                                                        9,470                 251,618
 Nippon Telegraph & Telephone                                     1,970                  42,296
 SBC Communications                                              21,894                 519,982
 Sprint                                                           9,362                 234,893
 Verizon Communications                                          17,938                 619,758
                                                                                      1,974,129
TELEVISION (0.01%)
 LIN Television /1/                                               1,109                  15,404
TEXTILE-APPAREL (0.00%)
 Cherokee                                                            36                   1,246
THEATERS (0.01%)
 Carmike Cinemas                                                    298                   9,143
THERAPEUTICS (0.32%)
 Dyax /1/                                                         2,324                  10,969
 Gilead Sciences /1/                                              7,970                 350,600
 Medarex /1/                                                      1,099                   9,155
 NeoPharm /1/                                                       986                   9,850
                                                                                        380,574
TOBACCO (0.84%)
 Altria Group                                                    11,552                 746,952
 British American Tobacco                                         2,264                  87,889
 Imperial Tobacco Group                                           2,197                 119,539
 Loews - Carolina Group                                           1,450                  48,314
                                                                                      1,002,694
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (0.06%)
                                                                                   $
 Black & Decker                                                     860                  77,271
TOYS (0.00%)
 Jakks Pacific /1/                                                  179                   3,439
TRANSACTIONAL SOFTWARE (0.03%)
 Transaction Systems Architects /1/                               1,543                  38,004
TRANSPORT-AIR FREIGHT (0.09%)
 CNF                                                              2,456                 110,274
TRANSPORT-MARINE (0.03%)
 Overseas Shipholding Group                                         526                  31,376
TRANSPORT-RAIL (0.30%)
 Burlington Northern Santa Fe                                     5,980                 281,538
 CSX                                                              1,760                  75,082
                                                                                        356,620
TRANSPORT-SERVICES (0.15%)
 HUB Group /1/                                                      758                  18,988
 Ryder System                                                       306                  11,199
 United Parcel Service                                            2,205                 152,498
                                                                                        182,685
TRANSPORT-TRUCK (0.04%)
 Forward Air                                                        550                  15,548
 J.B. Hunt Transport Services                                     1,322                  25,515
 SCS Transportation /1/                                             384                   6,835
                                                                                         47,898
VETERINARY DIAGNOSTICS (0.02%)
 VCA Antech /1/                                                     810                  19,643
WATER (0.05%)
 Suez                                                             2,091                  56,729
WEB HOSTING & DESIGN (0.06%)
 Macromedia /1/                                                   2,000                  76,440
WEB PORTALS (0.28%)
 Yahoo /1/                                                        9,764                 338,323
WIRE & CABLE PRODUCTS (0.02%)
 Belden CDT                                                       1,135                  24,062
WIRELESS EQUIPMENT (0.44%)
 Motorola                                                        17,275                 315,442
 Nokia                                                            2,525                  42,016
 Qualcomm                                                         5,002                 165,116
                                                                                        522,574
                                                   TOTAL COMMON STOCKS               78,716,114

                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (19.86%)
AGRICULTURAL CHEMICALS (0.06%)
 IMC Global
                                                             $                     $
  7.63%; 11/01/05                                                70,000                  70,700
AGRICULTURAL OPERATIONS (0.11%)
 Bunge Limited Finance
  4.38%; 12/15/08                                                95,000                  95,014
  5.88%; 05/15/13                                                30,000                  32,162
                                                                                        127,176
AIRLINES (0.10%)
 Southwest Airlines
  5.10%; 05/01/06                                               119,370                 119,939
ASSET BACKED SECURITIES (0.72%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.60%; 09/25/33 /2/                                            92,192                  92,352
 Countrywide Asset Backed Certificates
  3.59%; 09/25/33 /2/                                           125,000                 125,278
  4.38%; 01/25/34 /2/                                           220,000                 222,758
 Morgan Stanley ABS Capital I
  3.53%; 12/25/34 /2/                                           200,000                 200,270
 MSDWCC Heloc Trust
  3.50%; 07/25/17 /2/                                            96,409                  96,415
 Nomura Asset Acceptance
  3.56%; 06/25/35 /2/ /3/                                       125,000                 125,000
                                                                                        862,073
AUTO-CARS & LIGHT TRUCKS (0.15%)
 DaimlerChrysler Holding
  4.75%; 01/15/08                                                15,000                  15,058
  4.88%; 06/15/10                                                70,000                  69,678
  7.25%; 01/18/06                                                45,000                  45,701
 Nissan Motor Acceptance
  4.63%; 03/08/10 /4/                                            55,000                  55,054
                                                                                        185,491
AUTOMOBILE SEQUENTIAL (0.13%)
 Capital Auto Receivables Asset Trust
  3.79%; 06/15/10 /2/                                            50,000                  50,301
 Ford Credit Auto Owner Trust
  3.88%; 01/15/10                                                80,000                  79,073
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                28,138                  28,107
                                                                                        157,481
BEVERAGES-NON-ALCOHOLIC (0.03%)
 PepsiAmericas
  5.00%; 05/15/17                                                35,000                  35,769
BREWERY (0.21%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                               50,000                  61,750
 Coors Brewing
  6.38%; 05/15/12                                                60,000                  65,084
 FBG Finance
  5.13%; 06/15/15 /4/                                            75,000                  75,293
 Miller Brewing
  5.50%; 08/15/13 /4/                                            50,000                  51,816
                                                                                        253,943
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.02%)
 Grupo Televisa
                                                             $                     $
  8.50%; 03/11/32                                                25,000                  29,750
BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (0.08%)
 CRH America

  5.30%; 10/15/13                                                40,000                  41,405
  6.40%; 10/15/33                                                10,000                  11,408
 Masco
  4.80%; 06/15/15                                                40,000                  39,749
                                                                                         92,562
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                                75,000                  76,806
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.03%)
 Texas Industries
  7.25%; 07/15/13 /4/                                            30,000                  30,816
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                15,000                  14,855
BUILDING-RESIDENTIAL & COMMERCIAL (0.04%)
 Ryland Group
  9.75%; 09/01/10                                                45,000                  48,344
CABLE TV (0.38%)
 Charter Communications
  8.00%; 04/30/12 /4/                                            40,000                  39,800
 Comcast
  5.50%; 03/15/11                                                35,000                  36,516
  7.05%; 03/15/33                                                20,000                  23,613
 Cox Communications
  3.95%; 12/14/07 /2/                                            75,000                  75,396
  4.63%; 01/15/10                                               100,000                  99,736
  6.75%; 03/15/11                                                50,000                  54,443
  7.13%; 10/01/12                                                50,000                  56,071
 EchoStar DBS
  6.63%; 10/01/14                                                75,000                  74,062
                                                                                        459,637
CASINO HOTELS (0.28%)
 Aztar
  7.88%; 06/15/14                                                70,000                  74,025
 Boyd Gaming
  9.25%; 08/01/09                                                50,000                  52,500
 Harrah's Operating
  5.50%; 07/01/10                                                65,000                  67,083
  5.63%; 06/01/15 /4/                                            25,000                  25,464
 Mandalay Resort Group
  6.45%; 02/01/06                                                30,000                  30,300
 MGM Mirage
  7.25%; 10/15/06                                                25,000                  25,719
 Park Place Entertainment
  8.50%; 11/15/06                                                55,000                  57,956
                                                                                        333,047
CELLULAR TELECOMMUNICATIONS (0.40%)
 America Movil
  5.75%; 01/15/15                                                85,000                  86,306
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
 America Movil (continued)
                                                             $                     $
  6.38%; 03/01/35                                                15,000                  14,638

 AT&T Wireless Services

  8.13%; 05/01/12                                                75,000                  89,861

 Rogers Wireless Communications

  7.25%; 12/15/12                                                65,000                  70,200
 Rural Cellular
  8.25%; 03/15/12                                                25,000                  26,125
 Telus
  7.50%; 06/01/07                                                45,000                  47,605
 US Unwired
  7.66%; 06/15/10 /2/                                            65,000                  66,787
 Verizon Wireless Capital
  5.38%; 12/15/06                                                80,000                  81,530
                                                                                        483,052
CHEMICALS-DIVERSIFIED (0.14%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                65,000                  72,734
 ICI Wilmington I
  5.63%; 12/01/13                                                55,000                  57,065
 Lyondell Chemical
  9.50%; 12/15/08                                                35,000                  37,231
                                                                                        167,030
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                                30,000                  30,846
COMMERCIAL BANKS (0.11%)
 Synovus Financial
  5.13%; 06/15/17 /4/                                            35,000                  35,610
 United Overseas Bank
  4.50%; 07/02/13 /4/                                            25,000                  24,452
 Wachovia Bank
  4.88%; 02/01/15                                                65,000                  66,138
                                                                                        126,200
COMMERCIAL SERVICES (0.06%)
 Iron Mountain
  8.25%; 07/01/11                                                70,000                  71,050
COMPUTER SERVICES (0.12%)
 Affiliated Computer Services
  5.20%; 06/01/15                                                50,000                  49,845
 Unisys
  7.88%; 04/01/08                                                45,000                  45,450
  8.13%; 06/01/06                                                45,000                  46,013
                                                                                        141,308
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                                20,000                  21,637
COMPUTERS-MEMORY DEVICES (0.05%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                                55,000                  58,506
CREDIT CARD ASSET BACKED SECURITIES (0.38%)
 Capital One Multi-Asset Execution Trust
  3.44%; 12/15/09 /2/                                           115,000                 115,178
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Chase Credit Card Master Trust
                                                             $                     $
  3.42%; 05/15/09 /2/                                           140,000                 139,993
 Citibank Credit Card Master Trust I
  3.67%; 03/10/11 /2/                                           100,000                 100,451
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                               100,000                 100,671
                                                                                        456,293
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                                25,000                  25,412
DISTRIBUTION-WHOLESALE (0.05%)
 Ingram Micro
  9.88%; 08/15/08                                                55,000                  57,888
DIVERSIFIED FINANCIAL SERVICES (0.06%)
 General Electric Capital
  6.75%; 03/15/32                                                25,000                  30,850
 NiSource Finance
  3.20%; 11/01/06                                                40,000                  39,562
                                                                                         70,412
DIVERSIFIED MANUFACTURING OPERATIONS (0.04%)
 Tyco International Group
  6.38%; 02/15/06                                                45,000                  45,602
DIVERSIFIED MINERALS (0.03%)
 Vale Overseas
  9.00%; 08/15/13                                                30,000                  34,875
DIVERSIFIED OPERATIONS (0.03%)
 Noble Group
  6.63%; 03/17/15 /4/                                            40,000                  36,929
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                                20,000                  19,600
ELECTRIC-GENERATION (0.04%)
 Korea East-West Power
  4.88%; 04/21/11 /4/                                            20,000                  20,199
 Tenaska Virginia Partners
  6.12%; 03/30/24 /4/                                            29,496                  31,482
                                                                                         51,681
ELECTRIC-INTEGRATED (0.94%)
 Arizona Public Service
  5.80%; 06/30/14                                                45,000                  48,341
  6.50%; 03/01/12                                                25,000                  27,779
 Carolina Power & Light
  6.65%; 04/01/08                                                50,000                  52,974
 Centerpoint Energy
  5.88%; 06/01/08                                                30,000                  31,053
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                20,000                  20,089
 Consumers Energy
  4.25%; 04/15/08                                                10,000                   9,987
 Dayton Power & Light
  5.63%; 10/01/13                                                35,000                  36,260
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Entergy Gulf States
                                                             $                     $
  3.60%; 06/01/08                                                30,000                  29,368

 Exelon

  4.45%; 06/15/10                                                20,000                  20,007
  6.75%; 05/01/11                                                35,000                  38,869
 FirstEnergy
  6.45%; 11/15/11                                                65,000                  71,021
 Indianapolis Power & Light
  7.38%; 08/01/07                                                40,000                  42,037
 Jersey Central Power & Light
  5.63%; 05/01/16                                                15,000                  15,950
 Northeast Utilities
  3.30%; 06/01/08                                                25,000                  24,199
 NorthWestern
  5.88%; 11/01/14 /4/                                            65,000                  66,625
 Ohio Power
  4.85%; 01/15/14                                                25,000                  25,201
 Oncor Electric Delivery
  6.38%; 05/01/12                                                50,000                  54,791
 Pepco Holdings
  3.75%; 02/15/06                                                95,000                  94,847
 Pinnacle West Energy
  3.63%; 04/01/07 /2/ /4/                                        45,000                  45,007
 Power Contract Financing
  5.20%; 02/01/06 /4/                                            13,410                  13,500
 PPL Energy Supply
  5.40%; 08/15/14                                                40,000                  41,471
 PSEG Power
  6.95%; 06/01/12                                                65,000                  73,068
 Puget Energy
  3.36%; 06/01/08                                                30,000                  29,196
 Southern California Edison
  5.00%; 01/15/14                                                20,000                  20,553
  5.00%; 01/15/16                                                45,000                  46,058
  5.35%; 07/15/35                                                20,000                  20,456
 Southwestern Electric Power
  4.50%; 07/01/05                                                60,000                  60,000
 TECO Energy
  6.75%; 05/01/15 /4/                                            40,000                  42,400
 TXU Energy
  6.13%; 03/15/08                                                25,000                  25,973
                                                                                      1,127,080
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.01%)
 Flextronics International
  6.50%; 05/15/13                                                10,000                  10,350
ELECTRONICS-MILITARY (0.05%)
 L-3 Communications
  5.88%; 01/15/15                                                65,000                  63,050
EXPORT/IMPORT BANK (0.03%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                                40,000                  40,144
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                                70,000                  69,970
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FILTRATION & SEPARATION PRODUCTS (0.04%)
 Polypore
                                                             $                     $
  8.75%; 05/15/12                                                50,000                  46,750
FINANCE-AUTO LOANS (0.19%)
 Ford Motor Credit
  6.13%; 01/09/06                                                45,000                  45,165
  6.50%; 01/25/07                                                20,000                  20,144
  6.88%; 02/01/06                                               155,000                 156,549
                                                                                        221,858
FINANCE-CONSUMER LOANS (0.26%)
 American General Finance
  4.88%; 05/15/10                                                60,000                  60,582
 Household Finance
  3.55%; 11/16/09 /2/                                            75,000                  75,186
  4.13%; 11/16/09                                                75,000                  74,189
  4.75%; 07/15/13                                                25,000                  25,038
  7.00%; 05/15/12                                                65,000                  73,734
                                                                                        308,729
FINANCE-CREDIT CARD (0.22%)
 Capital One Bank
  5.00%; 06/15/09                                                75,000                  76,632
  6.88%; 02/01/06                                               100,000                 101,581
 Capital One Financial
  4.80%; 02/21/12                                                15,000                  14,923
 MBNA
  3.64%; 05/05/08 /2/                                            75,000                  75,441
                                                                                        268,577
FINANCE-INVESTMENT BANKER & BROKER (1.07%)
 BCP Crystal U.S. Holdings
  9.63%; 06/15/14                                                30,000                  33,600
 Bear Stearns
  3.00%; 03/30/06                                                55,000                  54,648
 Citigroup
  3.42%; 05/18/10 /2/                                           150,000                 150,039
  5.88%; 02/22/33                                                20,000                  21,811
  6.63%; 06/15/32                                                 5,000                   5,969
 E*Trade Financial
  8.00%; 06/15/11                                                60,000                  63,150
 Goldman Sachs Group
  3.88%; 01/15/09                                                45,000                  44,397
  5.13%; 01/15/15                                                85,000                  86,577
  5.15%; 01/15/14                                                10,000                  10,247
  6.60%; 01/15/12                                               130,000                 144,484
 JP Morgan Chase
  4.75%; 03/01/15                                                90,000                  90,086
  5.25%; 05/01/15                                               125,000                 129,173
 Lazard Group
  7.13%; 05/15/15 /4/                                            40,000                  40,349
 Lehman Brothers Holdings
  4.80%; 03/13/14                                                35,000                  35,367
 Merrill Lynch
  3.47%; 02/06/09 /2/                                           160,000                 160,313
  5.45%; 07/15/14                                                45,000                  47,525
 Morgan Stanley
  3.42%; 01/15/10 /2/                                           100,000                 100,129
  4.75%; 04/01/14                                                35,000                  34,481
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley (continued)
  5.30%; 03/01/13                                            $   30,000            $     31,177
                                                                                      1,283,522
FINANCE-MORTGAGE LOAN/BANKER (1.58%)
 Countrywide Financial
  3.47%; 05/05/08 /2/                                           100,000                 100,070
 Countrywide Home Loan
  4.60%; 12/19/33 /2/                                           225,000                 221,358
  5.50%; 02/01/07                                                15,000                  15,293
 Federal Home Loan Mortgage
  4.50%; 07/15/13                                               300,000                 306,442
  4.63%; 05/28/13                                                55,000                  54,381
  4.75%; 10/11/12                                               100,000                 100,109
  4.75%; 05/06/13                                                90,000                  89,122
  5.13%; 11/07/13                                                25,000                  25,095
  6.75%; 03/15/31                                               317,000                 419,688
 Federal National Mortgage Association
  3.70%; 11/01/07                                               275,000                 273,064
  4.32%; 07/26/07                                               110,000                 110,069
  4.75%; 02/21/13                                               100,000                  99,891
 Residential Capital
  4.84%; 06/29/07 /2/ /4/                                        75,000                  75,028
                                                                                      1,889,610
FOOD-MISCELLANEOUS/DIVERSIFIED (0.13%)
 Corn Products International
  8.45%; 08/15/09                                                45,000                  50,662
 Kraft Foods
  4.63%; 11/01/06                                               100,000                 100,653
                                                                                        151,315
FOOD-RETAIL (0.07%)
 Delhaize America
  7.38%; 04/15/06                                                55,000                  56,197
 Safeway
  6.50%; 03/01/11                                                30,000                  32,425
                                                                                         88,622
GAS-DISTRIBUTION (0.08%)
 Sempra Energy
  4.75%; 05/15/09                                                40,000                  40,360
  6.95%; 12/01/05                                                60,000                  60,722
                                                                                        101,082
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                15,000                  14,539
  4.63%; 12/15/09                                                15,000                  15,032
                                                                                         29,571
HOME EQUITY-OTHER (0.71%)
 ACE Securities
  3.54%; 03/25/35 /2/                                            50,000                  50,062
 First-Citizens Home Equity Loan
  3.43%; 09/15/22 /2/ /4/                                       119,885                 119,879
 Long Beach Mortgage Loan Trust
  3.84%; 06/25/34 /2/                                            30,000                  30,074
 Option One Mortgage Loan Trust
  3.61%; 11/25/34 /2/                                            25,000                  25,060
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Option One Mortgage Loan Trust (continued)
  3.84%; 05/25/34 /2/                                        $   85,000            $     85,137
  4.36%; 05/25/34 /2/                                            85,000                  84,998
 Saxon Asset Securities Trust
  3.53%; 03/25/35 /2/                                           135,000                 135,142
 Specialty Underwriting & Residential Finance
  3.54%; 03/25/36 /2/                                           125,000                 124,998
  3.82%; 02/25/35 /2/                                            80,000                  80,077
 Wells Fargo Home Equity Trust
  3.81%; 04/25/34 /2/                                           110,000                 109,999
                                                                                        845,426
HOME EQUITY-SEQUENTIAL (0.29%)
 Ameriquest Mortgage Securities
  3.61%; 03/25/35 /2/                                           113,025                 113,120
 New Century Home Equity Loan Trust
  4.03%; 01/25/34 /2/                                           140,000                 140,726
 Residential Asset Securities
  3.28%; 08/25/29                                               100,000                  99,213
                                                                                        353,059
HOTELS & MOTELS (0.02%)
 HMH Properties
  7.88%; 08/01/08                                                21,000                  21,315
INVESTMENT COMPANIES (0.08%)
 Canadian Oil Sands
  4.80%; 08/10/09 /4/                                           100,000                 100,727
LIFE & HEALTH INSURANCE (0.13%)
 Hartford Life Global Funding Trusts
  3.58%; 09/15/09 /2/                                           150,000                 149,936
 Nationwide Financial Services
  5.63%; 02/13/15                                                10,000                  10,482
                                                                                        160,418
MACHINERY TOOLS & RELATED PRODUCTS (0.07%)
 Kennametal
  7.20%; 06/15/12                                                70,000                  78,309
MACHINERY-FARM (0.12%)
 Case
  7.25%; 08/01/05                                                90,000                  90,000
 Case New Holland
  6.00%; 06/01/09 /4/                                            50,000                  48,000
                                                                                        138,000
MEDICAL INFORMATION SYSTEM (0.04%)
 NDCHealth
  10.50%; 12/01/12                                               50,000                  53,125
MEDICAL PRODUCTS (0.02%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                               25,000                  26,875
MEDICAL-DRUGS (0.08%)
 Biovail
  7.88%; 04/01/10                                                55,000                  56,237
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
 Schering-Plough
  5.55%; 12/01/13 /2/                                        $   35,000            $     37,109
                                                                                         93,346
MEDICAL-HMO (0.29%)
 Anthem
  4.88%; 08/01/05                                               225,000                 225,124
 Coventry Health Care
  5.88%; 01/15/12                                                90,000                  91,575
 Pacificare Health Systems
  10.75%; 06/01/09                                               32,000                  35,200
                                                                                        351,899
MEDICAL-HOSPITALS (0.08%)
 HCA
  6.95%; 05/01/12                                                90,000                  95,627
METAL-DIVERSIFIED (0.03%)
 Falconbridge
  5.38%; 06/01/15                                                15,000                  15,012
  7.35%; 06/05/12                                                15,000                  16,857
                                                                                         31,869
MISCELLANEOUS INVESTING (0.14%)
 iStar Financial
  3.74%; 03/03/08 /2/                                            75,000                  74,172
  5.15%; 03/01/12                                                40,000                  39,534
 Simon Property Group
  4.60%; 06/15/10 /4/                                            15,000                  15,009
 United Dominion Realty Trust
  6.50%; 06/15/09                                                35,000                  37,525
                                                                                        166,240
MISCELLANEOUS MANUFACTURERS (0.06%)
 Samsonite
  8.88%; 06/01/11                                                70,000                  74,375
MORTGAGE BACKED SECURITIES (3.68%)
 Bear Stearns Adjustable Rate
  Mortgage Trust
  3.52%; 06/25/34 /2/                                            50,000                  48,976
 Bear Stearns Commercial Mortgage Securities
  0.79%; 05/11/39 /2/ /4/                                       566,711                  13,610
  5.47%; 06/11/41                                               130,000                 138,508
 Bella Vista Mortgage Trust
  3.51%; 05/20/45 /2/                                           123,936                 123,954
 Carrington Mortgage Loan Trust
  3.57%; 01/25/35 /2/                                            75,000                  75,091
 Commercial Mortgage Pass-Through Certificate
  4.05%; 10/15/37                                               200,000                 197,847
 Countrywide Alternative Loan Trust
  3.56%; 05/25/34 /2/ /3/                                       100,000                 100,000
  3.94%; 07/20/35 /2/ /3/                                       124,646                 125,775
 CS First Boston Mortgage Securities
  0.08%; 11/15/37 /2/ /4/                                     1,361,507                  29,617
  0.75%; 05/15/36 /2/ /4/                                       781,098                  15,277
  0.87%; 07/15/36 /2/ /4/                                       901,828                  25,468
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 CS First Boston Mortgage Securities (continued)
  1.63%; 03/15/36 /2/ /4/                                    $  608,584            $     26,984
  7.93%; 09/15/41 /2/                                            30,000                  33,815
 DLJ Mortgage Acceptance
  6.99%; 10/15/30 /4/                                           125,000                 129,934
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                                45,000                  51,884
 GE Capital Commercial Mortgage
  4.98%; 05/10/43 /2/                                           220,000                 226,651
 Greenwich Capital Commercial Funding
  0.56%; 06/10/36 /2/ /4/                                     5,792,000                  91,450
 IMPAC Commercial Mortgage Trust
  3.62%; 04/25/35 /2/                                            93,338                  93,304
 JP Morgan Chase Commercial
  Mortgage Securities
  0.05%; 01/15/42 /2/ /4/                                     1,417,605                  26,065
  1.33%; 01/12/39 /2/ /4/                                       711,980                  33,613
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/35                                             1,000,000               1,058,390
 LB-UBS Commercial Mortgage Trust
  0.20%; 03/15/36 /2/ /4/                                       534,006                  15,943
  0.86%; 03/15/34 /2/ /4/                                       784,243                  14,786
  0.93%; 08/15/36 /2/ /4/                                       690,953                  20,540
  1.37%; 03/15/36 /2/ /4/                                       491,682                  22,453
  4.31%; 02/15/30                                               195,000                 194,899
  5.97%; 03/15/26                                               375,000                 389,334
 Merrill Lynch Mortgage Investors
  3.87%; 01/25/35 /2/                                           115,000                 115,647
 Merrill Lynch Mortgage Trust
  0.73%; 02/12/42 /2/                                         2,148,899                  45,438
 Morgan Stanley Capital I
  1.30%; 01/13/41 /2/ /4/                                       500,000                  22,853
 NationsLink Funding
  7.03%; 06/20/31                                               122,414                 126,954
 Wachovia Bank Commercial Mortgage Trust
  0.47%; 03/15/42 /2/ /4/                                     4,200,000                  66,704
  0.64%; 10/15/41 /2/ /4/                                     2,845,941                  64,512
  4.93%; 04/15/42 /2/                                           210,000                 215,356
 Washington Mutual
  3.54%; 07/25/44 /2/                                           110,149                 110,345
  3.66%; 01/25/45 /2/                                            99,976                  98,269
  3.81%; 06/25/34 /2/                                            85,000                  83,638
  3.97%; 03/25/33                                                95,307                  94,384
  4.69%; 05/25/35 /2/ /3/                                        40,000                  39,968
                                                                                      4,408,236
MULTI-LINE INSURANCE (0.30%)
 CNA Financial
  5.85%; 12/15/14                                                70,000                  71,876
 Metropolitan Life Global Funding I
  3.57%; 03/17/09 /2/ /4/                                       160,000                 159,913
 XL Capital
  5.25%; 09/15/14                                               125,000                 126,791
                                                                                        358,580
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (0.27%)
 AOL Time Warner
                                                             $                     $
  6.15%; 05/01/07                                                85,000                  87,951
  7.63%; 04/15/31                                                20,000                  24,978
 News America
  4.75%; 03/15/10                                                15,000                  15,067
  5.30%; 12/15/14                                                40,000                  41,040
  6.20%; 12/15/34                                                30,000                  31,485
  6.63%; 01/09/08                                                45,000                  47,485
 Time Warner Entertainment
  8.38%; 03/15/23                                                55,000                  70,322
                                                                                        318,328
MUTUAL INSURANCE (0.10%)
 Liberty Mutual Group
  5.75%; 03/15/14 /4/                                            25,000                  25,167
  6.50%; 03/15/35 /4/                                            60,000                  59,448
  7.00%; 03/15/34 /4/                                            30,000                  31,572
                                                                                        116,187
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste North America
  5.75%; 02/15/11                                                25,000                  23,375
 Waste Management
  5.00%; 03/15/14                                                25,000                  25,086
                                                                                         48,461
OIL & GAS DRILLING (0.07%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                30,000                  30,432
 Precision Drilling
  5.63%; 06/01/14                                                50,000                  51,698
                                                                                         82,130
OIL COMPANY-EXPLORATION & PRODUCTION (0.32%)
 Devon Financing
  7.88%; 09/30/31                                                50,000                  65,035
 Husky Energy
  6.15%; 06/15/19                                                45,000                  48,532
 Nexen
  5.05%; 11/20/13                                                50,000                  50,703
  7.88%; 03/15/32                                                30,000                  37,820
 Oryx Energy
  8.13%; 10/15/05                                                60,000                  60,552
 Pioneer Natural Resources
  5.88%; 07/15/16                                                80,000                  80,677
 Talisman Energy
  5.13%; 05/15/15                                                40,000                  40,839
                                                                                        384,158
OIL COMPANY-INTEGRATED (0.21%)
 Amerada Hess
  7.30%; 08/15/31                                                55,000                  66,361
 Occidental Petroleum
  4.00%; 11/30/07                                                35,000                  34,883
 PanCanadian Energy
  7.20%; 11/01/31                                                40,000                  50,254
 Petro-Canada
  5.95%; 05/15/35                                                30,000                  31,382
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Petrobras International Finance
                                                             $                     $
  8.38%; 12/10/18                                                40,000                  42,500
 Petronas Capital
  7.88%; 05/22/22 /4/                                            20,000                  25,542
                                                                                        250,922
OIL FIELD MACHINERY & EQUIPMENT (0.05%)
 Cooper Cameron
  2.65%; 04/15/07                                                60,000                  58,211
OIL REFINING & MARKETING (0.25%)
 Enterprise Products Operating
  4.00%; 10/15/07                                                60,000                  59,401
  5.75%; 03/01/35 /4/                                            35,000                  34,170
 Enterprise Products Partners
  6.38%; 02/01/13                                                20,000                  21,671
 Tesoro
  8.00%; 04/15/08                                                45,000                  47,475
  9.63%; 11/01/08                                                50,000                  53,125
 Valero Energy
  6.88%; 04/15/12                                                70,000                  78,134
                                                                                        293,976
PAPER & RELATED PRODUCTS (0.04%)
 Smurfit Capital Funding
  6.75%; 11/20/05                                                45,000                  45,000
PHARMACY SERVICES (0.06%)
 Medco Health Solutions
  7.25%; 08/15/13                                                60,000                  67,542
PIPELINES (0.20%)
 Buckeye Partners
  4.63%; 07/15/13                                                45,000                  44,012
 Enbridge Energy Partners
  4.00%; 01/15/09                                                20,000                  19,631
 National Fuel Gas
  5.25%; 03/01/13                                                30,000                  30,834
 TEPPCO Partners
  6.13%; 02/01/13                                                55,000                  58,349
 Texas Eastern Transmission
  5.25%; 07/15/07                                                60,000                  60,943
 TGT Pipeline
  5.50%; 02/01/17 /4/                                            25,000                  25,976
                                                                                        239,745
PROPERTY & CASUALTY INSURANCE (0.47%)
 ACE
  6.00%; 04/01/07                                                85,000                  87,350
 Arch Capital Group
  7.35%; 05/01/34                                                90,000                 101,575
 Infinity Property & Casualty
  5.50%; 02/18/14                                                35,000                  35,117
 Markel
  6.80%; 02/15/13                                                95,000                 104,482
 St. Paul
  5.75%; 03/15/07                                               100,000                 102,192
 W.R. Berkley
  5.13%; 09/30/10                                               105,000                 106,420
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 W.R. Berkley (continued)
                                                             $                     $
  5.88%; 02/15/13                                                20,000                  20,972
                                                                                        558,108
RECREATIONAL CENTERS (0.05%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                               55,000                  55,550
REGIONAL BANKS (0.29%)
 PNC Funding
  5.75%; 08/01/06                                               125,000                 126,873
 Wachovia
  5.25%; 08/01/14                                                50,000                  52,194
  5.63%; 12/15/08                                               115,000                 120,892
  6.38%; 02/01/09                                                10,000                  10,715
 Wells Fargo
  3.12%; 08/15/08                                                35,000                  34,090
                                                                                        344,764
REINSURANCE (0.10%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                                65,000                  65,049
  4.75%; 05/15/12 /4/                                            35,000                  35,319
 Endurance Specialty Holdings
  7.00%; 07/15/34                                                15,000                  16,781
                                                                                        117,149
RENTAL-AUTO & EQUIPMENT (0.02%)
 United Rentals
  6.50%; 02/15/12                                                25,000                  24,594
RETAIL-ARTS & CRAFTS (0.04%)
 Michaels Stores
  9.25%; 07/01/09                                                50,000                  52,313
RETAIL-AUTO PARTS (0.02%)
 PEP Boys-Manny, Moe & Jack
  7.50%; 12/15/14                                                30,000                  26,850
RETAIL-DRUG STORE (0.05%)
 Rite Aid
  12.50%; 09/15/06                                               60,000                  64,800
RETAIL-MAJOR DEPARTMENT STORE (0.14%)
 J.C. Penney
  8.13%; 04/01/27                                                55,000                  58,025
 May Department Stores
  5.75%; 07/15/14                                               100,000                 105,470
                                                                                        163,495
RETAIL-RESTAURANTS (0.07%)
 Yum! Brands
  7.70%; 07/01/12                                                75,000                  88,069
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.05%)
 General Nutrition Centers
  8.63%; 01/15/11 /4/                                            60,000                  55,500
SAVINGS & LOANS-THRIFTS (0.10%)
 Washington Mutual
  5.50%; 01/15/13                                                20,000                  20,944
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
 Washington Mutual (continued)
                                                             $                     $
  3.44%; 01/15/10 /2/                                           100,000                 100,152
                                                                                        121,096
SOVEREIGN (0.30%)
 Mexico Government
  3.84%; 01/13/09 /2/                                            60,000                  60,840
  8.30%; 08/15/31                                                40,000                  49,800
  8.38%; 01/14/11                                               175,000                 203,700
 South Africa Government
  6.50%; 06/02/14                                                45,000                  50,231
                                                                                        364,571
SPECIAL PURPOSE ENTITY (0.26%)
 Borden US Finance/Nova Scotia Finance
  9.00%; 07/15/14 /4/                                            45,000                  45,787
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /4/                                           270,000                 267,605
                                                                                        313,392
STEEL PRODUCERS (0.08%)
 International Steel Group
  6.50%; 04/15/14                                                95,000                  91,200
SUPRANATIONAL BANK (0.05%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                                55,000                  61,581
TELECOMMUNICATION SERVICES (0.05%)
 Qwest
  7.88%; 09/01/11 /4/                                            60,000                  62,550
TELEPHONE-INTEGRATED (1.03%)
 BellSouth
  4.75%; 11/15/12                                                55,000                  55,289
  6.88%; 10/15/31                                                25,000                  29,592
 British Telecommunications
  7.88%; 12/15/05 /2/                                           275,000                 279,798
  8.38%; 12/15/10                                                85,000                 100,639
 France Telecom
  8.00%; 03/01/11 /2/                                            75,000                  87,035
 MCI
  6.91%; 05/01/07 /2/                                            75,000                  76,031
 Sprint Capital
  6.88%; 11/15/28                                                95,000                 109,049
  6.90%; 05/01/19                                                40,000                  45,812
 Telecom Italia Capital
  4.00%; 01/15/10 /4/                                           260,000                 252,635
  5.25%; 11/15/13                                                10,000                  10,152
 Telefonos de Mexico
  4.50%; 11/19/08                                                10,000                   9,925
  8.25%; 01/26/06                                               120,000                 122,909
 Verizon Virginia
  4.63%; 03/15/13                                                60,000                  59,047
                                                                                      1,237,913
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                                40,000                  41,434
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
THEATERS (0.03%)
 Cinemark
                                                             $                     $
  0.00%; 03/15/14 /1/ /2/                                        60,000                  39,900
TRANSPORT-RAIL (0.02%)
 Union Pacific
  4.70%; 01/02/24                                                20,000                  19,913
TRANSPORT-SERVICES (0.02%)
 FedEx
  3.50%; 04/01/09                                                25,000                  24,366
VITAMINS & NUTRITION PRODUCTS (0.04%)
 NBTY
  8.63%; 09/15/07                                                40,000                  39,800
 WH Holdings/WH Capital
  9.50%; 04/01/11                                                 9,000                   9,630
                                                                                         49,430
WIRE & CABLE PRODUCTS (0.04%)
 Superior Essex Communications
  9.00%; 04/15/12                                                50,000                  49,500
                                                           TOTAL BONDS               23,787,064

                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (2.78%)
5.00%; 12/01/17                                                 108,148                 109,484
5.00%; 03/01/18                                                 111,749                 113,094
5.00%; 05/01/18                                                 741,631                 750,552
5.50%; 12/01/22                                                 231,278                 236,200
5.50%; 03/01/33                                                 208,895                 211,999
5.50%; 04/01/33                                                 178,853                 181,511
5.50%; 10/01/33                                                 367,909                 373,377
6.00%; 01/01/29                                                  99,388                 102,212
6.00%; 07/01/35 /5/                                             680,000                 697,212
6.50%; 07/01/16                                                 131,260                 136,592
6.50%; 05/01/31                                                  31,716                  32,902
6.50%; 06/01/31                                                  82,948                  86,049
6.50%; 11/01/31                                                  34,814                  36,116
7.00%; 12/01/27                                                  82,705                  87,238
7.00%; 01/01/31                                                  16,101                  16,954
7.50%; 08/01/30                                                   8,136                   8,712
7.50%; 01/01/31                                                  28,384                  30,393
8.00%; 12/01/30                                                 109,010                 117,390
                                              TOTAL FHLMC CERTIFICATES                3,327,987

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (6.20%)
4.26%; 06/01/34 /2/                                              62,932                  63,168
4.34%; 12/01/34 /2/                                              99,544                  99,915
4.39%; 07/01/34 /2/                                              38,088                  38,222
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                             $                     $
4.50%; 09/01/10                                                 157,376                 157,066
4.50%; 07/01/20 /5/                                           1,200,000               1,194,374
4.66%; 03/01/35 /2/                                              97,510                  98,102
5.00%; 07/01/20 /5/                                             450,000                 454,922
5.00%; 07/01/35 /5/                                           2,690,000               2,690,000
5.50%; 01/01/33                                                 473,484                 480,531
5.50%; 07/01/33                                                 692,786                 702,898
5.50%; 09/01/33                                                 333,945                 338,819
6.00%; 06/01/06                                                   6,161                   6,217
6.00%; 04/01/08                                                  61,158                  62,885
6.00%; 03/01/09                                                   1,294                   1,346
6.00%; 05/01/09                                                  55,048                  57,254
6.00%; 05/01/09                                                  30,479                  31,700
6.00%; 11/01/09                                                   2,033                   2,115
6.00%; 11/01/09                                                  40,187                  41,797
6.00%; 12/01/09                                                   7,141                   7,378
6.00%; 05/01/10                                                  20,073                  20,883
6.00%; 12/01/33                                                 210,963                 216,365
6.00%; 02/01/34                                                 126,489                 129,728
6.00%; 07/01/35 /5/                                             330,000                 338,250
6.50%; 05/01/06                                                  48,282                  48,794
6.50%; 03/01/08                                                  58,135                  60,070
6.50%; 02/01/32                                                  75,341                  78,150
7.00%; 08/01/29                                                   5,420                   5,721
                                               TOTAL FNMA CERTIFICATES                7,426,670

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.42%)
5.50%; 09/15/33                                               1,516,644               1,550,550
5.50%; 12/20/33                                                 388,079                 395,905
6.00%; 09/20/26                                                 118,058                 121,820
6.00%; 01/15/29                                                 369,417                 381,780
6.00%; 06/15/32                                                  21,180                  21,871
6.00%; 12/15/33                                                 124,342                 128,354
6.50%; 10/20/31                                                 163,625                 170,371
7.00%; 05/15/31                                                  44,622                  47,268
7.00%; 02/20/32                                                  71,320                  75,183
                                               TOTAL GNMA CERTIFICATES                2,893,102

                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
TREASURY BONDS (5.09%)
 U.S. Treasury
  3.63%; 07/15/09                                               450,000                 448,506
  4.00%; 02/15/14                                               225,000                 226,353
  4.25%; 08/15/13                                               425,000                 435,625
  4.25%; 11/15/14                                               400,000                 409,391
  4.75%; 05/15/14                                               200,000                 212,219
  4.88%; 02/15/12                                               575,000                 610,668
  5.00%; 02/15/11                                               275,000                 292,177
  5.38%; 02/15/31                                               165,000                 194,700
  6.00%; 02/15/26                                               125,000                 154,014
                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury (continued)
                                                             $                     $
  6.25%; 05/15/30                                               285,000                 371,224
  7.13%; 02/15/23                                               355,000                 479,749
  7.25%; 05/15/16                                               335,000                 428,970
  8.00%; 11/15/21                                               400,000                 576,359
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                               236,966                 244,084
  3.63%; 01/15/08                                               132,499                 140,206
  3.88%; 01/15/09                                               533,966                 581,000
  4.25%; 01/15/10                                               260,246                 292,858
                                                  TOTAL TREASURY BONDS                6,098,103

                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.02%)
FINANCE-INVESTMENT BANKER & BROKER (2.02%)
 Investment in Joint Trading Account; Citigroup
  Funding
  3.40%; 07/01/05                                             2,418,793               2,418,793
                                                TOTAL COMMERCIAL PAPER                2,418,793
                                                                                   ------------

                                 TOTAL PORTFOLIO INVESTMENTS (104.09%)              124,667,833
LIABILITIES, NET OF CASH AND RECEIVABLES (-4.09%)                                    (4,900,108)
                                            TOTAL NET ASSETS (100.00%)             $119,767,725
                                                                                   ---------------

                                       82

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Variable rate.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $390,743 or 0.33% of net assets.
/4 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $2,694,432 or 2.25% of net assets.
/5 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 11,695,303
Unrealized Depreciation                        (3,072,692)
                                             ------------
Net Unrealized Appreciation (Depreciation)      8,622,611
Cost for federal income tax purposes         $116,045,222


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                            Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Financial                            23,838,259                 19.12%
 Mortgage Securities                  17,977,663                 14.42
 Consumer, Non-cyclical               17,075,713                 13.70
 Communications                       10,598,163                  8.50
 Consumer, Cyclical                    9,898,690                  7.94
 Energy                                9,313,309                  7.47
 Government                            8,363,734                  6.71
 Technology                            8,341,920                  6.69
 Industrial                            8,254,851                  6.62
 Utilities                             4,291,107                  3.44
 Basic Materials                       2,980,205                  2.39
 Asset Backed Securities               2,740,071                  2.20
 Funds                                   746,320                  0.60
 Diversified                             247,828                  0.20
                    TOTAL           $124,667,833                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (62.92%)
ADVERTISING AGENCIES (0.05%)
 Interpublic Group
                                                         $                      $
  6.25%; 11/15/14                                            175,000                  163,418
ADVERTISING SERVICES (0.07%)
 Advanstar Communications
  10.75%; 08/15/10                                           200,000                  218,500
AEROSPACE & DEFENSE (0.14%)
 Northrop Grumman
  7.00%; 03/01/06                                            425,000                  432,688
AGRICULTURAL OPERATIONS (0.24%)
 Bunge Limited Finance
  4.38%; 12/15/08                                            550,000                  550,078
  5.88%; 05/15/13                                            180,000                  192,973
                                                                                      743,051
AIRLINES (0.05%)
 Southwest Airlines
  5.10%; 05/01/06                                            143,244                  143,927
APPAREL MANUFACTURERS (0.04%)
 Phillips-Van Heusen
  7.75%; 11/15/23                                            125,000                  130,625
ASSET BACKED SECURITIES (2.89%)
 Bear Stearns Asset Backed Securities
  3.55%; 02/25/35 /1/                                        850,000                  850,616
  3.91%; 03/25/34 /1/                                        635,000                  634,986
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.60%; 09/25/33 /1/                                        331,891                  332,469
  3.81%; 09/25/33 /1/                                        490,000                  489,990
 Countrywide Asset Backed Certificates
  3.59%; 09/25/33 /1/                                        700,000                  701,559
  3.61%; 04/25/30                                            419,490                  417,823
  3.63%; 08/25/32 /1/                                        250,000                  250,393
  3.90%; 06/25/35 /1/ /2/                                    720,000                  720,000
 Financial Asset Securities Corp.
  AAA Trust
  3.58%; 02/27/35 /1/ /3/                                    425,000                  425,485
 Morgan Stanley ABS Capital I
  3.53%; 12/25/34 /1/                                        700,000                  700,943
 MSDWCC Heloc Trust
  3.50%; 07/25/17 /1/                                        626,661                  626,697
 Nomura Asset Acceptance
  3.56%; 06/25/35 /1/ /2/                                    700,000                  700,000
  3.66%; 02/25/35 /1/                                      1,039,874                1,043,316
 Structured Asset Securities
  3.53%; 03/25/35 /1/                                      1,000,000                1,000,510
                                                                                    8,894,787
AUTO-CARS & LIGHT TRUCKS (0.86%)
 DaimlerChrysler Holding
  3.61%; 03/07/07 /1/                                        700,000                  697,774
  4.23%; 08/08/06 /1/                                        775,000                  780,274
  4.75%; 01/15/08                                            110,000                  110,425
  4.88%; 06/15/10                                            455,000                  452,908
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (CONTINUED)
 DaimlerChrysler Holding (continued)
                                                         $                      $
  7.25%; 01/18/06                                            265,000                  269,130
 Nissan Motor Acceptance
  4.63%; 03/08/10 /3/                                        330,000                  330,324
                                                                                    2,640,835
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.22%)
 Navistar International
  6.25%; 03/01/12 /3/                                        175,000                  168,875
  9.38%; 06/01/06                                            500,000                  517,500
                                                                                      686,375
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.22%)
 ArvinMeritor
  6.80%; 02/15/09                                            100,000                   99,000
 Delphi Automotive Systems
  6.55%; 06/15/06                                            200,000                  194,500
 Polypore International
  0.00%; 10/01/12 /1/ /3/ /4/                                125,000                   68,125
 Stanadyne
  10.00%; 08/15/14                                           200,000                  189,000
 Tenneco Automotive
  8.63%; 11/15/14                                            125,000                  125,625
                                                                                      676,250
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.07%)
 Commercial Vehicle Group
  8.00%; 07/01/13 /3/                                        200,000                  204,250
AUTOMOBILE SEQUENTIAL (0.52%)
 Capital Auto Receivables Asset Trust
  3.79%; 06/15/10 /1/                                        275,000                  276,652
  3.92%; 11/16/09                                            600,000                  594,428
 Ford Credit Auto Owner Trust
  3.88%; 01/15/10                                            600,000                  593,048
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                            140,689                  140,536
                                                                                    1,604,664
BEVERAGES-NON-ALCOHOLIC (0.08%)
 PepsiAmericas
  5.00%; 05/15/17                                            250,000                  255,489
BREWERY (0.49%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                           300,000                  370,500
 Coors Brewing
  6.38%; 05/15/12                                            280,000                  303,727
 FBG Finance
  5.13%; 06/15/15 /3/                                        475,000                  476,857
 Miller Brewing
  5.50%; 08/15/13 /3/                                        350,000                  362,709
                                                                                    1,513,793
BROADCASTING SERVICES & PROGRAMMING (0.04%)
 Grupo Televisa
  8.50%; 03/11/32                                             90,000                  107,100
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.46%)
 Asia Aluminum Holdings
  8.00%; 12/23/11 /3/                                        100,000                   98,250
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
 CRH America
                                                         $                      $
  6.40%; 10/15/33                                            180,000                  205,353
 Masco
  3.62%; 03/09/07 /1/ /3/                                    800,000                  801,758
  4.80%; 06/15/15                                            300,000                  298,114
                                                                                    1,403,475
BUILDING PRODUCTS-AIR & HEATING (0.05%)
 York International
  6.63%; 08/15/06                                            150,000                  153,612
BUILDING PRODUCTS-WOOD (0.03%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                            105,000                  103,988
BUILDING-RESIDENTIAL & COMMERCIAL (0.17%)
 KB Home
  7.75%; 02/01/10                                            210,000                  220,743
 Ryland Group
  9.75%; 09/01/10                                            275,000                  295,435
                                                                                      516,178
CABLE TV (1.08%)
 Charter Communications
  8.38%; 04/30/14 /3/                                        150,000                  149,250
 Charter Communications Holdings II
  10.25%; 09/15/10                                            50,000                   50,563
 Comcast
  5.50%; 03/15/11                                            390,000                  406,897
  7.05%; 03/15/33                                            150,000                  177,097
 Cox Communications
  3.95%; 12/14/07 /1/                                        475,000                  477,505
  4.63%; 01/15/10                                            650,000                  648,284
  6.75%; 03/15/11                                            395,000                  430,096
  7.13%; 10/01/12                                            300,000                  336,427
 DIRECTV Holdings/Finance
  6.38%; 06/15/15                                            150,000                  149,250
 EchoStar DBS
  6.63%; 10/01/14                                            325,000                  320,937
 Kabel Deutschland
  10.63%; 07/01/14 /3/                                       150,000                  162,750
                                                                                    3,309,056
CASINO HOTELS (0.36%)
 Aztar
  9.00%; 08/15/11                                            150,000                  162,938
 Boyd Gaming
  9.25%; 08/01/09                                            350,000                  367,500
 Harrah's Operating
  5.50%; 07/01/10                                            375,000                  387,016
  5.63%; 06/01/15 /3/                                        195,000                  198,617
                                                                                    1,116,071
CELLULAR TELECOMMUNICATIONS (0.82%)
 America Movil
  5.50%; 03/01/14                                            520,000                  519,959
  5.75%; 01/15/15                                             70,000                   71,076
  6.38%; 03/01/35                                            100,000                   97,585
 AT&T Wireless Services
  8.13%; 05/01/12                                            625,000                  748,842
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
 Rural Cellular
                                                         $                      $
  8.25%; 03/15/12                                            145,000                  151,525
 Telus
  7.50%; 06/01/07                                            290,000                  306,791
  8.00%; 06/01/11                                             50,000                   58,475
 Verizon Wireless Capital
  5.38%; 12/15/06                                            560,000                  570,707
                                                                                    2,524,960
CHEMICALS-DIVERSIFIED (0.37%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                            240,000                  244,631
  7.00%; 03/15/11                                            315,000                  352,481
 ICI Wilmington I
  5.63%; 12/01/13                                            295,000                  306,074
 Lyondell Chemical
  9.50%; 12/15/08                                            225,000                  239,344
                                                                                    1,142,530
CHEMICALS-SPECIALTY (0.13%)
 Hercules
  6.75%; 10/15/29                                            100,000                   97,000
 Nalco
  8.88%; 11/15/13                                            175,000                  187,687
 Westlake Chemical
  8.75%; 07/15/11                                             99,000                  107,663
                                                                                      392,350
COAL (0.08%)
 Alpha Natural Resources
  10.00%; 06/01/12 /3/                                       100,000                  110,500
 Massey Energy
  6.63%; 11/15/10                                            140,000                  144,200
                                                                                      254,700
COATINGS & PAINT (0.05%)
 Valspar
  6.00%; 05/01/07                                            155,000                  159,370
COMMERCIAL BANKS (0.72%)
 Key Bank National Association
  3.36%; 11/03/09 /1/                                      1,000,000                  999,751
 Synovus Financial
  5.13%; 06/15/17 /3/                                        270,000                  274,706
 Union Planters Bank
  5.13%; 06/15/07                                            335,000                  341,252
 United Overseas Bank
  4.50%; 07/02/13 /3/                                        170,000                  166,273
 Wachovia Bank
  4.88%; 02/01/15                                            430,000                  437,526
                                                                                    2,219,508
COMMERCIAL MORTGAGE BACKED SECURITY (0.23%)
 Structured Adjustable Rate Mortgage Loan Trust
  3.56%; 03/25/35 /1/                                        700,000                  699,526
COMMERCIAL SERVICES (0.24%)
 Iron Mountain
  6.63%; 01/01/16                                            150,000                  138,750
  8.25%; 07/01/11                                            415,000                  421,225
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
 Quintiles Transnational
                                                         $                      $
  10.00%; 10/01/13                                           175,000                  191,625
                                                                                      751,600
COMPUTER SERVICES (0.18%)
 Affiliated Computer Services
  5.20%; 06/01/15                                            300,000                  299,071
 Unisys
  7.88%; 04/01/08                                            265,000                  267,650
                                                                                      566,721
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR
  7.13%; 06/15/09                                             75,000                   81,140
CONTAINERS-METAL & GLASS (0.13%)
 Crown European Holdings
  10.88%; 03/01/13                                           150,000                  176,250
 Owens-Brockway
  8.75%; 11/15/12                                            200,000                  220,500
                                                                                      396,750
CONTAINERS-PAPER & PLASTIC (0.06%)
 Intertape Polymer Group
  8.50%; 08/01/14                                            175,000                  173,419
CREDIT CARD ASSET BACKED SECURITIES (2.77%)
 American Express Credit Account Master Trust
  3.47%; 09/15/11 /1/                                        240,000                  241,041
 Bank One Issuance Trust
  3.54%; 03/15/12 /1/                                      1,000,000                1,005,666
 Capital One Multi-Asset Execution Trust
  3.44%; 12/15/09 /1/                                        675,000                  676,048
 Chase Credit Card Master Trust
  3.42%; 05/15/09 /1/                                        900,000                  899,952
  3.55%; 01/17/11 /1/                                      1,125,000                1,131,318
  3.57%; 02/15/11 /1/                                      1,000,000                1,007,706
 Citibank Credit Card Issuance Trust
  3.80%; 06/25/09 /1/                                      1,000,000                1,003,861
 Citibank Credit Card Master Trust I
  3.67%; 03/10/11 /1/                                        575,000                  577,596
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                            725,000                  729,862
 First USA Credit Card Master Trust
  3.62%; 04/18/11 /1/                                      1,250,000                1,259,345
                                                                                    8,532,395
DATA PROCESSING & MANAGEMENT (0.05%)
 Certegy
  4.75%; 09/15/08                                            155,000                  157,554
DENTAL SUPPLIES & EQUIPMENT (0.04%)
 Sybron Dental Specialties
  8.13%; 06/15/12                                            125,000                  133,750
DIALYSIS CENTERS (0.04%)
 DaVita
  7.25%; 03/15/15 /3/                                        125,000                  128,438
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.15%)
 Ingram Micro
                                                         $                      $
  9.88%; 08/15/08                                            425,000                  447,312
DIVERSIFIED FINANCIAL SERVICES (0.19%)
 General Electric Capital
  6.75%; 03/15/32                                            325,000                  401,046
 NiSource Finance
  3.20%; 11/01/06                                            185,000                  182,976
                                                                                      584,022
DIVERSIFIED MANUFACTURING OPERATIONS (0.21%)
 Invensys
  9.88%; 03/15/11 /3/                                        125,000                  119,375
 J.B. Poindexter
  8.75%; 03/15/14                                            200,000                  182,000
 Tyco International Group
  6.38%; 02/15/06                                            335,000                  339,481
                                                                                      640,856
DIVERSIFIED MINERALS (0.08%)
 Vale Overseas
  9.00%; 08/15/13                                            210,000                  244,125
DIVERSIFIED OPERATIONS (0.12%)
 Noble Group
  6.63%; 03/17/15 /3/                                        385,000                  355,445
ELECTRIC-GENERATION (0.12%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                            50,611                   51,118
 Korea East-West Power
  4.88%; 04/21/11 /3/                                        105,000                  106,042
 Tenaska Virginia Partners
  6.12%; 03/30/24 /3/                                        186,805                  199,388
                                                                                      356,548
ELECTRIC-INTEGRATED (2.96%)
 Appalachian Power
  3.81%; 06/29/07 /1/                                        550,000                  551,454
 Arizona Public Service
  5.80%; 06/30/14                                            195,000                  209,476
  6.50%; 03/01/12                                            215,000                  238,896
 Centerpoint Energy
  5.88%; 06/01/08                                            200,000                  207,021
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                            125,000                  125,553
 Consumers Energy
  4.25%; 04/15/08                                             80,000                   79,896
 Dayton Power & Light
  5.63%; 10/01/13                                            250,000                  259,000
 Dominion Resources
  3.57%; 05/15/06 /1/                                        650,000                  651,418
 Entergy Gulf States
  3.60%; 06/01/08                                            200,000                  195,788
 Exelon
  4.45%; 06/15/10                                            150,000                  150,049
  6.75%; 05/01/11                                            200,000                  222,107
 FirstEnergy
  6.45%; 11/15/11                                            375,000                  409,735
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Florida Power
                                                         $                      $
  4.80%; 03/01/13                                             75,000                   76,080
 FPL Group Capital
  3.25%; 04/11/06                                            190,000                  189,051
 Georgia Power
  3.45%; 02/17/09 /1/                                      1,050,000                1,051,994
 Indianapolis Power & Light
  7.38%; 08/01/07                                            245,000                  257,478
 Inergy
  6.88%; 12/15/14 /3/                                        150,000                  145,875
 Jersey Central Power & Light
  5.63%; 05/01/16                                            100,000                  106,336
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                            150,000                  146,177
  4.63%; 10/01/07                                            225,000                  225,981
 Northeast Utilities
  3.30%; 06/01/08                                            160,000                  154,876
 Ohio Power
  4.85%; 01/15/14                                            210,000                  211,690
 Oncor Electric Delivery
  6.38%; 05/01/12                                            250,000                  273,957
 Pepco Holdings
  3.75%; 02/15/06                                            625,000                  623,994
 Pinnacle West Energy
  3.63%; 04/01/07 /1/ /3/                                    285,000                  285,045
 Power Contract Financing
  5.20%; 02/01/06 /3/                                         87,164                   87,751
 PPL Energy Supply
  5.40%; 08/15/14                                            255,000                  264,378
 PSEG Power
  6.95%; 06/01/12                                            425,000                  477,754
 Puget Energy
  3.36%; 06/01/08                                            200,000                  194,637
 Southern California Edison
  5.00%; 01/15/14                                            100,000                  102,765
  5.00%; 01/15/16                                            305,000                  312,168
  5.35%; 07/15/35                                            210,000                  214,790
 Southwestern Electric Power
  4.50%; 07/01/05                                            240,000                  240,000
 TXU Energy
  6.13%; 03/15/08                                            150,000                  155,840
                                                                                    9,099,010
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.10%)
 Celestica
  7.88%; 07/01/11                                            150,000                  153,750
 Flextronics International
  6.50%; 05/15/13                                            150,000                  155,250
                                                                                      309,000
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.08%)
 Amkor Technology
  9.25%; 02/15/08                                            125,000                  120,000
 Freescale Semiconductor
  6.88%; 07/15/11                                            125,000                  132,500
                                                                                      252,500
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
EXPORT/IMPORT BANK (0.06%)
 Export-Import Bank of Korea
                                                         $                      $
  4.50%; 08/12/09                                            180,000                  180,648
FEDERAL & FEDERALLY SPONSORED CREDIT (0.11%)
 Housing Urban Development
  2.99%; 08/01/05                                            325,000                  324,859
FIDUCIARY BANKS (0.27%)
 State Street Capital Trust II
  3.77%; 02/15/08 /1/                                        825,000                  826,462
FINANCE-AUTO LOANS (0.62%)
 Ford Motor Credit
  6.13%; 01/09/06                                            265,000                  265,970
  6.50%; 01/25/07                                            395,000                  397,835
  6.88%; 02/01/06                                            450,000                  454,498
 General Motors Acceptance
  4.39%; 10/20/05 /1/                                        650,000                  650,554
  6.15%; 04/05/07                                            125,000                  124,350
                                                                                    1,893,207
FINANCE-COMMERCIAL (0.17%)
 CIT Group
  3.47%; 02/15/07 /1/                                        525,000                  525,990
FINANCE-CONSUMER LOANS (0.87%)
 American General Finance
  4.88%; 05/15/10                                            425,000                  429,120
 Household Finance
  3.38%; 02/21/06                                            150,000                  149,550
  3.55%; 11/16/09 /1/                                        925,000                  927,294
  4.13%; 12/15/08                                            300,000                  298,074
  4.13%; 11/16/09                                            475,000                  469,866
  4.75%; 07/15/13                                            230,000                  230,347
  7.00%; 05/15/12                                            150,000                  170,157
                                                                                    2,674,408
FINANCE-CREDIT CARD (0.66%)
 Capital One Bank
  5.00%; 06/15/09                                            555,000                  567,081
  6.88%; 02/01/06                                            835,000                  848,199
 Capital One Financial
  4.80%; 02/21/12                                            100,000                   99,489
 MBNA
  3.64%; 05/05/08 /1/                                        500,000                  502,938
                                                                                    2,017,707
FINANCE-INVESTMENT BANKER & BROKER (3.90%)
 BCP Crystal U.S. Holdings
  9.63%; 06/15/14                                            140,000                  156,800
 Bear Stearns
  3.00%; 03/30/06                                            375,000                  372,599
  3.49%; 01/30/09 /1/                                        675,000                  677,928
 Citigroup
  3.42%; 05/18/10 /1/                                        850,000                  850,223
  6.63%; 06/15/32                                            175,000                  208,908
 Credit Suisse First Boston
  3.38%; 01/15/10 /1/                                        550,000                  551,752
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group
                                                         $                      $
  3.49%; 07/23/09 /1/                                        500,000                  502,500
  3.54%; 03/02/10 /1/                                        500,000                  499,020
  3.88%; 01/15/09                                            340,000                  335,446
  5.13%; 01/15/15                                            640,000                  651,872
  5.15%; 01/15/14                                            175,000                  179,332
  6.60%; 01/15/12                                            620,000                  689,077
 Lazard Group
  7.13%; 05/15/15 /3/                                        300,000                  302,621
 Lehman Brothers Holdings
  3.48%; 11/10/09 /1/                                        550,000                  551,379
  4.80%; 03/13/14                                            245,000                  247,566
 JP Morgan Chase
  4.75%; 03/01/15                                            550,000                  550,527
  5.25%; 05/01/15                                            865,000                  893,877
 Merrill Lynch
  3.44%; 02/05/10 /1/                                        400,000                  400,271
  3.47%; 02/06/09 /1/                                        925,000                  926,808
  5.45%; 07/15/14                                            280,000                  295,711
 Morgan Stanley
  1.06%; 04/15/34 /1/ /3/                                  4,670,060                   80,474
  3.42%; 01/15/10 /1/                                      1,325,000                1,326,715
  4.75%; 04/01/14                                            275,000                  270,921
  5.30%; 03/01/13                                            190,000                  197,455
  6.75%; 04/15/11                                            240,000                  265,737
                                                                                   11,985,519
FINANCE-LEASING COMPANY (0.18%)
 International Lease Finance
  3.54%; 01/15/10 /1/                                        550,000                  548,892
FINANCE-MORTGAGE LOAN/BANKER (5.49%)
 Countrywide Home Loan
  3.82%; 06/02/06 /1/                                        925,000                  927,958
  4.25%; 12/19/07                                            120,000                  119,885
  4.60%; 12/19/33 /1/                                      1,100,000                1,082,194
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                          1,000,000                  965,899
  3.67%; 06/15/23 /1/                                        689,698                  694,252
  4.50%; 07/15/13                                          1,400,000                1,430,062
  4.63%; 05/28/13                                            325,000                  321,343
  4.75%; 10/11/12                                            550,000                  550,601
  4.75%; 05/06/13                                            625,000                  618,899
  5.13%; 11/07/13                                             55,000                   55,210
  6.75%; 03/15/31                                          1,786,000                2,364,550
 Federal National Mortgage Association
  2.30%; 03/28/06                                            200,000                  197,910
  2.88%; 05/19/08                                            425,000                  413,321
  3.51%; 01/25/23 /1/                                        818,991                  818,268
  3.56%; 11/25/22 /1/                                        557,934                  558,307
  3.56%; 03/25/35 /1/                                        688,485                  688,550
  3.61%; 02/25/18 /1/                                        652,048                  653,849
  3.70%; 11/01/07                                            920,000                  913,521
  4.32%; 07/26/07                                            485,000                  485,305
  4.75%; 02/21/13                                            650,000                  649,294
  6.25%; 05/15/29                                            550,000                  680,629
  7.25%; 05/15/30                                            160,000                  222,122
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association Whole Loan
  3.51%; 05/25/35 /1/                                    $   983,396            $     983,160
 Residential Capital
  4.84%; 06/29/07 /1/ /3/                                    500,000                  500,188
                                                                                   16,895,277
FINANCE-OTHER SERVICES (0.05%)
 Athena Neurosciences Finance
  7.25%; 02/21/08                                            150,000                  139,500
FOOD-FLOUR & GRAIN (0.05%)
 Burns Philp Capital Property
  9.50%; 11/15/10                                            150,000                  164,625
FOOD-MISCELLANEOUS/DIVERSIFIED (0.22%)
 Corn Products International
  8.45%; 08/15/09                                            290,000                  326,490
 Kraft Foods
  4.63%; 11/01/06                                            350,000                  352,285
                                                                                      678,775
FOOD-RETAIL (0.33%)
 Delhaize America
  7.38%; 04/15/06                                            425,000                  434,254
 Safeway
  2.50%; 11/01/05                                            250,000                  248,728
  6.50%; 03/01/11                                            320,000                  345,862
                                                                                    1,028,844
GAS-DISTRIBUTION (0.21%)
 Sempra Energy
  4.75%; 05/15/09                                            250,000                  252,248
  6.95%; 12/01/05                                            375,000                  379,512
                                                                                      631,760
HOME DECORATION PRODUCTS (0.07%)
 Newell Rubbermaid
  4.00%; 05/01/10                                            115,000                  111,462
  4.63%; 12/15/09                                             90,000                   90,194
                                                                                      201,656
HOME EQUITY-OTHER (2.47%)
 ACE Securities
  3.54%; 03/25/35 /1/                                        300,000                  300,374
 Asset Backed Funding Certificates
  3.57%; 02/25/35 /1/                                        769,517                  769,502
 First-Citizens Home Equity Loan
  3.43%; 09/15/22 /1/ /3/                                    695,334                  695,297
 Long Beach Mortgage Loan Trust
  3.84%; 06/25/34 /1/                                        170,000                  170,421
 Option One Mortgage Loan Trust
  3.55%; 02/25/35 /1/                                        800,000                  801,722
  3.61%; 11/25/34 /1/                                        200,000                  200,482
  3.84%; 05/25/34 /1/                                        485,000                  485,779
  4.36%; 05/25/34 /1/                                        485,000                  484,989
 Saxon Asset Securities Trust
  3.53%; 03/25/35 /1/                                        850,000                  850,895
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Saxon Asset Securities Trust
  4.44%; 03/25/35 /1/                                    $   810,000            $     817,301
 Specialty Underwriting & Residential Finance
  3.54%; 12/25/35 /1/                                        850,000                  850,198
  3.54%; 03/25/36 /1/                                        700,000                  699,985
  3.82%; 02/25/35 /1/                                        460,000                  460,445
                                                                                    7,587,390
HOME EQUITY-SEQUENTIAL (1.77%)
 Ameriquest Mortgage Securities
  3.53%; 06/30/35 /1/ /2/                                    475,000                  475,000
  3.61%; 03/25/35 /1/                                        632,941                  633,472
  3.63%; 10/25/34 /1/                                        675,000                  676,529
 New Century Home Equity Loan Trust
  3.57%; 07/25/35 /1/                                        360,000                  360,702
  3.60%; 03/25/35 /1/                                        936,770                  937,687
 Residential Asset Securities
  3.28%; 08/25/29                                            525,000                  520,872
  3.51%; 05/25/35 /1/                                        850,000                  849,983
  3.90%; 12/25/33 /1/                                        750,000                  752,695
  4.46%; 03/25/35 /1/                                        250,000                  249,903
                                                                                    5,456,843
HOTELS & MOTELS (0.05%)
 HMH Properties
  7.88%; 08/01/08                                            158,000                  160,370
INDEPENDENT POWER PRODUCER (0.05%)
 Reliant Energy
  6.75%; 12/15/14                                            150,000                  146,625
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 UNOVA
  7.00%; 03/15/08                                            150,000                  150,750
INSURANCE BROKERS (0.12%)
 Marsh & McLennan
  3.28%; 07/13/07 /1/                                        375,000                  372,411
INVESTMENT COMPANIES (0.20%)
 Canadian Oil Sands
  4.80%; 08/10/09 /3/                                        600,000                  604,363
LIFE & HEALTH INSURANCE (0.33%)
 Hartford Life Global Funding Trusts
  3.58%; 09/15/09 /1/                                        950,000                  949,595
 Nationwide Financial Services
  5.63%; 02/13/15                                             65,000                   68,134
                                                                                    1,017,729
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Kennametal
  7.20%; 06/15/12                                            425,000                  475,450
MACHINERY-CONSTRUCTION & MINING (0.07%)
 Terex
  9.25%; 07/15/11                                            200,000                  217,000
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MACHINERY-FARM (0.06%)
 Case New Holland
  6.00%; 06/01/09 /3/                                    $   200,000            $     192,000
MEDICAL INFORMATION SYSTEM (0.05%)
 NDCHealth
  10.50%; 12/01/12                                           150,000                  159,375
MEDICAL PRODUCTS (0.05%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                           150,000                  161,250
MEDICAL-DRUGS (0.12%)
 Biovail
  7.88%; 04/01/10                                            150,000                  153,375
 Schering-Plough
  5.55%; 12/01/13 /1/                                        215,000                  227,954
                                                                                      381,329
MEDICAL-GENERIC DRUGS (0.06%)
 Alpharma
  8.63%; 05/01/11 /3/                                        200,000                  195,500
MEDICAL-HMO (0.43%)
 Anthem
  4.88%; 08/01/05                                            500,000                  500,276
 Coventry Health Care
  5.88%; 01/15/12                                            605,000                  615,587
 Pacificare Health Systems
  10.75%; 06/01/09                                           175,000                  192,500
                                                                                    1,308,363
MEDICAL-HOSPITALS (0.36%)
 HCA
  5.25%; 11/06/08                                            245,000                  244,700
  6.95%; 05/01/12                                            300,000                  318,755
  7.13%; 06/01/06                                            250,000                  255,360
  7.88%; 02/01/11                                            150,000                  165,043
 United Surgical Partners International
  10.00%; 12/15/11                                           125,000                  137,500
                                                                                    1,121,358
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.05%)
 Select Medical
  7.63%; 02/01/15 /3/                                        170,000                  168,300
METAL PROCESSORS & FABRICATION (0.08%)
 Trimas
  9.88%; 06/15/12                                            125,000                  105,000
 Wolverine Tube
  7.38%; 08/01/08 /3/                                        175,000                  152,250
                                                                                      257,250
METAL-ALUMINUM (0.03%)
 Novelis
  7.25%; 02/15/15 /3/                                        100,000                  100,375
METAL-DIVERSIFIED (0.07%)
 Falconbridge
  5.38%; 06/01/15                                            135,000                  135,106
  7.35%; 06/05/12                                             65,000                   73,049
                                                                                      208,155
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (0.53%)
 iStar Financial
  3.74%; 03/03/08 /1/                                    $   425,000            $     420,309
  4.64%; 03/12/07 /1/                                        425,000                  430,144
  5.15%; 03/01/12                                            275,000                  271,794
 Simon Property Group
  4.60%; 06/15/10 /3/                                        115,000                  115,064
 Thornburg Mortgage
  8.00%; 05/15/13                                            125,000                  128,125
 United Dominion Realty Trust
  6.50%; 06/15/09                                            235,000                  251,956
                                                                                    1,617,392
MISCELLANEOUS MANUFACTURERS (0.08%)
 Propex Fabrics
  10.00%; 12/01/12                                           100,000                   95,000
 Samsonite
  8.88%; 06/01/11                                            150,000                  159,375
                                                                                      254,375
MORTGAGE BACKED SECURITIES (9.44%)
 1301 Avenue of the Americas Trust
  7.54%; 08/03/10 /1/ /3/                                    425,000                  426,346
 Banc of America Commercial Mortgage
  0.10%; 11/10/38 /1/ /3/                                  3,936,290                   76,061
 Bear Stearns Adjustable Rate Mortgage Trust
  3.52%; 06/25/34 /1/                                        295,000                  288,961
 Bear Stearns Commercial Mortgage Securities
  0.79%; 05/11/39 /1/ /3/                                  3,116,910                   74,853
  3.54%; 06/15/17 /1/ /3/                                  1,000,000                1,000,354
 Bella Vista Mortgage Trust
  3.51%; 05/20/45 /1/                                        842,766                  842,886
 Carrington Mortgage Loan Trust
  3.57%; 01/25/35 /1/                                        475,000                  475,578
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                            182,760                  190,607
  7.63%; 07/15/32                                            900,000                1,030,782
 Countrywide Alternative Loan Trust
  3.56%; 05/25/34 /1/ /2/                                    575,000                  575,000
  3.94%; 07/20/35 /1/ /2/                                    847,591                  855,273
 CS First Boston Mortgage Securities
  0.08%; 11/15/37 /1/ /3/                                  7,715,203                  167,829
  0.75%; 05/15/36 /1/ /3/                                  5,077,135                   99,304
  0.87%; 07/15/36 /1/ /3/                                  5,328,981                  150,490
  1.63%; 03/15/36 /1/ /3/                                  3,755,018                  166,494
  7.93%; 09/15/41 /1/                                        160,000                  180,347
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                            180,000                  200,800
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                            275,000                  317,071
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 GE Capital Commercial Mortgage
                                                         $                      $
  0.84%; 03/10/40 /1/ /3/                                  9,047,561                  241,579
  4.98%; 05/10/43 /1/                                      1,580,000                1,627,763
 GMAC Commercial Mortgage Securities
  1.10%; 03/10/38 /1/ /3/                                  4,492,814                  164,823
 GMAC Mortgage Corporation
  Loan Trust
  3.49%; 08/25/35 /1/                                      1,000,000                  997,775
 Greenpoint Mortgage Funding Trust
  3.58%; 06/25/45 /1/ /2/                                    850,000                  850,000
  3.61%; 06/25/45 /1/ /2/                                    942,600                  942,600
 Greenwich Capital Commercial Funding
  0.56%; 06/10/36 /1/ /3/                                 34,432,000                  543,647
 IMPAC Commercial Mortgage Trust
  3.61%; 08/25/35 /1/                                        826,511                  826,137
  3.62%; 04/25/35 /1/                                        606,696                  606,475
  3.69%; 01/25/35 /1/                                        860,109                  861,663
  3.74%; 04/25/35 /1/ /2/                                    527,806                  527,806
  3.78%; 10/25/33 /1/                                        664,418                  664,574
  4.31%; 10/25/33 /1/                                        683,698                  684,697
 Indymac Index Mortgage Loan Trust
  3.54%; 04/25/35 /1/                                        540,974                  541,337
  3.64%; 04/25/35 /1/                                        536,027                  534,366
 JP Morgan Chase Commercial Mortgage Securities
  0.05%; 01/15/42 /1/ /3/                                  7,938,588                  145,967
  1.33%; 01/12/39 /1/ /3/                                  4,271,879                  201,675
 LB-UBS Commercial Mortgage Trust
  0.20%; 03/15/36 /1/ /3/                                  2,848,031                   85,028
  0.86%; 03/15/34 /1/ /3/                                  2,875,555                   54,216
  0.93%; 08/15/36 /1/ /3/                                  4,082,903                  121,373
  1.37%; 03/15/36 /1/ /3/                                  2,622,308                  119,750
 Merrill Lynch Mortgage Investors
  3.51%; 02/25/36 /1/                                        700,000                  700,170
  3.87%; 01/25/35 /1/                                        370,000                  372,082
 Merrill Lynch Mortgage Trust
  0.73%; 02/12/42 /1/                                      8,953,745                  189,327
 Morgan Stanley Capital I
  1.30%; 01/13/41 /1/ /3/                                  2,950,000                  134,833
  4.57%; 12/18/32                                             78,057                   78,083
  5.33%; 12/18/32                                            550,000                  559,271
  7.11%; 04/15/33                                            110,000                  120,742
 Sequoia Mortgage Trust
  3.49%; 02/20/35 /1/                                        888,604                  888,195
 Wachovia Bank Commercial
  Mortgage Trust
  0.47%; 03/15/42 /1/ /3/                                 29,700,000                  471,695
  0.64%; 10/15/41 /1/ /3/                                 18,498,614                  419,327
  4.93%; 04/15/42 /1/                                      1,300,000                1,333,158
 Washington Mutual
  0.00%; 07/15/35 /1/ /2/ /4/ /5/                          1,000,000                1,000,000
  3.35%; 04/25/45 /1/ /2/                                    417,714                  417,714
  3.40%; 04/25/45 /1/ /2/                                    417,714                  417,714
  3.44%; 01/25/45 /1/                                        812,816                  812,927
  3.54%; 07/25/44 /1/                                        749,010                  750,343
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Washington Mutual (continued)
  3.66%; 01/25/45 /1/                                    $   649,842            $     638,750
  3.81%; 06/25/34 /1/                                        505,000                  496,909
  3.97%; 03/25/33                                            548,016                  542,705
  4.69%; 05/25/35 /1/ /2/                                    260,000                  259,793
                                                                                   29,066,025
MULTI-LINE INSURANCE (0.64%)
 CNA Financial
  5.85%; 12/15/14                                            425,000                  436,387
 MetLife
  5.25%; 12/01/06                                            700,000                  711,208
 XL Capital
  5.25%; 09/15/14                                            805,000                  816,536
                                                                                    1,964,131
MULTIMEDIA (0.61%)
 AOL Time Warner
  7.63%; 04/15/31                                            225,000                  281,000
 News America
  4.75%; 03/15/10                                             95,000                   95,421
  5.30%; 12/15/14                                            240,000                  246,243
  6.20%; 12/15/34                                            225,000                  236,136
  6.63%; 01/09/08                                            255,000                  269,083
 Time Warner Entertainment
  8.38%; 03/15/23                                            420,000                  537,007
 Walt Disney
  5.38%; 06/01/07                                            200,000                  204,514
                                                                                    1,869,404
MUSIC (0.02%)
 Warner Music Group
  7.38%; 04/15/14                                             75,000                   75,750
MUTUAL INSURANCE (0.36%)
 Liberty Mutual Group
  5.75%; 03/15/14 /3/                                        735,000                  739,924
  6.50%; 03/15/35 /3/                                        200,000                  198,160
  7.00%; 03/15/34 /3/                                        160,000                  168,384
                                                                                    1,106,468
NON-HAZARDOUS WASTE DISPOSAL (0.16%)
 Allied Waste
  8.50%; 12/01/08                                            200,000                  209,750
 Casella Waste Systems
  9.75%; 02/01/13                                            125,000                  135,000
 Waste Management
  5.00%; 03/15/14                                            150,000                  150,514
                                                                                      495,264
OFFICE AUTOMATION & EQUIPMENT (0.04%)
 Xerox
  7.63%; 06/15/13                                            125,000                  134,531
OIL & GAS DRILLING (0.10%)
 Precision Drilling
  5.63%; 06/01/14                                            300,000                  310,187
OIL COMPANY-EXPLORATION & PRODUCTION (1.05%)
 Callon Petroleum
  9.75%; 12/08/10                                            150,000                  155,625
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Devon Financing
  7.88%; 09/30/31                                        $   275,000            $     357,693
 Energy Partners
  8.75%; 08/01/10                                            200,000                  210,000
 Husky Energy
  6.15%; 06/15/19                                            255,000                  275,012
 Nexen
  5.05%; 11/20/13                                            525,000                  532,377
  7.88%; 03/15/32                                            125,000                  157,584
 Oryx Energy
  8.13%; 10/15/05                                            450,000                  454,145
 Pioneer Natural Resources
  5.88%; 07/15/16                                            525,000                  529,440
 Swift Energy
  9.38%; 05/01/12                                            175,000                  188,563
 Talisman Energy
  5.13%; 05/15/15                                            265,000                  270,558
 XTO Energy
  6.25%; 04/15/13                                             90,000                   97,401
                                                                                    3,228,398
OIL COMPANY-INTEGRATED (0.63%)
 Amerada Hess
  7.30%; 08/15/31                                            385,000                  464,529
 Conoco Funding
  7.25%; 10/15/31                                            350,000                  459,454
 Occidental Petroleum
  4.00%; 11/30/07                                            170,000                  169,430
 Petro-Canada
  5.95%; 05/15/35                                            190,000                  198,754
 Petrobras International Finance
  8.38%; 12/10/18                                            260,000                  276,250
  9.13%; 02/01/07                                            200,000                  214,500
 Petronas Capital
  7.88%; 05/22/22 /3/                                        125,000                  159,636
                                                                                    1,942,553
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Cooper Cameron
  2.65%; 04/15/07                                            350,000                  339,562
OIL REFINING & MARKETING (0.75%)
 CITGO Petroleum
  6.00%; 10/15/11                                            200,000                  199,500
  7.88%; 05/15/06                                            500,000                  512,500
 Enterprise Products Operating
  4.00%; 10/15/07                                            365,000                  361,353
  5.75%; 03/01/35 /3/                                        210,000                  205,020
 Enterprise Products Partners
  6.38%; 02/01/13                                            150,000                  162,536
 Tesoro
  9.63%; 11/01/08                                            545,000                  579,062
 Valero Energy
  6.88%; 04/15/12                                            250,000                  279,051
                                                                                    2,299,022
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL-FIELD SERVICES (0.30%)
 Halliburton
  4.65%; 10/17/05 /1/                                    $   925,000            $     928,578
PAPER & RELATED PRODUCTS (0.32%)
 Abitibi-Consolidated
  8.38%; 04/01/15                                            100,000                  102,000
 Champion International
  7.10%; 09/01/05                                            375,000                  376,478
 Neenah Paper
  7.38%; 11/15/14 /3/                                        150,000                  145,500
 Smurfit Capital Funding
  6.75%; 11/20/05                                            350,000                  350,000
                                                                                      973,978
PHARMACY SERVICES (0.16%)
 Medco Health Solutions
  7.25%; 08/15/13                                            435,000                  489,678
PHYSICIAN PRACTICE MANAGEMENT (0.11%)
 US Oncology
  9.00%; 08/15/12                                            100,000                  107,000
  10.75%; 08/15/14                                           200,000                  218,000
                                                                                      325,000
PIPELINES (0.35%)
 Buckeye Partners
  4.63%; 07/15/13                                            325,000                  317,859
 Enbridge Energy Partners
  4.00%; 01/15/09                                            105,000                  103,064
 National Fuel Gas
  5.25%; 03/01/13                                            190,000                  195,284
 TEPPCO Partners
  6.13%; 02/01/13                                             50,000                   53,045
 Texas Eastern Transmission
  5.25%; 07/15/07                                            240,000                  243,772
 TGT Pipeline
  5.50%; 02/01/17 /3/                                        165,000                  171,438
                                                                                    1,084,462
PRINTING-COMMERCIAL (0.11%)
 Cadmus Communications
  8.38%; 06/15/14                                            125,000                  128,594
 Sheridan Group
  10.25%; 08/15/11                                           200,000                  207,750
                                                                                      336,344
PRIVATE CORRECTIONS (0.05%)
 Corrections Corporation of America
  6.25%; 03/15/13                                            150,000                  148,875
PROPERTY & CASUALTY INSURANCE (1.05%)
 ACE
  6.00%; 04/01/07                                            200,000                  205,529
 Arch Capital Group
  7.35%; 05/01/34                                            605,000                  682,808
 Infinity Property & Casualty
  5.50%; 02/18/14                                            225,000                  225,751
 Markel
  6.80%; 02/15/13                                            635,000                  698,379
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 St. Paul
  5.75%; 03/15/07                                        $   575,000            $     587,607
 W.R. Berkley
  5.13%; 09/30/10                                            655,000                  663,857
  5.88%; 02/15/13                                            160,000                  167,778
                                                                                    3,231,709
PUBLISHING-BOOKS (0.34%)
 Reed Elsevier Capital
  3.73%; 06/15/10 /1/                                        640,000                  640,218
  6.13%; 08/01/06                                            385,000                  390,996
                                                                                    1,031,214
PUBLISHING-PERIODICALS (0.06%)
 Dex Media East
  12.13%; 11/15/12                                           161,000                  192,797
QUARRYING (0.05%)
 Compass Minerals International
  0.00%; 06/01/13 /1/ /4/                                    200,000                  167,000
RADIO (0.07%)
 Spanish Broadcasting System
  9.63%; 11/01/09                                            200,000                  209,750
RECREATIONAL CENTERS (0.13%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                           225,000                  227,250
 Town Sports International
  9.63%; 04/15/11                                            160,000                  165,600
                                                                                      392,850
REGIONAL BANKS (0.64%)
 PNC Funding
  5.75%; 08/01/06                                            750,000                  761,235
 Wachovia
  5.25%; 08/01/14                                            200,000                  208,777
  5.63%; 12/15/08                                            600,000                  630,742
  6.38%; 02/01/09                                            150,000                  160,728
 Wells Fargo
  3.12%; 08/15/08                                            225,000                  219,149
                                                                                    1,980,631
REINSURANCE (0.11%)
 Berkshire Hathaway Finance
  4.75%; 05/15/12 /3/                                        235,000                  237,145
 Endurance Specialty Holdings
  7.00%; 07/15/34                                             95,000                  106,278
                                                                                      343,423
RENTAL-AUTO & EQUIPMENT (0.08%)
 NationsRent
  9.50%; 05/01/15 /3/                                        100,000                   99,000
 United Rentals
  6.50%; 02/15/12                                            150,000                  147,562
                                                                                      246,562
RETAIL-ARTS & CRAFTS (0.11%)
 Michaels Stores
  9.25%; 07/01/09                                            325,000                  340,031
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-AUTO PARTS (0.06%)
 PEP Boys-Manny, Moe & Jack
  7.50%; 12/15/14                                        $   200,000            $     179,000
RETAIL-AUTOMOBILE (0.08%)
 Asbury Automotive Group
  9.00%; 06/15/12                                            100,000                  102,250
 Group 1 Automotive
  8.25%; 08/15/13                                            150,000                  151,500
                                                                                      253,750
RETAIL-DRUG STORE (0.06%)
 Rite Aid
  12.50%; 09/15/06                                           175,000                  189,000
RETAIL-MAJOR DEPARTMENT STORE (0.20%)
 May Department Stores
  5.75%; 07/15/14                                            575,000                  606,452
RETAIL-PROPANE DISTRIBUTION (0.10%)
 AmeriGas Partners
  7.25%; 05/20/15 /3/                                        100,000                  104,000
 Star Gas Partners
  10.25%; 02/15/13 /3/                                       100,000                   93,000
 Suburban Propane Partners/Suburban Energy Finance
  6.88%; 12/15/13 /3/                                        100,000                   95,000
                                                                                      292,000
RETAIL-RESTAURANTS (0.34%)
 Yum! Brands
  7.70%; 07/01/12                                            540,000                  634,099
  8.50%; 04/15/06                                            400,000                  413,281
                                                                                    1,047,380
RETAIL-TOY STORE (0.06%)
 Toys R Us
  7.88%; 04/15/13                                            200,000                  179,000
RETAIL-VIDEO RENTAL (0.07%)
 Movie Gallery
  11.00%; 05/01/12 /3/                                       200,000                  210,000
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.03%)
 General Nutrition Centers
  8.63%; 01/15/11 /3/                                        100,000                   92,500
RUBBER-TIRES (0.05%)
 Goodyear Tire & Rubber
  12.25%; 03/01/11                                           150,000                  167,625
SATELLITE TELECOM (0.08%)
 Intelsat
  5.25%; 11/01/08                                            200,000                  187,000
  7.63%; 04/15/12                                             50,000                   44,000
                                                                                      231,000
SAVINGS & LOANS-THRIFTS (0.36%)
 Washington Mutual
  5.50%; 01/15/13                                            100,000                  104,721
  3.44%; 01/15/10 /1/                                      1,000,000                1,001,519
                                                                                    1,106,240
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SCHOOLS (0.05%)
 Knowledge Learning
  7.75%; 02/01/15 /3/                                    $   150,000            $     143,250
SEMICONDUCTOR EQUIPMENT (0.06%)
 MagnaChip Semiconductor
  6.66%; 12/15/11 /1/ /3/                                    200,000                  198,000
SOVEREIGN (0.68%)
 Mexico Government
  3.84%; 01/13/09 /1/                                        385,000                  390,390
  8.30%; 08/15/31                                            315,000                  392,175
  8.38%; 01/14/11                                            865,000                1,006,860
 South Africa Government
  6.50%; 06/02/14                                            280,000                  312,550
                                                                                    2,101,975
SPECIAL PURPOSE ENTITY (0.67%)
 Borden US Finance/Nova Scotia Finance
  7.89%; 07/15/10 /1/ /3/                                    125,000                  124,688
 Da-Lite Screen
  9.50%; 05/15/11                                            150,000                  159,750
 Farmers Exchange Capital
  7.05%; 07/15/28 /3/                                        250,000                  270,351
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /3/                                        300,000                  297,339
 John Hancock Global Funding II
  3.29%; 04/03/09 /1/ /3/                                    950,000                  950,318
 Jostens
  7.63%; 10/01/12                                            150,000                  148,125
 K&F Acquisition
  7.75%; 11/15/14                                            100,000                  102,250
 Rio Tinto Finance
  5.75%; 07/03/06                                              5,000                    5,094
                                                                                    2,057,915
SUPRANATIONAL BANK (0.10%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                            270,000                  302,307
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.08%)
 Corning
  8.30%; 04/04/25                                            235,000                  245,419
TELEPHONE-INTEGRATED (2.71%)
 BellSouth
  4.75%; 11/15/12                                            325,000                  326,706
  6.88%; 10/15/31                                            180,000                  213,063
 British Telecommunications
  7.88%; 12/15/05 /1/                                      1,460,000                1,485,473
  8.38%; 12/15/10                                          1,025,000                1,213,586
 France Telecom
  8.00%; 03/01/11 /1/                                        690,000                  800,727
 MCI
  6.91%; 05/01/07 /1/                                        220,000                  223,025
  7.69%; 05/01/09 /1/                                        100,000                  104,125
 Northwestern Bell Telephone
  6.25%; 01/01/07                                            250,000                  250,625
 Sprint Capital
  6.88%; 11/15/28                                            485,000                  556,723
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Sprint Capital (continued)
  6.90%; 05/01/19                                        $   110,000            $     125,982
  8.75%; 03/15/32                                            220,000                  306,044
 Telecom Italia Capital
  4.00%; 01/15/10 /3/                                      1,900,000                1,846,179
  5.25%; 11/15/13                                             50,000                   50,760
 Telefonos de Mexico
  4.50%; 11/19/08                                            170,000                  168,725
  8.25%; 01/26/06                                            400,000                  409,698
 Verizon Virginia
  4.63%; 03/15/13                                            275,000                  270,633
                                                                                    8,352,074
TEXTILE-HOME FURNISHINGS (0.05%)
 Mohawk Industries
  6.50%; 04/15/07                                            135,000                  139,841
THEATERS (0.05%)
 AMC Entertainment
  9.88%; 02/01/12                                            150,000                  148,875
TRANSPORT-EQUIPMENT & LEASING (0.03%)
 Greenbrier
  8.38%; 05/15/15 /3/                                        100,000                  101,750
TRANSPORT-RAIL (0.06%)
 Progress Rail Services/Progress Metal Reclamation
  7.75%; 04/01/12 /3/                                         75,000                   75,937
 Union Pacific
  4.70%; 01/02/24                                            115,000                  114,500
                                                                                      190,437
TRANSPORT-SERVICES (0.09%)
 CHC Helicopter
  7.38%; 05/01/14                                            150,000                  149,625
 FedEx
  3.50%; 04/01/09                                            145,000                  141,321
                                                                                      290,946
VENTURE CAPITAL (0.04%)
 Arch Western Finance
  6.75%; 07/01/13                                            125,000                  129,062
VITAMINS & NUTRITION PRODUCTS (0.18%)
 NBTY
  8.63%; 09/15/07                                            250,000                  248,750
 WH Holdings/WH Capital
  9.50%; 04/01/11                                            275,000                  294,250
                                                                                      543,000
WIRE & CABLE PRODUCTS (0.06%)
 Superior Essex Communications
  9.00%; 04/15/12                                            200,000                  198,000
                                                        TOTAL BONDS               193,604,468

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.94%)
                                                         $                      $
4.50%; 07/01/10                                              104,069                  104,257
5.00%; 12/01/17                                            1,081,476                1,094,839
5.00%; 05/01/18                                            2,465,923                2,495,586
5.00%; 07/01/20 /6/                                        2,550,000                2,577,892
5.00%; 07/01/35 /6/                                          500,000                  500,000
5.50%; 03/01/09                                              121,815                  123,655
5.50%; 09/01/17                                              330,689                  339,522
5.50%; 02/01/18                                              772,895                  793,539
5.50%; 06/01/24                                            4,400,722                4,492,507
5.50%; 03/01/33                                            2,387,367                2,422,848
5.50%; 04/01/33                                            2,503,935                2,541,148
5.50%; 07/01/35 /6/                                          500,000                  506,875
6.00%; 03/01/31                                              211,341                  217,064
6.00%; 04/01/31                                               30,245                   31,064
6.00%; 06/01/32                                              570,222                  585,273
6.00%; 10/01/32                                              430,954                  442,328
6.50%; 04/01/16                                              106,287                  110,591
6.50%; 03/01/29                                               71,398                   74,188
6.50%; 05/01/29                                              105,957                  110,056
6.50%; 04/01/31                                               67,049                   69,556
6.50%; 02/01/32                                              123,041                  127,641
6.50%; 05/01/32                                              318,656                  330,375
6.50%; 05/01/32                                               95,947                   99,476
7.00%; 12/01/29                                              250,175                  263,570
7.00%; 06/01/30                                               21,530                   22,671
7.00%; 12/01/30                                               27,220                   28,662
7.00%; 01/01/31                                               50,080                   52,734
7.00%; 01/01/31                                               15,743                   16,577
7.00%; 02/01/31                                               26,265                   27,657
7.00%; 06/01/31                                               14,909                   15,698
7.00%; 12/01/31                                              295,080                  310,698
7.50%; 04/01/30                                               76,474                   81,885
7.50%; 09/01/30                                               47,719                   51,096
7.50%; 03/01/31                                              177,763                  190,342
8.00%; 09/01/30                                               95,367                  102,697
                                           TOTAL FHLMC CERTIFICATES                21,354,567

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (13.56%)
4.26%; 06/01/34 /1/                                          426,318                  427,913
4.34%; 12/01/34 /1/                                          674,330                  676,843
4.39%; 07/01/34 /1/                                          258,019                  258,924
4.50%; 07/01/20 /6/                                        4,500,000                4,478,904
4.50%; 07/01/35 /6/                                        1,000,000                  977,812
4.66%; 03/01/35 /1/                                          660,557                  664,565
5.00%; 07/01/20 /6/                                       10,900,000               11,019,224
5.00%; 07/01/35 /6/                                        2,375,000                2,375,000
5.50%; 06/01/19                                              412,857                  424,086
5.50%; 07/01/19                                              342,564                  351,881
5.50%; 07/01/19                                              153,032                  157,194
5.50%; 08/01/19                                              436,283                  448,148
5.50%; 08/01/19                                               71,623                   73,571
5.50%; 10/01/19                                              886,788                  910,906
5.50%; 10/01/19                                              680,084                  698,580
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                         $                      $
5.50%; 12/01/22                                              757,188                  773,106
5.50%; 07/01/33                                            4,762,901                4,832,425
6.00%; 05/01/09                                              120,745                  124,155
6.00%; 07/01/09                                              235,914                  245,370
6.00%; 07/01/09                                              131,871                  135,595
6.00%; 05/01/31                                               82,376                   84,560
6.00%; 08/01/32                                               46,503                   47,707
6.00%; 10/01/33                                              350,103                  359,068
6.00%; 11/01/33                                            1,352,524                1,387,155
6.00%; 12/01/33                                            1,215,463                1,246,585
6.00%; 07/01/35 /6/                                        6,600,000                6,765,000
6.50%; 12/01/10                                              102,375                  107,301
6.50%; 08/01/31                                              314,745                  326,481
6.50%; 03/01/32                                               88,131                   91,417
6.50%; 04/01/32                                              167,072                  173,301
6.50%; 09/01/32                                              537,689                  557,391
7.00%; 09/01/31                                               80,694                   85,115
7.00%; 02/01/32                                               98,995                  104,424
7.00%; 05/01/32                                              319,713                  337,248
                                            TOTAL FNMA CERTIFICATES                41,726,955

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.51%)
5.50%; 12/20/33                                            2,018,011                2,058,711
5.50%; 05/20/35                                              249,509                  254,504
6.00%; 07/20/28                                              271,490                  280,059
6.00%; 11/20/28                                              340,320                  351,062
6.00%; 01/20/29                                              361,931                  373,237
6.00%; 07/20/29                                               67,439                   69,546
6.00%; 12/15/33                                              310,853                  320,884
6.50%; 03/20/28                                               59,844                   62,385
6.50%; 05/20/29                                               49,658                   51,727
6.50%; 12/15/32                                            3,126,445                3,268,699
7.00%; 03/15/31                                              121,800                  129,014
7.50%; 05/15/29                                              378,513                  405,801
8.00%; 12/15/30                                               82,498                   89,171
                                            TOTAL GNMA CERTIFICATES                 7,714,800

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (16.43%)
 U.S. Treasury
  3.63%; 07/15/09                                          2,725,000                2,715,953
  4.00%; 02/15/14                                          2,725,000                2,741,394
  4.25%; 08/15/13                                          5,800,000                5,945,000
  4.25%; 11/15/14                                          2,850,000                2,916,909
  4.75%; 05/15/14                                          1,250,000                1,326,368
  4.88%; 02/15/12                                          2,950,000                3,132,992
  5.00%; 02/15/11                                          3,200,000                3,399,875
  6.00%; 02/15/26                                            500,000                  616,055
  6.25%; 08/15/23                                          2,755,000                3,433,311
  6.25%; 05/15/30                                          3,165,000                4,122,536
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
                                                         $                      $
  6.75%; 08/15/26                                            750,000                1,004,678
  7.25%; 05/15/16                                          1,475,000                1,888,749
  7.50%; 11/15/16                                          5,490,000                7,195,545
  8.00%; 11/15/21                                            565,000                  814,107
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                          2,817,257                2,901,884
  3.38%; 01/15/07                                          2,855,705                2,946,396
  4.25%; 01/15/10                                          3,065,123                3,449,219
                                               TOTAL TREASURY BONDS                50,550,971

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.76%)
FINANCE-INVESTMENT BANKER & BROKER (4.49%)
 Investment in Joint Trading Account; Citigroup
  Funding
                                                         $                      $
  3.40%; 07/01/05                                         13,804,175               13,804,175
FINANCE-MORTGAGE LOAN/BANKER (2.27%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
  2.65%; 07/01/05                                          6,985,996                6,985,996
                                             TOTAL COMMERCIAL PAPER                20,790,171
                                                                                -------------

                              TOTAL PORTFOLIO INVESTMENTS (109.12%)               335,742,182
LIABILITIES, NET OF CASH AND RECEIVABLES (-9.12%)                                (28,062,226)
                                         TOTAL NET ASSETS (100.00%)             $ 307,679,956
                                                                                ---------------


/1 /Variable rate.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,740,900 or 2.52% of net assets.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $20,124,433 or 6.54% of net assets.
/4 /Non-income producing security.
/5 /Security purchased on a when-issued basis. See Notes to Financial
  Statements.
/6 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $  5,587,354
Unrealized Depreciation                        (1,695,278)
                                             ------------
Net Unrealized Appreciation (Depreciation)      3,892,076
Cost for federal income tax purposes         $331,850,106


                                                 Notional     Unrealized
                 Description                      Amount      Gain (Loss)
--------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman    $10,000,000     $37,709
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.

Receive a monthly return equal to a 30-year       7,050,000      (12,172)
5.5% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 33 basis points
with Merrill Lynch. Expires September 2005.

Receive a monthly return equal to the Merrill     5,000,000      (15,146)
Lynch Mortgage Master Index and pay monthly a
floating rate based on 3-month LIBOR less 9
basis points with Merrill Lynch. Expires July
2005.

Receive a monthly return equal to a 30-year       3,978,205      12,635
5.0% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 85 basis points
with Merrill Lynch. Expires October 2005.

Receive a monthly return equal to a 30-year       4,000,000      (3,319)
5.0% FNMA and pay monthly a floating rate
based on 1-month LIBOR less 45 basis points
with Merrill Lynch. Expires July 2005.

Receive a monthly return equal to a 30-year       4,000,000      (11,649)
6.0% FNMA and pay monthly a floating rate
based on 1-month LIBOR less 8 basis points
with Merrill Lynch. Expires September 2005.

Receive a monthly return equal to a 15-year       3,900,000      16,952
4.5% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 25 basis points
with Merrill Lynch. Expires July 2005.

Receive a monthly return equal to a 15-year       2,500,000      (23,938)
5.0% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 15 basis points
with Merrill Lynch. Expires August 2005.




                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                            Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Mortgage Securities                  99,383,891                 29.60%
 Government                           74,711,807                 22.25
 Financial                            58,068,091                 17.30
 Asset Backed Securities              30,752,203                  9.16
 Communications                       18,454,691                  5.50
 Consumer, Cyclical                   11,009,409                  3.28
 Consumer, Non-cyclical               10,759,424                  3.20
 Energy                               10,602,252                  3.16
 Utilities                            10,202,129                  3.04
 Industrial                            6,333,023                  1.89
 Basic Materials                       3,559,996                  1.06
 Technology                            1,549,821                  0.46
 Diversified                             355,445                  0.10
 Swap Agreements                           1,072                  0.00
                    TOTAL           $335,743,254                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (99.22%)
ADVERTISING AGENCIES (0.31%)
                                                                            $
 Omnicom Group                                            10,100                 806,586
AEROSPACE & DEFENSE (0.83%)
 Northrop Grumman                                         38,680               2,137,070
AEROSPACE & DEFENSE EQUIPMENT (1.17%)
 General Dynamics                                         20,260               2,219,281
 Lockheed Martin                                          12,100                 784,927
                                                                               3,004,208
APPAREL MANUFACTURERS (0.38%)
 VF                                                       17,000                 972,740
APPLICATIONS SOFTWARE (0.29%)
 Microsoft                                                30,100                 747,684
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.33%)
 Paccar                                                   12,435                 845,580
BATTERIES & BATTERY SYSTEMS (0.37%)
 Energizer Holdings /1/                                   15,200                 944,984
BEVERAGES-NON-ALCOHOLIC (0.59%)
 Coca-Cola                                                36,200               1,511,350
BUILDING-RESIDENTIAL & COMMERCIAL (1.25%)
 DR Horton                                                30,773               1,157,373
 MDC Holdings                                             10,720                 881,720
 Pulte Homes                                              14,060               1,184,555
                                                                               3,223,648
CABLE TV (1.04%)
 Comcast /1/                                              87,100               2,673,970
CASINO HOTELS (0.39%)
 MGM Mirage /1/                                           25,400               1,005,332
CHEMICALS-DIVERSIFIED (1.75%)
 Dow Chemical                                             19,900                 886,147
 FMC /1/                                                  15,800                 887,012
 PPG Industries                                           22,100               1,386,996
 Rohm & Haas                                              28,900               1,339,226
                                                                               4,499,381
COMMERCIAL BANKS (1.49%)
 Associated Banc-Corp                                     21,400                 720,324
 Bank of Hawaii                                           18,200                 923,650
 City National                                            12,800                 917,888
 UnionBanCal                                              19,140               1,280,849
                                                                               3,842,711
COMPUTERS (1.63%)
 Hewlett-Packard                                         178,280               4,191,363
COMPUTERS-INTEGRATED SYSTEMS (0.34%)
 NCR /1/                                                  24,600                 863,952
COMPUTERS-MEMORY DEVICES (0.70%)
 EMC /1/                                                  83,100               1,139,301
 Network Appliance /1/                                    23,700                 669,999
                                                                               1,809,300
CONTAINERS-METAL & GLASS (0.37%)
 Ball                                                     26,590                 956,176
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (0.37%)
                                                                            $
 Colgate-Palmolive                                        18,900                 943,299
DIVERSIFIED MANUFACTURING OPERATIONS (0.75%)
 Eaton                                                    18,700               1,120,130
 ITT Industries                                            8,300                 810,329
                                                                               1,930,459
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Ametek                                                   17,700                 740,745
ELECTRIC-INTEGRATED (5.26%)
 Allegheny Energy /1/                                     37,100                 935,662
 Constellation Energy Group                               29,100               1,678,779
 Edison International                                     52,800               2,141,040
 Exelon                                                   49,090               2,519,790
 FirstEnergy                                              36,000               1,731,960
 PPL                                                      19,530               1,159,691
 TXU                                                      26,260               2,181,944
 Xcel Energy                                              60,100               1,173,152
                                                                              13,522,018
ENGINES-INTERNAL COMBUSTION (0.44%)
 Cummins Engine                                           15,120               1,128,103
ENTERPRISE SOFTWARE & SERVICE (0.41%)
 Oracle /1/                                               79,500               1,049,400
FINANCE-CREDIT CARD (0.85%)
 Capital One Financial                                    15,300               1,224,153
 Providian Financial /1/                                  54,700                 964,361
                                                                               2,188,514
FINANCE-INVESTMENT BANKER & BROKER (9.24%)
 Bear Stearns                                             17,450               1,813,753
 Citigroup /2/                                           204,560               9,456,809
 Jefferies Group                                          23,200                 879,048
 JP Morgan Chase                                         129,020               4,556,986
 Lehman Brothers Holdings                                 28,187               2,798,405
 Merrill Lynch                                            60,640               3,335,806
 Morgan Stanley                                           17,640                 925,571
                                                                              23,766,378
FINANCE-MORTGAGE LOAN/BANKER (1.53%)
 Countrywide Financial                                    56,179               2,169,071
 Federal Home Loan Mortgage                               10,000                 652,300
 Federal National Mortgage Association                    19,300               1,127,120
                                                                               3,948,491
FINANCIAL GUARANTEE INSURANCE (1.04%)
 MBIA                                                     23,700               1,405,647
 MGIC Investment                                          19,620               1,279,616
                                                                               2,685,263
FOOD-FLOUR & GRAIN (0.56%)
 Archer Daniels Midland                                   67,700               1,447,426
FOOD-MEAT PRODUCTS (0.62%)
 Hormel Foods                                             29,000                 850,570
 Smithfield Foods /1/                                     27,400                 747,198
                                                                               1,597,768
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.33%)
 Kellogg                                                  19,100            $    848,804
GAS-DISTRIBUTION (0.80%)
 Energen                                                  26,200                 918,310
 UGI                                                      40,800               1,138,320
                                                                               2,056,630
HOTELS & MOTELS (0.71%)
 Hilton Hotels                                            34,960                 833,796
 Starwood Hotels & Resorts Worldwide                      16,800                 983,976
                                                                               1,817,772
HUMAN RESOURCES (0.24%)
 Robert Half International                                25,226                 629,893
INSTRUMENTS-SCIENTIFIC (0.31%)
 Applied Biosystems Group                                 40,600                 798,602
INTERNET SECURITY (0.35%)
 VeriSign /1/                                             31,500                 905,940
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.33%)
 Nuveen Investments                                       22,400                 842,688
LIFE & HEALTH INSURANCE (2.52%)
 Cigna                                                    16,500               1,765,995
 Genworth Financial                                       32,900                 994,567
 Prudential Financial                                     41,900               2,751,154
 Torchmark                                                18,500                 965,700
                                                                               6,477,416
MEDICAL PRODUCTS (0.30%)
 Zimmer Holdings /1/                                      10,220                 778,457
MEDICAL-BIOMEDICAL/GENE (0.34%)
 Charles River Laboratories International
  /1/                                                     17,900                 863,675
MEDICAL-DRUGS (3.45%)
 Merck                                                    28,300                 871,640
 Pfizer                                                  290,500               8,011,990
                                                                               8,883,630
MEDICAL-HMO (1.63%)
 Aetna                                                    11,800                 977,276
 Pacificare Health Systems /1/                            14,600               1,043,170
 WellPoint /1/                                            31,220               2,174,161
                                                                               4,194,607
METAL PROCESSORS & FABRICATION (0.35%)
 Precision Castparts                                      11,400                 888,060
METAL-COPPER (0.38%)
 Phelps Dodge                                             10,700                 989,750
METAL-DIVERSIFIED (0.32%)
 Freeport-McMoRan Copper & Gold                           21,800                 816,192
MISCELLANEOUS INVESTING (3.64%)
 Archstone-Smith Trust                                    30,840               1,191,041
 CBL & Associates Properties                              22,200                 956,154
 Kimco Realty                                             21,290               1,254,194
 Pan Pacific Retail Properties                            14,700                 975,786
 Prologis Trust                                           27,800               1,118,672
 Simon Property Group                                     21,400               1,551,286
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Ventas                                                   30,300            $    915,060
 Vornado Realty Trust                                     17,600               1,415,040
                                                                               9,377,233
MONEY CENTER BANKS (3.32%)
 Bank of America /2/                                     187,280               8,541,841
MULTI-LINE INSURANCE (3.32%)
 Allstate                                                 49,940               2,983,915
 American International Group                             45,260               2,629,606
 Assurant                                                 25,300                 913,330
 Hartford Financial Services Group                        27,000               2,019,060
                                                                               8,545,911
MULTIMEDIA (3.24%)
 McGraw-Hill                                              23,260               1,029,255
 Time Warner /1/                                         262,580               4,387,712
 Walt Disney                                             116,100               2,923,398
                                                                               8,340,365
OIL COMPANY-EXPLORATION & PRODUCTION (2.52%)
 Anadarko Petroleum                                       24,670               2,026,640
 Apache                                                   33,600               2,170,560
 Devon Energy                                             45,060               2,283,641
                                                                               6,480,841
OIL COMPANY-INTEGRATED (12.03%)
 Amerada Hess                                             12,800               1,363,328
 ChevronTexaco                                           103,760               5,802,259
 ConocoPhillips                                           81,834               4,704,637
 Exxon Mobil /2/                                         286,255              16,451,075
 Occidental Petroleum                                     34,186               2,629,929
                                                                              30,951,228
OPTICAL SUPPLIES (0.38%)
 Bausch & Lomb                                            11,680                 969,440
PAPER & RELATED PRODUCTS (0.59%)
 Georgia-Pacific                                          47,730               1,517,814
PIPELINES (1.10%)
 Equitable Resources                                      14,200                 965,600
 National Fuel Gas                                        31,000                 896,210
 Questar                                                  14,582                 960,954
                                                                               2,822,764
POULTRY (0.35%)
 Pilgrim's Pride                                          26,700                 911,271
PROPERTY & CASUALTY INSURANCE (1.41%)
 Chubb                                                    20,800               1,780,688
 Commerce Group                                           14,000                 869,540
 W.R. Berkley                                             27,750                 990,120
                                                                               3,640,348
RECYCLING (0.20%)
 Metal Management                                         26,529                 513,336
REGIONAL BANKS (7.13%)
 Comerica                                                 25,600               1,479,680
 KeyCorp                                                  54,500               1,806,675
 PNC Financial Services Group                             30,600               1,666,476
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                            $
 SunTrust Banks                                           35,400               2,557,296
 U.S. Bancorp                                             32,900                 960,680
 Wachovia                                                 92,894               4,607,542
 Wells Fargo                                              85,720               5,278,638
                                                                              18,356,987
RETAIL-APPAREL & SHOE (0.64%)
 American Eagle Outfitters                                27,700                 849,005
 Nordstrom                                                11,800                 802,046
                                                                               1,651,051
RETAIL-BUILDING PRODUCTS (0.30%)
 Home Depot                                               20,100                 781,890
RETAIL-MAJOR DEPARTMENT STORE (0.54%)
 J.C. Penney                                              26,600               1,398,628
RETAIL-REGIONAL DEPARTMENT STORE (0.67%)
 Federated Department Stores                              23,500               1,722,080
RETAIL-RESTAURANTS (0.38%)
 Darden Restaurants                                       29,600                 976,208
SAVINGS & LOANS-THRIFTS (0.57%)
 Golden West Financial                                    22,700               1,461,426
STEEL PRODUCERS (0.26%)
 United States Steel                                      19,400                 666,778
TELECOMMUNICATION SERVICES (0.11%)
 NeuStar /1/                                              11,198                 286,669
TELEPHONE-INTEGRATED (6.73%)
 ALLTEL                                                   35,340               2,200,975
 AT&T                                                     87,300               1,662,192
 BellSouth                                               127,000               3,374,390
 SBC Communications                                      196,790               4,673,762
 Verizon Communications                                  156,292               5,399,889
                                                                              17,311,208
TOBACCO (2.16%)
 Altria Group                                             71,944               4,651,899
 Loews - Carolina Group                                   27,000                 899,640
                                                                               5,551,539
TRANSPORT-RAIL (0.68%)
 Burlington Northern Santa Fe                             37,400               1,760,792
                                            TOTAL COMMON STOCKS              255,313,663


                                            Principal
                                            Amount                              Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.16%)
FINANCE-INVESTMENT BANKER & BROKER (1.16%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                       $                    $
  3.40%; 07/01/05                                      2,980,196               2,980,196
                                         TOTAL COMMERCIAL PAPER                2,980,196
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (100.38%)              258,293,859
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.38%)                               (974,556)
                                     TOTAL NET ASSETS (100.00%)             $257,319,303
                                                                            ---------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
4 Russell 1000    Buy        $1,295,500    $1,296,200       $ 700
September 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $20,116,000 or 7.82% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 30,897,306
Unrealized Depreciation                        (4,408,756)
                                             ------------
Net Unrealized Appreciation (Depreciation)     26,488,550
Cost for federal income tax purposes         $231,805,309



                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                           Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Financial                           94,875,984                 36.55%
 Energy                              40,254,833                 15.51
 Communications                      30,324,738                 11.68
 Consumer, Non-cyclical              29,131,159                 11.22
 Utilities                           15,578,647                  6.00
 Industrial                          14,802,535                  5.70
 Consumer, Cyclical                  14,394,929                  5.54
 Technology                           8,661,699                  3.34
 Basic Materials                      8,489,915                  3.27
 Government                           1,779,420                  0.69
 Futures Contracts                    1,296,200                  0.50
                   TOTAL           $259,590,059                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (94.23%)
ADVERTISING SALES (0.10%)
                                                                                 $
 SR Teleperformance                                             1,231                  35,872
 Telefonica Publicidad e Informacion                           24,361                 213,232
                                                                                      249,104
ADVERTISING SERVICES (0.47%)
 Aegis Group                                                  136,629                 243,062
 JC Decaux /1/                                                 33,989                 862,070
                                                                                    1,105,132
AEROSPACE & DEFENSE EQUIPMENT (0.27%)
 Zodiac                                                        11,901                 639,571
AGRICULTURAL OPERATIONS (0.21%)
 Bunge                                                          2,436                 154,442
 Chaoda Modern Agriculture                                    233,858                  92,511
 Cresud                                                         9,224                 112,072
 IOI Berhad                                                    47,918                 132,405
                                                                                      491,430
AIRLINES (0.00%)
 Finnair                                                          715                   6,137
AIRPORT DEVELOPMENT & MAINTENANCE (0.07%)
 Kobenhavns Lufthavne                                             667                 158,642
APPAREL MANUFACTURERS (0.02%)
 Marzotto                                                       1,624                  42,291
APPLIANCES (0.01%)
 JUKI                                                           3,967                  15,716
APPLICATIONS SOFTWARE (0.16%)
 Infosys Technologies                                           3,629                 196,778
 Sage Group                                                    43,289                 173,808
                                                                                      370,586
AUDIO & VIDEO PRODUCTS (0.01%)
 Canon Electronics                                                644                  18,714
AUTO-CARS & LIGHT TRUCKS (1.33%)
 Honda Motor                                                   18,751                 925,620
 Hyundai Motor                                                  1,586                  88,239
 Mazda Motor                                                  206,000                 775,219
 Proton Holdings                                               35,931                  66,662
 Toyota Motor                                                  36,364               1,302,816
                                                                                    3,158,556
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.35%)
 Mahindra & Mahindra                                           10,460                 134,383
 Volvo                                                         17,008                 692,608
                                                                                      826,991
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.07%)
 ElringKlinger                                                     94                   6,777
 Haldex                                                           686                  11,991
 Mitsuba                                                        1,393                  13,049
 Nippon Seiki                                                   2,708                  37,268
 Nissin Kogyo                                                   1,035                  38,389
 Showa                                                          5,086                  64,533
                                                                                      172,007
BEVERAGES-NON-ALCOHOLIC (0.01%)
 Asahi Soft Drinks                                              1,927                  22,972
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (CONTINUED)
                                                                                 $
 Kirin Beverage                                                   473                  10,693
                                                                                       33,665
BEVERAGES-WINE & SPIRITS (0.06%)
 Davide Campari - Milano                                        9,901                  72,639
 Mercian                                                       19,936                  55,053
 Remy Cointreau                                                   138                   6,285
                                                                                      133,977
BREWERY (1.10%)
 Asahi Breweries                                               51,300                 612,026
 Bryggerigruppen                                                  826                  66,962
 Efes Breweries International /1/                               3,390                 114,752
 SABMiller                                                     75,334               1,177,474
 Wolverhampton & Dudley Breweries                              30,753                 636,668
                                                                                    2,607,882
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 Kingspan Group                                                18,516                 218,785
 NICHIAS                                                        2,000                   9,133
 Uralita                                                        2,237                  11,672
                                                                                      239,590
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.67%)
 Abengoa                                                        4,869                  56,589
 China State Construction International
  Holdings /1/ /2/                                             36,180                   3,305
 Eiffage                                                       13,384               1,167,454
 Grontmij                                                          76                   4,936
 Heijmans                                                         391                  18,343
 JM                                                             4,273                 138,440
 Koninklijke Boskalis Westminster                                 188                   7,340
 Morgan Sindall                                                 4,211                  57,930
 Orascom Construction Industries                                3,219                  91,455
 Pfleiderer /1/                                                 1,015                  17,511
 United Group                                                   3,273                  24,050
                                                                                    1,587,353
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.48%)
 Adelaide Brighton                                             90,135                 128,479
 BPB                                                          145,241               1,374,570
 Cementir                                                      14,306                  68,629
 Cemex                                                         58,194                 246,694
 Gujarat Ambuja Cements /1/                                    67,075                  91,017
 Heracles General Cement                                        2,585                  26,351
 Italcementi                                                    7,187                 112,329
 Rinker Group                                                 138,068               1,473,388
                                                                                    3,521,457
BUILDING PRODUCTS-WOOD (0.28%)
 Travis Perkins                                                21,411                 667,007
BUILDING-HEAVY CONSTRUCTION (1.58%)
 Actividades de Construccion y Servicios                       43,895               1,229,698
 Astaldi                                                        7,001                  42,188
 Daelim Industrial                                              3,480                 186,543
 Hyundai Engineering & Construction /1/                         4,180                 113,246
 NCC                                                              775                  11,612
 Veidekke                                                         591                  13,492
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (CONTINUED)
                                                                                 $
 Vinci                                                         26,021               2,167,366
                                                                                    3,764,145
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Kaufman & Broad                                                  752                  45,521
 Persimmon                                                     21,193                 295,919
                                                                                      341,440
BUSINESS TO BUSINESS-E COMMERCE (0.05%)
 Submarino /1/                                                 17,256                 128,607
CABLE TV (0.38%)
 Rogers Communications                                         27,340                 897,345
CASINO HOTELS (0.04%)
 Genting Berhad                                                17,591                  87,492
CASINO SERVICES (0.12%)
 Aristocrat Leisure                                            31,645                 279,807
CELLULAR TELECOMMUNICATIONS (2.65%)
 America Movil                                                  3,653                 217,755
 China Mobile                                                 471,051               1,754,329
 Far EasTone Telecommunications                               262,600                 336,395
 Mobistar                                                       1,393                 116,533
 O2 /1/                                                       421,887               1,030,330
 Vimpel Communications /1/                                      3,187                 108,454
 Vodafone Group                                             1,120,407               2,736,251
                                                                                    6,300,047
CHEMICALS-DIVERSIFIED (1.43%)
 BASF                                                          20,805               1,385,321
 DC Chemical                                                      350                   8,128
 DSM                                                            3,301                 226,194
 Fujimi                                                         1,306                  22,499
 Hanwha Chemical                                               14,700                 176,372
 Imperial Chemical Industries                                  29,517                 134,385
 Israel Chemicals                                              34,592                 109,214
 K+S                                                            3,282                 181,622
 Mitsubishi Gas Chemical                                       29,055                 148,933
 Sumitomo Chemical                                            157,623                 725,455
 UBE Industries                                               131,557                 268,314
                                                                                    3,386,437
CHEMICALS-SPECIALTY (0.81%)
 Auriga Industries                                              2,123                  62,083
 Clariant /1/                                                  44,042                 586,150
 Daicel Chemical Industries                                    24,701                 130,181
 Frutarom /1/                                                  10,592                  70,513
 Methanex                                                      12,606                 206,669
 Syngenta                                                       8,410                 865,880
                                                                                    1,921,476
CIRCUIT BOARDS (0.67%)
 IBIDEN                                                        56,265               1,477,584
 Unimicron Technology                                         138,000                 113,707
                                                                                    1,591,291
COAL (0.04%)
 Yanzhou Coal Mining                                          122,141                  95,848
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
COATINGS & PAINT (0.00%)
                                                                                 $
 SAKATA INX                                                     1,151                   6,025
COMMERCIAL BANKS (13.26%)
 Alpha Bank                                                    47,572               1,269,355
 Amagerbanken                                                     424                  80,938
 Anglo Irish Bank                                              88,004               1,092,059
 Australia & New Zealand Banking Group                         77,596               1,286,455
 Banca Intesa                                                 348,000               1,594,649
 Banca Popolare di Milano Scarl                                11,363                 112,186
 Banco Comercial Portugues                                    375,457                 963,643
 Banco de Sabadell                                              9,849                 254,810
 Banco do Brasil /1/                                            7,773                 103,684
 Bancolombia                                                   12,611                 201,650
 Bank Leumi Le-Israel                                          63,349                 162,937
 Bank of Communications /1/                                   209,117                  75,325
 Bank of Fukuoka                                              123,000                 729,275
 Bank of Kyoto                                                 13,715                 116,716
 Bank of the Ryukyus                                              502                  11,552
 Bank Rakyat                                                  398,214                 118,322
 BNP Paribas                                                   34,957               2,399,591
 Chiba Bank                                                   110,000                 725,657
 Commerce Asset Holdings                                       98,056                 130,311
 Commercial International Bank                                 15,529                 128,066
 Credicorp                                                      5,057                 100,584
 Credit Suisse Group                                           58,209               2,296,827
 Danske Bank                                                   42,470               1,278,178
 DnB                                                          200,154               2,089,466
 FinecoGroup /1/                                               27,397                 245,777
 ForeningsSparbanken                                           79,430               1,744,440
 HBOS                                                         125,001               1,928,004
 ICICI Bank                                                     5,100                 111,435
 Jyske Bank /1/                                                10,899                 478,966
 KBC Groupe                                                    24,850               1,964,534
 Keiyo Bank                                                    12,168                  62,262
 Kookmin Bank                                                   2,770                 126,104
 Korea Exchange Bank /1/                                       20,490                 179,622
 National Bank of Canada                                       27,800               1,234,976
 National Bank of Greece                                       41,843               1,422,459
 OTP Bank                                                       4,555                 154,524
 Pusan Bank                                                    13,980                 124,447
 Raiffeisen International Bank Holding /1/                      1,784                 114,059
 Royal Bank of Scotland                                        44,730               1,354,167
 Sapporo Hokuyo Holdings                                           12                  92,591
 Shiga Bank                                                     7,579                  44,731
 Siam Commercial Bank Public /2/                               79,600                  90,542
 Societe Generale                                              20,794               2,118,420
 Spar Nord Bank                                                    95                  13,489
 Sparebanken Midt-Norge                                           431                  19,909
 Sparebanken Rogaland                                             438                  12,461
 Standard Bank Group                                           26,927                 260,851
 Taishin Financial Holdings                                   202,000                 169,635
 UTI Bank /1/                                                  18,451                 104,879
                                                                                   31,495,520
COMMERCIAL SERVICES (0.00%)
 ITE Group                                                      2,541                   4,782
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.49%)
                                                                                 $
 ALTEN /1/                                                      2,292                  58,216
 Computershare                                                234,511               1,047,507
 EDB Business Partner                                           5,484                  40,263
 NEC Fielding                                                   1,074                  25,442
                                                                                    1,171,428
COMPUTERS (0.17%)
 Acer                                                         110,000                 217,457
 High Tech Computer                                            21,000                 178,014
                                                                                      395,471
COMPUTERS-INTEGRATED SYSTEMS (0.38%)
 Otsuka                                                        10,700                 908,645
COMPUTERS-MEMORY DEVICES (0.05%)
 Quanta Storage                                                84,000                 115,045
COMPUTERS-PERIPHERAL EQUIPMENT (0.56%)
 Logitech International /1/                                    40,384               1,298,744
 MELCO Holdings                                                   963                  22,465
                                                                                    1,321,209
CONSULTING SERVICES (0.04%)
 Assystem /1/                                                     546                  11,548
 Savills                                                        6,864                  82,678
                                                                                       94,226
CONTAINERS-METAL & GLASS (0.02%)
 Singamas Container Holdings                                   79,209                  54,516
COSMETICS & TOILETRIES (0.03%)
 Body Shop International                                       19,641                  80,708
CRUISE LINES (0.33%)
 Carnival                                                      13,988                 794,300
DISTRIBUTION-WHOLESALE (0.84%)
 Hitachi High-Technologies                                        757                  11,566
 Inchcape                                                       6,330                 232,822
 Itochu Enex                                                    1,981                  13,569
 Telewave                                                          11                  54,697
 Univar                                                         1,335                  45,739
 Wolseley                                                      77,361               1,629,310
                                                                                    1,987,703
DIVERSIFIED FINANCIAL SERVICES (0.73%)
 Acta Holding                                                  46,010                  90,784
 JCG Holdings                                                  23,710                  24,554
 Sampo Ojy                                                     86,684               1,351,683
 Shinhan Financial Group                                        9,950                 258,979
                                                                                    1,726,000
DIVERSIFIED MANUFACTURING OPERATIONS (0.11%)
 Aalberts Industries                                              249                  11,425
 Charter /1/                                                   25,392                 138,589
 NKT Holding                                                    2,673                 100,097
                                                                                      250,111
DIVERSIFIED MINERALS (1.98%)
 Antofagasta                                                   41,402                 906,109
 BHP Billiton                                                 193,363               2,469,460
 Consolidated Minerals                                          7,254                  22,228
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (CONTINUED)
                                                                                 $
 Teck Cominco                                                  38,609               1,303,148
                                                                                    4,700,945
DIVERSIFIED OPERATIONS (1.08%)
 Alfa                                                          16,882                  95,729
 Brascan                                                       42,702               1,631,657
 Imperial Holdings /1/                                         11,035                 169,161
 Wharf Holdings                                               192,000                 674,308
                                                                                    2,570,855
ELECTRIC PRODUCTS-MISCELLANEOUS (0.44%)
 Nordisk Solar Compagni                                           150                   9,382
 Sharp                                                         60,000                 938,905
 Ultra Electronics Holdings                                     6,125                  88,982
                                                                                    1,037,269
ELECTRIC-GENERATION (0.05%)
 AES Tiete                                                  5,758,666                 102,420
 Calpine Power Income Fund                                      2,826                  23,996
                                                                                      126,416
ELECTRIC-INTEGRATED (3.36%)
 AEM Torino                                                     2,472                   6,225
 ASM Brescia                                                   26,722                  85,731
 E.ON                                                          29,840               2,661,757
 Fortum                                                        83,695               1,342,565
 International Power /1/                                      298,685               1,102,870
 Korea Electric Power                                           6,650                 203,972
 RWE                                                           20,467               1,323,169
 Scottish & Southern Energy                                    68,874               1,251,188
                                                                                    7,977,477
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.64%)
 Asustek Computer                                              70,000                 197,941
 Chemring Group                                                   562                   4,709
 Chiyoda Integre                                                  338                   8,236
 Hon Hai Precision Industry                                    77,000                 400,642
 Jurong Technologies Industrial                                72,449                  75,571
 Samsung Electronics                                            1,548                 739,925
 Shibaura Mechatronics                                          4,986                  45,176
 Sodick                                                         2,970                  27,633
 Star Micronics                                                 2,939                  31,907
                                                                                    1,531,740
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.27%)
 MediaTek                                                       9,000                  78,142
 Shinko Electric Industries                                    14,306                 561,602
                                                                                      639,744
ELECTRONIC MEASUREMENT INSTRUMENTS (0.13%)
 Leica Geosystems /1/                                             162                  59,054
 Techem /1/                                                     2,682                 113,644
 Tokyo Seimitsu                                                 3,249                 131,356
                                                                                      304,054
ENERGY-ALTERNATE SOURCES (0.07%)
 SolarWorld                                                     1,754                 154,696
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.17%)
 ARCADIS                                                          317                   7,484
 COMSYS Holdings                                               12,918                 119,492
 Downer EDI                                                     7,092                  28,813
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (CONTINUED)
                                                                                 $
 Samsung Engineering                                           15,670                 227,431
 WorleyParsons                                                  3,575                  21,501
                                                                                      404,721
ENTERTAINMENT SOFTWARE (0.02%)
 Ubisoft Entertainment /1/                                      1,085                  54,237
EXTENDED SERVICE CONTRACTS (0.04%)
 Homeserve                                                      5,356                  95,091
FEMININE HEALTH CARE PRODUCTS (0.01%)
 Hengan International Group                                    34,769                  24,154
FINANCE-CONSUMER LOANS (0.83%)
 Aiful                                                         16,299               1,216,431
 JACCS                                                          9,163                  70,701
 Nissin                                                           134                     251
 Sanyo Shinpan Finance                                         10,041                 690,483
                                                                                    1,977,866
FINANCE-INVESTMENT BANKER & BROKER (0.43%)
 Macquarie Bank                                                22,235               1,012,677
FINANCE-LEASING COMPANY (0.63%)
 Athlon Holding                                                   558                  13,984
 Diamond Lease                                                  1,529                  60,713
 ORIX                                                           8,800               1,321,469
 Sumisho Lease                                                  2,683                  93,703
                                                                                    1,489,869
FINANCE-MORTGAGE LOAN/BANKER (0.03%)
 Paragon Group                                                 10,420                  79,565
FINANCE-OTHER SERVICES (0.45%)
 Bursa Malaysia /1/                                            87,750                  88,212
 Deutsche Boerse                                                2,684                 209,911
 Grupo Financiero Banorte                                      28,976                 190,836
 NETELLER /1/                                                  35,937                 409,034
 SFE                                                           15,235                 123,677
 TSX Group                                                      1,888                  56,279
                                                                                    1,077,949
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Euler Hermes                                                   2,040                 161,274
FISHERIES (0.30%)
 Toyo Suisan Kaisha                                            45,008                 705,116
FOOD-DAIRY PRODUCTS (0.10%)
 Binggrae                                                       5,320                 231,125
FOOD-MISCELLANEOUS/DIVERSIFIED (0.89%)
 Cadbury Schweppes                                            111,072               1,061,147
 Cranswick                                                        632                   6,797
 Nisshin Oillio Group                                           5,322                  29,921
 Orkla                                                         27,802               1,024,853
                                                                                    2,122,718
FOOD-RETAIL (1.15%)
 Tesco                                                        325,905               1,863,483
 Woolworths                                                    68,066                 856,590
                                                                                    2,720,073
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.60%)
                                                                                 $
 Fyffes                                                       241,910                 723,387
 Premier Foods                                                115,133                 687,207
 Valor                                                            264                   8,077
                                                                                    1,418,671
FORESTRY (0.05%)
 Great Southern Plantations                                    36,661                 117,647
GAS-DISTRIBUTION (0.05%)
 OAO Gazprom                                                    3,432                 123,895
GOLD MINING (0.02%)
 NovaGold Resources /1/                                         6,954                  53,200
HOTELS & MOTELS (0.21%)
 Hotel Shilla                                                   2,310                  16,697
 InterContinental Hotels Group                                 36,637                 462,317
 Regal Hotels International Holdings                          304,768                  28,229
                                                                                      507,243
HUMAN RESOURCES (0.07%)
 Capita Group                                                  22,486                 148,221
 United Services Group                                            653                  17,384
                                                                                      165,605
IMPORT & EXPORT (1.13%)
 Advan                                                            695                   9,101
 Mitsubishi                                                    96,101               1,307,827
 Mitsui                                                       145,000               1,373,973
                                                                                    2,690,901
INDEPENDENT POWER PRODUCER (0.04%)
 YTL Power International                                      169,333                  89,123
INDUSTRIAL AUTOMATION & ROBOTS (0.04%)
 CKD                                                           13,591                  99,470
INSTRUMENTS-CONTROLS (0.00%)
 Sanyo Denki                                                    1,420                   6,830
INSTRUMENTS-SCIENTIFIC (0.05%)
 HORIBA                                                         5,703                 123,262
INTERNET SECURITY (0.06%)
 Check Point Software Technologies /1/                          7,577                 150,025
INVESTMENT COMPANIES (0.13%)
 Lereko Mobility Proprietary /1/                                  863                   4,294
 Macquarie Airports Management                                 42,318                 115,479
 SM Investments /1/                                            39,526                 180,226
                                                                                      299,999
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.05%)
 Asset Managers                                                    12                  58,804
 Kenedix                                                           24                  68,008
                                                                                      126,812
LEISURE & RECREATION PRODUCTS (0.02%)
 Trigano                                                          407                  35,452
LIFE & HEALTH INSURANCE (0.59%)
 Cathay Financial Holding                                      26,000                  52,468
 Friends Provident                                            298,972                 973,976
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Industrial Alliance Life Insurance and                                          $
  Financial Services                                            2,998                  69,198
 Metropolitan Holdings                                         77,084                 116,891
 Shin Kong Financial Holding                                  182,516                 184,736
                                                                                    1,397,269
LOTTERY SERVICES (0.04%)
 Intralot-Integrated Lottery Systems &
  Services                                                      5,972                  91,677
MACHINERY-CONSTRUCTION & MINING (0.41%)
 Komatsu                                                      125,000                 971,257
 Palfinger                                                        133                   8,824
                                                                                      980,081
MACHINERY-ELECTRICAL (0.43%)
 Nidec                                                          9,690               1,026,628
MACHINERY-FARM (0.40%)
 Kubota                                                       171,404                 940,471
MACHINERY-GENERAL INDUSTRY (1.03%)
 Andritz                                                        1,268                 121,043
 Bucher Industries                                                169                  10,290
 Makino Milling Machine                                         2,775                  16,228
 MAN                                                           35,707               1,486,639
 Miura                                                            968                  19,786
 Okuma                                                          6,212                  37,560
 Pinguely-Haulotte                                                972                  13,415
 Sintokogio                                                     2,216                  17,158
 Stork                                                         12,164                 504,379
 Sumitomo Heavy Industries                                     43,346                 208,496
                                                                                    2,434,994
MACHINERY-MATERIAL HANDLING (0.01%)
 Tsubakimoto Chain                                              5,107                  23,874
MEDICAL INSTRUMENTS (0.12%)
 Elekta /1/                                                     3,798                 157,582
 Nihon Kohden                                                   3,106                  47,371
 Topcon                                                         4,308                  74,800
                                                                                      279,753
MEDICAL LABORATORY & TESTING SERVICE (0.05%)
 Diagnosticos da America /1/                                    2,428                  98,087
 Eurofins Scientific /1/                                          290                   9,550
 Isotron                                                          603                   6,620
 Unilabs                                                          193                   6,244
                                                                                      120,501
MEDICAL LASER SYSTEMS (0.12%)
 Carl Zeiss Meditec /1/                                        14,960                 285,254
MEDICAL PRODUCTS (0.86%)
 Gambro                                                        33,311                 445,771
 Nobel Biocare Holding                                            876                 177,785
 Phonak Holding                                                21,914                 822,780
 Terumo                                                        20,582                 594,372
                                                                                    2,040,708
MEDICAL-BIOMEDICAL/GENE (0.16%)
 Cambridge Antibody Technology Group /1/                       31,959                 369,198
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                                 $
 Genmab /1/                                                       523                   9,092
                                                                                      378,290
MEDICAL-DRUGS (4.80%)
 AstraZeneca                                                   44,794               1,854,708
 CSL                                                           14,047                 361,050
 Dong-A Pharmaceutical                                          3,910                 184,623
 EGIS                                                             368                  34,254
 Fujirebio                                                      3,388                  63,901
 GlaxoSmithKline                                               35,600                 862,721
 Hisamitsu Pharmaceutical                                       2,240                  59,735
 Merck                                                         10,136                 817,261
 Novartis                                                      30,858               1,470,518
 Ono Pharmaceutical                                            16,696                 792,536
 Recordati                                                      7,118                  51,274
 Roche Holding                                                 20,508               2,596,517
 Rohto Pharmaceutical                                          28,007                 364,210
 Sanofi-Aventis                                                 6,822                 560,791
 Santen Pharmaceutical                                         23,896                 542,356
 Schering                                                      12,544                 774,508
                                                                                   11,390,963
MEDICAL-GENERIC DRUGS (0.09%)
 Teva Pharmaceutical Industries                                 6,852                 213,371
MEDICAL-HOSPITALS (0.24%)
 Capio                                                         38,733                 570,409
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.51%)
 Alliance Unichem                                              67,840               1,031,766
 Celesio                                                        2,110                 165,530
 Meda                                                           1,449                  14,752
                                                                                    1,212,048
METAL PROCESSORS & FABRICATION (0.03%)
 Ryobi                                                          2,379                   9,876
 Tocalo                                                         2,211                  45,493
 Toho Zinc                                                      5,500                  16,131
                                                                                       71,500
METAL PRODUCTS-DISTRIBUTION (0.01%)
 METKA                                                          1,965                  17,557
METAL-DIVERSIFIED (0.59%)
 Kumba Resources                                                5,173                  45,113
 Mytilineos Holdings                                            2,987                  37,247
 Rio Tinto                                                     43,376               1,327,170
                                                                                    1,409,530
MISCELLANEOUS INVESTING (0.24%)
 Rodamco Europe                                                 7,009                 574,891
MISCELLANEOUS MANUFACTURERS (0.08%)
 Amano                                                          8,923                 106,454
 Balda                                                          4,460                  43,196
 Fenner                                                         3,305                   7,938
 RHI /1/                                                          866                  23,611
                                                                                      181,199
MONEY CENTER BANKS (1.48%)
 Banco Bilbao Vizcaya Argentaria                               90,019               1,390,608
 HSBC Holdings                                                 34,079                 543,652
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                 $
 Mizuho Financial Group                                           351               1,590,127
                                                                                    3,524,387
MORTGAGE BANKS (0.78%)
 Home Capital Group                                             4,279                 127,553
 Hypo Real Estate Holding                                      45,022               1,713,125
                                                                                    1,840,678
MULTI-LINE INSURANCE (2.64%)
 Assurances Generales de France                                 9,414                 771,583
 AXA                                                           69,849               1,747,916
 Baloise Holding                                                1,982                  99,015
 Codan                                                            750                  37,651
 Fondiaria-Sai                                                 27,197                 737,546
 ING Groep                                                     64,414               1,822,464
 Storebrand                                                   113,044               1,059,063
                                                                                    6,275,238
MULTIMEDIA (0.86%)
 APN News & Media                                              15,754                  61,723
 NRJ Group                                                        532                  11,967
 Promotora de Informaciones                                     8,766                 170,120
 Vivendi Universal                                             56,828               1,792,903
                                                                                    2,036,713
NON-FERROUS METALS (0.12%)
 Grupo Mexico /1/                                              85,128                 138,584
 International Nickel Indonesia                                82,226                 119,211
 Korea Zinc                                                     1,310                  34,097
                                                                                      291,892
NON-HAZARDOUS WASTE DISPOSAL (0.00%)
 Seche Environnement                                               88                   7,649
NON-HOTEL GAMBLING (0.46%)
 Greek Organisation of Football Prognostics                    32,230                 933,343
 Paddy Power                                                    9,254                 158,080
                                                                                    1,091,423
OFFICE AUTOMATION & EQUIPMENT (0.61%)
 Canon                                                         25,040               1,319,679
 Neopost                                                        1,495                 131,672
                                                                                    1,451,351
OIL & GAS DRILLING (0.08%)
 AOC Holdings                                                   7,645                 111,560
 Ensign Resource Service Group                                  3,370                  81,361
                                                                                      192,921
OIL COMPANY-EXPLORATION & PRODUCTION (2.36%)
 ARC Energy /1/                                                 5,074                   7,503
 Burren Energy                                                 12,277                 146,888
 Canadian Natural Resources                                    43,500               1,576,910
 CNOOC                                                        238,299                 142,551
 Det Norske Oljeselskap                                        11,461                  44,352
 EnCana                                                        59,800               2,359,678
 Oil & Natural Gas                                              6,338                 148,793
 Oil Search                                                   360,808                 844,327
 PTT Public /2/                                                24,907                 131,407
 Tap Oil /1/                                                   13,170                  24,093
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                                 $
 Tullow Oil                                                    52,126                 174,018
                                                                                    5,600,520
OIL COMPANY-INTEGRATED (5.93%)
 BP Amoco                                                     256,940               2,678,089
 China Petroleum & Chemical                                   704,548                 276,442
 ENI                                                           92,526               2,387,081
 LUKOIL                                                         9,012                 332,543
 MOL Magyar Olaj-es Gazipari                                    2,040                 171,338
 OMV                                                            2,695               1,174,544
 PetroChina                                                   393,219                 290,869
 Petroleo Brasileiro                                           10,638                 554,559
 Royal Dutch Petroleum                                          9,368                 612,436
 Sasol                                                          9,438                 255,691
 Shell Transport & Trading                                    218,312               2,123,836
 Sibneft /1/                                                    6,866                 113,461
 Total                                                         13,273               3,122,208
                                                                                   14,093,097
OIL REFINING & MARKETING (1.81%)
 Bharat Petroleum                                               5,163                  43,609
 Caltex Australia                                              47,138                 569,504
 ERG                                                           27,636                 534,987
 Neste Oil Oyj /1/                                             25,898                 670,965
 Polski Koncern Naftowy Orlen                                   8,315                 125,447
 S-Oil                                                          6,390                 510,087
 Singapore Petroleum                                            8,518                  25,040
 SK                                                             2,160                 114,531
 Statoil                                                       77,840               1,589,471
 Thai Oil Public /2/                                           72,115                 110,825
                                                                                    4,294,466
OIL-FIELD SERVICES (0.04%)
 Fred. Olsen Energy /1/                                         4,152                 106,058
OPTICAL SUPPLIES (0.61%)
 Hoya                                                          12,600               1,455,464
PETROCHEMICALS (0.15%)
 Formosa Chemicals & Fibre                                     78,000                 151,729
 KP Chemical /1/                                                3,150                  16,764
 SINOPEC Shanghai Petrochemical                               252,718                  86,967
 Ultrapar Participacoes                                         6,158                 108,073
                                                                                      363,533
PHARMACY SERVICES (0.01%)
 Australian Pharmaceutical Industries                           5,525                  14,487
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.01%)
 Tamron                                                           831                  13,611
 Tamron /1/                                                       831                  14,159
                                                                                       27,770
PLATINUM (0.06%)
 Impala Platinum Holdings                                       1,634                 146,172
POWER CONVERTER & SUPPLY EQUIPMENT (0.00%)
 Chloride Group                                                 4,831                   5,412
PRINTING-COMMERCIAL (0.00%)
 Nissha Printing                                                  420                   7,236
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.51%)
                                                                                 $
 Atrium Underwriting                                            2,904                  11,139
 Dongbu Insurance                                              17,560                 181,801
 Mitsui Sumitomo Insurance                                     92,000                 829,420
 Northbridge Financial                                          2,511                  61,504
 Promina Group                                                 37,688                 135,307
                                                                                    1,219,171
PROPERTY TRUST (0.06%)
 Commonwealth Property Office Fund                             68,183                  65,745
 Macquarie ProLogis Trust                                      95,864                  85,494
                                                                                      151,239
PUBLIC THOROUGHFARES (0.03%)
 Shenzhen Expressway                                          166,000                  62,464
PUBLISHING-BOOKS (0.00%)
 Bloomsbury Publishing                                          1,076                   7,261
PUBLISHING-NEWSPAPERS (0.02%)
 Spir Communication                                               189                  40,500
PUBLISHING-PERIODICALS (0.38%)
 Eniro                                                         77,650                 884,991
 Roularta Media Group                                             113                   7,483
                                                                                      892,474
QUARRYING (0.06%)
 Eramet                                                         1,348                 141,083
RACETRACKS (0.02%)
 Snai /1/                                                       3,830                  49,150
REAL ESTATE MANAGEMENT & SERVICES (0.40%)
 Aedes                                                          3,299                  21,487
 Beni Stabili                                                 350,315                 357,949
 Castellum                                                      2,195                  89,386
 Corio                                                          3,683                 205,865
 Creed                                                             43                 104,774
 Kungsleden                                                     1,913                  50,342
 Midland Realty Holdings                                      172,203                  96,366
 Tokyu Livable                                                    662                  27,063
                                                                                      953,232
REAL ESTATE OPERATOR & DEVELOPER (1.70%)
 Capital & Regional                                             6,473                  93,574
 Cheung Kong                                                   97,000                 945,255
 China Overseas Land & Investment                             408,460                  75,667
 China Resources Land                                          87,700                  14,216
 Consorcio ARA                                                 35,055                 120,964
 Diamond City                                                     437                  14,473
 Fadesa Inmobiliaria /1/                                       10,597                 303,413
 FKP Property Group                                             4,976                  10,734
 Great Eagle Holdings                                           1,475                   3,691
 Hammerson                                                     52,503                 836,622
 Inmobiliaria Colonial                                          1,829                  97,429
 Inmobiliaria Urbis                                             7,704                 144,846
 IRSA Inversiones y Representaciones /1/                        9,200                 112,240
 JOINT                                                          1,732                  65,179
 Keppel Land                                                    7,716                  11,432
 Kerry Properties                                              48,303                 107,502
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (CONTINUED)
                                                                                 $
 Land Securities Group                                         42,986               1,070,990
                                                                                    4,028,227
REINSURANCE (0.01%)
 Korean Reinsurance                                             2,140                  13,459
RENTAL-AUTO & EQUIPMENT (0.09%)
 Ashtead Group /1/                                             37,411                  70,912
 Coates Hire                                                    7,546                  27,494
 Northgate                                                      6,016                  98,020
 Ramirent                                                         288                   5,408
 Sixt                                                             325                   8,322
 Speedy Hire                                                      910                  11,255
                                                                                      221,411
RETAIL-APPAREL & SHOE (0.11%)
 Edgars Consolidated Stores                                     4,284                 186,127
 Etam Developpement /1/                                           229                   7,069
 POINT                                                          2,005                  78,890
                                                                                      272,086
RETAIL-AUTOMOBILE (0.08%)
 Astra International                                          143,975                 187,345
RETAIL-BOOKSTORE (0.02%)
 Culture Convenience Club                                       2,215                  48,274
RETAIL-BUILDING PRODUCTS (0.11%)
 Grafton Group                                                 16,206                 186,879
 RONA /1/                                                       4,100                  82,616
                                                                                      269,495
RETAIL-CATALOG SHOPPING (0.00%)
 N Brown Group                                                  3,731                  10,048
RETAIL-CONSUMER ELECTRONICS (0.55%)
 Carphone Warehouse                                            61,510                 202,865
 Expert                                                           924                  10,035
 Yamada Denki                                                  19,100               1,099,702
                                                                                    1,312,602
RETAIL-CONVENIENCE STORE (0.35%)
 Alimentation Couche Tard /1/                                  53,800                 821,847
RETAIL-DISCOUNT (0.04%)
 Siam Makro /2/                                                57,099                  84,985
RETAIL-DRUG STORE (0.05%)
 Sundrug                                                        1,988                  78,580
 Tsuruha                                                        1,597                  51,019
                                                                                      129,599
RETAIL-HOME FURNISHINGS (0.05%)
 JD Group                                                      12,808                 123,212
RETAIL-HYPERMARKETS (0.05%)
 Organizacion Soriana                                          30,917                 128,481
RETAIL-JEWELRY (0.38%)
 Compagnie Financiere Richemont                                26,648                 896,518
RETAIL-MAJOR DEPARTMENT STORE (0.07%)
 David Jones                                                   32,060                  45,943
 Hyundai Department Store                                       2,210                 102,214
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
                                                                                 $
 PARCO                                                          2,372                  17,189
                                                                                      165,346
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.14%)
 Amplifon                                                         438                  27,823
 Foschini                                                      22,524                 133,315
 Ryohin Keikaku                                                 3,352                 165,770
                                                                                      326,908
RETAIL-OFFICE SUPPLIES (0.01%)
 Bechtle                                                          856                  19,296
RETAIL-PETROLEUM PRODUCTS (0.00%)
 RUBIS                                                             83                   5,170
RETAIL-PUBS (0.80%)
 Punch Taverns                                                143,997               1,894,494
RETAIL-SPORTING GOODS (0.01%)
 Blacks Leisure Group                                           2,382                  19,064
RETAIL-VIDEO RENTAL (0.02%)
 GEO                                                               21                  51,737
RUBBER & PLASTIC PRODUCTS (0.02%)
 Korea Kumho Petrochemical                                      1,090                  21,410
 Semperit  Holding                                                948                  25,938
                                                                                       47,348
RUBBER-TIRES (1.01%)
 Continental                                                   23,675               1,708,269
 Nokian Renkaat                                                34,268                 624,789
 Sumitomo Rubber Industries                                     7,334                  74,922
                                                                                    2,407,980
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.43%)
 Novatek Microelectronics                                      69,000                 295,725
 Taiwan Semiconductor Manufacturing                           307,649                 536,176
 United Microelectronics /1/                                  253,000                 184,055
                                                                                    1,015,956
SPECIAL PURPOSE BANKS (0.32%)
 DEPFA Bank                                                    45,514                 733,404
 IKB Deutsche Industriebank                                     1,402                  38,020
                                                                                      771,424
STEEL PIPE & TUBE (0.06%)
 Vallourec                                                        482                 138,765
 Vallourec-Rights /1/                                             482                   2,462
                                                                                      141,227
STEEL PRODUCERS (0.43%)
 China Steel                                                   87,520                  88,584
 Dongkuk Steel Mill                                             4,010                  55,872
 Gerdau AmeriSteel /1/                                         14,809                  63,115
 Godo Steel                                                     4,581                  15,875
 INI Steel                                                      7,020                  96,113
 IPSCO                                                          3,206                 139,831
 POSCO                                                          4,638                 203,933
 Russel Metals /1/                                              9,527                 107,731
 Tata Iron & Steel                                             12,828                 100,341
 Tenaris                                                        2,000                 156,540
                                                                                    1,027,935
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-SPECIALTY (0.23%)
                                                                                 $
 Hitachi Metals                                                77,257                 541,726
STORAGE & WAREHOUSING (0.02%)
 Mitsui-Soko                                                    6,550                  23,526
 Westshore Terminals                                            1,534                  14,854
                                                                                       38,380
TEA (0.04%)
 Tata Tea                                                       7,077                 100,922
TELECOMMUNICATION EQUIPMENT (0.05%)
 Option /1/                                                     2,663                  91,980
 Tamura Taiko Holdings                                          2,127                  16,776
                                                                                      108,756
TELECOMMUNICATION SERVICES (0.76%)
 AFK Sistema /1/                                               11,438                 187,354
 KT Freetel                                                    10,118                 234,961
 Orascom Telecom Holding                                        3,786                 191,980
 StarHub /1/                                                1,086,932               1,178,857
                                                                                    1,793,152
TELEPHONE-INTEGRATED (1.33%)
 China Netcom Group                                           176,402                 256,434
 Hellenic Telecommunications Organization                      61,717               1,198,475
 TDC                                                           13,313                 570,993
 Telefonos de Mexico                                           13,548                 255,922
 Telekom Austria                                               37,297                 725,621
 Telkom South Africa                                            9,922                 162,204
                                                                                    3,169,649
TELEVISION (1.23%)
 CanWest Global Communications /1/                             63,382                 704,820
 Mediaset                                                      96,573               1,138,766
 Modern Times Group /1/                                        34,732               1,065,228
 Ulster Television                                                853                   7,163
                                                                                    2,915,977
TOBACCO (2.37%)
 British American Tobacco                                     105,834               2,043,076
 Imperial Tobacco Group                                        67,012               1,804,123
 Japan Tobacco                                                    133               1,776,374
                                                                                    5,623,573
TOOLS-HAND HELD (0.07%)
 Hitachi Koki                                                   3,723                  35,043
 Makita                                                         7,221                 142,061
                                                                                      177,104
TRANSPORT-MARINE (0.99%)
 Berlian Laju Tanker                                          271,728                  24,778
 Brostrom                                                       1,036                  16,186
 Dampskibsselskabet Norden                                         25                  12,591
 Dampskibsselskabet Torm                                        3,319                 179,018
 DFDS                                                             116                   7,915
 Kawasaki Kisen Kaisha                                         21,804                 129,474
 Mitsui O.S.K. Lines                                          114,142                 705,598
 Nippon Yusen Kabushiki Kaisha                                142,933                 822,951
 Orient Overseas International                                 51,244                 224,139
 Precious Shipping /2/                                         70,451                  72,889
 Wan Hai Lines                                                108,000                 107,605
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                                 $
 Wilhelmsen                                                     1,555                  39,126
                                                                                    2,342,270
TRANSPORT-RAIL (0.77%)
 Canadian National Railway                                     19,700               1,136,835
 Canadian Pacific Railway                                      20,000                 692,195
                                                                                    1,829,030
TRANSPORT-SERVICES (0.06%)
 Arriva                                                        13,655                 133,270
 TransForce Income Fund                                           891                  12,134
                                                                                      145,404
TRANSPORT-TRUCK (0.00%)
 Hitachi Transport System                                       1,272                  11,077
TRAVEL SERVICES (0.02%)
 H.I.S.                                                         2,417                  52,240
TRUCKING & LEASING (0.01%)
 Mullen Transportation                                            246                  12,352
VETERINARY PRODUCTS (0.00%)
 Dechra Pharmaceuticals                                         1,824                   6,915
WATER (0.61%)
 Cia de Saneamento Basico do Estado de Sao
  Paulo /1/                                                 1,800,587                 106,823
 Kelda Group                                                   21,932                 274,199
 Suez                                                          39,418               1,070,394
                                                                                    1,451,416
WEB PORTALS (0.07%)
 Dacom /1/                                                     17,390                 166,412
WIRE & CABLE PRODUCTS (0.04%)
 LG Cable                                                       4,510                  96,222
WIRELESS EQUIPMENT (1.00%)
 Nokia                                                        139,881               2,345,462
 Pantech /1/                                                    5,710                  25,304
                                                                                    2,370,766
                                                 TOTAL COMMON STOCKS              223,832,024

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.44%)
COMMERCIAL BANKS (0.08%)
 Banco Itau Holding Financeira                                    986                 181,313
DIVERSIFIED MINERALS (0.15%)
 Caemi Mineracao e Metalurgica                                382,987                 356,795
FOOD-MEAT PRODUCTS (0.07%)
 Perdigao                                                       7,240                 167,089
PETROCHEMICALS (0.01%)
 Ultrapar Participacoes                                     1,632,758                  28,347
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
STEEL PRODUCERS (0.09%)
                                                                                 $
 Cia Siderurgica de Tubarao                                   280,022                  12,842
 Usinas Siderurgicas de Minas Gerais                           12,367                 201,098
                                                                                      213,940
TEXTILE-PRODUCTS (0.04%)
 Cia de Tecidos do Norte de Minas - Coteminas               1,126,438                 101,125
                                              TOTAL PREFERRED STOCKS                1,048,609

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.36%)
FINANCE-INVESTMENT BANKER & BROKER (4.36%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                           $                     $
  3.40%; 07/01/05                                          10,358,242              10,358,242
                                              TOTAL COMMERCIAL PAPER               10,358,242
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.03%)              235,238,875
CASH AND RECEIVABLES, NET OF LIABILITIES (0.97%)                                    2,309,048
                                          TOTAL NET ASSETS (100.00%)             $237,547,923
                                                                                 --------------

                                      118

See accompanying notes.

/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $493,953 or 0.21% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 29,062,591
Unrealized Depreciation                        (2,715,611)
                                             ------------
Net Unrealized Appreciation (Depreciation)     26,346,980
Cost for federal income tax purposes         $208,876,420

           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
 Argentina                     380,852              0.16
 Australia                   8,791,701              3.74
 Austria                     2,193,639              0.93
 Belgium                     2,180,530              0.93
 Bermuda                       120,920              0.05
 Brazil                      2,405,304              1.02
 Canada                     13,471,803              5.73
 Cayman Islands                116,664              0.05
 China                         792,068              0.34
 Colombia                      201,650              0.09
 Denmark                     3,065,996              1.30
 Egypt                         411,500              0.18
 Finland                     6,347,010              2.70
 France                     19,337,975              8.22
 Germany                    13,113,829              5.57
 Greece                      4,996,464              2.12
 Hong Kong                   4,379,989              1.86
 Hungary                       360,116              0.15
 India                       1,032,156              0.44
 Indonesia                     449,656              0.19
 Ireland                     3,112,594              1.32
 Israel                        706,060              0.30
 Italy                       7,688,708              3.27
 Japan                      36,078,052             15.34
 Korea                       4,738,632              2.01
 Malaysia                      594,204              0.25
 Mexico                      1,394,968              0.59
 Netherlands                 4,187,615              1.78
 Norway                      6,139,332              2.61
 Peru                          100,584              0.04
 Philippines                   180,226              0.08
 Poland                        125,447              0.05
 Portugal                      963,643              0.41
 Russia                        865,707              0.37
 Singapore                   1,290,900              0.55
 South Africa                1,603,030              0.68
 Spain                       3,872,418              1.65
 Sweden                      5,893,737              2.51
 Switzerland                11,186,321              4.76
 Taiwan                      3,408,057              1.45
 Thailand                      490,648              0.21
 United Kingdom             46,109,928             19.60
 United States              10,358,242              4.40
             TOTAL        $235,238,875            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (98.40%)
AGRICULTURAL OPERATIONS (0.87%)
                                                                       $
 Monsanto                                            36,600               2,301,042
AIRLINES (0.67%)
 Southwest Airlines                                 127,100               1,770,503
APPLICATIONS SOFTWARE (5.36%)
 Mercury Interactive /1/                             56,100               2,151,996
 Microsoft                                          395,000               9,811,800
 Red Hat /1/                                        172,300               2,257,130
                                                                         14,220,926
AUDIO & VIDEO PRODUCTS (0.57%)
 Harman International Industries                     18,600               1,513,296
BROADCASTING SERVICES & PROGRAMMING (1.16%)
 Liberty Media /1/                                  301,200               3,069,228
CABLE TV (2.35%)
 Rogers Communications                              189,700               6,237,336
CASINO HOTELS (0.66%)
 Wynn Resorts /1/                                    36,800               1,739,536
CASINO SERVICES (1.64%)
 International Game Technology                      154,500               4,349,175
CELLULAR TELECOMMUNICATIONS (4.28%)
 Nextel Communications /1/                          165,400               5,344,074
 Nextel Partners /1/                                238,700               6,008,079
                                                                         11,352,153
COMPUTERS (4.43%)
 Dell /1/                                           230,700               9,114,957
 Research In Motion /1/                              35,700               2,632,875
                                                                         11,747,832
COMPUTERS-MEMORY DEVICES (1.65%)
 EMC /1/                                            320,200               4,389,942
CONSULTING SERVICES (1.59%)
 Accenture /1/                                      186,000               4,216,620
CRUISE LINES (1.84%)
 Carnival                                            89,700               4,893,135
DATA PROCESSING & MANAGEMENT (1.24%)
 Automatic Data Processing                           78,600               3,298,842
DIVERSIFIED MANUFACTURING OPERATIONS (6.23%)
 Danaher                                            120,200               6,291,268
 General Electric                                   295,800              10,249,470
                                                                         16,540,738
E-COMMERCE-PRODUCTS (0.93%)
 Amazon.com /1/                                      74,500               2,464,460
E-COMMERCE-SERVICES (0.62%)
 eBay /1/                                            50,100               1,653,801
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.03%)
 Intel                                              285,600               7,442,736
 Xilinx                                             231,900               5,913,450
                                                                         13,356,186
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (1.73%)
                                                                       $
 Oracle /1/                                         347,300               4,584,360
ENTERTAINMENT SOFTWARE (0.35%)
 Electronic Arts /1/                                 16,200                 917,082
FIDUCIARY BANKS (2.46%)
 State Street                                       135,100               6,518,575
FINANCE-CONSUMER LOANS (1.65%)
 SLM                                                 86,400               4,389,120
FINANCE-INVESTMENT BANKER & BROKER (3.38%)
 Charles Schwab                                     152,700               1,722,456
 Citigroup                                          156,600               7,239,618
                                                                          8,962,074
FOOD-WHOLESALE & DISTRIBUTION (1.87%)
 Sysco                                              136,900               4,954,411
INTERNET BROKERS (1.58%)
 Ameritrade Holding /1/                             226,000               4,201,340
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.58%)
 Franklin Resources                                  54,300               4,180,014
MEDICAL INSTRUMENTS (2.95%)
 Medtronic                                           97,500               5,049,525
 St. Jude Medical /1/                                64,000               2,791,040
                                                                          7,840,565
MEDICAL PRODUCTS (0.46%)
 Zimmer Holdings /1/                                 16,100               1,226,337
MEDICAL-BIOMEDICAL/GENE (3.40%)
 Amgen /1/                                           60,000               3,627,600
 Genentech /1/                                       67,300               5,402,844
                                                                          9,030,444
MEDICAL-DRUGS (0.55%)
 Sepracor /1/                                        24,500               1,470,245
MEDICAL-HMO (6.32%)
 UnitedHealth Group                                 175,300               9,140,142
 WellPoint /1/                                      109,600               7,632,544
                                                                         16,772,686
MULTIMEDIA (1.03%)
 E.W. Scripps                                        56,100               2,737,680
NETWORKING PRODUCTS (1.74%)
 Juniper Networks /1/                               183,100               4,610,458
OIL & GAS DRILLING (1.15%)
 Transocean /1/                                      56,500               3,049,305
OIL-FIELD SERVICES (0.95%)
 Schlumberger                                        33,200               2,521,208
PHARMACY SERVICES (0.48%)
 Caremark Rx /1/                                     28,600               1,273,272
RETAIL-DISCOUNT (4.46%)
 Target                                              69,500               3,781,495
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                       $
 Wal-Mart Stores                                    167,300               8,063,860
                                                                         11,845,355
RETAIL-DRUG STORE (1.55%)
 Walgreen                                            89,700               4,125,303
RETAIL-PET FOOD & SUPPLIES (1.23%)
 PETsMART                                           107,200               3,253,520
RETAIL-REGIONAL DEPARTMENT STORE (1.77%)
 Kohl's /1/                                          83,800               4,685,258
SCHOOLS (1.80%)
 Apollo Group /1/                                    60,900               4,763,598
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.03%)
 Analog Devices                                     175,800               6,559,098
 Marvell Technology Group /1/                        79,600               3,027,984
 Maxim Integrated Products                           98,300               3,756,043
                                                                         13,343,125
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (2.06%)
 Corning /1/                                        328,600               5,461,332
THERAPEUTICS (2.02%)
 Gilead Sciences /1/                                122,000               5,366,780
WEB PORTALS (3.45%)
 Google /1/                                          12,600               3,706,290
 Yahoo /1/                                          157,100               5,443,515
                                                                          9,149,805
WIRELESS EQUIPMENT (0.28%)
 Qualcomm                                            22,200                 732,822
                                       TOTAL COMMON STOCKS              261,080,825
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (98.40%)              261,080,825
CASH AND RECEIVABLES, NET OF LIABILITIES (1.60%)                          4,245,949
                                TOTAL NET ASSETS (100.00%)             $265,326,774
                                                                       --------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 35,485,227
Unrealized Depreciation                        (5,393,408)
                                             ------------
Net Unrealized Appreciation (Depreciation)     30,091,819
Cost for federal income tax purposes         $230,989,006


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                           Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Technology                          65,858,295                 25.23%
 Consumer, Non-cyclical              59,216,000                 22.68
 Communications                      47,469,075                 18.18
 Consumer, Cyclical                  38,175,081                 14.62
 Financial                           28,251,123                 10.82
 Industrial                          16,540,738                  6.34
 Energy                               5,570,513                  2.13
                   TOTAL           $261,080,825                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY INCOME ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (78.37%)
AEROSPACE & DEFENSE (1.11%)
                                                                              $
 Northrop Grumman                                           11,990                662,447
AEROSPACE & DEFENSE EQUIPMENT (0.76%)
 United Technologies                                         8,800                451,880
APPAREL MANUFACTURERS (0.46%)
 VF                                                          4,800                274,656
APPLICATIONS SOFTWARE (0.71%)
 Microsoft                                                  17,100                424,764
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.30%)
 Volvo                                                       4,440                180,808
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.78%)
 Autoliv                                                    10,700                468,660
BEVERAGES-NON-ALCOHOLIC (0.20%)
 PepsiCo                                                     2,200                118,646
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.28%)
 CSR                                                        42,300                 86,411
 Fletcher Building                                          17,400                 83,659
                                                                                  170,070
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.15%)
 Heijmans                                                    1,900                 89,134
CASINO HOTELS (0.53%)
 Harrah's Entertainment                                      4,400                317,108
CHEMICALS-DIVERSIFIED (1.40%)
 Dow Chemical                                               10,500                467,565
 PPG Industries                                              5,887                369,468
                                                                                  837,033
COATINGS & PAINT (0.46%)
 Sherwin-Williams                                            5,800                273,122
COMMERCIAL BANKS (3.31%)
 Associated Banc-Corp                                       11,000                370,260
 Australia & New Zealand Banking Group                       8,000                132,631
 Bank of Hawaii                                              4,400                223,300
 BNP Paribas                                                 2,270                155,822
 Commonwealth Bank of Australia                              7,900                228,526
 Danske Bank                                                 5,100                153,490
 DnB                                                         8,900                 92,910
 HBOS                                                        9,400                144,985
 North Fork Bancorp                                          5,600                157,304
 Societe Generale                                            1,320                134,477
 Sparebanken Midt-Norge                                      1,900                 87,766
 Suncorp-Metway                                              6,300                 96,571
                                                                                1,978,042
DIVERSIFIED MANUFACTURING OPERATIONS (2.61%)
 Eaton                                                       6,770                405,523
 General Electric                                           18,600                644,490
 Honeywell International                                    11,000                402,930
 Textron                                                     1,400                106,190
                                                                                1,559,133
ELECTRIC-INTEGRATED (6.71%)
 Constellation Energy Group                                 12,680                731,509
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                              $
 E.ON                                                        1,950                173,942
 Edison International                                       19,000                770,450
 Enel                                                       12,500                108,959
 Exelon                                                     16,100                826,413
 Fortum                                                      5,800                 93,039
 PPL                                                         5,430                322,433
 Scottish & Southern Energy                                 10,400                188,930
 Scottish Power                                             23,100                205,577
 TECO Energy                                                11,000                208,010
 TXU                                                         4,600                382,214
                                                                                4,011,476
FINANCE-INVESTMENT BANKER & BROKER (2.38%)
 Citigroup                                                  25,502              1,178,957
 JP Morgan Chase                                             6,880                243,002
                                                                                1,421,959
FINANCE-MORTGAGE LOAN/BANKER (0.81%)
 CharterMac                                                 12,390                272,084
 Countrywide Financial                                       5,500                212,355
                                                                                  484,439
FOOD-MISCELLANEOUS/DIVERSIFIED (0.64%)
 General Mills                                               3,800                177,802
 Kellogg                                                     4,600                204,424
                                                                                  382,226
GAS-DISTRIBUTION (0.75%)
 UGI                                                        16,000                446,400
HOTELS & MOTELS (0.19%)
 Starwood Hotels & Resorts Worldwide                         1,890                110,697
INVESTMENT COMPANIES (0.44%)
 American Capital Strategies                                 7,300                263,603
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.70%)
 Nuveen Investments                                         11,200                421,344
LIFE & HEALTH INSURANCE (0.98%)
 Friends Provident                                          54,000                175,919
 Lincoln National                                            8,700                408,204
                                                                                  584,123
MEDICAL PRODUCTS (0.43%)
 Johnson & Johnson                                           4,000                260,000
MEDICAL-DRUGS (0.94%)
 Merck                                                      12,900                397,320
 Orion OYJ                                                   8,560                165,189
                                                                                  562,509
MEDICAL-HOSPITALS (0.47%)
 Parkway Holdings                                          253,800                282,786
METAL PROCESSORS & FABRICATION (0.46%)
 Timken                                                     12,000                277,200
METAL-DIVERSIFIED (0.41%)
 Freeport-McMoRan Copper & Gold                              6,600                247,104
MISCELLANEOUS INVESTING (16.75%)
 AMB Property                                                5,400                234,522
 American Home Mortgage Investment                          25,270                883,439
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 Arbor Realty Trust                                         22,600                648,620
 Archstone-Smith Trust                                       6,300                243,306
 AvalonBay Communities                                       3,200                258,560
 BioMed Realty Trust                                        10,556                251,761
 Boston Properties                                           4,300                301,000
 Camden Property Trust                                       5,500                295,625
 Capital Automotive                                          5,700                217,569
 CBL & Associates Properties                                 5,000                215,350
 Developers Diversified Realty                               8,900                409,044
 Eastgroup Properties                                        2,800                117,908
 Equity Office Properties Trust                             13,600                450,160
 Equity Residential Properties Trust                         9,200                338,744
 Essex Property Trust                                        2,400                199,344
 General Growth Properties                                   5,300                217,777
 Gramercy Capital                                           21,900                535,674
 Kilroy Realty                                               6,100                289,689
 Kimco Realty                                                3,500                206,185
 Macerich                                                    5,600                375,480
 Mills                                                       2,222                135,076
 Newcastle Investment                                       16,300                491,445
 Nieuwe Steen Investments                                    3,460                 79,588
 Regency Centers                                             1,600                 91,520
 Simon Property Group                                        7,800                565,422
 SL Green Realty                                             2,300                148,350
 Sovran Self Storage                                         4,700                213,662
 Thornburg Mortgage                                         15,900                463,167
 United Dominion Realty Trust                               13,600                327,080
 Ventas                                                     11,600                350,320
 Vornado Realty Trust                                        5,800                466,320
                                                                               10,021,707
MONEY CENTER BANKS (2.25%)
 Bank of America                                            22,360              1,019,840
 Lloyds TSB Group                                           38,200                323,868
                                                                                1,343,708
MORTGAGE BANKS (0.14%)
 Sparebanken Nord-Norge                                      4,300                 80,899
MULTI-LINE INSURANCE (1.66%)
 Assurances Generales de France                              1,030                 84,420
 Aviva                                                      11,500                128,213
 Cincinnati Financial                                        7,665                303,227
 ING Groep                                                  10,900                308,394
 Milano Assicurazioni                                       13,400                 83,547
 Storebrand                                                  9,400                 88,065
                                                                                  995,866
MULTIMEDIA (0.44%)
 McGraw-Hill                                                 6,000                265,500
NON-HOTEL GAMBLING (0.66%)
 Greek Organisation of Football Prognostics                 13,700                396,736
OIL COMPANY-EXPLORATION & PRODUCTION (0.28%)
 Total Gabon                                                   260                166,513
OIL COMPANY-INTEGRATED (7.24%)
 Amerada Hess                                                1,500                159,765
 ChevronTexaco                                              11,210                626,863
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                              $
 ConocoPhillips                                             11,000                632,390
 ENI                                                        13,670                352,673
 Exxon Mobil                                                25,604              1,471,462
 Occidental Petroleum                                        5,280                406,190
 Royal Dutch Petroleum                                       6,200                405,327
 Shell Transport & Trading                                  28,180                274,148
                                                                                4,328,818
OIL REFINING & MARKETING (0.63%)
 Sunoco                                                      3,320                377,418
PIPELINES (1.18%)
 Equitable Resources                                         5,400                367,200
 Questar                                                     5,100                336,090
                                                                                  703,290
PRINTING-COMMERCIAL (0.16%)
 R.R. Donnelley & Sons                                       2,700                 93,177
PROPERTY & CASUALTY INSURANCE (0.13%)
 Promina Group                                              21,000                 75,394
PROPERTY TRUST (0.27%)
 Investa Property Group                                     50,300                 74,381
 Macquarie Leisure Trust Group                              59,400                 89,197
                                                                                  163,578
PUBLICLY TRADED INVESTMENT FUND (0.19%)
 iShares Cohen & Steers Realty Majors Index
  Fund                                                       1,600                113,920
REAL ESTATE MANAGEMENT & SERVICES (0.41%)
 Corio                                                       4,400                245,942
REGIONAL BANKS (3.03%)
 Comerica                                                    4,800                277,440
 KeyCorp                                                    13,900                460,785
 National City                                               6,200                211,544
 Wachovia                                                   10,680                529,728
 Wells Fargo                                                 5,400                332,532
                                                                                1,812,029
RETAIL-BUILDING PRODUCTS (0.29%)
 Home Depot                                                  4,500                175,050
RETAIL-DISCOUNT (0.34%)
 Wal-Mart Stores                                             4,174                201,187
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 David Jones                                                43,800                 62,766
RETAIL-RESTAURANTS (0.37%)
 McDonald's                                                  8,045                223,249
STEEL PRODUCERS (0.15%)
 Rautaruukki Oyj                                             6,000                 89,709
TELEPHONE-INTEGRATED (7.41%)
 ALLTEL                                                      5,500                342,540
 AT&T                                                       29,000                552,160
 BellSouth                                                  24,468                650,115
 Citizens Communications                                    48,290                649,018
 SBC Communications                                         35,190                835,762
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                              $
 Sprint                                                     13,340                334,701
 TDC                                                         7,870                337,543
 Telecom Italia                                             70,757                221,008
 Verizon Communications                                     14,774                510,442
                                                                                4,433,289
TOBACCO (3.06%)
 Altria Group                                               14,212                918,948
 British American Tobacco                                    7,200                138,993
 Imperial Tobacco Group                                      9,220                248,224
 Reynolds American                                           6,690                527,172
                                                                                1,833,337
TRANSPORT-MARINE (1.45%)
 General Maritime                                            6,296                266,951
 Neptune Orient Lines                                       37,100                 83,114
 Orient Overseas International                              83,400                364,787
 Ship Finance International                                  2,875                 54,366
 Ship Finance International                                    500                  9,455
 SMIT Internationale                                         1,900                 88,214
                                                                                  866,887
TRANSPORT-RAIL (0.25%)
 Burlington Northern Santa Fe                                3,200                150,656
WATER (0.16%)
 Kelda Group                                                 7,500                 93,767
                                              TOTAL COMMON STOCKS              46,875,761

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (14.34%)
CELLULAR TELECOMMUNICATIONS (0.31%)
 U.S. Cellular                                               6,800                186,320
COMMERCIAL BANKS (2.59%)
 CoBank /1/                                                 19,600              1,075,236
 Royal Bank of Scotland Group                               10,500                266,385
 Zions Capital Trust                                         7,800                208,650
                                                                                1,550,271
DIVERSIFIED FINANCIAL SERVICES (0.63%)
 Citigroup Capital XI                                       15,000                376,800
ELECTRIC-INTEGRATED (1.24%)
 Consolidated Edison                                         3,044                 78,596
 DTE Energy Trust I                                          3,360                 87,931
 Energy East Capital Trust I                                 7,315                192,019
 Entergy Louisiana                                          14,720                385,811
                                                                                  744,357
FINANCE-CONSUMER LOANS (0.44%)
 HSBC Finance                                               10,500                262,829
FINANCE-INVESTMENT BANKER & BROKER (0.72%)
 JP Morgan Chase Capital X                                  10,000                260,000
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                              $
 St. Paul Capital Trust I                                    6,400                168,064
                                                                                  428,064
FINANCE-OTHER SERVICES (0.72%)
 National Rural Utilities Cooperative
  Finance  5.95%                                            17,500                429,298
FOOD-RETAIL (0.17%)
 Albertson's                                                 4,600                102,902
GAS-DISTRIBUTION (0.39%)
 AGL Capital Trust II                                        8,915                230,809
MISCELLANEOUS INVESTING (2.41%)
 AMB Property                                                1,400                 35,980
 Duke Realty                                                20,200                505,606
 Federal Realty Investment Trust                             5,000                132,700
 HRPT Properties Trust                                       5,900                159,772
 Public Storage                                              7,100                177,145
 Realty Income                                              10,000                262,000
 Regency Centers                                             6,523                167,315
                                                                                1,440,518
MONEY CENTER BANKS (0.40%)
 ABN AMRO Capital Funding Trust V                            7,700                187,341
 JP Morgan Chase Capital XVI                                 2,000                 50,680
                                                                                  238,021
MULTI-LINE INSURANCE (1.59%)
 AEGON                                                      23,000                581,210
 Hartford Capital III                                        4,200                108,234
 MetLife                                                    10,500                264,390
                                                                                  953,834
PIPELINES (0.51%)
 TransCanada PipeLines                                      11,743                304,144
REGIONAL BANKS (0.64%)
 BAC Capital Trust V                                        15,000                380,100
SPECIAL PURPOSE ENTITY (1.24%)
 Corporate-Backed Trust Certificates for
  Bellsouth Capital Funding Debs                             4,600                120,032
 Corporate-Backed Trust Certificates for
  DaimlerChrysler                                            4,500                114,750
 Mississippi Power Capital Trust II                          4,700                120,790
 Preferred Plus Trust                                        7,700                192,192
 Trust Certificates 2001-3 BellSouth                         3,600                 92,124
 Trust Certificates 2001-4 BellSouth                         4,000                102,800
                                                                                  742,688
TELEPHONE-INTEGRATED (0.34%)
 SBC Communications                                          8,000                204,880
                                           TOTAL PREFERRED STOCKS               8,575,835

                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (3.57%)
ELECTRIC-INTEGRATED (1.34%)
 Georgia Power Capital Trust VI
                                                         $                    $
  4.88%; 11/01/42                                          800,000                805,541
OIL COMPANY-INTEGRATED (0.96%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                          525,000                572,383
PIPELINES (1.27%)
 KN Capital Trust III
  7.63%; 04/15/28                                          650,000                760,825
                                                      TOTAL BONDS               2,138,749

                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.44%)
FINANCE-MORTGAGE LOAN/BANKER (3.44%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
  2.65%; 07/01/05                                        2,059,725              2,059,725
                                           TOTAL COMMERCIAL PAPER               2,059,725
                                                                              -----------

                             TOTAL PORTFOLIO INVESTMENTS (99.72%)              59,650,070
CASH AND RECEIVABLES, NET OF LIABILITIES (0.28%)                                  164,550
                                       TOTAL NET ASSETS (100.00%)             $59,814,620
                                                                              -------------

See accompanying notes.

/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $1,075,236 or 1.80% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 4,086,917
Unrealized Depreciation                         (803,137)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,283,780
Cost for federal income tax purposes         $56,366,290

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                             Value               Percentage of
                                                            Total Value
-----------------------------------------------------------------------------
                                    $
 Financial                            26,695,054                    44.75%
 Energy                                7,213,390                    12.09
 Utilities                             6,332,351                    10.62
 Communications                        5,089,989                     8.53
 Industrial                            4,227,408                     7.09
 Consumer, Non-cyclical                3,635,583                     6.10
 Consumer, Cyclical                    2,410,917                     4.04
 Government                            2,059,725                     3.45
 Basic Materials                       1,446,969                     2.43
 Technology                              424,764                     0.71
 Funds                                   113,920                     0.19
                    TOTAL            $59,650,070                   100.00%
                                    ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              EQUITY VALUE ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (93.65%)
AEROSPACE & DEFENSE (0.64%)
                                                                   $
 Northrop Grumman                                   290                16,023
APPAREL MANUFACTURERS (1.24%)
 Liz Claiborne                                      370                14,711
 VF                                                 290                16,594
                                                                       31,305
APPLIANCES (0.67%)
 Whirlpool                                          240                16,826
APPLICATIONS SOFTWARE (1.57%)
 Microsoft                                        1,590                39,496
ATHLETIC FOOTWEAR (0.50%)
 Reebok International                               300                12,549
AUTO-CARS & LIGHT TRUCKS (1.31%)
 General Motors                                     400                13,600
 Toyota Motor                                       270                19,302
                                                                       32,902
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.46%)
 Lear                                               320                11,642
BEVERAGES-NON-ALCOHOLIC (1.63%)
 Coca-Cola                                          520                21,710
 Pepsi Bottling Group                               680                19,455
                                                                       41,165
BREWERY (0.64%)
 Molson Coors Brewing                               260                16,120
CHEMICALS-DIVERSIFIED (1.02%)
 PPG Industries                                     410                25,732
COMPUTER SERVICES (0.78%)
 Computer Sciences /1/                              450                19,665
COMPUTERS (2.94%)
 Hewlett-Packard                                  1,860                43,729
 International Business Machines                    410                30,422
                                                                       74,151
DATA PROCESSING & MANAGEMENT (0.68%)
 Fiserv /1/                                         400                17,180
DIVERSIFIED MANUFACTURING OPERATIONS (3.61%)
 Dover                                              430                15,643
 General Electric                                   830                28,760
 Ingersoll-Rand                                     290                20,691
 Tyco International                                 890                25,988
                                                                       91,082
ELECTRIC-INTEGRATED (3.44%)
 Exelon                                             740                37,984
 NiSource                                           720                17,806
 PPL                                                520                30,877
                                                                       86,667
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.76%)
 Intel                                              740                19,284
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.82%)
                                                                   $
 Bank of New York                                   720                20,722
FINANCE-INVESTMENT BANKER & BROKER (9.34%)
 Citigroup                                        2,410               111,414
 JP Morgan Chase                                  1,540                54,393
 Merrill Lynch                                      620                34,106
 Morgan Stanley                                     680                35,680
                                                                      235,593
FINANCE-MORTGAGE LOAN/BANKER (3.34%)
 Federal Home Loan Mortgage                       1,290                84,147
FINANCIAL GUARANTEE INSURANCE (0.57%)
 MGIC Investment                                    220                14,348
FOOD-MISCELLANEOUS/DIVERSIFIED (2.25%)
 H.J. Heinz                                         580                20,544
 Sara Lee                                           720                14,263
 Unilever                                           340                22,042
                                                                       56,849
FOOD-RETAIL (0.97%)
 Kroger /1/                                       1,290                24,549
FORESTRY (1.26%)
 Weyerhaeuser                                       500                31,825
HOME DECORATION PRODUCTS (0.76%)
 Newell Rubbermaid                                  800                19,072
INSTRUMENTS-CONTROLS (0.71%)
 Parker Hannifin                                    290                17,983
INSURANCE BROKERS (0.46%)
 Marsh & McLennan                                   420                11,634
LIFE & HEALTH INSURANCE (0.72%)
 Torchmark                                          350                18,270
MACHINERY-FARM (0.70%)
 Deere                                              270                17,682
MEDICAL PRODUCTS (1.76%)
 Baxter International                               460                17,066
 Johnson & Johnson                                  420                27,300
                                                                       44,366
MEDICAL-DRUGS (3.09%)
 Abbott Laboratories                                580                28,426
 Bristol-Myers Squibb                               690                17,236
 Merck                                              380                11,704
 Wyeth                                              460                20,470
                                                                       77,836
MEDICAL-HOSPITALS (0.43%)
 HCA                                                190                10,767
METAL-ALUMINUM (0.73%)
 Alcoa                                              700                18,291
MONEY CENTER BANKS (3.17%)
 Bank of America                                  1,750                79,817
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (4.61%)
 Allstate                                           570            $   34,058
 American International Group                       510                29,631
 Hartford Financial Services Group                  390                29,164
 Loews                                              300                23,250
                                                                      116,103
MULTIMEDIA (1.56%)
 Time Warner /1/                                  2,350                39,268
NON-HAZARDOUS WASTE DISPOSAL (0.66%)
 Waste Management                                   590                16,721
OFFICE AUTOMATION & EQUIPMENT (0.68%)
 Xerox /1/                                        1,250                17,238
OIL COMPANY-INTEGRATED (10.57%)
 ChevronTexaco                                      840                46,973
 ConocoPhillips                                     800                45,992
 Exxon Mobil                                      1,790               102,871
 Royal Dutch Petroleum                            1,090                70,741
                                                                      266,577
PRINTING-COMMERCIAL (0.70%)
 R.R. Donnelley & Sons                              510                17,600
PUBLICLY TRADED INVESTMENT FUND (2.17%)
 Standard & Poor's 500 Depository
  Receipts                                          460                54,795
PUBLISHING-NEWSPAPERS (1.07%)
 Gannett                                            380                27,029
REGIONAL BANKS (6.26%)
 National City                                      350                11,942
 PNC Financial Services Group                       410                22,328
 U.S. Bancorp                                     1,140                33,288
 Wachovia                                           750                37,200
 Wells Fargo                                        860                52,959
                                                                      157,717
RETAIL-APPAREL & SHOE (0.62%)
 Gap                                                790                15,603
RETAIL-AUTO PARTS (0.38%)
 Advance Auto Parts /1/                             150                 9,683
RETAIL-DISCOUNT (1.08%)
 Dollar General                                     700                14,252
 Wal-Mart Stores                                    270                13,014
                                                                       27,266
RETAIL-DRUG STORE (0.66%)
 CVS                                                570                16,570
RETAIL-RESTAURANTS (1.27%)
 McDonald's                                       1,150                31,912
SAVINGS & LOANS-THRIFTS (1.26%)
 Washington Mutual                                  780                31,738
STEEL PRODUCERS (0.25%)
 Nucor                                              140                 6,387
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.24%)
 Avaya /1/                                          730            $    6,074
TELEPHONE-INTEGRATED (4.76%)
 ALLTEL                                             280                17,438
 AT&T                                               300                 5,712
 BellSouth                                          940                24,976
 SBC Communications                               1,290                30,638
 Sprint                                             870                21,828
 Verizon Communications                             560                19,348
                                                                      119,940
TOBACCO (1.39%)
 Altria Group                                       540                34,916
TRANSPORT-RAIL (0.49%)
 Norfolk Southern                                   400                12,384
                                   TOTAL COMMON STOCKS              2,361,061
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (93.65%)              2,361,061
CASH AND RECEIVABLES, NET OF LIABILITIES (6.35%)                      160,077
                            TOTAL NET ASSETS (100.00%)             $2,521,138
                                                                   ------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $  180,267
Unrealized Depreciation                         (59,265)
                                             ----------
Net Unrealized Appreciation (Depreciation)      121,002
Cost for federal income tax purposes         $2,240,059


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                          Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
                                  $
 Financial                            685,943                   29.05%
 Consumer, Non-cyclical               324,168                   13.73
 Energy                               266,577                   11.29
 Consumer, Cyclical                   225,330                    9.54
 Communications                       192,312                    8.15
 Technology                           187,013                    7.92
 Industrial                           171,875                    7.28
 Utilities                             86,667                    3.67
 Government                            84,147                    3.57
 Basic Materials                       82,234                    3.48
 Funds                                 54,795                    2.32
                  TOTAL            $2,361,061                  100.00%
                                  ---------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                                      136

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (45.62%)
ASSET BACKED SECURITIES (1.01%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates
                                                     $                     $
  3.54%; 12/25/33 /1/                                 2,217,012               2,219,236
  3.60%; 09/25/33 /1/                                 1,106,303               1,108,228
                                                                              3,327,464
FEDERAL & FEDERALLY SPONSORED CREDIT (3.22%)
 Federal Farm Credit Bank
  2.63%; 09/17/07                                     3,000,000               2,925,291
  3.00%; 04/15/08                                     1,750,000               1,713,787
  3.75%; 01/15/09                                     6,000,000               5,964,222
                                                                             10,603,300
FINANCE-MORTGAGE LOAN/BANKER (34.31%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                     3,750,000               3,683,887
  2.45%; 03/23/07                                     2,000,000               1,954,904
  2.63%; 05/15/07                                     7,000,000               6,848,226
  5.80%; 09/02/08                                     6,000,000               6,336,864
 Federal Home Loan Mortgage
  3.42%; 04/15/30 /1/                                 5,500,000               5,500,759
  3.52%; 06/15/18 /1/                                 5,374,888               5,390,438
  3.52%; 11/15/34 /1/                                 6,263,662               6,279,164
  3.75%; 11/15/06                                     4,000,000               3,997,368
  4.13%; 07/12/10                                     3,200,000               3,210,474
  4.63%; 05/28/13                                     3,000,000               2,966,238
  4.88%; 03/15/07                                    10,000,000              10,181,990
  4.88%; 11/15/13                                     3,200,000               3,348,077
 Federal National Mortgage Association
  3.25%; 08/15/08                                     6,700,000               6,575,340
  3.51%; 04/25/34 /1/                                 6,437,846               6,437,730
  3.56%; 11/25/22 /1/                                 2,425,799               2,427,422
  3.56%; 03/25/35 /1/                                 5,901,299               5,901,860
  3.61%; 10/25/18 /1/                                 1,332,903               1,335,385
  4.29%; 02/17/09 /1/                                 4,000,000               3,969,800
  4.38%; 03/15/13                                     3,250,000               3,302,917
  5.25%; 08/01/12                                     3,200,000               3,372,950
  5.38%; 11/15/11                                     3,000,000               3,215,040
 Federal National Mortgage Association Grantor
  Trust
  3.40%; 07/25/35 /1/ /2/                             3,500,000               3,500,000
  3.66%; 05/25/35 /1/                                 2,937,598               2,938,517
 Federal National Mortgage Association Whole
  Loan
  3.46%; 05/25/35 /1/                                 2,916,393               2,917,224
 Government National Mortgage Association
  0.99%; 06/17/45 /1/                                28,913,273               1,829,111
  1.92%; 10/16/12 /1/                                81,000,000               5,740,389
                                                                            113,162,074
FINANCE-OTHER SERVICES (0.89%)
 Private Export Funding
  3.38%; 02/15/09                                     3,000,000               2,949,129
HOME EQUITY-OTHER (1.38%)
 First NLC Trust
  3.32%; 05/25/35 /1/                                 2,962,799               2,962,740
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Option One Mortgage Loan Trust
                                                     $                     $
  3.44%; 05/25/35 /1/                                 1,600,000               1,598,928
                                                                              4,561,668
HOME EQUITY-SEQUENTIAL (1.14%)
 Residential Asset Securities
  3.51%; 05/25/35 /1/                                 3,750,000               3,749,925
MORTGAGE BACKED SECURITIES (3.67%)
 Banc of America Commercial Mortgage
  4.73%; 07/10/43 /1/                                 2,500,000               2,509,565
 IMPAC Secured Assets Commercial Mortgage
  Owner Trust
  3.58%; 12/25/31 /1/                                 2,075,000               2,073,349
 LB-UBS Commercial Mortgage Trust
  0.77%; 07/15/40 /1/ /3/                            87,108,000               3,505,487
 Merrill Lynch Mortgage Trust
  0.60%; 05/12/43                                    39,970,000               1,353,304
 Wachovia Bank Commercial Mortgage Trust
  0.58%; 05/15/44 /1/                                78,720,000               2,674,276
                                                                             12,115,981
                                                   TOTAL BONDS              150,469,541

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (21.56%)
4.00%; 07/01/10                                       2,220,592               2,197,236
4.50%; 02/01/10                                         994,147                 995,945
4.50%; 07/01/10                                       2,428,278               2,432,671
4.50%; 06/01/18                                       3,931,026               3,916,422
4.50%; 07/01/20 /4/                                   3,250,000               3,234,764
4.59%; 10/01/33 /1/                                   3,324,122               3,277,934
5.00%; 12/01/32                                       1,971,318               1,974,927
5.00%; 06/01/33                                       7,441,807               7,453,670
5.00%; 09/01/35 /4/                                  11,250,000              11,200,781
5.50%; 09/01/17                                       1,181,033               1,212,578
5.50%; 07/01/20 /4/                                  17,350,000              17,800,024
5.50%; 02/01/24                                         166,637                 169,059
5.50%; 03/01/24                                          54,832                  55,628
5.50%; 03/01/33                                       3,879,472               3,937,129
6.00%; 01/01/09                                         246,622                 254,132
6.00%; 01/01/09                                          37,750                  38,738
6.00%; 02/01/09                                          50,321                  51,810
6.00%; 06/01/09                                         207,465                 210,725
6.00%; 07/01/09                                         318,702                 329,050
6.00%; 11/01/16                                         509,764                 527,079
6.00%; 12/01/23                                         111,224                 114,535
6.00%; 08/01/25                                          56,104                  57,777
6.00%; 01/01/26                                          23,844                  24,555
6.00%; 12/01/31                                         431,594                 443,282
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                     $                     $
6.50%; 07/01/16                                         291,689                 303,539
6.50%; 05/01/17                                         583,929                 607,652
6.50%; 06/01/18                                          70,266                  73,162
6.50%; 04/01/24                                          78,001                  81,162
6.50%; 07/01/24                                          40,709                  42,358
6.50%; 04/01/26                                          65,922                  68,491
6.50%; 05/01/26                                          59,645                  62,025
6.50%; 05/01/26                                          71,031                  73,798
6.50%; 12/01/27                                          56,224                  58,416
6.50%; 01/01/28                                          49,809                  51,751
6.50%; 03/01/28                                          58,277                  60,554
6.50%; 09/01/28                                          42,100                  43,745
6.50%; 09/01/28                                          97,776                 101,596
6.50%; 10/01/28                                         324,302                 336,972
6.50%; 11/01/28                                          80,752                  83,907
6.50%; 12/01/28                                         167,188                 173,720
6.50%; 07/01/31                                         282,897                 293,475
6.50%; 08/01/31                                         114,297                 118,571
6.50%; 10/01/31                                         107,474                 111,493
6.50%; 12/01/31                                         369,275                 383,083
6.50%; 02/01/32                                         369,122                 382,924
6.50%; 05/01/32                                         764,579                 792,699
6.50%; 08/01/32                                         717,161                 743,537
6.50%; 08/01/32                                       2,440,880               2,530,651
7.00%; 09/01/23                                          78,748                  83,278
7.00%; 12/01/23                                          49,934                  52,830
7.00%; 01/01/24                                          49,061                  51,893
7.00%; 09/01/27                                          70,207                  74,054
7.00%; 02/01/28                                          33,408                  35,239
7.00%; 04/01/28                                         310,511                 327,454
7.00%; 05/01/28                                          48,854                  51,519
7.00%; 08/01/28                                          91,767                  96,774
7.00%; 10/01/31                                         186,326                 196,188
7.50%; 10/01/30                                         189,132                 202,515
7.50%; 02/01/31                                         149,003                 159,546
7.50%; 02/01/31                                          44,568                  47,722
8.00%; 10/01/30                                         212,609                 228,952
                                      TOTAL FHLMC CERTIFICATES               71,097,696

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (22.23%)
4.00%; 09/01/18                                       8,247,317               8,090,107
4.50%; 08/01/09                                         725,928                 724,437
4.50%; 11/01/14                                       6,164,670               6,186,511
4.73%; 12/01/33 /1/                                   3,019,480               3,014,256
4.75%; 02/01/35 /1/                                   3,956,123               3,985,225
4.77%; 04/01/35 /1/                                   3,197,584               3,205,543
4.95%; 10/01/33 /1/                                   2,031,999               2,043,667
5.00%; 01/01/18                                       3,090,984               3,129,257
5.16%; 12/01/33 /1/                                   2,082,061               2,098,118
5.50%; 08/01/17                                       1,015,399               1,043,055
5.50%; 01/01/18                                       2,092,475               2,149,468
5.50%; 07/01/19                                         640,518                 657,938
5.50%; 08/01/19                                         187,545                 192,646
5.50%; 08/01/19                                         281,785                 289,449
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                     $                     $
5.50%; 08/01/19                                         183,182                 188,164
5.50%; 08/01/19                                         130,777                 134,334
5.50%; 08/01/19                                         433,784                 445,582
5.50%; 08/01/19                                         384,835                 395,301
5.50%; 09/01/19                                         887,731                 911,875
5.50%; 10/01/19                                         359,265                 369,036
5.50%; 05/01/24                                         445,921                 452,245
5.50%; 09/01/33                                      12,174,632              12,352,345
6.00%; 02/01/09                                         208,159                 214,261
6.00%; 08/01/16                                         674,785                 697,906
6.00%; 06/01/22                                         505,436                 520,807
6.00%; 11/01/23                                          86,681                  89,229
6.00%; 03/01/26                                          33,952                  34,940
6.00%; 11/01/28                                         317,639                 326,469
6.00%; 12/01/31                                         364,389                 374,050
6.00%; 01/01/33                                       1,292,259               1,325,703
6.00%; 03/01/33                                         725,948                 744,736
6.00%; 07/01/35 /4/                                  11,400,000              11,685,000
6.50%; 06/01/16                                         387,812                 403,867
6.50%; 08/01/17                                         749,971                 781,081
6.50%; 11/01/23                                         115,187                 119,895
6.50%; 05/01/24                                         140,389                 146,041
6.50%; 07/01/25                                          20,438                  21,250
6.50%; 08/01/25                                         139,324                 146,059
6.50%; 02/01/26                                          37,887                  39,356
6.50%; 03/01/26                                          31,264                  32,477
6.50%; 05/01/26                                          61,148                  63,519
6.50%; 06/01/26                                          34,054                  35,375
6.50%; 07/01/28                                          25,308                  26,281
6.50%; 09/01/28                                          26,968                  28,005
6.50%; 04/01/29                                         156,713                 162,749
6.50%; 09/01/31                                         500,034                 518,678
6.50%; 02/01/32                                         499,384                 517,682
7.00%; 01/01/27                                          28,481                  30,136
7.00%; 11/01/27                                          21,681                  22,909
7.00%; 10/01/29                                         304,972                 321,865
7.00%; 06/01/30                                         130,702                 137,870
7.00%; 05/01/31                                         227,014                 239,452
7.00%; 02/01/32                                         291,939                 307,951
7.00%; 04/01/32                                         622,069                 656,186
7.50%; 04/01/22                                          16,751                  17,950
7.50%; 04/01/22                                          31,336                  33,579
7.50%; 07/01/27                                          42,445                  45,437
7.50%; 05/01/31                                         334,265                 357,176
8.00%; 06/01/30                                          28,124                  30,247
                                       TOTAL FNMA CERTIFICATES               73,314,733

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (4.91%)
5.00%; 07/01/35 /4/                                   3,000,000               3,022,500
5.50%; 05/20/35                                       2,495,092               2,545,038
5.50%; 07/01/35 /4/                                   4,900,000               5,002,596
6.00%; 05/20/24                                         247,424                 255,526
6.00%; 06/20/24                                         397,644                 410,665
6.00%; 06/20/24                                         110,640                 114,263
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                     $                     $
6.00%; 11/20/25                                          94,468                  97,542
6.00%; 02/20/26                                          49,373                  50,966
6.00%; 04/20/26                                          93,343                  96,353
6.00%; 05/20/26                                          48,704                  50,275
6.00%; 06/20/26                                          55,546                  57,337
6.00%; 06/20/26                                          54,115                  55,861
6.00%; 07/20/26                                          38,187                  39,419
6.00%; 09/20/26                                          99,287                 102,450
6.00%; 03/20/27                                         210,535                 217,242
6.00%; 01/20/28                                         123,297                 127,189
6.00%; 03/20/28                                          43,738                  45,118
6.00%; 06/20/28                                         228,733                 235,953
6.00%; 07/20/28                                         151,231                 156,004
6.00%; 03/20/29                                         278,226                 287,008
6.00%; 07/20/29                                         302,167                 311,606
6.50%; 12/20/25                                          69,440                  72,492
6.50%; 01/20/26                                         125,348                 130,793
6.50%; 02/20/26                                         127,185                 132,710
7.00%; 01/15/24                                          19,146                  20,361
7.00%; 02/15/27                                         186,044                 197,381
7.00%; 12/15/27                                          57,787                  61,309
7.00%; 03/15/28                                         469,717                 498,017
7.00%; 05/15/28                                         185,233                 196,393
7.00%; 05/15/31                                         122,523                 129,788
7.00%; 09/15/31                                         482,301                 510,865
7.00%; 06/15/32                                         911,856                 965,807
                                       TOTAL GNMA CERTIFICATES               16,196,827

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (12.04%)
 U.S. Treasury
  3.88%; 05/15/10                                     4,000,000               4,022,812
  4.13%; 05/15/15                                     4,500,000               4,565,741
 U.S. Treasury Inflation-Indexed Obligations
  2.38%; 01/15/25                                     3,097,140               3,390,278
  3.88%; 01/15/09                                     5,932,950               6,455,560
  4.25%; 01/15/10                                     3,643,448               4,100,015
 U.S. Treasury Strip
  0.00%; 11/15/15 /5/                                13,250,000               8,715,214
  0.00%; 05/15/20 /5/                                10,500,000               5,544,598
  0.00%; 08/15/25 /5/                                 7,000,000               2,915,759
                                          TOTAL TREASURY BONDS               39,709,977

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (9.49%)
FINANCE-MORTGAGE LOAN/BANKER (9.49%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
                                                     $                     $
  2.65%; 07/01/05                                    31,320,479              31,320,479
                                        TOTAL COMMERCIAL PAPER               31,320,479
                                                                           ------------

                         TOTAL PORTFOLIO INVESTMENTS (115.85%)              382,109,253
LIABILITIES, NET OF CASH AND RECEIVABLES (-15.85%)                          (52,321,624)
                                    TOTAL NET ASSETS (100.00%)             $329,787,629
                                                                           ---------------

See accompanying notes.


 /1 /Variable rate.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,500,000 or 1.06% of net assets.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $3,505,487 or 1.06% of net assets.
/4 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
/5 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $  3,206,416
Unrealized Depreciation                        (1,114,931)
                                             ------------
Net Unrealized Appreciation (Depreciation)      2,091,485
Cost for federal income tax purposes         $380,017,768


                                                Notional    Unrealized
                 Description                     Amount     Gain (Loss)
------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to a 30-year    $6,500,000    $(11,222)
5.5% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 33 basis points
with Merrill Lynch. Expires September 2005.

Receive a monthly return equal to a 30-year     5,596,978      18,920
5.0% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 85 basis points
with Merrill Lynch. Expires October 2005.

Receive a monthly return equal to the Lehman    3,500,000      13,198
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.


                   COUPON DISTRIBUTION
 Coupon Range                Value             Percentage of
                                                Total Value
----------------------------------------------------------------
 Less than 4%             $170,420,327             44.60%
 4.00 - 4.99%               81,459,533             21.32
 5.00 - 5.99%               92,107,598             24.11
 6.00 - 6.99%               31,733,152              8.30
 7.00 - 7.99%                6,129,444              1.60
 8.00% and over                259,199              0.07
             TOTAL        $382,109,253            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (98.34%)
AGRICULTURAL CHEMICALS (2.58%)
                                                                              $
 Potash Corp. of Saskatchewan                               33,800               3,230,604
APPLICATIONS SOFTWARE (1.49%)
 Microsoft                                                  75,200               1,867,968
ATHLETIC FOOTWEAR (2.45%)
 Nike                                                       35,400               3,065,640
BEVERAGES-NON-ALCOHOLIC (1.97%)
 Coca-Cola                                                  59,000               2,463,250
BEVERAGES-WINE & SPIRITS (2.16%)
 Constellation Brands /1/                                   91,400               2,696,300
CASINO HOTELS (2.06%)
 Station Casinos                                            38,900               2,582,960
COMPUTERS (1.55%)
 Apple Computer /1/                                         52,800               1,943,568
COMPUTERS-MEMORY DEVICES (1.24%)
 Network Appliance /1/                                      55,000               1,554,850
COSMETICS & TOILETRIES (1.44%)
 Colgate-Palmolive                                          36,000               1,796,760
DISPOSABLE MEDICAL PRODUCTS (1.52%)
 C.R. Bard                                                  28,500               1,895,535
DIVERSIFIED MANUFACTURING OPERATIONS (3.80%)
 Ingersoll-Rand                                             31,000               2,211,850
 Textron                                                    33,500               2,540,975
                                                                                 4,752,825
ELECTRIC-INTEGRATED (1.99%)
 TXU                                                        29,900               2,484,391
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.33%)
 Broadcom /1/                                               74,600               2,649,046
 Texas Instruments                                          54,200               1,521,394
                                                                                 4,170,440
ENTERPRISE SOFTWARE & SERVICE (0.99%)
 Oracle /1/                                                 94,000               1,240,800
FINANCE-COMMERCIAL (2.59%)
 CIT Group                                                  75,300               3,235,641
FINANCE-CREDIT CARD (2.12%)
 Capital One Financial                                      33,200               2,656,332
FINANCE-INVESTMENT BANKER & BROKER (2.58%)
 Goldman Sachs Group                                        31,600               3,223,832
FOOD-CONFECTIONERY (2.76%)
 Hershey                                                    30,000               1,863,000
 Wm. Wrigley Jr.                                            23,000               1,583,320
                                                                                 3,446,320
LIFE & HEALTH INSURANCE (3.17%)
 Cigna                                                      37,000               3,960,110
MEDICAL PRODUCTS (2.94%)
 Johnson & Johnson                                          56,600               3,679,000
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (1.04%)
                                                                              $
 Celgene /1/                                                32,000               1,304,640
MEDICAL-DRUGS (2.98%)
 Schering-Plough                                           195,700               3,730,042
NETWORKING PRODUCTS (2.53%)
 Juniper Networks /1/                                      125,600               3,162,608
OIL COMPANY-EXPLORATION & PRODUCTION (4.26%)
 Apache                                                     49,100               3,171,860
 Devon Energy                                               42,600               2,158,968
                                                                                 5,330,828
OIL COMPANY-INTEGRATED (3.35%)
 ConocoPhillips                                             73,000               4,196,770
OPTICAL SUPPLIES (2.27%)
 Alcon                                                      26,000               2,843,100
PHARMACY SERVICES (2.21%)
 Caremark Rx /1/                                            62,100               2,764,692
RADIO (2.45%)
 XM Satellite Radio Holdings /1/                            90,970               3,062,050
RETAIL-APPAREL & SHOE (3.05%)
 Nordstrom                                                  56,100               3,813,117
RETAIL-CONSUMER ELECTRONICS (1.02%)
 Best Buy                                                   18,590               1,274,345
RETAIL-DRUG STORE (3.54%)
 CVS                                                       152,400               4,430,268
RETAIL-OFFICE SUPPLIES (3.10%)
 Staples                                                   181,650               3,872,778
RETAIL-RESTAURANTS (3.31%)
 McDonald's                                                149,400               4,145,850
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.72%)
 Marvell Technology Group /1/                               56,700               2,156,868
TELECOMMUNICATION EQUIPMENT (2.52%)
 Comverse Technology /1/                                   133,500               3,157,275
TELEPHONE-INTEGRATED (2.13%)
 Sprint                                                    106,300               2,667,067
WEB PORTALS (5.73%)
 Google /1/                                                 18,490               5,438,833
 Yahoo /1/                                                  50,000               1,732,500
                                                                                 7,171,333
WIRELESS EQUIPMENT (6.40%)
 Motorola                                                  217,600               3,973,376
 Nokia                                                     242,300               4,031,872
                                                                                 8,005,248
                                              TOTAL COMMON STOCKS              123,036,005

                                              Principal

                                              Amount                              Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.13%)
FINANCE-INVESTMENT BANKER & BROKER (3.13%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                         $                    $
  3.40%; 07/01/05                                        3,922,519               3,922,519
                                           TOTAL COMMERCIAL PAPER                3,922,519
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (101.47%)              126,958,524
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.47%)                               (1,845,368)
                                       TOTAL NET ASSETS (100.00%)             $125,113,156
                                                                              ---------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 14,156,082
Unrealized Depreciation                        (2,680,208)
                                             ------------
Net Unrealized Appreciation (Depreciation)     11,475,874
Cost for federal income tax purposes         $115,482,650


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                           Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Communications                      27,225,581                 21.44%
 Consumer, Non-cyclical              26,619,639                 20.97
 Consumer, Cyclical                  23,184,958                 18.26
 Financial                           16,998,434                 13.39
 Technology                          12,934,494                 10.19
 Energy                               9,527,598                  7.50
 Industrial                           4,752,825                  3.74
 Basic Materials                      3,230,604                  2.55
 Utilities                            2,484,391                  1.96
                   TOTAL           $126,958,524                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                            JUNE 30, 2005 UNAUDITED

                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (90.21%)
AGRICULTURAL OPERATIONS (1.62%)
                                                                               $
 Bunge                                                        5,313                336,844
 Cresud                                                      20,148                244,798
 IOI Berhad                                                 100,423                277,485
                                                                                   859,127
APPLICATIONS SOFTWARE (0.91%)
 Infosys Technologies                                         8,929                484,164
AUTO-CARS & LIGHT TRUCKS (0.81%)
 Hyundai Motor                                                4,520                251,476
 Proton Holdings                                             94,826                175,927
                                                                                   427,403
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.68%)
 Mahindra & Mahindra                                         28,006                359,801
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.00%)
 Hyundai Mobis                                                    5                    336
BREWERY (0.44%)
 Efes Breweries International /1/                             6,865                232,380
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.64%)
 China State Construction International
  Holdings /1 2/                                             84,593                  7,727
 Orascom Construction Industries                             11,608                329,793
                                                                                   337,520
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.44%)
 Cemex                                                      126,724                537,205
 Gujarat Ambuja Cements /1/                                 165,047                223,959
                                                                                   761,164
BUILDING-HEAVY CONSTRUCTION (0.67%)
 Hyundai Engineering & Construction /1/                      13,050                353,556
BUSINESS TO BUSINESS-E COMMERCE (0.55%)
 Submarino /1/                                               38,873                289,716
CASINO HOTELS (0.47%)
 Genting Berhad                                              50,385                250,599
CELLULAR TELECOMMUNICATIONS (4.90%)
 America Movil                                                8,987                535,715
 China Mobile                                               179,242                667,549
 Digi.Com Berhad /1/                                         59,232                 79,495
 Far EasTone Telecommunications                             603,500                773,094
 Turkcell Iletisim Hizmetleri                                49,143                242,863
 Vimpel Communications /1/                                    8,600                292,658
                                                                                 2,591,374
CHEMICALS-DIVERSIFIED (1.15%)
 Hanwha Chemical                                             26,390                316,629
 Israel Chemicals                                            92,500                292,041
                                                                                   608,670
CHEMICALS-SPECIALTY (0.37%)
 Frutarom /1/                                                29,545                196,687
CIRCUIT BOARDS (0.53%)
 Unimicron Technology                                       338,000                278,500
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COAL (0.56%)
                                                                               $
 Yanzhou Coal Mining                                        378,302                296,868
COMMERCIAL BANKS (11.98%)
 Banco do Brasil /1/                                         19,056                254,187
 Bancolombia                                                 23,711                379,139
 Bank Leumi Le-Israel                                       154,674                397,830
 Bank of Communications /1/                                 513,628                185,013
 Bank Rakyat                                              1,079,221                320,670
 Commerce Asset Holdings                                    240,520                319,638
 Commercial International Bank                               33,816                278,876
 Credicorp                                                   16,026                318,757
 ICICI Bank                                                  10,700                233,795
 Kookmin Bank                                                 6,810                310,025
 Korea Exchange Bank /1/                                     45,350                397,553
 OTP Bank                                                    11,639                394,842
 Pusan Bank                                                  37,900                337,378
 Raiffeisen International Bank Holding /1/                    4,389                280,609
 Siam Commercial Bank Public /2/                            157,300                178,923
 Standard Bank Group                                         66,050                639,850
 Taishin Financial Holdings                                 496,000                416,530
 Turkiye Is Bankasi                                          69,837                407,884
 UTI Bank /1/                                                50,358                286,245
                                                                                 6,337,744
COMPUTERS (1.84%)
 Acer                                                       274,000                541,665
 High Tech Computer                                          51,000                432,319
                                                                                   973,984
COMPUTERS-MEMORY DEVICES (0.59%)
 Quanta Storage                                             229,000                313,634
COMPUTERS-PERIPHERAL EQUIPMENT (0.00%)
 Lite-On Technology                                             200                    230
DIVERSIFIED FINANCIAL SERVICES (1.17%)
 Shinhan Financial Group                                     23,795                619,338
DIVERSIFIED MINERALS (0.93%)
 Antofagasta                                                 22,430                490,895
DIVERSIFIED OPERATIONS (1.49%)
 Alfa                                                        45,871                260,110
 Dogan Sirketler Grubu Holdings /1/                          53,546                134,717
 Imperial Holdings /1/                                       25,629                392,861
                                                                                   787,688
ELECTRIC-GENERATION (0.47%)
 AES Tiete                                               14,118,187                251,096
ELECTRIC-INTEGRATED (0.94%)
 Korea Electric Power                                        16,300                499,961
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.17%)
 Asustek Computer                                           173,000                489,197
 Hon Hai Precision Industry                                 184,000                957,378
 Samsung Electronics                                          3,809              1,820,654
                                                                                 3,267,229
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.46%)
 MediaTek                                                    28,000                243,109
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.00%)
                                                                               $
 Samsung Engineering                                         36,480                529,463
FINANCE-OTHER SERVICES (1.36%)
 Bursa Malaysia /1/                                         247,060                248,360
 Grupo Financiero Banorte                                    71,704                472,245
                                                                                   720,605
FOOD-DAIRY PRODUCTS (0.82%)
 Binggrae                                                     9,975                433,360
FOOD-MISCELLANEOUS/DIVERSIFIED (0.00%)
 Global Bio-Chem Technology Group - warrants
  /1/                                                        33,464                    560
GAS-DISTRIBUTION (0.58%)
 OAO Gazprom                                                  8,480                306,128
INDEPENDENT POWER PRODUCER (0.41%)
 YTL Power International                                    417,253                219,607
INTERNET SECURITY (0.86%)
 Check Point Software Technologies /1/                       22,984                455,083
INVESTMENT COMPANIES (0.75%)
 Lereko Mobility Proprietary /1/                              2,003                  9,972
 SM Investments /1/                                          85,243                388,681
                                                                                   398,653
LIFE & HEALTH INSURANCE (1.68%)
 Cathay Financial Holding                                    55,000                110,990
 Metropolitan Holdings                                      204,377                309,920
 Shin Kong Financial Holding                                460,717                466,320
                                                                                   887,230
MEDICAL LABORATORY & TESTING SERVICE (0.59%)
 Diagnosticos da America /1/                                  7,784                314,459
MEDICAL-DRUGS (1.04%)
 Dong-A Pharmaceutical                                        8,230                388,606
 EGIS                                                         1,705                158,704
                                                                                   547,310
MEDICAL-GENERIC DRUGS(0.99%)
 Teva Pharmaceuticals                                        16,859                524,989
METAL-DIVERSIFIED (0.21%)
 Kumba Resources                                             12,756                111,243
MULTIMEDIA (0.00%)
 Dogan Yayin Holding /1/                                        533                  1,341
NON-FERROUS METALS (1.08%)
 Grupo Mexico /1/                                           191,553                311,839
 International Nickel Indonesia                             178,243                258,416
                                                                                   570,255
OIL COMPANY-EXPLORATION & PRODUCTION (1.99%)
 CNOOC                                                      584,151                349,440
 Oil & Natural Gas                                           16,261                381,749
 PTT Public /2/                                              60,810                320,827
                                                                                 1,052,016
OIL COMPANY-INTEGRATED (9.32%)
 China Petroleum & Chemical                               1,760,743                690,860
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                               $
 LUKOIL                                                      22,106                815,711
 MOL Magyar Olaj-es Gazipari                                  5,755                483,358
 PetroChina                                                 963,990                713,075
 Petroleo Brasileiro                                         26,093              1,360,228
 Sasol                                                       23,150                627,171
 Sibneft /1/                                                 14,483                239,332
                                                                                 4,929,735
OIL REFINING & MARKETING (1.75%)
 Bharat Petroleum                                            14,943                126,215
 Polski Koncern Naftowy Orlen                                17,487                263,824
 SK                                                           5,110                270,951
 Thai Oil Public /2/                                        172,694                265,394
                                                                                   926,384
PETROCHEMICALS (1.79%)
 Formosa Chemicals & Fibre                                  201,000                390,995
 SINOPEC Shanghai Petrochemical                             620,260                213,448
 Ultrapar Participacoes                                      19,386                340,224
                                                                                   944,667
PLATINUM (0.60%)
 Impala Platinum Holdings                                     3,558                318,286
PROPERTY & CASUALTY INSURANCE (0.64%)
 Dongbu Insurance                                            32,840                339,998
PUBLIC THOROUGHFARES (0.25%)
 Shenzhen Expressway                                        348,000                130,948
REAL ESTATE OPERATOR & DEVELOPER (1.16%)
 China Overseas Land & Investment                           955,025                176,918
 Consorcio ARA                                               76,336                263,413
 IRSA Inversiones y Representaciones /1/                     14,191                173,130
                                                                                   613,461
RETAIL-APPAREL & SHOE (0.86%)
 Edgars Consolidated Stores                                  10,460                454,456
RETAIL-AUTOMOBILE (0.88%)
 Astra International                                        357,677                465,420
RETAIL-HOME FURNISHINGS (0.51%)
 JD Group                                                    27,892                268,319
RETAIL-HYPERMARKETS (0.53%)
 Organizacion Soriana                                        67,019                278,510
RETAIL-MAJOR DEPARTMENT STORE (0.47%)
 Hyundai Department Store                                     5,430                251,141
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.63%)
 Foschini                                                    56,081                331,932
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.15%)
 Novatek Microelectronics                                   149,000                638,595
 Taiwan Semiconductor Manufacturing                         666,693              1,161,923
 United Microelectronics /1/                                542,000                394,301
                                                                                 2,194,819
STEEL PRODUCERS (2.45%)
 China Steel                                                216,000                218,627
 POSCO                                                       11,370                499,939
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                               $
 Tata Iron & Steel                                           31,565                246,901
 Tenaris                                                      4,200                328,734
                                                                                 1,294,201
TEA (0.51%)
 Tata Tea                                                    19,105                272,448
TELECOMMUNICATION SERVICES (2.50%)
 AFK Sistema /1/                                             24,677                404,209
 KT Freetel                                                  22,148                514,322
 Orascom Telecom Holding                                      7,990                405,156
                                                                                 1,323,687
TELEPHONE-INTEGRATED (3.13%)
 China Netcom Group                                         434,000                630,903
 Telefonos de Mexico                                         33,199                627,129
 Telkom South Africa                                         24,415                399,134
                                                                                 1,657,166
TRANSPORT-MARINE (1.31%)
 Berlian Laju Tanker                                        591,721                 53,958
 Evergreen Marine                                               932                    831
 Orient Overseas International                               47,873                209,394
 Precious Shipping /2/                                      197,931                204,781
 Wan Hai Lines                                              226,000                225,175
                                                                                   694,139
WATER (0.53%)
 Cia de Saneamento Basico do Estado de Sao
  Paulo /1/                                               4,766,995                282,810
WEB PORTALS (0.60%)
 Dacom /1/                                                   33,020                315,982
WIRE & CABLE PRODUCTS (0.50%)
 LG Cable                                                    12,360                263,704
                                               TOTAL COMMON STOCKS              47,737,288

                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (5.60%)
COMMERCIAL BANKS (1.51%)
 Banco Itau Holding Financeira                                4,359                801,565
DIVERSIFIED MINERALS (1.63%)
 Caemi Mineracao e Metalurgica                              922,960                859,840
FOOD-MEAT PRODUCTS (0.68%)
 Perdigao                                                    15,675                361,756
OIL REFINING & MARKETING (0.24%)
 Cia Brasileira de Petroleo Ipiranga                         13,537                124,737
PETROCHEMICALS (0.11%)
 Ultrapar Participacoes                                   3,465,988                 60,176
STEEL PRODUCERS (0.91%)
 Cia Siderurgica de Tubarao                                 975,620                 44,742
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                               $
 Usinas Siderurgicas de Minas Gerais                         26,777                435,417
                                                                                   480,159
TEXTILE-PRODUCTS (0.52%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                               3,054,629                274,225
                                            TOTAL PREFERRED STOCKS               2,962,458

                                              Principal

                                              Amount                              Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.48%)
FINANCE-INVESTMENT BANKER & BROKER (1.48%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                         $                     $
  3.40%; 07/01/05                                           783,393                783,393
                                            TOTAL COMMERCIAL PAPER                 783,393
                                                                               -----------

                              TOTAL PORTFOLIO INVESTMENTS (97.29%)              51,483,139
CASH AND RECEIVABLES, NET OF LIABILITIES (2.71%)                                 1,432,526
                                        TOTAL NET ASSETS (100.00%)             $52,915,665
                                                                               -------------

                                      143

See accompanying notes.

/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $977,652 or 1.85% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 5,663,049
Unrealized Depreciation                         (898,598)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,764,451
Cost for federal income tax purposes         $46,695,108



           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    746,662              1.45%
 Austria                      280,609              0.55
 Brazil                     6,392,023             12.42
 China                      1,933,344              3.76
 Colombia                     379,139              0.74
 Egypt                      1,013,825              1.97
 Hong Kong                  2,339,358              4.54
 Hungary                    1,036,904              2.01
 India                      2,615,277              5.08
 Indonesia                  1,098,464              2.13
 Israel                     1,866,631              3.63
 Korea                      8,714,371             16.93
 Malaysia                   1,571,112              3.05
 Mexico                     3,286,167              6.38
 Netherlands                  232,380              0.45
 Peru                         318,757              0.62
 Philippines                  388,681              0.76
 Poland                       263,824              0.51
 Russia                     2,058,038              4.00
 South Africa               3,863,142              7.50
 Taiwan                     8,053,413             15.64
 Thailand                     969,925              1.88
 Turkey                       786,805              1.53
 United Kingdom               490,895              0.95
 United States                783,393              1.52
             TOTAL        $51,483,139            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.74%)
ADVERTISING SALES (1.04%)
                                                                                $
 SR Teleperformance                                            5,575                 162,458
 Telefonica Publicidad e Informacion                         114,475               1,002,003
                                                                                   1,164,461
ADVERTISING SERVICES (1.02%)
 Aegis Group                                                 643,817               1,145,346
AGRICULTURAL OPERATIONS (0.39%)
 Chaoda Modern Agriculture                                 1,109,429                 438,873
AIRLINES (0.03%)
 Finnair                                                       3,239                  27,802
AIRPORT DEVELOPMENT & MAINTENANCE (0.67%)
 Kobenhavns Lufthavne                                          3,136                 745,878
APPAREL MANUFACTURERS (0.18%)
 Marzotto                                                      7,732                 201,350
APPLIANCES (0.07%)
 JUKI                                                         18,662                  73,934
APPLICATIONS SOFTWARE (0.73%)
 Sage Group                                                  203,988                 819,023
AUDIO & VIDEO PRODUCTS (0.08%)
 Canon Electronics                                             3,026                  87,932
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.72%)
 ElringKlinger                                                   442                  31,866
 Haldex                                                        3,106                  54,293
 Mitsuba                                                       6,572                  61,563
 Nippon Seiki                                                 12,725                 175,125
 Nissin Kogyo                                                  4,866                 180,482
 Showa                                                        23,852                 302,643
                                                                                     805,972
BEVERAGES-NON-ALCOHOLIC (0.14%)
 Asahi Soft Drinks                                             9,104                 108,532
 Kirin Beverage                                                2,138                  48,332
                                                                                     156,864
BEVERAGES-WINE & SPIRITS (0.57%)
 Davide Campari - Milano                                      46,827                 343,549
 Mercian                                                      95,096                 262,606
 Remy Cointreau                                                  650                  29,604
                                                                                     635,759
BREWERY (0.99%)
 Bryggerigruppen                                               3,965                 321,436
 Wolverhampton & Dudley Breweries                             38,058                 787,901
                                                                                   1,109,337
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.00%)
 Kingspan Group                                               86,000               1,016,174
 NICHIAS                                                       9,407                  42,956
 Uralita                                                      10,541                  55,002
                                                                                   1,114,132
BUILDING & CONSTRUCTION-MISCELLANEOUS (2.04%)
 Abengoa                                                      23,451                 272,554
 Eiffage                                                       8,546                 745,447
 Grontmij                                                        346                  22,473
 Heijmans                                                      1,848                  86,695
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION-MISCELLANEOUS (CONTINUED)
                                                                                $
 JM                                                           20,189                 654,098
 Koninklijke Boskalis Westminster                                887                  34,632
 Morgan Sindall                                               19,633                 270,090
 Pfleiderer /1/                                                4,770                  82,291
 United Group                                                 15,462                 113,616
                                                                                   2,281,896
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.33%)
 Adelaide Brighton                                           428,628                 610,967
 BPB                                                         109,631               1,037,555
 Cementir                                                     66,559                 319,298
 Heracles General Cement                                      12,144                 123,792
 Italcementi                                                  32,924                 514,587
                                                                                   2,606,199
BUILDING-HEAVY CONSTRUCTION (2.46%)
 Astaldi                                                      32,826                 197,810
 Daelim Industrial                                            16,562                 887,794
 NCC                                                           3,501                  52,455
 Veidekke                                                      2,672                  60,999
 Vinci                                                        18,593               1,548,666
                                                                                   2,747,724
BUILDING-RESIDENTIAL & COMMERCIAL (1.44%)
 Kaufman & Broad                                               3,509                 212,409
 Persimmon                                                    99,872               1,394,521
                                                                                   1,606,930
CASINO SERVICES (1.19%)
 Aristocrat Leisure                                          150,550               1,331,174
CELLULAR TELECOMMUNICATIONS (0.49%)
 Mobistar                                                      6,570                 549,621
CHEMICALS-DIVERSIFIED (3.25%)
 DC Chemical                                                   1,570                  36,459
 DSM                                                          15,610               1,069,644
 Fujimi                                                        6,136                 105,709
 Hanwha Chemical                                              18,790                 225,444
 Imperial Chemical Industries                                138,888                 632,327
 K+S                                                          15,540                 859,968
 Mitsubishi Gas Chemical                                     137,852                 706,614
                                                                                   3,636,165
CHEMICALS-SPECIALTY (1.70%)
 Auriga Industries                                             9,839                 287,723
 Daicel Chemical Industries                                  116,873                 615,954
 Methanex                                                     60,676                 994,753
                                                                                   1,898,430
CIRCUIT BOARDS (1.09%)
 IBIDEN                                                       46,231               1,214,080
COATINGS & PAINT (0.02%)
 SAKATA INX                                                    5,160                  27,008
COMMERCIAL BANKS (4.87%)
 Amagerbanken                                                  1,955                 373,195
 Banca Popolare di Milano Scarl                               54,088                 534,004
 Banco de Sabadell                                            39,730               1,027,882
 Bank of Kyoto                                                64,766                 551,163
 Bank of the Ryukyus                                           2,275                  52,353
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 FinecoGroup /1/                                             129,099               1,158,140
 Jyske Bank /1/                                               13,170                 578,767
 Keiyo Bank                                                   57,123                 292,291
 Sapporo Hokuyo Holdings                                          59                 455,239
 Shiga Bank                                                   34,433                 203,223
 Spar Nord Bank                                                  430                  61,056
 Sparebanken Midt-Norge                                        2,024                  93,494
 Sparebanken Rogaland                                          2,068                  58,834
                                                                                   5,439,641
COMMERCIAL SERVICES (0.02%)
 ITE Group                                                    11,509                  21,661
COMPUTER SERVICES (0.73%)
 ALTEN /1/                                                    10,661                 270,784
 Computershare                                                54,060                 241,474
 EDB Business Partner                                         25,468                 186,984
 NEC Fielding                                                  5,060                 119,867
                                                                                     819,109
COMPUTERS-INTEGRATED SYSTEMS (0.22%)
 Otsuka                                                        2,869                 243,636
COMPUTERS-PERIPHERAL EQUIPMENT (0.79%)
 Logitech International /1/                                   24,292                 781,228
 MELCO Holdings                                                4,370                 101,944
                                                                                     883,172
CONSULTING SERVICES (0.39%)
 Assystem /1/                                                  2,579                  54,546
 Savills                                                      31,774                 382,723
                                                                                     437,269
CONTAINERS-METAL & GLASS (0.22%)
 Singamas Container Holdings                                 359,006                 247,087
COSMETICS & TOILETRIES (0.33%)
 Body Shop International                                      89,453                 367,577
DISTRIBUTION-WHOLESALE (1.53%)
 Hitachi High-Technologies                                     3,419                  52,237
 Inchcape                                                     30,120               1,107,837
 Itochu Enex                                                   8,966                  61,413
 Telewave                                                         56                 278,459
 Univar                                                        6,169                 211,359
                                                                                   1,711,305
DIVERSIFIED FINANCIAL SERVICES (0.49%)
 Acta Holding                                                216,598                 427,378
 JCG Holdings                                                113,439                 117,477
                                                                                     544,855
DIVERSIFIED MANUFACTURING OPERATIONS (1.06%)
 Aalberts Industries                                           1,177                  54,005
 Charter /1/                                                 118,071                 644,428
 NKT Holding                                                  12,845                 481,012
                                                                                   1,179,445
DIVERSIFIED MINERALS (0.09%)
 Consolidated Minerals                                        34,278                 105,036
ELECTRIC PRODUCTS-MISCELLANEOUS (0.41%)
 Nordisk Solar Compagni                                          704                  44,034
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                                $
 Ultra Electronics Holdings                                   28,731                 417,395
                                                                                     461,429
ELECTRIC-GENERATION (0.10%)
 Calpine Power Income Fund                                    13,333                 113,213
ELECTRIC-INTEGRATED (1.45%)
 AEM Torino                                                   11,192                  28,183
 ASM Brescia                                                 123,287                 395,533
 International Power /1/                                     325,047               1,200,210
                                                                                   1,623,926
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.81%)
 Chemring Group                                                2,547                  21,343
 Chiyoda Integre                                               1,571                  38,279
 Jurong Technologies Industrial                              343,301                 358,093
 Shibaura Mechatronics                                        23,384                 211,872
 Sodick                                                       13,957                 129,859
 Star Micronics                                               13,815                 149,981
                                                                                     909,427
ELECTRONIC MEASUREMENT INSTRUMENTS (1.27%)
 Leica Geosystems /1/                                            761                 277,408
 Techem /1/                                                   12,399                 525,381
 Tokyo Seimitsu                                               15,385                 622,009
                                                                                   1,424,798
ENERGY-ALTERNATE SOURCES (0.65%)
 SolarWorld                                                    8,277                 729,999
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.83%)
 ARCADIS                                                       1,497                  35,341
 COMSYS Holdings                                              60,530                 559,906
 Downer EDI                                                   33,556                 136,331
 Samsung Engineering                                           6,550                  95,065
 WorleyParsons                                                16,914                 101,723
                                                                                     928,366
ENTERTAINMENT SOFTWARE (0.23%)
 Ubisoft Entertainment /1/                                     5,099                 254,888
EXTENDED SERVICE CONTRACTS (0.37%)
 Homeserve                                                    23,546                 418,038
FEMININE HEALTH CARE PRODUCTS (0.10%)
 Hengan International Group                                  163,409                 113,518
FINANCE-CONSUMER LOANS (0.30%)
 JACCS                                                        43,293                 334,045
FINANCE-LEASING COMPANY (0.71%)
 Athlon Holding                                                2,623                  65,734
 Diamond Lease                                                 7,281                 289,111
 Sumisho Lease                                                12,616                 440,609
                                                                                     795,454
FINANCE-MORTGAGE LOAN/BANKER (0.34%)
 Paragon Group                                                49,029                 374,375
FINANCE-OTHER SERVICES (1.97%)
 Deutsche Boerse                                              12,657                 989,882
 NETELLER /1/                                                 32,198                 366,477
 SFE                                                          71,849                 583,265
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
                                                                                $
 TSX Group                                                     8,929                 266,164
                                                                                   2,205,788
FINANCIAL GUARANTEE INSURANCE (0.67%)
 Euler Hermes                                                  9,504                 751,345
FISHERIES (0.92%)
 Toyo Suisan Kaisha                                           65,551               1,026,952
FOOD-DAIRY PRODUCTS (0.20%)
 Binggrae                                                      5,130                 222,871
FOOD-MISCELLANEOUS/DIVERSIFIED (0.16%)
 Cranswick                                                     2,981                  32,060
 Nisshin Oillio Group                                         25,557                 143,687
                                                                                     175,747
FOOD-WHOLESALE & DISTRIBUTION (1.03%)
 Fyffes                                                      169,134                 505,764
 Premier Foods/ /                                            102,830                 613,773
 Valor                                                         1,196                  36,589
                                                                                   1,156,126
FORESTRY (0.42%)
 Great Southern Plantations                                  144,494                 463,690
GOLD MINING (0.22%)
 NovaGold Resources /1/                                       32,430                 248,097
HOTELS & MOTELS (0.19%)
 Hotel Shilla                                                 10,470                  75,676
 Regal Hotels International Holdings                       1,454,002                 134,676
                                                                                     210,352
HUMAN RESOURCES (0.69%)
 Capita Group                                                105,099                 692,779
 United Services Group                                         2,955                  78,669
                                                                                     771,448
IMPORT & EXPORT (0.04%)
 Advan                                                         3,146                  41,195
INDUSTRIAL AUTOMATION & ROBOTS (0.42%)
 CKD                                                          64,366                 471,084
INSTRUMENTS-CONTROLS (0.03%)
 Sanyo Denki                                                   6,676                  32,112
INSTRUMENTS-SCIENTIFIC (0.52%)
 HORIBA                                                       26,672                 576,477
INVESTMENT COMPANIES (0.49%)
 Macquarie Airports Management                               199,581                 544,626
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.54%)
 Asset Managers                                                   58                 284,216
 Kenedix                                                         111                 314,539
                                                                                     598,755
LEISURE & RECREATION PRODUCTS (0.15%)
 Trigano                                                       1,912                 166,548
LIFE & HEALTH INSURANCE (1.18%)
 Friends Provident                                           303,712                 989,418
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Industrial Alliance Life Insurance and                                         $
  Financial Services                                          14,153                 326,670
                                                                                   1,316,088
LOTTERY SERVICES (0.38%)
 Intralot-Integrated Lottery Systems &
  Services                                                    27,432                 421,111
MACHINERY-CONSTRUCTION & MINING (0.04%)
 Palfinger                                                       629                  41,730
MACHINERY-GENERAL INDUSTRY (2.83%)
 Andritz                                                       5,904                 563,596
 Bucher Industries                                               802                  48,830
 Makino Milling Machine                                       13,048                  76,303
 MAN                                                          24,093               1,003,097
 Miura                                                         4,572                  93,453
 Nippon Thompson                                               9,100                  62,167
 Okuma                                                        29,270                 176,978
 Pinguely-Haulotte                                             4,568                  63,045
 Sintokogio                                                   10,461                  80,999
 Sumitomo Heavy Industries                                   207,930               1,000,151
                                                                                   3,168,619
MACHINERY-MATERIAL HANDLING (0.10%)
 Tsubakimoto Chain                                            24,128                 112,790
MEDICAL INSTRUMENTS (1.18%)
 Elekta /1/                                                   17,681                 733,600
 Nihon Kohden                                                 14,674                 223,798
 Topcon                                                       20,707                 359,537
                                                                                   1,316,935
MEDICAL LABORATORY & TESTING SERVICE (0.09%)
 Eurofins Scientific /1/                                       1,365                  44,949
 Isotron                                                       2,845                  31,235
 Unilabs                                                         910                  29,443
                                                                                     105,627
MEDICAL PRODUCTS (0.75%)
 Nobel Biocare Holding                                         4,115                 835,142
MEDICAL-BIOMEDICAL/GENE (0.22%)
 Cambridge Antibody Technology Group /1/                      17,573                 203,008
 Genmab /1/                                                    2,367                  41,146
                                                                                     244,154
MEDICAL-DRUGS (1.55%)
 Fujirebio                                                    16,149                 304,588
 Hisamitsu Pharmaceutical                                     10,433                 278,220
 Recordati                                                    33,496                 241,285
 Rohto Pharmaceutical                                         18,974                 246,742
 Santen Pharmaceutical                                        29,379                 666,801
                                                                                   1,737,636
MEDICAL-HOSPITALS (0.45%)
 Capio                                                        33,928                 499,647
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.24%)
 Alliance Unichem                                             35,559                 540,811
 Celesio                                                       9,837                 771,716
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (CONTINUED)
                                                                                $
 Meda                                                          6,815                  69,381
                                                                                   1,381,908
METAL PROCESSORS & FABRICATION (0.30%)
 Ryobi                                                        11,225                  46,598
 Tocalo                                                       10,475                 215,531
 Toho Zinc                                                    25,868                  75,869
                                                                                     337,998
METAL PRODUCTS-DISTRIBUTION (0.07%)
 METKA                                                         9,237                  82,529
METAL-DIVERSIFIED (0.15%)
 Mytilineos Holdings                                          13,653                 170,249
MISCELLANEOUS MANUFACTURERS (0.75%)
 Amano                                                        41,277                 492,448
 Balda                                                        20,955                 202,954
 Fenner                                                       14,966                  35,946
 RHI /1/                                                       4,091                 111,537
                                                                                     842,885
MORTGAGE BANKS (1.15%)
 Home Capital Group                                           20,512                 611,441
 Hypo Real Estate Holding                                     17,631                 670,875
                                                                                   1,282,316
MULTI-LINE INSURANCE (0.57%)
 Baloise Holding                                               9,382                 468,697
 Codan                                                         3,410                 171,184
                                                                                     639,881
MULTIMEDIA (1.16%)
 APN News & Media                                             74,919                 293,529
 Impresa /1/                                                  20,957                 132,948
 NRJ Group                                                     2,501                  56,257
 Promotora de Informaciones                                   41,704                 809,340
                                                                                   1,292,074
NON-FERROUS METALS (0.14%)
 Korea Zinc                                                    6,130                 159,552
NON-HAZARDOUS WASTE DISPOSAL (0.03%)
 Seche Environnement                                             400                  34,770
NON-HOTEL GAMBLING (0.66%)
 Paddy Power                                                  43,188                 737,751
OFFICE AUTOMATION & EQUIPMENT (0.54%)
 Neopost                                                       6,841                 602,521
OIL & GAS DRILLING (0.82%)
 AOC Holdings                                                 36,120                 527,083
 Ensign Resource Service Group                                15,897                 383,797
                                                                                     910,880
OIL COMPANY-EXPLORATION & PRODUCTION (1.65%)
 ARC Energy /1/                                               23,943                  35,406
 Burren Energy                                                55,640                 665,705
 Det Norske Oljeselskap                                       52,544                 203,335
 Tap Oil /1/                                                  62,829                 114,939
 Tullow Oil                                                  247,880                 827,526
                                                                                   1,846,911
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.11%)
                                                                                $
 Singapore Petroleum                                          40,300                 118,466
OIL-FIELD SERVICES (0.51%)
 Fred. Olsen Energy /1/                                       19,442                 496,622
 TGS-NOPEC Geophysical /1/                                     2,634                  70,707
                                                                                     567,329
PETROCHEMICALS (0.07%)
 KP Chemical /1/                                              14,850                  79,028
PHARMACY SERVICES (0.06%)
 Australian Pharmaceutical Industries                         26,063                  68,341
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.12%)
 Tamron                                                        3,975                  65,108
 Tamron /1/                                                    3,975                  67,727
                                                                                     132,835
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 Chloride Group                                               22,739                  25,474
PRINTING-COMMERCIAL (0.03%)
 Nissha Printing                                               1,972                  33,973
PROPERTY & CASUALTY INSURANCE (1.12%)
 Atrium Underwriting                                          13,697                  52,539
 Dongbu Insurance                                             26,020                 269,389
 Northbridge Financial                                        11,853                 290,325
 Promina Group                                               179,221                 643,437
                                                                                   1,255,690
PROPERTY TRUST (0.64%)
 Commonwealth Property Office Fund                           321,689                 310,186
 Macquarie ProLogis Trust                                    456,228                 406,878
                                                                                     717,064
PUBLISHING-BOOKS (0.03%)
 Bloomsbury Publishing                                         5,081                  34,289
PUBLISHING-NEWSPAPERS (0.17%)
 Spir Communication                                              879                 188,357
PUBLISHING-PERIODICALS (0.03%)
 Roularta Media Group                                            530                  35,098
QUARRYING (0.59%)
 Eramet                                                        6,274                 656,643
RACETRACKS (0.21%)
 Snai /1/                                                     17,985                 230,800
REAL ESTATE MANAGEMENT & SERVICES (2.51%)
 Aedes                                                        15,544                 101,243
 Castellum                                                    10,219                 416,143
 Corio                                                        17,384                 971,694
 Creed                                                           208                 506,814
 Kungsleden                                                    8,663                 227,975
 Midland Realty Holdings                                     812,369                 454,608
 Tokyu Livable                                                 3,114                 127,303
                                                                                   2,805,780
REAL ESTATE OPERATOR & DEVELOPER (4.06%)
 Capital & Regional                                           30,506                 440,995
 China Resources Land                                        412,181                  66,812
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (CONTINUED)
                                                                                $
 Diamond City                                                  1,974                  65,378
 Fadesa Inmobiliaria /1/                                      49,576               1,419,458
 FKP Property Group                                           23,406                  50,490
 Hammerson                                                    31,514                 502,168
 Inmobiliaria Colonial                                         8,607                 458,484
 Inmobiliaria Urbis                                           35,291                 663,522
 JOINT                                                         8,150                 306,701
 Keppel Land                                                  36,353                  53,863
 Kerry Properties                                            226,954                 505,101
                                                                                   4,532,972
REINSURANCE (0.05%)
 Korean Reinsurance                                            9,690                  60,943
RENTAL-AUTO & EQUIPMENT (0.81%)
 Ashtead Group /1/                                           103,798                 196,749
 Coates Hire                                                  35,705                 130,093
 Northgate                                                    28,118                 458,134
 Ramirent                                                      1,306                  24,523
 Sixt                                                          1,530                  39,176
 Speedy Hire                                                   4,291                  53,070
                                                                                     901,745
RETAIL-APPAREL & SHOE (0.50%)
 Aoki International                                           12,431                 154,701
 Etam Developpement /1/                                        1,075                  33,187
 POINT                                                         9,446                 371,668
                                                                                     559,556
RETAIL-BOOKSTORE (0.20%)
 Culture Convenience Club                                     10,409                 226,854
RETAIL-BUILDING PRODUCTS (1.13%)
 Grafton Group                                                77,358                 892,052
 RONA /1/                                                     18,570                 374,190
                                                                                   1,266,242
RETAIL-CATALOG SHOPPING (0.04%)
 N Brown Group                                                17,607                  47,418
RETAIL-CONSUMER ELECTRONICS (0.88%)
 Carphone Warehouse                                          285,966                 943,139
 Expert                                                        4,180                  45,395
                                                                                     988,534
RETAIL-DRUG STORE (0.55%)
 Sundrug                                                       9,524                 376,456
 Tsuruha                                                       7,367                 235,351
                                                                                     611,807
RETAIL-MAJOR DEPARTMENT STORE (0.27%)
 David Jones                                                 152,458                 218,476
 PARCO                                                        11,148                  80,786
                                                                                     299,262
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.82%)
 Amplifon                                                      2,073                 131,683
 Ryohin Keikaku                                               15,760                 779,396
                                                                                     911,079
RETAIL-OFFICE SUPPLIES (0.08%)
 Bechtle                                                       3,902                  87,960
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-PETROLEUM PRODUCTS (0.02%)
                                                                                $
 RUBIS                                                           375                  23,358
RETAIL-PUBS (1.22%)
 Punch Taverns                                               103,892               1,366,853
RETAIL-SPORTING GOODS (0.08%)
 Blacks Leisure Group                                         11,242                  89,972
RETAIL-VIDEO RENTAL (0.22%)
 GEO                                                             101                 248,831
RUBBER & PLASTIC PRODUCTS (0.20%)
 Korea Kumho Petrochemical                                     4,930                  96,835
 Semperit  Holding                                             4,443                 121,564
                                                                                     218,399
RUBBER-TIRES (1.54%)
 Continental                                                  14,986               1,081,314
 Nokian Renkaat                                               15,584                 284,134
 Sumitomo Rubber Industries                                   34,520                 352,646
                                                                                   1,718,094
SOAP & CLEANING PRODUCTS (0.13%)
 McBride                                                      54,958                 147,763
SPECIAL PURPOSE BANKS (0.16%)
 IKB Deutsche Industriebank                                    6,784                 183,973
STEEL PIPE & TUBE (0.60%)
 Vallourec                                                     2,298                 661,579
 Vallourec-Rights /1/                                          2,298                  11,741
                                                                                     673,320
STEEL PRODUCERS (2.03%)
 Dongkuk Steel Mill                                           18,822                 262,251
 Gerdau AmeriSteel /1/                                        70,829                 301,868
 Godo Steel                                                   21,544                  74,659
 INI Steel                                                    32,880                 450,171
 IPSCO                                                        15,125                 659,681
 Russel Metals /1/                                            45,525                 514,795
                                                                                   2,263,425
STORAGE & WAREHOUSING (0.16%)
 Mitsui-Soko                                                  30,785                 110,572
 Westshore Terminals                                           6,944                  67,240
                                                                                     177,812
TELECOMMUNICATION EQUIPMENT (0.45%)
 Option /1/                                                   12,421                 429,021
 Tamura Taiko Holdings                                        10,011                  78,960
                                                                                     507,981
TELEVISION (1.41%)
 CanWest Global Communications /1/                            63,808                 709,557
 Modern Times Group /1/                                       27,159                 832,965
 Ulster Television                                             3,862                  32,431
                                                                                   1,574,953
TOOLS-HAND HELD (0.74%)
 Hitachi Koki                                                 17,592                 165,585
 Makita                                                       33,753                 664,033
                                                                                     829,618
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (2.13%)
                                                                                $
 Brostrom                                                      4,869                  76,069
 Dampskibsselskabet Norden                                       117                  58,925
 Dampskibsselskabet Torm                                      15,180                 818,767
 DFDS                                                            546                  37,256
 Kawasaki Kisen Kaisha                                       103,327                 613,565
 Orient Overseas International                               135,334                 591,944
 Wilhelmsen                                                    7,322                 184,231
                                                                                   2,380,757
TRANSPORT-SERVICES (0.62%)
 Arriva                                                       64,970                 634,095
 TransForce Income Fund                                        4,035                  54,951
                                                                                     689,046
TRANSPORT-TRUCK (0.05%)
 Hitachi Transport System                                      5,759                  50,153
TRAVEL SERVICES (0.22%)
 H.I.S.                                                       11,430                 247,043
TRUCKING & LEASING (0.05%)
 Mullen Transportation                                         1,112                  55,836
VETERINARY PRODUCTS (0.03%)
 Dechra Pharmaceuticals                                        8,604                  32,618
WATER (1.15%)
 Kelda Group                                                 102,660               1,283,480
WEB PORTALS (0.21%)
 Dacom /1/                                                    24,960                 238,853
WIRELESS EQUIPMENT (0.10%)
 Pantech /1/                                                  25,910                 114,821
                                                TOTAL COMMON STOCKS              109,252,574


                                                Principal
                                                Amount                              Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.44%)
FINANCE-INVESTMENT BANKER & BROKER (2.44%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                           $                    $
  3.40%; 07/01/05                                          2,728,680               2,728,680
                                             TOTAL COMMERCIAL PAPER                2,728,680
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.18%)              111,981,254
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.18%)                                   (198,309)
                                         TOTAL NET ASSETS (100.00%)             $111,782,943
                                                                                ---------------

See accompanying notes.


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $18,292,432
Unrealized Depreciation                       (1,140,235)
                                             -----------
Net Unrealized Appreciation (Depreciation)    17,152,197
Cost for federal income tax purposes         $94,829,057


           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   6,503,676              5.81%
 Austria                       838,427              0.75
 Belgium                     1,013,740              0.91
 Bermuda                       572,085              0.51
 Canada                      5,972,578              5.33
 Cayman Islands                552,391              0.49
 Denmark                     4,020,379              3.59
 Finland                       336,460              0.30
 France                      6,573,104              5.87
 Germany                     7,260,453              6.48
 Greece                        797,682              0.71
 Hong Kong                   1,545,620              1.38
 Ireland                     3,151,742              2.81
 Italy                       4,397,467              3.93
 Japan                      23,172,135             20.69
 Korea                       3,275,152              2.93
 Netherlands                 2,630,246              2.35
 Norway                      1,827,979              1.63
 Portugal                      132,948              0.12
 Singapore                     530,422              0.47
 Spain                       5,708,245              5.10
 Sweden                      3,616,625              3.23
 Switzerland                 2,440,747              2.18
 United Kingdom             22,382,271             19.99
 United States               2,728,680              2.44
             TOTAL        $111,981,254            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (98.41%)
ADVERTISING AGENCIES (0.13%)
                                                                          $
 Omnicom Group                                           1,800                 143,748
AEROSPACE & DEFENSE (0.64%)
 Boeing                                                  7,900                 521,400
 Rockwell Collins                                        3,400                 162,112
                                                                               683,512
AEROSPACE & DEFENSE EQUIPMENT (1.30%)
 General Dynamics                                        4,400                 481,976
 Goodrich                                                2,900                 118,784
 Lockheed Martin                                         4,700                 304,889
 United Technologies                                     9,400                 482,690
                                                                             1,388,339
AGRICULTURAL OPERATIONS (0.20%)
 Monsanto                                                3,400                 213,758
AIRLINES (0.09%)
 Southwest Airlines                                      6,700                  93,331
APPLICATIONS SOFTWARE (2.54%)
 Mercury Interactive /1/                                 3,300                 126,588
 Microsoft                                              92,400               2,295,216
 Red Hat /1/                                            22,100                 289,510
                                                                             2,711,314
ATHLETIC FOOTWEAR (0.23%)
 Nike                                                    2,800                 242,480
AUTO-CARS & LIGHT TRUCKS (0.28%)
 General Motors                                          8,800                 299,200
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.24%)
 TRW Automotive Holdings /1/                            10,600                 259,806
BEVERAGES-NON-ALCOHOLIC (1.99%)
 Coca-Cola                                              24,600               1,027,050
 Coca-Cola Enterprises                                   4,100                  90,241
 Cott /1/                                                2,600                  56,758
 PepsiCo                                                17,600                 949,168
                                                                             2,123,217
BREWERY (0.28%)
 Anheuser-Busch                                          6,500                 297,375
BROADCASTING SERVICES & PROGRAMMING (0.21%)
 Liberty Media /1/                                      22,100                 225,199
BUILDING-MAINTENANCE & SERVICE (0.23%)
 Ecolab                                                  7,700                 249,172
CABLE TV (0.90%)
 Comcast /1/                                            22,600                 693,820
 Rogers Communications                                   8,100                 266,328
                                                                               960,148
CASINO HOTELS (0.36%)
 Harrah's Entertainment                                  2,500                 180,175
 Wynn Resorts /1/                                        4,300                 203,261
                                                                               383,436
CASINO SERVICES (0.34%)
 International Game Technology                          13,000                 365,950
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.42%)
                                                                          $
 Nextel Communications /1/                               6,200                 200,322
 Nextel Partners /1/                                     9,700                 244,149
                                                                               444,471
CHEMICALS-DIVERSIFIED (0.66%)
 E. I. Du Pont de Nemours                               16,500                 709,665
CHEMICALS-SPECIALTY (0.38%)
 Cabot                                                   3,600                 118,800
 Ferro                                                   1,800                  35,748
 Minerals Technologies                                     400                  24,640
 Sigma-Aldrich                                           4,000                 224,160
                                                                               403,348
CIRCUIT BOARDS (0.20%)
 Jabil Circuit /1/                                       6,800                 208,964
COATINGS & PAINT (0.16%)
 Sherwin-Williams                                        3,600                 169,524
COMMERCIAL BANKS (0.66%)
 First Horizon National                                  6,100                 257,420
 Synovus Financial                                      15,500                 444,385
                                                                               701,805
COMMERCIAL SERVICE-FINANCE (0.05%)
 Moody's                                                 1,100                  49,456
COMPUTERS (2.98%)
 Dell /1/                                               47,000               1,856,970
 Gateway /1/                                            11,800                  38,940
 International Business Machines                        14,200               1,053,640
 Research In Motion /1/                                  3,100                 228,625
                                                                             3,178,175
COMPUTERS-MEMORY DEVICES (0.45%)
 EMC /1/                                                35,400                 485,334
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Lexmark International /1/                                 500                  32,415
CONSULTING SERVICES (0.23%)
 Accenture /1/                                          10,800                 244,836
COSMETICS & TOILETRIES (2.40%)
 Colgate-Palmolive                                       5,900                 294,469
 Gillette                                               10,700                 541,741
 Kimberly-Clark                                          3,500                 219,065
 Procter & Gamble                                       28,500               1,503,375
                                                                             2,558,650
CRUISE LINES (0.57%)
 Carnival                                                7,800                 425,490
 Royal Caribbean Cruises                                 3,800                 183,768
                                                                               609,258
DATA PROCESSING & MANAGEMENT (0.95%)
 Automatic Data Processing                               9,100                 381,927
 First Data                                              8,400                 337,176
 Fiserv /1/                                              1,000                  42,950
 VERITAS Software /1/                                   10,400                 253,760
                                                                             1,015,813
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DECISION SUPPORT SOFTWARE (0.09%)
                                                                          $
 NetIQ /1/                                               8,800                  99,880
DISPOSABLE MEDICAL PRODUCTS (0.07%)
 C.R. Bard                                               1,200                  79,812
DISTRIBUTION-WHOLESALE (0.23%)
 CDW                                                     4,300                 245,487
DIVERSIFIED MANUFACTURING OPERATIONS (6.71%)
 3M                                                      5,100                 368,730
 Danaher                                                12,800                 669,952
 Eaton                                                   1,700                 101,830
 General Electric                                      117,800               4,081,770
 Honeywell International                                22,400                 820,512
 Illinois Tool Works                                     2,700                 215,136
 Roper Industries                                          900                  64,233
 Teleflex                                                1,700                 100,929
 Textron                                                 1,300                  98,605
 Tyco International                                     21,900                 639,480
                                                                             7,161,177
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.32%)
 Cendant                                                15,400                 344,498
E-COMMERCE-PRODUCTS (0.23%)
 Amazon.com /1/                                          7,400                 244,792
E-COMMERCE-SERVICES (0.09%)
 eBay /1/                                                3,000                  99,030
ELECTRIC-GENERATION (0.14%)
 AES /1/                                                 9,300                 152,334
ELECTRIC-INTEGRATED (2.94%)
 Allegheny Energy /1/                                    2,500                  63,050
 CMS Energy /1/                                          1,900                  28,614
 Constellation Energy Group                              2,600                 149,994
 Duke Energy                                            18,500                 550,005
 Edison International                                    6,300                 255,465
 Entergy                                                 1,200                  90,660
 Exelon                                                 11,100                 569,763
 FirstEnergy                                             6,800                 327,148
 FPL Group                                               2,000                  84,120
 NiSource                                                8,400                 207,732
 Pinnacle West Capital                                   4,000                 177,800
 PPL                                                     4,400                 261,272
 Southern                                                1,700                  58,939
 TECO Energy                                             6,700                 126,697
 TXU                                                     1,500                 124,635
 Xcel Energy                                             3,400                  66,368
                                                                             3,142,262
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.13%)
 Flextronics International /1/                          10,500                 138,705
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.26%)
 Intel                                                  72,600               1,891,956
 National Semiconductor                                 13,300                 292,999
 Xilinx                                                  9,000                 229,500
                                                                             2,414,455
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (0.13%)
                                                                          $
 Agilent Technologies /1/                                6,000                 138,120
ENTERPRISE SOFTWARE & SERVICE (0.48%)
 Oracle /1/                                             39,200                 517,440
ENTERTAINMENT SOFTWARE (0.13%)
 Electronic Arts /1/                                     2,400                 135,864
FIDUCIARY BANKS (0.56%)
 Investors Financial Services /1/                        2,900                 109,678
 Northern Trust                                          3,100                 141,329
 State Street                                            7,300                 352,225
                                                                               603,232
FILTRATION & SEPARATION PRODUCTS (0.14%)
 Pall                                                    4,800                 145,728
FINANCE-COMMERCIAL (0.19%)
 CapitalSource /1/                                      10,500                 206,115
FINANCE-CONSUMER LOANS (0.36%)
 First Marblehead /1/                                    4,200                 147,252
 SLM                                                     4,600                 233,680
                                                                               380,932
FINANCE-CREDIT CARD (0.84%)
 American Express                                       11,800                 628,114
 Capital One Financial                                   3,400                 272,034
                                                                               900,148
FINANCE-INVESTMENT BANKER & BROKER (6.38%)
 Charles Schwab                                         14,600                 164,688
 Citigroup                                              69,460               3,211,136
 E*Trade Financial /1/                                  24,200                 338,558
 Goldman Sachs Group                                     4,700                 479,494
 JP Morgan Chase                                        30,288               1,069,772
 Lehman Brothers Holdings                                3,200                 317,696
 Merrill Lynch                                           9,500                 522,595
 Morgan Stanley                                         13,600                 713,592
                                                                             6,817,531
FINANCE-MORTGAGE LOAN/BANKER (0.81%)
 Countrywide Financial                                   5,600                 216,216
 Federal National Mortgage Association                  11,100                 648,240
                                                                               864,456
FINANCIAL GUARANTEE INSURANCE (0.13%)
 Radian Group                                            3,000                 141,660
FOOD-CONFECTIONERY (0.19%)
 Hershey                                                 3,200                 198,720
FOOD-MISCELLANEOUS/DIVERSIFIED (0.86%)
 Campbell Soup                                           6,200                 190,774
 General Mills                                           7,800                 364,962
 H.J. Heinz                                              3,200                 113,344
 Kellogg                                                 4,400                 195,536
 McCormick                                               1,500                  49,020
                                                                               913,636
FOOD-RETAIL (0.09%)
 Kroger /1/                                              5,200                  98,956
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.20%)
                                                                          $
 Sysco                                                   6,000                 217,140
FORESTRY (0.11%)
 Weyerhaeuser                                            1,800                 114,570
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid                                       1,700                  40,528
HOTELS & MOTELS (0.25%)
 Marriott International                                  3,900                 266,058
HUMAN RESOURCES (0.07%)
 Robert Half International                               3,000                  74,910
INDEPENDENT POWER PRODUCER (0.11%)
 NRG Energy /1/                                          3,000                 112,800
INDUSTRIAL GASES (0.21%)
 Praxair                                                 4,900                 228,340
INSTRUMENTS-SCIENTIFIC (0.03%)
 Waters /1/                                                900                  33,453
INSURANCE BROKERS (0.47%)
 Marsh & McLennan                                       12,800                 354,560
 Willis Group Holdings                                   4,600                 150,512
                                                                               505,072
INTERNET APPLICATION SOFTWARE (0.04%)
 MatrixOne /1/                                           8,400                  42,000
INTERNET BROKERS (0.25%)
 Ameritrade Holding /1/                                 14,300                 265,837
INTERNET CONTENT-INFORMATION & NEWS (0.22%)
 CNET Networks /1/                                      20,400                 239,496
INTERNET SECURITY (0.22%)
 McAfee /1/                                              8,800                 230,384
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.34%)
 Franklin Resources                                      3,100                 238,638
 Nuveen Investments                                      3,200                 120,384
                                                                               359,022
LEISURE & RECREATION PRODUCTS (0.34%)
 Brunswick                                               3,900                 168,948
 WMS Industries /1/                                      5,700                 192,375
                                                                               361,323
LIFE & HEALTH INSURANCE (0.34%)
 Aflac                                                   6,000                 259,680
 Prudential Financial                                    1,600                 105,056
                                                                               364,736
LINEN SUPPLY & RELATED ITEMS (0.05%)
 Cintas                                                  1,300                  50,180
MACHINERY-FARM (0.37%)
 Deere                                                   6,100                 399,489
MEDICAL INSTRUMENTS (1.42%)
 Biomet                                                  3,400                 117,776
 Boston Scientific /1/                                   9,200                 248,400
 Guidant                                                 3,300                 222,090
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
 Medtronic                                              14,100            $    730,239
 St. Jude Medical /1/                                    4,600                 200,606
                                                                             1,519,111
MEDICAL LABORATORY & TESTING SERVICE (0.13%)
 Laboratory Corp. of America Holdings /1/                1,700                  84,830
 Quest Diagnostics                                       1,000                  53,270
                                                                               138,100
MEDICAL PRODUCTS (2.43%)
 Baxter International                                    7,100                 263,410
 Johnson & Johnson                                      30,200               1,963,000
 Stryker                                                 4,000                 190,240
 Zimmer Holdings /1/                                     2,300                 175,191
                                                                             2,591,841
MEDICAL-BIOMEDICAL/GENE (1.25%)
 Amgen /1/                                              13,300                 804,118
 Biogen Idec /1/                                         3,700                 127,465
 Celgene /1/                                             3,700                 150,849
 Chiron /1/                                              1,600                  55,824
 Genentech /1/                                           2,000                 160,560
 Genzyme /1/                                               600                  36,054
                                                                             1,334,870
MEDICAL-DRUGS (4.64%)
 Abbott Laboratories                                    13,600                 666,536
 Bristol-Myers Squibb                                    3,100                  77,438
 Cephalon /1/                                              900                  35,829
 Elan /1/                                                3,000                  20,460
 Eli Lilly                                              12,100                 674,091
 Merck                                                  20,300                 625,240
 Pfizer                                                 67,700               1,867,166
 Schering-Plough                                        15,100                 287,806
 Sepracor /1/                                            1,200                  72,012
 Wyeth                                                  14,200                 631,900
                                                                             4,958,478
MEDICAL-GENERIC DRUGS (0.09%)
 Watson Pharmaceutical /1/                               3,200                  94,592
MEDICAL-HMO (1.45%)
 UnitedHealth Group                                     15,800                 823,812
 WellPoint /1/                                          10,400                 724,256
                                                                             1,548,068
MEDICAL-HOSPITALS (0.40%)
 Community Health Systems /1/                            5,400                 204,066
 HCA                                                     2,100                 119,007
 Health Management Associates                            4,000                 104,720
                                                                               427,793
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.34%)
 AmerisourceBergen                                         900                  62,235
 Cardinal Health                                         5,300                 305,174
                                                                               367,409
METAL-ALUMINUM (0.26%)
 Alcoa                                                  10,700                 279,591
MISCELLANEOUS INVESTING (0.62%)
 Archstone-Smith Trust                                   6,600                 254,892
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Equity Office Properties Trust                          7,000            $    231,700
 Simon Property Group                                    2,400                 173,976
                                                                               660,568
MONEY CENTER BANKS (1.28%)
 Bank of America                                        29,886               1,363,100
MULTI-LINE INSURANCE (2.25%)
 American International Group                           30,700               1,783,670
 Assurant                                                2,200                  79,420
 Hartford Financial Services Group                       4,700                 351,466
 Safeco                                                  3,500                 190,190
                                                                             2,404,746
MULTIMEDIA (2.10%)
 E.W. Scripps                                            2,000                  97,600
 McGraw-Hill                                             5,200                 230,100
 Meredith                                                  500                  24,530
 News                                                   25,700                 415,826
 Time Warner /1/                                        50,900                 850,539
 Viacom                                                 19,500                 624,390
                                                                             2,242,985
NETWORKING PRODUCTS (1.21%)
 Cisco Systems /1/                                      62,400               1,192,464
 Juniper Networks /1/                                    3,900                  98,202
                                                                             1,290,666
NON-HAZARDOUS WASTE DISPOSAL (0.21%)
 Allied Waste Industries /1/                             3,300                  26,169
 Republic Services                                       5,500                 198,055
                                                                               224,224
OFFICE AUTOMATION & EQUIPMENT (0.07%)
 Pitney Bowes                                            1,600                  69,680
OFFICE SUPPLIES & FORMS (0.20%)
 Avery Dennison                                          4,000                 211,840
OIL & GAS DRILLING (0.37%)
 Nabors Industries /1/                                   1,200                  72,744
 Transocean /1/                                          5,900                 318,423
                                                                               391,167
OIL COMPANY-EXPLORATION & PRODUCTION (0.98%)
 Anadarko Petroleum                                      2,700                 221,805
 Devon Energy                                            3,800                 192,584
 EOG Resources                                           3,000                 170,400
 Murphy Oil                                              4,600                 240,258
 XTO Energy                                              6,500                 220,935
                                                                             1,045,982
OIL COMPANY-INTEGRATED (5.70%)
 ChevronTexaco                                          21,800               1,219,056
 ConocoPhillips                                         13,200                 758,868
 Exxon Mobil                                            62,800               3,609,116
 Occidental Petroleum                                    3,300                 253,869
 Total                                                   2,100                 245,385
                                                                             6,086,294
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.40%)
 FMC Technologies /1/                                    3,500            $    111,895
 Grant Prideco /1/                                       9,600                 253,920
 National-Oilwell Varco /1/                              1,300                  61,802
                                                                               427,617
OIL REFINING & MARKETING (0.05%)
 Sunoco                                                    500                  56,840
OIL-FIELD SERVICES (1.07%)
 Baker Hughes                                            5,300                 271,148
 BJ Services                                             1,800                  94,464
 Schlumberger                                           10,200                 774,588
                                                                             1,140,200
OPTICAL SUPPLIES (0.13%)
 Bausch & Lomb                                           1,700                 141,100
PAPER & RELATED PRODUCTS (0.49%)
 Bowater                                                 2,400                  77,688
 International Paper                                     8,900                 268,869
 MeadWestvaco                                            3,000                  84,120
 Potlatch                                                1,800                  94,194
                                                                               524,871
PHARMACY SERVICES (0.25%)
 Caremark Rx /1/                                         3,800                 169,176
 Medco Health Solutions /1/                              1,900                 101,384
                                                                               270,560
PIPELINES (0.46%)
 Dynegy /1/                                              8,200                  39,852
 Williams                                               23,500                 446,500
                                                                               486,352
PROPERTY & CASUALTY INSURANCE (0.98%)
 ACE                                                     4,200                 188,370
 Progressive                                             4,000                 395,240
 St. Paul Travelers                                     11,815                 467,047
                                                                             1,050,657
PUBLISHING-NEWSPAPERS (0.40%)
 Dow Jones                                               1,300                  46,085
 Gannett                                                 2,800                 199,164
 Tribune                                                 2,900                 102,022
 Washington Post                                           100                  83,503
                                                                               430,774
REGIONAL BANKS (3.09%)
 Fifth Third Bancorp                                    11,100                 457,431
 Huntington Bancshares                                   2,500                  60,350
 SunTrust Banks                                          3,300                 238,392
 U.S. Bancorp                                           31,900                 931,480
 Wachovia                                               15,400                 763,840
 Wells Fargo                                            13,700                 843,646
                                                                             3,295,139
REINSURANCE (0.07%)
 AXIS Capital Holdings                                   2,600                  73,580
RETAIL-APPAREL & SHOE (0.30%)
 Hot Topic /1/                                           6,600                 126,192
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                          $
 Ross Stores                                             6,700                 193,697
                                                                               319,889
RETAIL-AUTO PARTS (0.09%)
 O'Reilly Automotive /1/                                 3,400                 101,354
RETAIL-BUILDING PRODUCTS (1.14%)
 Home Depot                                             21,100                 820,790
 Lowe's                                                  6,900                 401,718
                                                                             1,222,508
RETAIL-CONSUMER ELECTRONICS (0.26%)
 Best Buy                                                4,100                 281,055
RETAIL-DISCOUNT (2.66%)
 Family Dollar Stores                                    7,800                 203,580
 Target                                                 12,400                 674,684
 TJX                                                     5,600                 136,360
 Wal-Mart Stores                                        37,900               1,826,780
                                                                             2,841,404
RETAIL-DRUG STORE (0.90%)
 CVS                                                    10,000                 290,700
 Walgreen                                               14,500                 666,855
                                                                               957,555
RETAIL-OFFICE SUPPLIES (0.12%)
 Staples                                                 6,000                 127,920
RETAIL-REGIONAL DEPARTMENT STORE (0.82%)
 Kohl's /1/                                             15,700                 877,787
RETAIL-RESTAURANTS (0.68%)
 McDonald's                                              7,300                 202,575
 Outback Steakhouse                                      5,200                 235,248
 Panera Bread /1/                                        2,800                 173,838
 Yum! Brands                                             2,200                 114,576
                                                                               726,237
SAVINGS & LOANS-THRIFTS (0.14%)
 Golden West Financial                                   2,300                 148,074
SCHOOLS (0.12%)
 Apollo Group /1/                                        1,600                 125,152
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.56%)
 Analog Devices                                         11,400                 425,334
 Linear Technology                                       4,600                 168,774
                                                                               594,108
SEMICONDUCTOR EQUIPMENT (0.40%)
 Applied Materials /1/                                   1,600                  25,888
 ASM Lithography Holding /1/                            14,900                 233,334
 Kla-Tencor                                              3,800                 166,060
                                                                               425,282
TELECOMMUNICATION EQUIPMENT (0.06%)
 Comverse Technology /1/                                 2,700                  63,855
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.26%)
 Corning /1/                                            17,000                 282,540
TELECOMMUNICATION SERVICES (0.47%)
 Telus                                                  14,900                 506,749
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (1.34%)
                                                                          $
 Sprint                                                 30,600                 767,754
 Verizon Communications                                 19,200                 663,360
                                                                             1,431,114
TELEVISION (0.18%)
 Univision Communications /1/                            7,000                 192,850
THERAPEUTICS (0.30%)
 Gilead Sciences /1/                                     7,400                 325,526
TOBACCO (1.68%)
 Altria Group                                           27,700               1,791,082
TOYS (0.11%)
 Hasbro                                                  2,200                  45,738
 Mattel                                                  4,100                  75,030
                                                                               120,768
TRANSPORT-RAIL (0.53%)
 Norfolk Southern                                        6,700                 207,432
 Union Pacific                                           5,500                 356,400
                                                                               563,832
TRANSPORT-SERVICES (0.45%)
 FedEx                                                   1,600                 129,616
 United Parcel Service                                   5,000                 345,800
                                                                               475,416
WEB PORTALS (0.52%)
 Yahoo /1/                                              15,900                 550,935
WIRELESS EQUIPMENT (1.27%)
 Crown Castle International /1/                         12,400                 251,968
 Motorola                                               22,300                 407,198
 Nokia                                                   8,200                 136,448
 Qualcomm                                               15,300                 505,053
 Spectrasite /1/                                           800                  59,544
                                                                             1,360,211
                                          TOTAL COMMON STOCKS              105,104,005

                                            Principal

                                            Amount                           Value

---------------------------------------------------------------------------------------------
TREASURY BONDS (0.05%)
 U.S. Treasury /2/
                                                       $                  $
  2.85%; 08/11/05                                       50,000                  49,834
                                         TOTAL TREASURY BONDS                   49,834
                                                                          ------------

                         TOTAL PORTFOLIO INVESTMENTS (98.46%)              105,153,839
CASH AND RECEIVABLES, NET OF LIABILITIES (1.54%)                             1,649,011
                                   TOTAL NET ASSETS (100.00%)             $106,802,850
                                                                          --------------

                                      153

See accompanying notes.


                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain(Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
16 S&P 500 eMini    Buy         $964,083      $956,400     $ (7,683)
September 2005
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $49,834 or 0.05% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $10,525,804
Unrealized Depreciation                       (4,159,667)
                                             -----------
Net Unrealized Appreciation (Depreciation)     6,366,137
Cost for federal income tax purposes         $98,787,702


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                           Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Consumer, Non-cyclical              23,207,216                 21.87%
 Financial                           20,458,170                 19.28
 Technology                          11,679,760                 11.01
 Industrial                          11,560,959                 10.90
 Communications                      10,981,947                 10.35
 Consumer, Cyclical                  10,846,784                 10.22
 Energy                               9,634,452                  9.08
 Utilities                            3,407,396                  3.21
 Basic Materials                      2,679,081                  2.52
 Futures Contracts                      956,400                  0.90
 Government                             698,074                  0.66
                   TOTAL           $106,110,239                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (96.69%)
ADVERTISING SERVICES (0.14%)
                                                                      $
 Getty Images /1/                                      600                 44,556
AEROSPACE & DEFENSE (0.29%)
 Rockwell Collins                                    1,400                 66,752
 Titan /1/                                           1,100                 25,014
                                                                           91,766
AEROSPACE & DEFENSE EQUIPMENT (1.67%)
 General Dynamics                                      200                 21,908
 Lockheed Martin                                     7,800                505,986
                                                                          527,894
APPAREL MANUFACTURERS (0.48%)
 Coach /1/                                           3,600                120,852
 Columbia Sportswear /1/                               600                 29,634
                                                                          150,486
APPLIANCES (0.06%)
 Maytag                                              1,300                 20,358
APPLICATIONS SOFTWARE (0.33%)
 Microsoft                                           4,200                104,328
ATHLETIC FOOTWEAR (0.36%)
 Nike                                                1,300                112,580
AUDIO & VIDEO PRODUCTS (0.28%)
 Harman International Industries                     1,100                 89,496
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.50%)
 Oshkosh Truck                                         200                 15,656
 Paccar                                              2,100                142,800
                                                                          158,456
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard                                     500                 20,960
BUILDING-MAINTENANCE & SERVICE (0.18%)
 Ecolab                                              1,800                 58,248
BUILDING-RESIDENTIAL & COMMERCIAL (0.35%)
 Toll Brothers /1/                                   1,100                111,705
CABLE TV (0.15%)
 Cablevision Systems /1/                             1,500                 48,300
CASINO HOTELS (0.63%)
 Boyd Gaming                                           500                 25,565
 MGM Mirage /1/                                      4,400                174,152
                                                                          199,717
CELLULAR TELECOMMUNICATIONS (0.24%)
 Nextel Partners /1/                                 3,000                 75,510
CHEMICALS-DIVERSIFIED (1.61%)
 Dow Chemical                                       10,500                467,565
 Georgia Gulf                                        1,300                 40,365
                                                                          507,930
CHEMICALS-SPECIALTY (0.09%)
 Eastman Chemical                                      500                 27,575
COMMERCIAL SERVICE-FINANCE (0.16%)
 Moody's                                             1,100                 49,456
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (0.08%)
                                                                      $
 Alliance Data Systems /1/                             600                 24,336
COMPUTER AIDED DESIGN (0.71%)
 Autodesk                                            6,500                223,405
COMPUTER SERVICES (0.27%)
 Affiliated Computer Services /1/                    1,000                 51,100
 Cognizant Technology Solutions /1/                    500                 23,565
 FactSet Research Systems                              300                 10,752
                                                                           85,417
COMPUTERS (6.61%)
 Apple Computer /1/                                  6,300                231,903
 Dell /1/                                           40,100              1,584,351
 International Business Machines                     3,700                274,540
                                                                        2,090,794
COMPUTERS-INTEGRATED SYSTEMS (0.27%)
 NCR /1/                                             2,400                 84,288
COMPUTERS-MEMORY DEVICES (1.18%)
 EMC /1/                                             5,000                 68,550
 Network Appliance /1/                               8,300                234,641
 Western Digital /1/                                 5,200                 69,784
                                                                          372,975
COMPUTERS-PERIPHERAL EQUIPMENT (0.16%)
 Lexmark International /1/                             800                 51,864
CONSUMER PRODUCTS-MISCELLANEOUS (0.08%)
 Fortune Brands                                        300                 26,640
CONTAINERS-METAL & GLASS (0.08%)
 Crown Holdings /1/                                  1,800                 25,614
COSMETICS & TOILETRIES (0.95%)
 Gillette                                            2,400                121,512
 Procter & Gamble                                    3,400                179,350
                                                                          300,862
DATA PROCESSING & MANAGEMENT (1.55%)
 First Data                                          9,400                377,316
 Fiserv /1/                                          2,000                 85,900
 Global Payments                                       400                 27,120
                                                                          490,336
DISPOSABLE MEDICAL PRODUCTS (0.21%)
 C.R. Bard                                           1,000                 66,510
DISTRIBUTION-WHOLESALE (0.26%)
 W.W. Grainger                                       1,500                 82,185
DIVERSIFIED MANUFACTURING OPERATIONS (0.64%)
 Danaher                                               800                 41,872
 General Electric                                    4,600                159,390
                                                                          201,262
DRUG DELIVERY SYSTEMS (0.06%)
 Hospira /1/                                           500                 19,500
ELECTRIC-INTEGRATED (0.86%)
 Exelon                                              4,000                205,320
 TXU                                                   800                 66,472
                                                                          271,792
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.17%)
                                                                      $
 Cree /1/                                            2,900                 73,863
 Intel                                              33,400                870,404
 QLogic /1/                                          1,200                 37,044
 Texas Instruments                                     700                 19,649
                                                                        1,000,960
ELECTRONIC CONNECTORS (0.14%)
 Amphenol                                            1,100                 44,187
ELECTRONIC FORMS (1.05%)
 Adobe Systems                                      11,600                331,992
ELECTRONICS-MILITARY (0.04%)
 Engineered Support Systems                            350                 12,541
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.20%)
 Fluor                                                 800                 46,072
 Jacobs Engineering Group /1/                          300                 16,878
                                                                           62,950
ENTERPRISE SOFTWARE & SERVICE (0.76%)
 Oracle /1/                                         18,100                238,920
ENVIRONMENTAL MONITORING & DETECTION (0.04%)
 Mine Safety Appliances                                300                 13,860
FINANCE-CONSUMER LOANS (0.03%)
 First Marblehead /1/                                  300                 10,518
FINANCE-CREDIT CARD (1.11%)
 MBNA                                               13,400                350,544
FINANCE-MORTGAGE LOAN/BANKER (2.16%)
 Federal National Mortgage Association              11,700                683,280
FINANCE-OTHER SERVICES (0.09%)
 Chicago Mercantile Exchange Holdings                  100                 29,550
FINANCIAL GUARANTEE INSURANCE (0.35%)
 Ambac Financial Group                               1,000                 69,760
 Radian Group                                          900                 42,498
                                                                          112,258
FOOD-CONFECTIONERY (0.08%)
 Hershey                                               400                 24,840
HEALTH CARE COST CONTAINMENT (0.65%)
 McKesson                                            4,600                206,034
HOME FURNISHINGS (0.10%)
 Tempur-Pedic International /1/                      1,400                 31,052
HOSPITAL BEDS & EQUIPMENT (0.08%)
 Kinetic Concepts /1/                                  400                 24,000
HOTELS & MOTELS (1.25%)
 Marriott International                              4,400                300,168
 Starwood Hotels & Resorts Worldwide                 1,600                 93,712
                                                                          393,880
HUMAN RESOURCES (0.06%)
 Robert Half International                             800                 19,976
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL AUTOMATION & ROBOTS (0.62%)
                                                                      $
 Rockwell Automation                                 4,000                194,840
INSURANCE BROKERS (0.12%)
 Marsh & McLennan                                    1,400                 38,780
INTERNET INFRASTRUCTURE SOFTWARE (0.09%)
 F5 Networks /1/                                       600                 28,341
INTERNET SECURITY (0.37%)
 Symantec /1/                                        3,200                 69,568
 VeriSign /1/                                        1,600                 46,016
                                                                          115,584
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.56%)
 Eaton Vance                                           700                 16,737
 Franklin Resources                                  2,100                161,658
                                                                          178,395
LIFE & HEALTH INSURANCE (0.77%)
 Aflac                                               5,600                242,368
MACHINERY-CONSTRUCTION & MINING (0.65%)
 Caterpillar                                         1,900                181,089
 Joy Global                                            700                 23,513
                                                                          204,602
MACHINERY-PUMPS (0.08%)
 Graco                                                 700                 23,849
MEDICAL LABORATORY & TESTING SERVICE (0.06%)
 Covance /1/                                           400                 17,948
MEDICAL PRODUCTS (6.67%)
 Becton Dickinson                                      300                 15,741
 Johnson & Johnson                                  29,900              1,943,500
 Stryker                                               400                 19,024
 Zimmer Holdings /1/                                 1,700                129,489
                                                                        2,107,754
MEDICAL-BIOMEDICAL/GENE (0.38%)
 Charles River Laboratories International
  /1/                                                  300                 14,475
 Genentech /1/                                       1,300                104,364
                                                                          118,839
MEDICAL-DRUGS (5.80%)
 Abbott Laboratories                                 4,300                210,743
 Merck                                              20,200                622,160
 Pfizer                                             34,500                951,510
 Wyeth                                               1,100                 48,950
                                                                        1,833,363
MEDICAL-GENERIC DRUGS (0.20%)
 Barr Pharmaceuticals /1/                            1,300                 63,362
MEDICAL-HMO (6.35%)
 Aetna                                               4,000                331,280
 AMERIGROUP /1/                                        300                 12,060
 Coventry Health Care /1/                              700                 49,525
 UnitedHealth Group                                 29,200              1,522,488
 WellChoice /1/                                        100                  6,947
 WellPoint /1/                                       1,200                 83,568
                                                                        2,005,868
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (0.20%)
                                                                      $
 HCA                                                 1,100                 62,337
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.46%)
 Lincare Holdings /1/                                3,600                147,024
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.37%)
 AmerisourceBergen                                   1,700                117,555
 Cardinal Health                                     5,500                316,690
                                                                          434,245
METAL PROCESSORS & FABRICATION (0.10%)
 Precision Castparts                                   300                 23,370
 Worthington Industries                                500                  7,900
                                                                           31,270
MISCELLANEOUS INVESTING (0.05%)
 Regency Centers                                       300                 17,160
MOTORCYCLE & MOTOR SCOOTER (0.74%)
 Harley-Davidson                                     4,700                233,120
MULTI-LINE INSURANCE (0.18%)
 American International Group                        1,000                 58,100
MULTIMEDIA (0.18%)
 McGraw-Hill                                         1,300                 57,525
NETWORKING PRODUCTS (0.12%)
 Cisco Systems /1/                                   2,000                 38,220
OIL & GAS DRILLING (0.42%)
 Patterson-UTI Energy                                1,800                 50,094
 Pride International /1/                             3,200                 82,240
                                                                          132,334
OIL COMPANY-EXPLORATION & PRODUCTION (1.63%)
 Burlington Resources                                2,600                143,624
 EOG Resources                                       5,400                306,720
 Murphy Oil                                          1,000                 52,230
 XTO Energy                                            366                 12,440
                                                                          515,014
OIL COMPANY-INTEGRATED (4.80%)
 Exxon Mobil                                        26,400              1,517,208
OIL FIELD MACHINERY & EQUIPMENT (0.31%)
 FMC Technologies /1/                                1,100                 35,167
 Grant Prideco /1/                                   1,300                 34,385
 National-Oilwell Varco /1/                            600                 28,524
                                                                           98,076
OIL-FIELD SERVICES (0.76%)
 Baker Hughes                                        1,500                 76,740
 Cal Dive International /1/                          1,000                 52,370
 Halliburton                                         2,300                109,986
                                                                          239,096
OPTICAL SUPPLIES (0.08%)
 Bausch & Lomb                                         300                 24,900
PHARMACY SERVICES (0.89%)
 Caremark Rx /1/                                       800                 35,616
 Express Scripts /1/                                 3,200                159,936
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACY SERVICES (CONTINUED)
                                                                      $
 Medco Health Solutions /1/                          1,600                 85,376
                                                                          280,928
PIPELINES (0.37%)
 Kinder Morgan                                       1,400                116,480
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion                             300                  7,077
REAL ESTATE OPERATOR & DEVELOPER (0.36%)
 St. Joe                                             1,400                114,156
RENTAL-AUTO & EQUIPMENT (0.19%)
 Rent-A-Center /1/                                   2,600                 60,554
RESEARCH & DEVELOPMENT (0.04%)
 Pharmaceutical Product Development /1/                300                 14,058
RETAIL-APPAREL & SHOE (1.84%)
 Abercrombie & Fitch                                   800                 54,960
 American Eagle Outfitters                           8,200                251,330
 bebe Stores                                         1,150                 30,441
 Chico's FAS /1/                                     1,200                 41,136
 Nordstrom                                           1,100                 74,767
 Urban Outfitters /1/                                2,300                130,387
                                                                          583,021
RETAIL-ARTS & CRAFTS (0.42%)
 Michaels Stores                                     3,200                132,384
RETAIL-AUTO PARTS (0.08%)
 O'Reilly Automotive /1/                               800                 23,848
RETAIL-AUTOMOBILE (0.04%)
 Copart /1/                                            500                 11,900
RETAIL-BEDDING (0.83%)
 Bed Bath & Beyond /1/                               6,300                263,214
RETAIL-BUILDING PRODUCTS (7.24%)
 Home Depot                                         39,100              1,520,990
 Lowe's                                             13,200                768,504
                                                                        2,289,494
RETAIL-CATALOG SHOPPING (0.04%)
 MSC Industrial Direct                                 400                 13,500
RETAIL-DISCOUNT (3.70%)
 Dollar General                                      4,200                 85,512
 Dollar Tree Stores /1/                              3,500                 84,000
 Family Dollar Stores                                1,300                 33,930
 Target                                              6,900                375,429
 TJX                                                 6,600                160,710
 Wal-Mart Stores                                     8,900                428,980
                                                                        1,168,561
RETAIL-DRUG STORE (1.35%)
 Walgreen                                            9,300                427,707
RETAIL-HAIR SALONS (0.05%)
 Regis                                                 400                 15,632
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (0.02%)
                                                                      $
 Pier 1 Imports                                        500                  7,095
RETAIL-OFFICE SUPPLIES (0.27%)
 Staples                                             4,050                 86,346
RETAIL-RESTAURANTS (1.99%)
 Applebee's International                            1,900                 50,331
 Brinker International /1/                           1,600                 64,080
 Darden Restaurants                                  2,900                 95,642
 McDonald's                                            900                 24,975
 Outback Steakhouse                                  1,100                 49,764
 Panera Bread /1/                                      500                 31,042
 Sonic /1/                                             300                  9,159
 Starbucks /1/                                       4,200                216,972
 Yum! Brands                                         1,700                 88,536
                                                                          630,501
RETAIL-VIDEO RENTAL (0.09%)
 Blockbuster                                         3,100                 28,272
STEEL PRODUCERS (0.42%)
 Nucor                                               2,900                132,298
TELECOMMUNICATION EQUIPMENT (0.26%)
 Harris                                              2,600                 81,146
TELEPHONE-INTEGRATED (0.37%)
 Verizon Communications                              3,400                117,470
TEXTILE-HOME FURNISHINGS (0.34%)
 Mohawk Industries /1/                               1,300                107,250
TOBACCO (4.75%)
 Altria Group                                       23,200              1,500,112
TOOLS-HAND HELD (0.40%)
 Black & Decker                                      1,400                125,790
TRANSPORT-AIR FREIGHT (0.18%)
 CNF                                                 1,300                 58,370
TRANSPORT-SERVICES (1.05%)
 C.H. Robinson Worldwide                             1,400                 81,480
 Expeditors International of Washington              2,500                124,525
 FedEx                                               1,000                 81,010
 Ryder System                                        1,200                 43,920
                                                                          330,935
TRANSPORT-TRUCK (0.43%)
 J.B. Hunt Transport Services                        4,200                 81,060
 Landstar System /1/                                 1,800                 54,216
                                                                          135,276
WEB PORTALS (0.93%)
 Google /1/                                            600                176,490
 Yahoo /1/                                           3,400                117,810
                                                                          294,300




                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.69%)
 Motorola                                            4,300            $    78,518
 Qualcomm                                            4,200                138,642
                                                                          217,160
                                      TOTAL COMMON STOCKS              30,562,800
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (96.69%)              30,562,800
CASH AND RECEIVABLES, NET OF LIABILITIES (3.31%)                        1,045,789
                               TOTAL NET ASSETS (100.00%)             $31,608,589
                                                                      -------------

                                      159

See accompanying notes.

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 2,559,843
Unrealized Depreciation                       (1,125,405)
                                             -----------
Net Unrealized Appreciation (Depreciation)     1,434,438
Cost for federal income tax purposes         $29,128,362


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                          Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,                       $
 Non-cyclical                       9,433,446                   30.87%
 Consumer, Cyclical                 7,371,760                   24.12
 Technology                         5,075,279                   16.61
 Energy                             2,618,208                    8.57
 Industrial                         2,113,043                    6.91
 Financial                          1,151,829                    3.77
 Communications                     1,118,112                    3.66
 Basic Materials                      726,051                    2.37
 Government                           683,280                    2.23
 Utilities                            271,792                    0.89
                 TOTAL            $30,562,800                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (97.24%)
ADVERTISING AGENCIES (0.18%)
                                                                                $
 Interpublic Group /1/                                         6,156                  74,980
 Omnicom Group                                                 2,669                 213,146
                                                                                     288,126
AEROSPACE & DEFENSE (0.90%)
 Boeing                                                       12,028                 793,848
 Northrop Grumman                                              5,227                 288,792
 Raytheon                                                      6,583                 257,527
 Rockwell Collins                                              2,593                 123,634
                                                                                   1,463,801
AEROSPACE & DEFENSE EQUIPMENT (0.94%)
 General Dynamics                                              2,917                 319,528
 Goodrich                                                      1,755                  71,885
 Lockheed Martin                                               5,881                 381,500
 United Technologies                                          14,900                 765,115
                                                                                   1,538,028
AGRICULTURAL OPERATIONS (0.15%)
 Monsanto                                                      3,904                 245,444
AIRLINES (0.10%)
 Delta Air Lines /1/                                           2,091                   7,862
 Southwest Airlines                                           10,738                 149,581
                                                                                     157,443
APPAREL MANUFACTURERS (0.24%)
 Coach /1/                                                     5,489                 184,266
 Jones Apparel Group                                           1,756                  54,506
 Liz Claiborne                                                 1,580                  62,821
 VF                                                            1,455                  83,255
                                                                                     384,848
APPLIANCES (0.05%)
 Maytag                                                        1,160                  18,166
 Whirlpool                                                       974                  68,287
                                                                                      86,453
APPLICATIONS SOFTWARE (2.43%)
 Citrix Systems /1/                                            2,464                  53,370
 Compuware /1/                                                 5,655                  40,660
 Intuit /1/                                                    2,699                 121,752
 Mercury Interactive /1/                                       1,261                  48,372
 Microsoft                                                   146,262               3,633,148
 Siebel Systems                                                7,521                  66,937
                                                                                   3,964,239
ATHLETIC FOOTWEAR (0.20%)
 Nike                                                          3,325                 287,945
 Reebok International                                            816                  34,133
                                                                                     322,078
AUTO-CARS & LIGHT TRUCKS (0.34%)
 Ford Motor                                                   26,789                 274,319
 General Motors                                                8,231                 279,854
                                                                                     554,173
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                                      959                  30,688
 Paccar                                                        2,531                 172,108
                                                                                     202,796
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.05%)
                                                                                $
 Dana                                                          2,187                  32,827
 Delphi Automotive Systems                                     8,169                  37,986
 Visteon                                                       1,873                  11,294
                                                                                      82,107
BEVERAGES-NON-ALCOHOLIC (1.77%)
 Coca-Cola                                                    32,945               1,375,454
 Coca-Cola Enterprises                                         5,136                 113,043
 Pepsi Bottling Group                                          2,853                  81,624
 PepsiCo                                                      24,375               1,314,544
                                                                                   2,884,665
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                                  1,312                  79,324
BREWERY (0.36%)
 Anheuser-Busch                                               11,301                 517,021
 Molson Coors Brewing                                          1,143                  70,866
                                                                                     587,887
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 Clear Channel Communications                                  7,422                 229,562
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.18%)
 Masco                                                         6,313                 200,501
 Vulcan Materials                                              1,486                  96,575
                                                                                     297,076
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard                                             2,601                 109,034
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Ecolab                                                        3,197                 103,455
BUILDING-RESIDENTIAL & COMMERCIAL (0.23%)
 Centex                                                        1,862                 131,587
 KB Home                                                       1,213                  92,467
 Pulte Homes                                                   1,727                 145,500
                                                                                     369,554
CABLE TV (0.60%)
 Comcast /1/                                                  32,103                 985,562
CASINO HOTELS (0.12%)
 Harrah's Entertainment                                        2,644                 190,553
CASINO SERVICES (0.09%)
 International Game Technology                                 5,004                 140,863
CELLULAR TELECOMMUNICATIONS (0.32%)
 Nextel Communications /1/                                    16,381                 529,270
CHEMICALS-DIVERSIFIED (0.94%)
 Dow Chemical                                                 13,992                 623,064
 E. I. Du Pont de Nemours                                     14,499                 623,602
 PPG Industries                                                2,499                 156,837
 Rohm & Haas                                                   2,809                 130,169
                                                                                   1,533,672
CHEMICALS-SPECIALTY (0.16%)
 Eastman Chemical                                              1,170                  64,526
 Engelhard                                                     1,756                  50,134
 Great Lakes Chemical                                            758                  23,854
 Hercules /1/                                                  1,644                  23,263
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                $
 International Flavors & Fragrances                            1,288                  46,651
 Sigma-Aldrich                                                 1,002                  56,152
                                                                                     264,580
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                             2,680                  82,356
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                              1,822                  85,798
COMMERCIAL BANKS (0.95%)
 AmSouth Bancorp                                               5,138                 133,588
 BB&T                                                          7,953                 317,881
 Compass Bancshares                                            1,804                  81,180
 First Horizon National                                        1,807                  76,255
 M&T Bank                                                      1,423                 149,643
 Marshall & Ilsley                                             3,099                 137,750
 North Fork Bancorp                                            6,952                 195,282
 Regions Financial                                             6,753                 228,792
 Synovus Financial                                             4,528                 129,818
 Zions Bancorp                                                 1,306                  96,030
                                                                                   1,546,219
COMMERCIAL SERVICE-FINANCE (0.34%)
 Equifax                                                       1,890                  67,492
 H&R Block                                                     2,406                 140,390
 Moody's                                                       4,020                 180,739
 Paychex                                                       5,178                 168,492
                                                                                     557,113
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                 2,070                  29,435
COMPUTER AIDED DESIGN (0.09%)
 Autodesk                                                      3,328                 114,383
 Parametric Technology /1/                                     3,954                  25,227
                                                                                     139,610
COMPUTER SERVICES (0.33%)
 Affiliated Computer Services /1/                              1,841                  94,075
 Computer Sciences /1/                                         2,680                 117,116
 Electronic Data Systems                                       7,553                 145,395
 Sungard Data Systems /1/                                      4,225                 148,593
 Unisys /1/                                                    4,932                  31,220
                                                                                     536,399
COMPUTERS (2.92%)
 Apple Computer /1/                                           11,993                 441,462
 Dell /1/                                                     35,242               1,392,411
 Gateway /1/                                                   4,323                  14,266
 Hewlett-Packard                                              42,014                 987,749
 International Business Machines                              23,484               1,742,513
 Sun Microsystems /1/                                         49,579                 184,930
                                                                                   4,763,331
COMPUTERS-INTEGRATED SYSTEMS (0.06%)
 NCR /1/                                                       2,719                  95,491
COMPUTERS-MEMORY DEVICES (0.39%)
 EMC /1/                                                      34,975                 479,507
 Network Appliance /1/                                         5,330                 150,679
                                                                                     630,186
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.07%)
                                                                                $
 Lexmark International /1/                                     1,843                 119,482
CONSUMER PRODUCTS-MISCELLANEOUS (0.19%)
 Clorox                                                        2,244                 125,036
 Fortune Brands                                                2,117                 187,989
                                                                                     313,025
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                          1,604                  57,680
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                         1,560                  41,402
 Pactiv /1/                                                    2,172                  46,872
 Sealed Air /1/                                                1,218                  60,644
                                                                                     148,918
COSMETICS & TOILETRIES (2.30%)
 Alberto-Culver                                                1,244                  53,902
 Avon Products                                                 6,871                 260,067
 Colgate-Palmolive                                             7,615                 380,065
 Gillette                                                     14,522                 735,249
 Kimberly-Clark                                                6,964                 435,877
 Procter & Gamble                                             36,020               1,900,055
                                                                                   3,765,215
CRUISE LINES (0.26%)
 Carnival                                                      7,671                 418,453
DATA PROCESSING & MANAGEMENT (0.66%)
 Automatic Data Processing                                     8,491                 356,367
 First Data                                                   11,334                 454,947
 Fiserv /1/                                                    2,784                 119,573
 VERITAS Software /1/                                          6,221                 151,792
                                                                                   1,082,679
DISPOSABLE MEDICAL PRODUCTS (0.06%)
 C.R. Bard                                                     1,530                 101,760
DISTRIBUTION-WHOLESALE (0.10%)
 Genuine Parts                                                 2,539                 104,328
 W.W. Grainger                                                 1,214                  66,515
                                                                                     170,843
DIVERSIFIED MANUFACTURING OPERATIONS (5.42%)
 3M                                                           11,202                 809,904
 Cooper Industries                                             1,352                  86,393
 Danaher                                                       4,006                 209,674
 Dover                                                         2,966                 107,903
 Eaton                                                         2,194                 131,421
 General Electric /2/                                        154,382               5,349,336
 Honeywell International                                      12,417                 454,835
 Illinois Tool Works                                           3,973                 316,569
 Ingersoll-Rand                                                2,454                 175,093
 ITT Industries                                                1,343                 131,117
 Leggett & Platt                                               2,760                  73,361
 Textron                                                       1,964                 148,969
 Tyco International                                           29,397                 858,392
                                                                                   8,852,967
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.21%)
 Cendant                                                      15,307                 342,418
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.05%)
                                                                                $
 Hospira /1/                                                   2,301                  89,739
E-COMMERCE-SERVICES (0.39%)
 eBay /1/                                                     17,683                 583,716
 Monster Worldwide /1/                                         1,760                  50,477
                                                                                     634,193
ELECTRIC PRODUCTS-MISCELLANEOUS (0.27%)
 Emerson Electric                                              6,066                 379,913
 Molex                                                         2,446                  63,694
                                                                                     443,607
ELECTRIC-GENERATION (0.10%)
 AES /1/                                                       9,508                 155,741
ELECTRIC-INTEGRATED (3.06%)
 Allegheny Energy /1/                                          2,366                  59,670
 Ameren                                                        2,959                 163,633
 American Electric Power                                       5,590                 206,103
 CenterPoint Energy                                            4,229                  55,865
 Cinergy                                                       2,887                 129,395
 CMS Energy /1/                                                3,185                  47,966
 Consolidated Edison                                           3,539                 165,767
 Constellation Energy Group                                    2,584                 149,071
 Dominion Resources                                            4,956                 363,721
 DTE Energy                                                    2,535                 118,562
 Duke Energy                                                  13,489                 401,028
 Edison International                                          4,743                 192,329
 Entergy                                                       3,086                 233,147
 Exelon                                                        9,740                 499,954
 FirstEnergy                                                   4,801                 230,976
 FPL Group                                                     5,705                 239,952
 NiSource                                                      3,957                  97,857
 PG&E                                                          5,387                 202,228
 Pinnacle West Capital                                         1,432                  63,652
 PPL                                                           2,762                 164,008
 Progress Energy                                               3,620                 163,769
 Public Service Enterprise Group                               3,475                 211,349
 Southern                                                     10,834                 375,615
 TECO Energy                                                   3,013                  56,976
 TXU                                                           3,489                 289,901
 Xcel Energy                                                   5,855                 114,290
                                                                                   4,996,784
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.06%)
 Sanmina /1/                                                   7,650                  41,846
 Solectron /1/                                                14,152                  53,636
                                                                                      95,482
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.46%)
 Advanced Micro Devices /1/                                    5,749                  99,688
 Altera /1/                                                    5,409                 107,206
 Applied Micro Circuits /1/                                    4,462                  11,423
 Broadcom /1/                                                  4,260                 151,273
 Freescale Semiconductor /1/                                   5,849                 123,882
 Intel                                                        89,856               2,341,647
 LSI Logic /1/                                                 5,645                  47,926
 Micron Technology /1/                                         8,950                  91,380
 National Semiconductor                                        5,081                 111,934
 Nvidia /1/                                                    2,459                  65,704
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                $
 PMC - Sierra /1/                                              2,626                  24,501
 QLogic /1/                                                    1,323                  40,841
 Texas Instruments                                            24,195                 679,154
 Xilinx                                                        5,107                 130,228
                                                                                   4,026,787
ELECTRONIC FORMS (0.12%)
 Adobe Systems                                                 7,118                 203,717
ELECTRONIC MEASUREMENT INSTRUMENTS (0.11%)
 Agilent Technologies /1/                                      6,294                 144,888
 Tektronix                                                     1,288                  29,972
                                                                                     174,860
ELECTRONICS-MILITARY (0.08%)
 L-3 Communications Holdings                                   1,727                 132,254
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 Fluor                                                         1,260                  72,563
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                                  635                  47,377
ENTERPRISE SOFTWARE & SERVICE (0.71%)
 BMC Software /1/                                              3,225                  57,889
 Computer Associates International                             7,747                 212,888
 Novell /1/                                                    5,544                  34,373
 Oracle /1/                                                   64,362                 849,578
                                                                                   1,154,728
ENTERTAINMENT SOFTWARE (0.15%)
 Electronic Arts /1/                                           4,462                 252,594
FIDUCIARY BANKS (0.53%)
 Bank of New York                                             11,331                 326,106
 Mellon Financial                                              6,160                 176,731
 Northern Trust                                                2,960                 134,946
 State Street                                                  4,818                 232,469
                                                                                     870,252
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                          1,811                  54,982
FINANCE-COMMERCIAL (0.08%)
 CIT Group                                                     3,064                 131,660
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                           6,107                 310,236
FINANCE-CREDIT CARD (1.08%)
 American Express                                             17,047                 907,412
 Capital One Financial                                         3,670                 293,637
 MBNA                                                         18,452                 482,704
 Providian Financial /1/                                       4,283                  75,509
                                                                                   1,759,262
FINANCE-INVESTMENT BANKER & BROKER (5.13%)
 Bear Stearns                                                  1,655                 172,021
 Charles Schwab                                               16,586                 187,090
 Citigroup                                                    75,724               3,500,720
 E*Trade Financial /1/                                         5,364                  75,042
 Goldman Sachs Group                                           6,432                 656,193
 JP Morgan Chase                                              51,219               1,809,055
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Lehman Brothers Holdings                                      4,026            $    399,701
 Merrill Lynch                                                13,761                 756,993
 Morgan Stanley                                               15,948                 836,792
                                                                                   8,393,607
FINANCE-MORTGAGE LOAN/BANKER (1.11%)
 Countrywide Financial                                         8,555                 330,308
 Federal Home Loan Mortgage                                   10,053                 655,757
 Federal National Mortgage Association                        14,089                 822,798
                                                                                   1,808,863
FINANCIAL GUARANTEE INSURANCE (0.19%)
 Ambac Financial Group                                         1,576                 109,942
 MBIA                                                          1,971                 116,900
 MGIC Investment                                               1,374                  89,612
                                                                                     316,454
FOOD-CONFECTIONERY (0.24%)
 Hershey                                                       3,165                 196,547
 Wm. Wrigley Jr.                                               2,850                 196,194
                                                                                     392,741
FOOD-FLOUR & GRAIN (0.12%)
 Archer Daniels Midland                                        9,080                 194,130
FOOD-MISCELLANEOUS/DIVERSIFIED (0.78%)
 Campbell Soup                                                 4,726                 145,419
 ConAgra Foods                                                 7,539                 174,603
 General Mills                                                 5,381                 251,777
 H.J. Heinz                                                    5,096                 180,501
 Kellogg                                                       5,089                 226,155
 McCormick                                                     1,968                  64,314
 Sara Lee                                                     11,460                 227,023
                                                                                   1,269,792
FOOD-RETAIL (0.28%)
 Albertson's                                                   5,362                 110,886
 Kroger /1/                                                   10,608                 201,871
 Safeway                                                       6,524                 147,377
                                                                                     460,134
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 SUPERVALU                                                     1,981                  64,600
 Sysco                                                         9,215                 333,491
                                                                                     398,091
FORESTRY (0.20%)
 Plum Creek Timber                                             2,678                  97,211
 Weyerhaeuser                                                  3,565                 226,912
                                                                                     324,123
GAS-DISTRIBUTION (0.18%)
 KeySpan                                                       2,517                 102,442
 Nicor                                                           642                  26,431
 Peoples Energy                                                  553                  24,033
 Sempra Energy                                                 3,483                 143,883
                                                                                     296,789
GOLD MINING (0.16%)
 Newmont Mining                                                6,491                 253,344
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.12%)
 McKesson                                                      4,297            $    192,463
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid                                             4,007                  95,527
HOTELS & MOTELS (0.31%)
 Hilton Hotels                                                 5,558                 132,558
 Marriott International                                        2,889                 197,088
 Starwood Hotels & Resorts Worldwide                           3,146                 184,261
                                                                                     513,907
HUMAN RESOURCES (0.04%)
 Robert Half International                                     2,321                  57,955
IDENTIFICATION SYSTEM-DEVELOPMENT (0.02%)
 Symbol Technologies                                           3,534                  34,881
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/                                                   7,831                  26,625
INDUSTRIAL AUTOMATION & ROBOTS (0.08%)
 Rockwell Automation                                           2,544                 123,918
INDUSTRIAL GASES (0.26%)
 Air Products & Chemicals                                      3,337                 201,221
 Praxair                                                       4,709                 219,440
                                                                                     420,661
INSTRUMENTS-CONTROLS (0.20%)
 Johnson Controls                                              2,795                 157,442
 Parker Hannifin                                               1,749                 108,456
 Thermo Electron /1/                                           2,346                  63,037
                                                                                     328,935
INSTRUMENTS-SCIENTIFIC (0.16%)
 Applied Biosystems Group                                      2,873                  56,512
 Fisher Scientific International /1/                           1,748                 113,445
 PerkinElmer                                                   1,887                  35,664
 Waters /1/                                                    1,709                  63,524
                                                                                     269,145
INSURANCE BROKERS (0.20%)
 Aon                                                           4,626                 115,835
 Marsh & McLennan                                              7,757                 214,869
                                                                                     330,704
INTERNET SECURITY (0.14%)
 Symantec /1/                                                 10,354                 225,096
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.26%)
 Federated Investors                                           1,381                  41,444
 Franklin Resources                                            2,884                 222,010
 Janus Capital Group                                           3,302                  49,662
 T. Rowe Price Group                                           1,801                 112,743
                                                                                     425,859
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                                     1,413                  61,211
LIFE & HEALTH INSURANCE (0.96%)
 Aflac                                                         7,303                 316,074
 Cigna                                                         1,905                 203,892
 Jefferson-Pilot                                               1,979                  99,781
 Lincoln National                                              2,528                 118,614
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Principal Financial Group /3/                                 4,276            $    179,164
 Prudential Financial                                          7,598                 498,885
 Torchmark                                                     1,516                  79,135
 UnumProvident                                                 4,335                  79,417
                                                                                   1,574,962
LINEN SUPPLY & RELATED ITEMS (0.05%)
 Cintas                                                        2,179                  84,109
MACHINERY-CONSTRUCTION & MINING (0.29%)
 Caterpillar                                                   4,974                 474,072
MACHINERY-FARM (0.14%)
 Deere                                                         3,588                 234,978
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                    3,298                  81,691
MEDICAL INSTRUMENTS (1.15%)
 Biomet                                                        3,666                 126,990
 Boston Scientific /1/                                        10,915                 294,705
 Guidant                                                       4,731                 318,396
 Medtronic                                                    17,606                 911,815
 St. Jude Medical /1/                                          5,274                 229,999
                                                                                   1,881,905
MEDICAL LABORATORY & TESTING SERVICE (0.15%)
 Laboratory Corp. of America Holdings /1/                      1,959                  97,754
 Quest Diagnostics                                             2,650                 141,166
                                                                                     238,920
MEDICAL PRODUCTS (2.37%)
 Baxter International                                          9,035                 335,198
 Becton Dickinson                                              3,676                 192,880
 Johnson & Johnson                                            43,284               2,813,460
 Stryker                                                       5,457                 259,535
 Zimmer Holdings /1/                                           3,595                 273,831
                                                                                   3,874,904
MEDICAL-BIOMEDICAL/GENE (0.98%)
 Amgen /1/                                                    18,013               1,089,066
 Biogen Idec /1/                                               5,016                 172,801
 Chiron /1/                                                    2,156                  75,223
 Genzyme /1/                                                   3,672                 220,650
 Millipore /1/                                                   727                  41,243
                                                                                   1,598,983
MEDICAL-DRUGS (5.19%)
 Abbott Laboratories                                          22,572               1,106,254
 Allergan                                                      1,899                 161,871
 Bristol-Myers Squibb                                         28,447                 710,606
 Eli Lilly                                                    16,494                 918,881
 Forest Laboratories /1/                                       4,956                 192,541
 King Pharmaceuticals /1/                                      3,519                  36,668
 Medimmune /1/                                                 3,607                  96,379
 Merck                                                        32,069                 987,725
 Pfizer                                                      108,230               2,984,983
 Schering-Plough                                              21,472                 409,256
 Wyeth                                                        19,483                 866,993
                                                                                   8,472,157
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
MEDICAL-GENERIC DRUGS (0.08%)
                                                                                $
 Mylan Laboratories                                            3,921                  75,440
 Watson Pharmaceutical /1/                                     1,604                  47,414
                                                                                     122,854
MEDICAL-HMO (1.24%)
 Aetna                                                         4,228                 350,163
 Humana /1/                                                    2,356                  93,628
 UnitedHealth Group                                           18,431                 960,992
 WellPoint /1/                                                 8,917                 620,980
                                                                                   2,025,763
MEDICAL-HOSPITALS (0.32%)
 HCA                                                           6,101                 345,744
 Health Management Associates                                  3,589                  93,960
 Tenet Healthcare /1/                                          6,821                  83,489
                                                                                     523,193
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                    1,258                  49,980
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.28%)
 AmerisourceBergen                                             1,534                 106,076
 Cardinal Health                                               6,234                 358,954
                                                                                     465,030
METAL-ALUMINUM (0.20%)
 Alcoa                                                        12,695                 331,720
METAL-COPPER (0.08%)
 Phelps Dodge                                                  1,410                 130,425
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoRan Copper & Gold                                2,615                  97,906
MISCELLANEOUS INVESTING (0.53%)
 Apartment Investment & Management                             1,387                  56,756
 Archstone-Smith Trust                                         2,894                 111,767
 Equity Office Properties Trust                                5,932                 196,349
 Equity Residential Properties Trust                           4,172                 153,613
 Prologis Trust                                                2,717                 109,332
 Simon Property Group                                          3,198                 231,823
                                                                                     859,640
MONEY CENTER BANKS (1.63%)
 Bank of America                                              58,539               2,669,964
MOTORCYCLE & MOTOR SCOOTER (0.13%)
 Harley-Davidson                                               4,144                 205,542
MULTI-LINE INSURANCE (2.51%)
 Allstate                                                      9,727                 581,188
 American International Group                                 37,772               2,194,553
 Cincinnati Financial                                          2,426                  95,973
 Hartford Financial Services Group                             4,318                 322,900
 Loews                                                         2,324                 180,110
 MetLife                                                      10,674                 479,689
 Safeco                                                        1,856                 100,855
 XL Capital                                                    2,040                 151,817
                                                                                   4,107,085
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
MULTIMEDIA (2.20%)
                                                                                $
 McGraw-Hill                                                   5,453                 241,295
 Meredith                                                        654                  32,085
 News                                                         42,224                 683,184
 Time Warner /1/                                              68,206               1,139,722
 Viacom                                                       23,469                 751,478
 Walt Disney                                                  29,714                 748,199
                                                                                   3,595,963
NETWORKING PRODUCTS (1.20%)
 Cisco Systems /1/                                            93,024               1,777,689
 Lucent Technologies /1/                                      64,486                 187,654
                                                                                   1,965,343
NON-HAZARDOUS WASTE DISPOSAL (0.16%)
 Allied Waste Industries /1/                                   3,942                  31,260
 Waste Management                                              8,269                 234,344
                                                                                     265,604
OFFICE AUTOMATION & EQUIPMENT (0.21%)
 Pitney Bowes                                                  3,348                 145,805
 Xerox /1/                                                    13,948                 192,343
                                                                                     338,148
OFFICE SUPPLIES & FORMS (0.05%)
 Avery Dennison                                                1,479                  78,328
OIL & GAS DRILLING (0.34%)
 Nabors Industries /1/                                         2,165                 131,242
 Noble                                                         1,977                 121,605
 Rowan                                                         1,576                  46,823
 Transocean /1/                                                4,747                 256,196
                                                                                     555,866
OIL COMPANY-EXPLORATION & PRODUCTION (1.07%)
 Anadarko Petroleum                                            3,431                 281,857
 Apache                                                        4,777                 308,594
 Burlington Resources                                          5,611                 309,952
 Devon Energy                                                  6,896                 349,489
 EOG Resources                                                 3,483                 197,834
 Kerr-McGee                                                    1,696                 129,422
 XTO Energy                                                    5,254                 178,583
                                                                                   1,755,731
OIL COMPANY-INTEGRATED (5.70%)
 Amerada Hess                                                  1,250                 133,137
 ChevronTexaco                                                30,542               1,707,908
 ConocoPhillips                                               20,267               1,165,150
 Exxon Mobil                                                  92,661               5,325,228
 Marathon Oil                                                  5,064                 270,266
 Occidental Petroleum                                          5,797                 445,963
 Unocal                                                        3,956                 257,338
                                                                                   9,304,990
OIL FIELD MACHINERY & EQUIPMENT (0.07%)
 National-Oilwell Varco /1/                                    2,504                 119,040
OIL REFINING & MARKETING (0.29%)
 Ashland                                                         976                  70,145
 Sunoco                                                        1,002                 113,908
 Valero Energy                                                 3,737                 295,634
                                                                                     479,687
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.84%)
                                                                                $
 Baker Hughes                                                  4,932                 252,321
 BJ Services                                                   2,357                 123,695
 Halliburton                                                   7,362                 352,051
 Schlumberger                                                  8,576                 651,262
                                                                                   1,379,329
OPTICAL SUPPLIES (0.04%)
 Bausch & Lomb                                                   779                  64,657
PAPER & RELATED PRODUCTS (0.32%)
 Georgia-Pacific                                               3,787                 120,427
 International Paper                                           7,140                 215,699
 Louisiana-Pacific                                             1,614                  39,672
 MeadWestvaco                                                  2,713                  76,073
 Temple-Inland                                                 1,812                  67,316
                                                                                     519,187
PHARMACY SERVICES (0.38%)
 Caremark Rx /1/                                               6,603                 293,966
 Express Scripts /1/                                           2,160                 107,957
 Medco Health Solutions /1/                                    4,034                 215,254
                                                                                     617,177
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                                 4,179                 112,206
PIPELINES (0.26%)
 Dynegy /1/                                                    4,832                  23,483
 El Paso                                                       9,382                 108,081
 Kinder Morgan                                                 1,580                 131,456
 Williams                                                      8,309                 157,871
                                                                                     420,891
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                     2,640                  62,278
PRINTING-COMMERCIAL (0.07%)
 R.R. Donnelley & Sons                                         3,105                 107,154
PROPERTY & CASUALTY INSURANCE (0.68%)
 ACE                                                           4,184                 187,653
 Chubb                                                         2,843                 243,389
 Progressive                                                   2,894                 285,956
 St. Paul Travelers                                            9,808                 387,710
                                                                                   1,104,708
PUBLICLY TRADED INVESTMENT FUND (0.21%)
 iShares S&P 500 Index Fund                                    2,850                 339,350
PUBLISHING-NEWSPAPERS (0.35%)
 Dow Jones                                                     1,032                  36,584
 Gannett                                                       3,615                 257,135
 Knight Ridder                                                 1,083                  66,431
 New York Times                                                2,119                  66,007
 Tribune                                                       4,338                 152,611
                                                                                     578,768
REGIONAL BANKS (3.09%)
 Comerica                                                      2,457                 142,015
 Fifth Third Bancorp                                           7,594                 312,949
 Huntington Bancshares                                         3,381                  81,617
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                $
 KeyCorp                                                       5,934                 196,712
 National City                                                 8,650                 295,138
 PNC Financial Services Group                                  4,127                 224,756
 SunTrust Banks                                                4,946                 357,299
 U.S. Bancorp                                                 26,678                 778,998
 Wachovia                                                     22,947               1,138,171
 Wells Fargo                                                  24,561               1,512,466
                                                                                   5,040,121
RETAIL-APPAREL & SHOE (0.28%)
 Gap                                                          11,030                 217,843
 Limited                                                       5,534                 118,538
 Nordstrom                                                     1,789                 121,598
                                                                                     457,979
RETAIL-AUTO PARTS (0.05%)
 Autozone /1/                                                    956                  88,392
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                                3,250                  66,690
RETAIL-BEDDING (0.11%)
 Bed Bath & Beyond /1/                                         4,300                 179,654
RETAIL-BUILDING PRODUCTS (1.14%)
 Home Depot                                                   31,243               1,215,353
 Lowe's                                                       11,244                 654,625
                                                                                   1,869,978
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Best Buy                                                      4,346                 297,918
 Circuit City Stores                                           2,784                  48,136
 RadioShack                                                    2,266                  52,503
                                                                                     398,557
RETAIL-DISCOUNT (2.26%)
 Big Lots /1/                                                  1,655                  21,912
 Costco Wholesale                                              6,953                 311,633
 Dollar General                                                4,392                  89,421
 Family Dollar Stores                                          2,427                  63,345
 Target                                                       12,859                 699,658
 TJX                                                           6,848                 166,749
 Wal-Mart Stores                                              48,700               2,347,340
                                                                                   3,700,058
RETAIL-DRUG STORE (0.63%)
 CVS                                                          11,791                 342,765
 Walgreen                                                     14,882                 684,423
                                                                                   1,027,188
RETAIL-JEWELRY (0.04%)
 Tiffany                                                       2,092                  68,534
RETAIL-MAJOR DEPARTMENT STORE (0.37%)
 J.C. Penney                                                   3,833                 201,539
 May Department Stores                                         4,359                 175,057
 Sears Holdings /1/                                            1,488                 223,007
                                                                                     599,603
RETAIL-OFFICE SUPPLIES (0.22%)
 Office Depot /1/                                              4,597                 104,995
 OfficeMax                                                     1,028                  30,604
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (CONTINUED)
                                                                                $
 Staples                                                      10,722                 228,593
                                                                                     364,192
RETAIL-REGIONAL DEPARTMENT STORE (0.29%)
 Dillard's                                                     1,042                  24,404
 Federated Department Stores                                   2,481                 181,808
 Kohl's /1/                                                    4,749                 265,516
                                                                                     471,728
RETAIL-RESTAURANTS (0.72%)
 Darden Restaurants                                            2,121                  69,951
 McDonald's                                                   18,450                 511,988
 Starbucks /1/                                                 5,674                 293,119
 Wendy's International                                         1,673                  79,718
 Yum! Brands                                                   4,218                 219,673
                                                                                   1,174,449
RETAIL-TOY STORE (0.05%)
 Toys R Us /1/                                                 3,224                  85,372
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                            931                  17,289
 Goodyear Tire & Rubber /1/                                    2,561                  38,159
                                                                                      55,448
SAVINGS & LOANS-THRIFTS (0.55%)
 Golden West Financial                                         4,115                 264,924
 Sovereign Bancorp                                             5,308                 118,581
 Washington Mutual                                            12,769                 519,570
                                                                                     903,075
SCHOOLS (0.11%)
 Apollo Group /1/                                              2,380                 186,164
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.33%)
 Analog Devices                                                5,386                 200,952
 Linear Technology                                             4,454                 163,417
 Maxim Integrated Products                                     4,774                 182,414
                                                                                     546,783
SEMICONDUCTOR EQUIPMENT (0.37%)
 Applied Materials /1/                                        23,930                 387,187
 Kla-Tencor                                                    2,866                 125,244
 Novellus Systems /1/                                          2,010                  49,667
 Teradyne /1/                                                  2,850                  34,115
                                                                                     596,213
STEEL PRODUCERS (0.10%)
 Nucor                                                         2,332                 106,386
 United States Steel                                           1,662                  57,123
                                                                                     163,509
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                        1,307                  28,832
TELECOMMUNICATION EQUIPMENT (0.20%)
 ADC Telecommunications /1/                                    1,689                  36,770
 Andrew /1/                                                    2,365                  30,177
 Avaya /1/                                                     6,944                  57,774
 Comverse Technology /1/                                       2,915                  68,940
 Scientific-Atlanta                                            2,218                  73,793
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                $
 Tellabs /1/                                                   6,525                  56,767
                                                                                     324,221
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.25%)
 CIENA /1/                                                     8,392                  17,539
 Corning /1/                                                  21,096                 350,616
 JDS Uniphase /1/                                             21,079                  32,040
                                                                                     400,195
TELEPHONE-INTEGRATED (2.77%)
 ALLTEL                                                        4,761                 296,515
 AT&T                                                         11,662                 222,044
 BellSouth                                                    26,653                 708,170
 CenturyTel                                                    1,911                  66,178
 Citizens Communications                                       4,958                  66,636
 Qwest Communications International /1/                       24,340                  90,301
 SBC Communications                                           48,081               1,141,924
 Sprint                                                       21,539                 540,414
 Verizon Communications                                       40,279               1,391,639
                                                                                   4,523,821
TELEVISION (0.07%)
 Univision Communications /1/                                  4,231                 116,564
THERAPEUTICS (0.18%)
 Gilead Sciences /1/                                           6,577                 289,322
TOBACCO (1.34%)
 Altria Group                                                 30,145               1,949,176
 Reynolds American                                             1,695                 133,566
 UST                                                           2,406                 109,858
                                                                                   2,192,600
TOOLS-HAND HELD (0.11%)
 Black & Decker                                                1,165                 104,675
 Snap-On                                                         841                  28,846
 Stanley Works                                                 1,097                  49,958
                                                                                     183,479
TOYS (0.10%)
 Hasbro                                                        2,440                  50,728
 Mattel                                                        5,992                 109,653
                                                                                     160,381
TRANSPORT-RAIL (0.50%)
 Burlington Northern Santa Fe                                  5,481                 258,046
 CSX                                                           3,152                 134,464
 Norfolk Southern                                              5,885                 182,200
 Union Pacific                                                 3,828                 248,054
                                                                                     822,764
TRANSPORT-SERVICES (0.93%)
 FedEx                                                         4,397                 356,201
 Ryder System                                                    936                  34,258
 United Parcel Service                                        16,214               1,121,360
                                                                                   1,511,819
TRAVEL SERVICES (0.02%)
 Sabre Holdings                                                1,908                  38,065
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (0.41%)
                                                                                $
 Yahoo /1/                                                    19,107                 662,057
WIRELESS EQUIPMENT (0.88%)
 Motorola                                                     35,695                 651,791
 Qualcomm                                                     23,779                 784,945
                                                                                   1,436,736
                                                TOTAL COMMON STOCKS              158,860,475

                                                Principal
                                                 Amount                             Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.52%)
FINANCE-INVESTMENT BANKER & BROKER (2.52%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                           $                    $
  3.40%; 07/01/05                                          4,113,729               4,113,729
                                             TOTAL COMMERCIAL PAPER                4,113,729
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.76%)              162,974,204
CASH AND RECEIVABLES, NET OF LIABILITIES (0.24%)                                     397,387
                                         TOTAL NET ASSETS (100.00%)             $163,371,591
                                                                                --------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
14 S&P 500        Buy        $4,211,388    $4,184,250    $ (27,138)
September 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,403,325 or 0.86% of net assets.
/3 /Affiliated security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 26,982,093
Unrealized Depreciation                       (24,247,149)
                                             ------------
Net Unrealized Appreciation (Depreciation)      2,734,944
Cost for federal income tax purposes         $160,239,260


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                           Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Financial                           34,787,846                 20.81%
 Consumer, Non-cyclical              34,609,256                 20.70
 Technology                          18,532,079                 11.09
 Industrial                          17,764,261                 10.63
 Communications                      16,495,477                  9.87
 Consumer, Cyclical                  15,218,696                  9.10
 Energy                              13,945,389                  8.34
 Utilities                            5,475,940                  3.28
 Basic Materials                      4,327,356                  2.59
 Futures Contracts                    4,184,250                  2.50
 Government                           1,478,555                  0.89
 Funds                                  339,349                  0.20
                   TOTAL           $167,158,454                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (94.96%)
ADVERTISING AGENCIES (0.50%)
                                                                        $
 Interpublic Group /1/                                39,700                483,546
AEROSPACE & DEFENSE (0.65%)
 Boeing                                                8,200                541,200
 Northrop Grumman                                      1,700                 93,925
                                                                            635,125
AEROSPACE & DEFENSE EQUIPMENT (0.74%)
 General Dynamics                                      1,800                197,172
 Goodrich                                             12,700                520,192
                                                                            717,364
AGRICULTURAL OPERATIONS (0.77%)
 Bunge                                                 7,200                456,480
 Monsanto                                              4,700                295,489
                                                                            751,969
APPAREL MANUFACTURERS (0.85%)
 Jones Apparel Group                                  13,700                425,248
 VF                                                    7,050                403,401
                                                                            828,649
APPLICATIONS SOFTWARE (0.58%)
 Microsoft                                            22,600                561,384
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.42%)
 American Axle & Manufacturing Holdings                4,100                103,607
 Autoliv                                               9,500                416,100
 BorgWarner                                            4,800                257,616
 Dana                                                 13,225                198,507
 Lear                                                  1,500                 54,570
 Magna International                                   5,025                353,459
                                                                          1,383,859
BEVERAGES-NON-ALCOHOLIC (0.43%)
 PepsiCo                                               7,800                420,654
BREWERY (0.25%)
 Molson Coors Brewing                                  3,900                241,800
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.99%)
 Masco                                                14,800                470,048
 Vulcan Materials                                      7,625                495,549
                                                                            965,597
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.41%)
 Martin Marietta Materials                             5,850                404,352
CABLE TV (1.12%)
 Comcast /1/                                          35,541              1,091,109
CHEMICALS-DIVERSIFIED (1.21%)
 E. I. Du Pont de Nemours                             15,600                670,956
 PPG Industries                                        8,100                508,356
                                                                          1,179,312
CHEMICALS-SPECIALTY (0.33%)
 Eastman Chemical                                      4,400                242,660
 Hercules /1/                                          5,700                 80,655
                                                                            323,315
COMMERCIAL BANKS (0.25%)
 BB&T                                                  6,200                247,814
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.55%)
                                                                        $
 Electronic Data Systems                              27,700                533,225
COMPUTERS (1.71%)
 Hewlett-Packard                                      62,882              1,478,356
 International Business Machines                       2,600                192,920
                                                                          1,671,276
CONTAINERS-PAPER & PLASTIC (0.22%)
 Smurfit-Stone Container /1/                          21,200                215,604
COSMETICS & TOILETRIES (0.30%)
 Kimberly-Clark                                        4,700                294,173
DISTRIBUTION-WHOLESALE (0.19%)
 Ingram Micro /1/                                      2,200                 34,452
 Tech Data /1/                                         4,250                155,593
                                                                            190,045
DIVERSIFIED MANUFACTURING OPERATIONS (4.24%)
 Cooper Industries                                     2,025                129,397
 Crane                                                 7,000                184,100
 Eaton                                                 5,850                350,415
 General Electric                                     60,600              2,099,790
 Honeywell International                               6,300                230,769
 Ingersoll-Rand                                        4,100                292,535
 SPX                                                   8,800                404,624
 Textron                                               5,900                447,515
                                                                          4,139,145
ELECTRIC-INTEGRATED (3.21%)
 American Electric Power                              15,750                580,703
 Constellation Energy Group                            2,100                121,149
 Edison International                                  2,100                 85,155
 Entergy                                               9,150                691,282
 Exelon                                               11,400                585,162
 FirstEnergy                                          14,400                692,784
 Northeast Utilities                                   5,300                110,558
 Puget Energy                                          1,300                 30,394
 Xcel Energy                                          12,200                238,144
                                                                          3,135,331
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.58%)
 Celestica /1/                                        19,100                255,940
 Flextronics International /1/                        40,000                528,400
 Sanmina /1/                                          67,100                367,037
 Solectron /1/                                        66,100                250,519
 Vishay Intertechnology /1/                           11,500                136,505
                                                                          1,538,401
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.08%)
 Agere Systems /1/                                     6,470                 77,640
FIDUCIARY BANKS (0.48%)
 Mellon Financial                                     16,400                470,516
FINANCE-INVESTMENT BANKER & BROKER (9.59%)
 Citigroup                                            93,675              4,330,595
 Goldman Sachs Group                                   7,400                754,948
 JP Morgan Chase                                      41,590              1,468,959
 Lehman Brothers Holdings                              9,300                923,304
 Merrill Lynch                                        17,000                935,170
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley                                       18,100            $   949,707
                                                                          9,362,683
FINANCE-MORTGAGE LOAN/BANKER (3.26%)
 Countrywide Financial                                19,500                752,895
 Federal Home Loan Mortgage                           15,900              1,037,157
 Federal National Mortgage Association                23,825              1,391,380
                                                                          3,181,432
FINANCIAL GUARANTEE INSURANCE (0.62%)
 MBIA                                                  5,200                308,412
 MGIC Investment                                       4,500                293,490
                                                                            601,902
FOOD-MISCELLANEOUS/DIVERSIFIED (2.01%)
 ConAgra Foods                                         3,800                 88,008
 General Mills                                         3,600                168,444
 Kellogg                                              11,300                502,172
 Kraft Foods                                           9,100                289,471
 Sara Lee                                             25,000                495,250
 Unilever                                              6,400                414,912
                                                                          1,958,257
FOOD-RETAIL (1.18%)
 Kroger /1/                                           31,000                589,930
 Safeway                                              24,675                557,408
                                                                          1,147,338
FOOD-WHOLESALE & DISTRIBUTION (0.35%)
 SUPERVALU                                            10,500                342,405
FORESTRY (0.08%)
 Weyerhaeuser                                          1,200                 76,380
GAS-DISTRIBUTION (0.53%)
 Sempra Energy                                        12,600                520,506
HOME DECORATION PRODUCTS (0.53%)
 Newell Rubbermaid                                    21,500                512,560
INSURANCE BROKERS (0.31%)
 Aon                                                  12,100                302,984
LIFE & HEALTH INSURANCE (1.36%)
 Genworth Financial                                   14,900                450,427
 Prudential Financial                                 13,400                879,844
                                                                          1,330,271
MEDICAL LABORATORY & TESTING SERVICE (0.21%)
 Laboratory Corp. of America Holdings /1/              4,100                204,590
MEDICAL-DRUGS (4.06%)
 Bristol-Myers Squibb                                 14,250                355,965
 Eli Lilly                                             8,200                456,822
 Merck                                                21,250                654,500
 Pfizer                                               90,300              2,490,474
                                                                          3,957,761
MEDICAL-HOSPITALS (0.42%)
 HCA                                                   6,500                368,355
 Tenet Healthcare /1/                                  3,000                 36,720
                                                                            405,075
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.32%)
 AmerisourceBergen                                     4,500            $   311,175
MONEY CENTER BANKS (2.89%)
 Bank of America                                      61,836              2,820,340
MULTI-LINE INSURANCE (3.68%)
 Allstate                                             12,100                722,975
 American International Group                         16,500                958,650
 Hartford Financial Services Group                    10,000                747,800
 MetLife                                              16,250                730,275
 XL Capital                                            5,800                431,636
                                                                          3,591,336
MULTIMEDIA (1.24%)
 Time Warner /1/                                      66,600              1,112,886
 Viacom                                                  375                 12,007
 Walt Disney                                           3,300                 83,094
                                                                          1,207,987
OIL & GAS DRILLING (2.60%)
 Diamond Offshore Drilling                            11,000                587,730
 Ensco International                                  14,500                518,375
 GlobalSantaFe                                        12,300                501,840
 Noble                                                 8,300                510,533
 Rowan                                                14,100                418,911
                                                                          2,537,389
OIL COMPANY-INTEGRATED (11.51%)
 BP Amoco                                              6,800                424,184
 ChevronTexaco                                        31,350              1,753,092
 ConocoPhillips                                       26,850              1,543,606
 Exxon Mobil                                          93,700              5,384,939
 Marathon Oil                                         14,900                795,213
 Occidental Petroleum                                 10,975                844,307
 Total                                                 4,100                479,085
                                                                         11,224,426
PAPER & RELATED PRODUCTS (1.36%)
 Georgia-Pacific                                      11,350                360,930
 International Paper                                  20,300                613,263
 Temple-Inland                                         9,400                349,210
                                                                          1,323,403
PHARMACY SERVICES (0.67%)
 Medco Health Solutions /1/                           12,300                656,328
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.41%)
 Eastman Kodak                                        14,900                400,065
POWER CONVERTER & SUPPLY EQUIPMENT (0.31%)
 Hubbell                                               6,775                298,777
PROPERTY & CASUALTY INSURANCE (1.59%)
 ACE                                                   5,000                224,250
 Chubb                                                 5,425                464,434
 St. Paul Travelers                                   21,913                866,221
                                                                          1,554,905
REGIONAL BANKS (6.13%)
 Comerica                                              9,200                531,760
 Huntington Bancshares                                19,875                479,783
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 KeyCorp                                               9,175            $   304,151
 National City                                        20,825                710,549
 PNC Financial Services Group                          5,500                299,530
 SunTrust Banks                                        9,975                720,594
 U.S. Bancorp                                         21,000                613,200
 Wachovia                                             29,750              1,475,600
 Wells Fargo                                          13,750                846,725
                                                                          5,981,892
REINSURANCE (0.48%)
 RenaissanceRe Holdings                                9,500                467,780
RETAIL-APPAREL & SHOE (0.96%)
 Gap                                                   9,100                179,725
 Limited                                              23,900                511,938
 Nordstrom                                             3,600                244,692
                                                                            936,355
RETAIL-DISCOUNT (0.41%)
 Target                                                7,300                397,193
RETAIL-OFFICE SUPPLIES (0.63%)
 Office Depot /1/                                     26,775                611,541
RETAIL-REGIONAL DEPARTMENT STORE (0.65%)
 Federated Department Stores                           8,700                637,536
RETAIL-RESTAURANTS (0.80%)
 McDonald's                                           28,200                782,550
RUBBER-TIRES (0.11%)
 Cooper Tire & Rubber                                  5,800                107,706
SAVINGS & LOANS-THRIFTS (1.24%)
 Astoria Financial                                     7,650                217,795
 Washington Mutual                                    24,475                995,888
                                                                          1,213,683
STEEL PRODUCERS (0.46%)
 United States Steel                                  13,100                450,247
TELECOMMUNICATION EQUIPMENT (0.75%)
 ADC Telecommunications /1/                           12,214                265,899
 Nortel Networks /1/                                  45,700                119,277
 Tellabs /1/                                          39,300                341,910
                                                                            727,086
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.69%)
 Corning /1/                                          40,800                678,096
TELEPHONE-INTEGRATED (3.50%)
 BellSouth                                             8,500                225,845
 SBC Communications                                   22,300                529,625
 Sprint                                               39,100                981,019
 Verizon Communications                               48,500              1,675,675
                                                                          3,412,164
TOBACCO (2.37%)
 Altria Group                                         27,200              1,758,752
 UST                                                  12,100                552,486
                                                                          2,311,238
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.18%)
 Mattel                                                9,500            $   173,850
TRANSPORT-RAIL (1.45%)
 Burlington Northern Santa Fe                          5,350                251,878
 CSX                                                  13,000                554,580
 Norfolk Southern                                     19,600                606,816
                                                                          1,413,274
                                        TOTAL COMMON STOCKS              92,633,671
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (94.96%)              92,633,671
CASH AND RECEIVABLES, NET OF LIABILITIES (5.04%)                          4,914,222
                                 TOTAL NET ASSETS (100.00%)             $97,547,893
                                                                        -------------

                                      172

See accompanying notes.


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $14,282,424
Unrealized Depreciation                       (2,746,534)
                                             -----------
Net Unrealized Appreciation (Depreciation)    11,535,890
Cost for federal income tax purposes         $81,097,781


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                          Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
                                 $
 Financial                         28,699,001                   30.98%
 Energy                            13,761,815                   14.86
 Consumer,
 Non-cyclical                      13,002,763                   14.04
 Industrial                        10,727,705                   11.58
 Communications                     7,599,988                    8.20
 Consumer, Cyclical                 6,561,843                    7.08
 Utilities                          3,655,837                    3.95
 Basic Materials                    3,352,657                    3.62
 Technology                         2,843,525                    3.07
 Government                         2,428,537                    2.62
                 TOTAL            $92,633,671                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (85.87%)
AEROSPACE & DEFENSE (0.31%)
 Northrop Grumman
                                                       $                     $
  4.08%; 11/16/06                                          70,000                 69,798
  7.00%; 03/01/06                                         100,000                101,809
 Raytheon
  6.75%; 08/15/07                                          29,000                 30,423
                                                                                 202,030
AEROSPACE & DEFENSE EQUIPMENT (0.11%)
 United Technologies
  4.88%; 11/01/06                                          70,000                 70,810
AGRICULTURAL OPERATIONS (0.52%)
 Bunge Limited Finance
  4.38%; 12/15/08                                         150,000                150,021
 Cargill
  3.63%; 03/04/09 /1/                                     200,000                195,615
                                                                                 345,636
AIRLINES (0.11%)
 Southwest Airlines
  5.50%; 11/01/06                                          70,000                 71,187
ASSET BACKED SECURITIES (3.08%)
 Bear Stearns Asset Backed Securities
  3.55%; 02/25/35 /2/                                     150,000                150,109
  3.91%; 03/25/34 /2/                                     100,000                 99,998
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.34%; 08/25/28                                          93,207                 93,094
  4.88%; 08/25/28                                          21,264                 21,285
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                         274,433                273,342
  4.32%; 05/25/35 /2 3/                                   150,000                149,789
 Equity One ABS
  4.26%; 07/25/34 /2/                                     200,000                198,533
 Financial Asset Securities Corp. AAA Trust
  3.58%; 02/27/35 /1 2/                                   100,000                100,114
 Master Asset Backed Securities Trust
  3.81%; 03/25/35 /2/                                     200,000                199,457
 Morgan Stanley ABS Capital I
  3.60%; 11/25/34 /2/                                     200,000                200,704
 Nomura Asset Acceptance
  3.56%; 06/25/35 /2 3/                                   150,000                150,000
 Residential Asset Mortgage Products
  3.54%; 12/25/34 /2/                                     200,000                200,309
 Structured Asset Securities
  3.53%; 03/25/35 /2/                                     200,000                200,102
                                                                               2,036,836
AUTO-CARS & LIGHT TRUCKS (0.86%)
 DaimlerChrysler Holding
  3.61%; 03/07/07 /2/                                     150,000                149,523
  3.89%; 05/24/06 /2/                                     100,000                100,257
  4.88%; 06/15/10                                         115,000                114,471
  7.25%; 01/18/06                                         110,000                111,714
 Nissan Motor Acceptance
  4.63%; 03/08/10 /1/                                      90,000                 90,089
                                                                                 566,054
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (6.59%)
 Capital Auto Receivables Asset Trust
                                                       $                     $
  3.58%; 10/16/06                                         245,170                245,130
  3.79%; 06/15/10 /2/                                      60,000                 60,361
  4.50%; 10/15/07                                         172,836                172,891
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                         475,000                462,359
  4.21%; 01/15/09                                         362,267                363,076
  4.24%; 09/15/08                                         193,845                194,218
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                         200,000                197,738
  3.09%; 01/08/08                                         175,000                173,949
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                         675,000                670,660
  4.75%; 08/15/06                                         206,527                206,900
 Honda Auto Receivables Owner Trust
  2.48%; 07/18/08                                         410,000                405,201
  2.70%; 03/17/08                                         475,000                470,919
  4.49%; 09/17/07                                         124,344                124,554
 M&I Auto Loan Trust
  3.04%; 10/20/08                                          75,000                 74,657
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                          23,841                 23,766
  2.70%; 12/17/07                                         100,000                 98,852
  3.33%; 01/15/08                                         100,000                 99,857
 Toyota Auto Receivables Owner Trust
  4.39%; 05/15/09                                         308,248                308,715
                                                                               4,353,803
BEVERAGES-NON-ALCOHOLIC (0.05%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                          30,000                 30,653
BEVERAGES-WINE & SPIRITS (0.06%)
 Diageo Capital
  3.38%; 03/20/08                                          15,000                 14,715
  4.38%; 05/03/10                                          25,000                 25,130
                                                                                  39,845
BREWERY (0.30%)
 Miller Brewing
  4.25%; 08/15/08 /1/                                     200,000                199,128
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.26%)
 Masco
  3.62%; 03/09/07 /1 2/                                   175,000                175,385
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.08%)
 Hanson Overseas
  6.75%; 09/15/05                                          50,000                 50,279
CABLE TV (0.61%)
 Comcast
  5.50%; 03/15/11                                         125,000                130,416
 Cox Communications
  3.95%; 12/14/07 /2/                                     100,000                100,528
  4.63%; 01/15/10                                         125,000                124,670
 TCI Communications
  7.61%; 10/04/05                                          50,000                 50,388
                                                                                 406,002
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (0.08%)
 Harrah's Operating
                                                       $                     $
  7.50%; 01/15/09                                          50,000                 54,614
CELLULAR TELECOMMUNICATIONS (0.71%)
 AT&T Wireless Services
  7.35%; 03/01/06                                          75,000                 76,639
 Cingular Wireless
  5.63%; 12/15/06                                          70,000                 71,164
 Telus
  7.50%; 06/01/07                                         165,000                174,554
 Verizon Wireless Capital
  5.38%; 12/15/06                                         145,000                147,772
                                                                                 470,129
CHEMICALS-DIVERSIFIED (0.13%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                          25,000                 25,482
 Dow Chemical
  7.00%; 08/15/05                                          60,000                 60,213
                                                                                  85,695
COATINGS & PAINT (0.11%)
 Valspar
  6.00%; 05/01/07                                          70,000                 71,974
COMMERCIAL BANKS (0.33%)
 AmSouth Bank
  2.82%; 11/03/06                                          20,000                 19,685
 ANZ National Bank International
  3.21%; 04/14/08 /1 2/                                   100,000                100,082
 Key Bank National Association
  3.36%; 11/03/09 /2/                                      75,000                 74,981
 Union Planters Bank
  5.13%; 06/15/07                                          20,000                 20,373
                                                                                 215,121
COMMERCIAL MORTGAGE BACKED SECURITY (0.32%)
 Bear Stearns Alt-A Trust
  3.59%; 07/25/35 /2 3/                                    87,038                 87,004
 Structured Adjustable Rate Mortgage Loan Trust
  3.56%; 03/25/35 /2/                                     125,000                124,916
                                                                                 211,920
COMMERCIAL SERVICE-FINANCE (0.02%)
 Equifax
  4.95%; 11/01/07                                          15,000                 15,279
COMMERCIAL SERVICES (0.14%)
 Aramark Services
  5.00%; 06/01/12                                          95,000                 95,127
COMPUTER SERVICES (0.11%)
 Affiliated Computer Services
  4.70%; 06/01/10                                          70,000                 69,786
CREDIT CARD ASSET BACKED SECURITIES (2.39%)
 Bank One Issuance Trust
  2.94%; 06/16/08                                         265,000                264,430
  3.59%; 12/15/10 /2/                                     150,000                150,881
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Capital One Multi-Asset Execution Trust
                                                       $                     $
  3.44%; 12/15/09 /2/                                      75,000                 75,116
 Chase Credit Card Master Trust
  3.42%; 05/15/09 /2/                                     100,000                 99,995
  3.55%; 01/17/11 /2/                                     225,000                226,264
 Citibank Credit Card Issuance Trust
  3.80%; 06/25/09 /2/                                     100,000                100,386
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                         200,000                212,250
 Discover Card Master Trust I
  3.40%; 04/16/10 /2/                                     100,000                 99,827
  5.15%; 10/15/09                                         150,000                153,105
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                         200,000                197,673
                                                                               1,579,927
DATA PROCESSING & MANAGEMENT (0.23%)
 Certegy
  4.75%; 09/15/08                                         150,000                152,471
DIVERSIFIED FINANCIAL SERVICES (1.48%)
 CIT Group Co. of Canada
  4.65%; 07/01/10 /1/                                     130,000                130,734
 General Electric Capital
  3.36%; 02/02/09 /2/                                      80,000                 80,217
  3.39%; 03/04/08 /2/                                     200,000                200,000
  3.43%; 01/15/08 /2/                                      75,000                 75,051
  3.75%; 12/15/09                                         100,000                 98,205
  4.25%; 01/15/08                                         150,000                150,580
 John Deere Capital
  3.63%; 05/25/07                                          50,000                 49,563
  4.50%; 08/22/07                                          25,000                 25,175
 NiSource Finance
  3.20%; 11/01/06                                          45,000                 44,508
  7.63%; 11/15/05                                         125,000                126,640
                                                                                 980,673
DIVERSIFIED MANUFACTURING OPERATIONS (0.56%)
 Cooper Industries
  5.25%; 07/01/07                                          20,000                 20,366
 Dover
  6.45%; 11/15/05                                          64,000                 64,524
 Honeywell International
  6.13%; 07/01/05                                         100,000                100,000
  6.88%; 10/03/05                                          81,000                 81,582
 Tyco International Group
  6.13%; 01/15/09                                         100,000                105,802
                                                                                 372,274
ELECTRIC-DISTRIBUTION (0.03%)
 Detroit Edison
  5.05%; 10/01/05                                          20,000                 20,054
ELECTRIC-INTEGRATED (3.39%)
 Alabama Power
  2.80%; 12/01/06                                          10,000                  9,833
  3.48%; 08/25/09 /2/                                     110,000                110,068
 Consolidated Edison
  3.63%; 08/01/08                                          60,000                 59,069
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Constellation Energy Group
                                                       $                     $
  6.13%; 09/01/09                                         125,000                132,987
 Dominion Resources
  3.57%; 05/15/06 /2/                                      80,000                 80,175
  7.63%; 07/15/05                                          35,000                 35,032
 DTE Energy
  6.45%; 06/01/06                                          50,000                 51,022
 Duke Energy
  3.75%; 03/05/08                                          60,000                 59,252
 Exelon
  4.45%; 06/15/10                                         175,000                175,057
 FPL Group Capital
  3.25%; 04/11/06                                          35,000                 34,825
  4.09%; 02/16/07                                          50,000                 49,985
 Georgia Power
  3.45%; 02/17/09 /2/                                      40,000                 40,076
 Kansas Gas & Electric
  6.20%; 01/15/06                                         150,000                151,682
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                          25,000                 25,109
 Niagara Mohawk Power
  7.75%; 05/15/06                                          60,000                 61,933
 Northeast Utilities
  3.30%; 06/01/08                                         100,000                 96,797
 Oncor Electric Delivery
  5.00%; 09/01/07                                          45,000                 45,652
 Pepco Holdings
  5.50%; 08/15/07                                          25,000                 25,554
 Pinnacle West Energy
  3.63%; 04/01/07 /1 2/                                    65,000                 65,010
 Potomac Electric Power
  6.50%; 09/15/05                                         100,000                100,521
 Progress Energy
  5.85%; 10/30/08                                          50,000                 52,026
  6.75%; 03/01/06                                          95,000                 96,620
 PSEG Power
  3.75%; 04/01/09                                         100,000                 97,536
 Public Service Company of Colorado
  4.38%; 10/01/08                                          70,000                 70,220
 Scottish Power
  4.91%; 03/15/10                                         150,000                152,173
 Southern California Edison
  6.38%; 01/15/06                                         150,000                151,858
 TXU Energy
  6.13%; 03/15/08                                         150,000                155,840
 Wisconsin Electric Power
  3.50%; 12/01/07                                          55,000                 54,146
                                                                               2,240,058
FEDERAL & FEDERALLY SPONSORED CREDIT (1.70%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                       1,150,000              1,126,203
FINANCE-AUTO LOANS (0.54%)
 Ford Motor Credit
  7.60%; 08/01/05                                         175,000                175,392
 General Motors Acceptance
  7.50%; 07/15/05                                         110,000                110,048
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Toyota Motor Credit
                                                       $                     $
  2.80%; 01/18/06                                          70,000                 69,604
                                                                                 355,044
FINANCE-COMMERCIAL (0.25%)
 CIT Group
  3.47%; 02/15/07 /2/                                      65,000                 65,123
 Textron Financial
  3.47%; 10/06/06 /2/                                     100,000                100,377
                                                                                 165,500
FINANCE-CONSUMER LOANS (1.27%)
 American General Finance
  4.88%; 05/15/10                                         125,000                126,212
 Household Finance
  3.55%; 11/16/09 /2/                                     300,000                300,744
 HSBC Finance
  4.75%; 04/15/10                                         150,000                152,129
 John Deere Capital
  4.13%; 01/15/10                                          60,000                 59,554
 SLM
  3.36%; 01/26/09 /2/                                     125,000                125,254
  4.35%; 03/02/09 /2/                                      75,000                 74,248
                                                                                 838,141
FINANCE-CREDIT CARD (0.54%)
 Capital One Bank
  6.70%; 05/15/08                                         100,000                106,183
  6.88%; 02/01/06                                         150,000                152,371
 MBNA
  3.64%; 05/05/08 /2/                                     100,000                100,588
                                                                                 359,142
FINANCE-INVESTMENT BANKER & BROKER (5.01%)
 Banque Paribas
  8.35%; 06/15/07                                          75,000                 80,793
 Bear Stearns
  3.49%; 01/30/09 /2/                                     200,000                200,868
  4.55%; 06/23/10                                         175,000                176,252
  6.88%; 10/01/05                                          78,000                 78,585
 Citigroup
  3.42%; 05/18/10 /2/                                     175,000                175,046
  4.13%; 02/22/10                                         350,000                348,757
 Credit Suisse First Boston
  3.45%; 06/02/08 /2/                                     175,000                174,933
 Goldman Sachs Group
  3.49%; 07/23/09 /2/                                     150,000                150,750
  3.54%; 03/02/10 /2/                                      75,000                 74,853
  6.88%; 01/15/11                                         125,000                139,379
 JP Morgan Chase
  3.13%; 12/11/06                                         100,000                 98,705
  3.31%; 10/02/09 /2/                                     400,000                400,661
  5.25%; 05/30/07                                         100,000                102,090
  5.35%; 03/01/07                                          25,000                 25,500
 Lehman Brothers Holdings
  3.48%; 11/10/09 /2/                                     100,000                100,251
  4.25%; 01/27/10                                         110,000                109,674
  6.25%; 05/15/06                                         170,000                173,121
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Merrill Lynch
                                                       $                     $
  3.44%; 02/05/10 /2/                                      50,000                 50,034
  3.47%; 02/06/09 /2/                                     180,000                180,352
  4.31%; 03/02/09 /2/                                      40,000                 39,409
  6.15%; 01/26/06                                          45,000                 45,556
 Morgan Stanley
  3.42%; 01/15/10 /2/                                     165,000                165,214
  4.00%; 01/15/10                                         225,000                221,645
                                                                               3,312,428
FINANCE-LEASING COMPANY (0.19%)
 International Lease Finance
  3.54%; 01/15/10 /2/                                     125,000                124,748
FINANCE-MORTGAGE LOAN/BANKER (9.68%)
 Countrywide Financial
  3.47%; 05/05/08 /2/                                     150,000                150,105
 Countrywide Home Loan
  3.52%; 11/16/07 /2/                                     125,000                125,102
  4.50%; 01/25/33                                          35,135                 34,901
 Federal Home Loan Bank
  2.88%; 09/15/06                                       2,550,000              2,522,470
 Federal Home Loan Mortgage
  3.52%; 10/15/34 /2/                                     135,152                135,229
  3.67%; 06/15/23 /2/                                     137,939                138,850
  4.00%; 01/15/22                                         200,000                199,665
  5.50%; 01/15/17                                         431,570                438,295
 Federal Home Loan Mortgage Structured Pass
  Through Securities
  3.11%; 10/25/34                                          93,225                 92,992
 Federal National Mortgage Association
  4.25%; 05/15/09                                         350,000                353,786
  4.29%; 02/17/09 /2/                                     180,000                178,641
  5.25%; 04/15/07                                       1,600,000              1,639,222
 Federal National Mortgage Association Whole
  Loan
  3.51%; 05/25/35 /2/                                     196,679                196,632
 Residential Capital
  4.84%; 06/29/07 /1 2/                                   190,000                190,071
                                                                               6,395,961
FINANCE-OTHER SERVICES (0.25%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                          70,000                 68,880
 National Rural Utilities
  6.00%; 05/15/06                                          95,000                 96,707
                                                                                 165,587
FOOD-MEAT PRODUCTS (0.12%)
 Tyson Foods
  7.25%; 10/01/06                                          75,000                 77,741
FOOD-MISCELLANEOUS/DIVERSIFIED (0.65%)
 Campbell Soup
  5.50%; 03/15/07                                          85,000                 87,037
 ConAgra Foods
  6.00%; 09/15/06                                         150,000                152,555
 General Mills
  5.13%; 02/15/07                                          20,000                 20,312
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
 Kellogg
                                                       $                     $
  6.00%; 04/01/06                                          75,000                 76,222
 Kraft Foods
  4.63%; 11/01/06                                          95,000                 95,620
                                                                                 431,746
FOOD-RETAIL (0.41%)
 Kroger
  6.38%; 03/01/08                                         125,000                131,004
 Safeway
  2.50%; 11/01/05                                          90,000                 89,542
  3.80%; 08/15/05                                          50,000                 49,951
                                                                                 270,497
GAS-DISTRIBUTION (0.26%)
 Sempra Energy
  4.75%; 05/15/09                                          45,000                 45,405
 Southern California Gas
  3.52%; 12/01/09 /2/                                     125,000                125,105
                                                                                 170,510
HOME EQUITY-OTHER (2.24%)
 Asset Backed Funding Certificates
  3.57%; 02/25/35 /2/                                      90,531                 90,530
 Encore Credit Receivables Trust
  3.51%; 02/25/35 /2/                                     150,000                150,018
 First NLC Trust
  3.64%; 05/25/35 /2/                                     222,210                221,706
 First-Citizens Home Equity Loan
  3.43%; 09/15/22 /1 2/                                   143,862                143,855
 Option One Mortgage Loan Trust
  3.53%; 05/25/35 /2/                                     200,000                199,848
 Specialty Underwriting & Residential Finance
  3.54%; 12/25/35 /2/                                     300,000                300,070
  3.54%; 03/25/36 /2/                                     150,000                149,997
  3.62%; 07/25/35 /2/                                     200,000                200,725
  3.82%; 02/25/35 /2/                                      25,000                 25,024
                                                                               1,481,773
HOME EQUITY-SEQUENTIAL (1.93%)
 Ameriquest Mortgage Securities
  3.02%; 10/25/33                                          31,196                 31,101
  3.63%; 10/25/34 /2/                                     300,000                300,680
  4.26%; 08/25/33                                         122,685                122,548
 Chase Funding Loan Acquisition Trust
  2.98%; 02/25/30                                         100,000                 99,488
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                         160,000                159,235
  3.60%; 03/25/35 /2/                                     187,354                187,537
 Residential Asset Securities
  3.37%; 11/25/28                                          50,000                 49,730
  3.51%; 05/25/35 /2/                                     175,000                174,997
  3.57%; 12/25/33 /2/                                      75,000                 75,141
  4.46%; 03/25/35 /2/                                      50,000                 49,981
  5.11%; 04/25/32 /2/                                      24,904                 25,004
                                                                               1,275,442
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INDUSTRIAL GASES (0.03%)
 Praxair
                                                       $                     $
  4.75%; 07/15/07                                          20,000                 20,236
INSURANCE BROKERS (0.20%)
 Aon
  6.95%; 01/15/07 /2/                                      30,000                 30,954
 Marsh & McLennan
  3.28%; 07/13/07 /2/                                      50,000                 49,655
  3.63%; 02/15/08                                          50,000                 48,768
                                                                                 129,377
LIFE & HEALTH INSURANCE (0.97%)
 Cigna
  8.25%; 01/01/07                                          80,000                 84,453
 Hartford Life Global Funding Trusts
  3.58%; 09/15/09 /2/                                     150,000                149,936
 Lincoln National
  5.25%; 06/15/07                                          20,000                 20,399
 Pacific Life Global Funding
  6.60%; 06/22/11 /1/                                     225,000                224,862
 Sun Life Financial Global Funding
  3.67%; 07/06/10 /1 2/                                   125,000                124,898
 Torchmark
  6.25%; 12/15/06                                          35,000                 36,018
                                                                                 640,566
MEDICAL PRODUCTS (0.23%)
 Baxter International
  5.25%; 05/01/07                                          70,000                 71,299
 Mallinckrodt
  6.50%; 11/15/07                                          75,000                 78,311
                                                                                 149,610
MEDICAL-HMO (0.24%)
 Anthem
  3.50%; 09/01/07                                          50,000                 49,296
  4.88%; 08/01/05                                         110,000                110,061
                                                                                 159,357
MISCELLANEOUS INVESTING (1.15%)
 BRE Properties
  4.88%; 05/15/10                                          40,000                 40,159
 Camden Property Trust
  4.38%; 01/15/10                                          75,000                 73,994
  5.88%; 06/01/07                                          70,000                 71,492
 Developers Diversified Realty
  3.88%; 01/30/09                                         125,000                121,415
 Duke Realty
  3.35%; 01/15/08                                          25,000                 24,304
 iStar Financial
  3.74%; 03/03/08 /2/                                     100,000                 98,897
  4.64%; 03/12/07 /2/                                      75,000                 75,908
 Kimco Realty
  3.41%; 08/01/06 /2/                                     100,000                100,100
 Simon Property Group
  3.75%; 01/30/09                                          75,000                 73,000
  4.60%; 06/15/10 /1/                                      45,000                 45,025
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 United Dominion Realty Trust
                                                       $                     $
  4.50%; 03/03/08                                          35,000                 35,246
                                                                                 759,540
MONEY CENTER BANKS (0.83%)
 Bank of America
  3.42%; 02/17/09 /2/                                     175,000                175,391
  7.40%; 01/15/11                                         325,000                371,956
                                                                                 547,347
MORTGAGE BACKED SECURITIES (20.90%)
 1301 Avenue of the Americas Trust
  7.54%; 08/03/10 /1 2/                                   175,000                175,554
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                          68,502                 71,891
 Banc of America Mortgage Securities
  4.80%; 05/25/35 /2/                                     300,000                300,933
 Bear Stearns Commercial Mortgage Securities
  0.44%; 02/11/41 /2/                                   7,956,632                117,957
  0.79%; 05/11/39 /1 2/                                 2,550,199                 61,243
  3.54%; 06/15/17 /1 2/                                   150,000                150,053
  3.97%; 11/11/35                                         415,318                412,755
  4.13%; 11/11/41                                         300,000                298,258
 Bella Vista Mortgage Trust
  3.51%; 05/20/45 /2/                                     173,511                173,535
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                         266,515                275,535
 Commercial Mortgage Pass-Through Certificate
  3.25%; 06/10/38 /1/                                      90,023                 86,494
 Countrywide Alternative Loan Trust
  3.94%; 07/20/35 /2 3/                                   174,504                176,086
  4.36%; 02/25/35 /2/                                     210,000                211,771
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                         100,000                104,730
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                          99,558                104,863
 GE Capital Commercial Mortgage
  6.32%; 01/15/33                                          54,250                 55,345
 GMAC Commercial Mortgage Securities
  0.69%; 08/10/38 /1 2/                                22,872,692                475,958
  4.32%; 10/15/38                                          66,963                 67,102
  6.95%; 09/15/33                                         100,000                108,832
 GMAC Mortgage Corporation Loan Trust
  3.49%; 08/25/35 /2/                                     200,000                199,555
  4.62%; 06/25/35                                         400,000                400,375
 Greenpoint Mortgage Funding Trust
  3.58%; 06/25/45 /2 3/                                   175,000                175,000
  3.61%; 06/25/45 /2 3/                                   193,354                193,354
 Greenwich Capital Commercial Funding
  0.56%; 06/10/36 /1 2/                                 6,921,000                109,276
 IMPAC Commercial Mortgage Trust
  3.61%; 08/25/35 /2 3/                                    48,618                 48,596
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 IMPAC Commercial Mortgage Trust (continued)
                                                       $                     $
  3.62%; 04/25/35 /2/                                     163,341                163,281
  3.74%; 04/25/35 /2/                                     119,956                119,956
  3.78%; 10/25/33 /2/                                     142,375                142,409
  3.84%; 07/25/35 /2/                                     135,000                135,000
  4.31%; 10/25/33 /2/                                     146,506                146,721
 IMPAC Secured Assets
  3.71%; 03/25/34                                         250,000                248,312
 Indymac Index Mortgage Loan Trust
  0.00%; 06/29/35 /2 3 5/                                 250,000                250,000
  3.54%; 04/25/35 /2/                                     122,949                123,031
  3.61%; 04/25/34 /2/                                     279,934                279,323
  3.64%; 04/25/35 /2/                                      97,459                 97,157
 JP Morgan Chase Commercial Mortgage Securities
  3.48%; 06/12/41                                         429,977                424,026
  4.47%; 11/15/35                                          21,353                 21,389
  6.04%; 11/15/35                                         190,000                199,214
 JP Morgan Commercial Mortgage Finance
  7.16%; 09/15/29                                          50,000                 52,885
 JP Morgan Mortgage Trust
  5.16%; 06/25/35 /2 3/                                   275,000                278,266
 LB-UBS Commercial Mortgage Trust
  1.37%; 03/15/36 /1 2/                                 1,638,942                 74,844
  2.60%; 05/15/27                                          78,449                 76,205
  3.63%; 10/15/29                                         358,287                354,281
  4.19%; 08/15/29                                         600,000                597,448
  4.90%; 06/15/26                                         200,000                203,462
  5.97%; 03/15/26                                         265,000                275,129
  6.06%; 06/15/20                                         125,068                130,302
 Merrill Lynch Mortgage Investors
  3.51%; 02/25/36 /2/                                     150,000                150,036
  3.66%; 07/25/35 /2/                                     200,000                200,572
 Merrill Lynch Mortgage Trust
  0.47%; 09/12/42                                      22,910,000                360,970
 Morgan Stanley Capital I
  3.48%; 09/15/37                                          52,533                 51,975
  5.33%; 12/18/32                                         150,000                152,529
  6.54%; 02/15/31                                         328,056                346,059
 NationsLink Funding
  7.23%; 06/20/31                                         878,000                949,011
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                          47,764                 49,432
 Prudential Securities Secured Financing
  6.48%; 11/01/31                                          99,300                105,498
 Structured Asset Mortgage Investments
  3.40%; 05/25/45 /2 3/                                   118,778                118,778
 Wachovia Bank Commercial Mortgage Trust
  0.46%; 01/15/41 /1 2/                                 6,530,293                 73,061
  0.53%; 04/15/42 /1 2/                                29,480,000                591,929
 Washington Mutual
  0.00%; 07/15/35 /2/ /3/ /4/ /5/                         175,000                175,000
  3.18%; 09/25/33                                         200,000                197,564
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Washington Mutual (continued)
                                                       $                     $
  4.07%; 10/25/33 /2/                                     300,000                298,512
  4.49%; 03/25/33 /2/                                     464,626                465,504
  3.53%; 01/25/45 /2/                                     425,000                421,698
  3.54%; 07/25/44 /2/                                     154,208                154,483
                                                                              13,810,303
MORTGAGE BANKERS AND BROKERS (0.53%)
 GSR Mortgage Loan Trust
  4.81%; 06/30/35 /3/                                     350,000                351,422
MORTGAGE PASS THRU SECURITIES (0.38%)
 Countrywide Home Loan Mortgage Pass Through
  Trust
  4.67%; 06/20/35 /2/                                     250,000                250,298
MULTI-LINE INSURANCE (0.37%)
 Allstate
  5.38%; 12/01/06                                          45,000                 45,833
 CNA Financial
  6.60%; 12/15/08                                          75,000                 79,606
 Hartford Financial Services Group
  4.70%; 09/01/07                                          70,000                 70,363
 MetLife
  5.25%; 12/01/06                                          50,000                 50,800
                                                                                 246,602
MULTIMEDIA (0.88%)
 AOL Time Warner
  6.13%; 04/15/06                                         155,000                157,424
 E.W. Scripps
  4.30%; 06/30/10                                          90,000                 89,800
 News America
  4.75%; 03/15/10                                         125,000                125,554
 Thomson
  5.75%; 02/01/08                                          70,000                 72,273
 Time Warner Entertainment
  7.25%; 09/01/08                                         125,000                135,378
                                                                                 580,429
MUTUAL INSURANCE (0.22%)
 Health Care Service
  7.75%; 06/15/11 /1/                                     125,000                145,134
OIL COMPANY-EXPLORATION & PRODUCTION (0.23%)
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                         100,000                103,800
 PennzEnergy
  10.25%; 11/01/05                                         50,000                 50,949
                                                                                 154,749
OIL COMPANY-INTEGRATED (0.16%)
 Marathon Oil
  5.38%; 06/01/07                                          70,000                 71,390
 Occidental Petroleum
  4.00%; 11/30/07                                          35,000                 34,883
                                                                                 106,273
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.08%)
 Cooper Cameron
                                                       $                     $
  2.65%; 04/15/07                                          55,000                 53,360
OIL REFINING & MARKETING (0.14%)
 Valero Energy
  7.38%; 03/15/06                                          90,000                 91,756
OIL-FIELD SERVICES (0.20%)
 Halliburton
  4.65%; 10/17/05 /2/                                     130,000                130,503
PAPER & RELATED PRODUCTS (0.34%)
 Champion International
  7.10%; 09/01/05                                         145,000                145,572
 Union Camp
  7.00%; 08/15/06                                          75,000                 76,902
                                                                                 222,474
PHARMACY SERVICES (0.04%)
 Caremark Rx
  7.38%; 10/01/06                                          25,000                 25,829
PIPELINES (0.49%)
 Columbia Energy Group
  6.80%; 11/28/05                                          25,000                 25,270
 Duke Energy Field Services
  7.50%; 08/16/05                                         175,000                175,688
 Enbridge Energy Partners
  4.00%; 01/15/09                                         125,000                122,695
                                                                                 323,653
PROPERTY & CASUALTY INSURANCE (1.09%)
 ACE
  6.00%; 04/01/07                                         100,000                102,764
 Chubb
  6.15%; 08/15/05                                          25,000                 25,060
 Markel
  7.00%; 05/15/08                                         150,000                159,454
 Safeco
  4.88%; 02/01/10                                          95,000                 96,566
 St. Paul Travelers
  8.13%; 04/15/10                                         175,000                202,107
 Travelers Property Casualty
  3.75%; 03/15/08                                          20,000                 19,692
 W.R. Berkley
  9.88%; 05/15/08                                         100,000                114,820
                                                                                 720,463
PUBLISHING-BOOKS (0.28%)
 Reed Elsevier Capital
  3.73%; 06/15/10 /2/                                     160,000                160,055
  6.13%; 08/01/06                                          25,000                 25,389
                                                                                 185,444
REAL ESTATE OPERATOR & DEVELOPER (0.20%)
 EOP Operating
  7.75%; 11/15/07                                          75,000                 80,532
 ERP Operating
  4.75%; 06/15/09                                          50,000                 50,448
                                                                                 130,980
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (1.44%)
 KeyCorp
                                                       $                     $
  3.36%; 07/23/07 /2/                                     100,000                100,107
 Korea Development Bank
  3.88%; 03/02/09                                          25,000                 24,583
  7.25%; 05/15/06                                          55,000                 56,526
 PNC Funding
  4.50%; 03/10/10                                         200,000                201,078
  5.75%; 08/01/06                                          85,000                 86,273
 SunTrust Banks
  2.50%; 11/01/06                                          10,000                  9,771
  5.05%; 07/01/07                                          65,000                 66,030
 U.S. Bancorp
  6.75%; 10/15/05                                          60,000                 60,457
 Wachovia
  3.48%; 03/01/12 /2/                                     200,000                199,710
 Wells Fargo
  3.42%; 03/10/08 /2/                                     150,000                149,927
                                                                                 954,462
REINSURANCE (0.21%)
 Berkshire Hathaway Finance
  4.75%; 05/15/12 /1/                                     135,000                136,232
RENTAL-AUTO & EQUIPMENT (0.03%)
 Hertz
  4.70%; 10/02/06                                          20,000                 19,586
RETAIL-DRUG STORE (0.11%)
 CVS
  3.88%; 11/01/07                                          70,000                 69,662
RETAIL-MAJOR DEPARTMENT STORE (0.19%)
 May Department Stores
  3.95%; 07/15/07                                         130,000                129,102
RETAIL-RESTAURANTS (0.44%)
 Yum! Brands
  7.65%; 05/15/08                                          75,000                 81,469
  8.50%; 04/15/06                                         200,000                206,640
                                                                                 288,109
SAVINGS & LOANS-THRIFTS (0.53%)
 Washington Mutual
  3.58%; 03/20/08 /2/                                      50,000                 50,006
  3.74%; 03/22/12 /2/                                     100,000                 99,876
  4.00%; 01/15/09                                          50,000                 49,499
  3.44%; 01/15/10 /2/                                     150,000                150,228
                                                                                 349,609
SOVEREIGN (0.44%)
 Mexico Government
  8.38%; 01/14/11                                         250,000                291,000
SPECIAL PURPOSE ENTITY (0.62%)
 Allstate Life Global Funding Trusts
  4.25%; 02/26/10                                         130,000                130,079
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /1/                                      75,000                 74,335
 Rio Tinto Finance
  2.63%; 09/30/08                                          60,000                 57,137
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Xlliac Global Funding
                                                       $                     $
  3.54%; 06/02/08 /1 2/                                   150,000                149,940
                                                                                 411,491
SUPRANATIONAL BANK (0.17%)
 Corp Andina de Fomento
  7.38%; 01/18/11                                         100,000                112,930
TELECOMMUNICATION SERVICES (0.18%)
 Verizon Global Funding
  6.75%; 12/01/05                                         115,000                116,325
TELEPHONE-INTEGRATED (2.05%)
 ALLTEL
  6.75%; 09/15/05                                         130,000                130,721
 BellSouth
  4.20%; 09/15/09                                          20,000                 19,929
 British Telecommunications
  7.88%; 12/15/05 /2/                                     175,000                178,053
  8.38%; 12/15/10                                          75,000                 88,799
 France Telecom
  7.45%; 03/01/06 /2/                                      75,000                 76,643
 GTE Florida
  6.25%; 11/15/05                                          50,000                 50,422
 SBC Communications
  4.39%; 06/05/06 /1/                                     125,000                125,306
  5.75%; 05/02/06                                         200,000                202,847
 Sprint Capital
  7.13%; 01/30/06                                         100,000                101,671
  7.63%; 01/30/11                                         125,000                142,760
 Telecom Italia Capital
  4.00%; 11/15/08                                          65,000                 64,018
  4.00%; 01/15/10 /1/                                     100,000                 97,167
 Telefonos de Mexico
  4.50%; 11/19/08                                          75,000                 74,438
                                                                               1,352,774
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries
  6.50%; 04/15/07                                          45,000                 46,614
TRANSPORT-RAIL (1.04%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                         135,000                136,403
  9.25%; 10/01/06                                         150,000                159,080
 CSX
  3.51%; 08/03/06 /2/                                      58,000                 58,106
  6.25%; 10/15/08                                         150,000                158,567
 Norfolk Southern
  6.00%; 04/30/08                                          95,000                 99,115
 Union Pacific
  3.88%; 02/15/09                                          75,000                 73,819
                                                                                 685,090
WIRELESS EQUIPMENT (0.16%)
 TeleCorp PCS
  10.63%; 07/15/10                                        100,000                105,794
                                                     TOTAL BONDS              56,737,698
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (3.18%)
                                                       $                     $
4.00%; 09/01/10                                            79,256                 78,422
4.50%; 07/01/10                                           173,449                173,763
4.50%; 09/01/10                                           143,342                143,602
4.50%; 10/01/10                                            90,708                 90,872
4.50%; 11/01/10                                           248,189                248,638
4.50%; 02/01/11                                            89,513                 89,672
4.50%; 04/01/11                                           371,005                371,666
4.50%; 06/01/11                                           180,592                180,870
4.50%; 10/01/11                                           239,322                239,749
4.50%; 11/01/11                                           288,394                288,909
4.62%; 01/01/35 /2/                                       193,923                194,342
            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
                                                    CERTIFICATES               2,100,505

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.36%)
4.00%; 05/01/10                                            54,209                 53,570
4.00%; 06/01/10                                            32,434                 32,052
4.00%; 07/01/10                                            39,478                 39,013
4.00%; 08/01/10                                            23,100                 22,828
4.00%; 03/01/11                                            82,985                 82,026
4.32%; 08/01/34 /2/                                       253,538                254,354
4.39%; 07/01/34 /2/                                       340,478                341,673
4.50%; 05/01/10                                            89,710                 89,533
4.50%; 06/01/10                                           195,658                195,272
4.50%; 05/01/11                                           120,001                119,764
4.50%; 07/01/11                                           217,331                216,903
4.50%; 08/01/11                                           419,463                418,638
4.50%; 09/01/11                                            79,319                 79,163
4.50%; 01/01/35 /2/                                       276,650                277,540
 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES               2,222,329

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (3.55%)
 U.S. Treasury Inflation-Indexed Obligations
  4.25%; 01/15/10                                       2,081,970              2,342,866
                                            TOTAL TREASURY BONDS               2,342,866

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.95%)
FINANCE-MORTGAGE LOAN/BANKER (3.95%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
                                                       $                     $
  2.65%; 07/01/05                                       2,606,230              2,606,230
                                          TOTAL COMMERCIAL PAPER               2,606,230
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (99.91%)              66,009,628
CASH AND RECEIVABLES, NET OF LIABILITIES (0.09%)                                  66,766
                                      TOTAL NET ASSETS (100.00%)             $66,076,394
                                                                             -------------

                                      175

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $4,311,394 or 6.53% of net assets.
/2 /Variable rate.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,673,626 or 4.05% of net assets.
/4 /Security purchased on a when-issued basis. See Notes to Financial
  Statements.
/5 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $    73,294
Unrealized Depreciation                         (466,609)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (393,315)
Cost for federal income tax purposes         $66,402,943

                                                Notional    Unrealized
                 Description                     Amount     Gain (Loss)
------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman   $1,775,000     $2,855
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 5
basis points with Morgan Stanley. Expires
September 2005.
Receive a monthly return equal to the Lehman      600,000      2,263
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.



                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                            Value                Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                   $
 Mortgage Securities                 18,203,970                 27.58%
 Financial                           12,529,207                 18.98
 Government                          12,456,118                 18.87
 Asset Backed Securities             10,877,495                 16.48
 Communications                       3,086,176                  4.67
 Utilities                            2,476,664                  3.75
 Consumer, Non-cyclical               1,860,033                  2.82
 Industrial                           1,686,590                  2.55
 Consumer, Cyclical                   1,225,341                  1.85
 Energy                                 985,398                  1.49
 Basic Materials                        400,379                  0.61
 Technology                             222,258                  0.34
 Swap Agreements                          5,118                  0.01
                    TOTAL           $66,014,746                100.00%
                                   ---------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (98.94%)
AEROSPACE & DEFENSE EQUIPMENT (1.42%)
                                                                                $
 Alliant Techsystems /1/                                      79,690               5,626,114
AGRICULTURAL OPERATIONS (0.59%)
 Delta & Pine Land                                            93,400               2,340,604
APPAREL MANUFACTURERS (0.81%)
 Polo Ralph Lauren                                            74,865               3,227,430
APPLICATIONS SOFTWARE (1.06%)
 Intuit /1/                                                   93,131               4,201,139
BROADCASTING SERVICES & PROGRAMMING (2.58%)
 Liberty Global /1/                                           69,089               3,224,384
 Liberty Media /1/                                           685,621               6,986,478
                                                                                  10,210,862
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.22%)
 Vulcan Materials                                             74,449               4,838,441
BUILDING PRODUCTS-WOOD (0.90%)
 Rayonier                                                     66,919               3,548,715
CASINO HOTELS (1.70%)
 Harrah's Entertainment                                       93,552               6,742,293
COMMERCIAL BANKS (5.69%)
 M&T Bank                                                     44,023               4,629,459
 Marshall & Ilsley                                            56,053               2,491,556
 North Fork Bancorp                                          182,926               5,138,391
 TCF Financial                                               396,326              10,256,917
                                                                                  22,516,323
COMMERCIAL SERVICE-FINANCE (3.12%)
 Dun & Bradstreet /1/                                         54,930               3,386,435
 MoneyGram International                                     115,366               2,205,798
 Paychex                                                     207,230               6,743,264
                                                                                  12,335,497
COMMERCIAL SERVICES (4.08%)
 Arbitron                                                    147,907               6,345,210
 Iron Mountain /1/                                            43,316               1,343,662
 Magellan Health Services /1/                                 58,582               2,068,531
 ServiceMaster                                               213,534               2,859,220
 Weight Watchers International /1/                            68,485               3,534,511
                                                                                  16,151,134
COMPUTER SERVICES (2.15%)
 Ceridian /1/                                                103,110               2,008,583
 DST Systems /1/                                              80,218               3,754,202
 Sungard Data Systems /1/                                     78,247               2,751,947
                                                                                   8,514,732
COMPUTERS-INTEGRATED SYSTEMS (3.22%)
 Diebold                                                     120,771               5,447,980
 NCR /1/                                                     207,460               7,285,995
                                                                                  12,733,975
COMPUTERS-MEMORY DEVICES (0.69%)
 Storage Technology /1/                                       75,720               2,747,879
COMPUTERS-PERIPHERAL EQUIPMENT (0.71%)
 Lexmark International /1/                                    43,335               2,809,408
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (1.48%)
                                                                                $
 Certegy                                                      86,601               3,309,890
 Reynolds & Reynolds                                          94,183               2,545,767
                                                                                   5,855,657
DENTAL SUPPLIES & EQUIPMENT (0.77%)
 Dentsply International                                       56,365               3,043,710
DIVERSIFIED MANUFACTURING OPERATIONS (1.01%)
 Dover                                                        57,372               2,087,193
 Lancaster Colony                                             44,337               1,902,944
                                                                                   3,990,137
DIVERSIFIED OPERATIONS (1.48%)
 Brascan                                                     153,270               5,848,783
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.95%)
 Aramark                                                     143,184               3,780,058
ELECTRIC-INTEGRATED (1.89%)
 Ameren                                                       83,053               4,592,831
 Scana                                                        67,685               2,890,826
                                                                                   7,483,657
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.78%)
 Gentex                                                      605,513              11,020,337
FOOD-CANNED (1.05%)
 Del Monte Foods /1/                                         386,684               4,164,587
FOOD-MISCELLANEOUS/DIVERSIFIED (0.45%)
 McCormick                                                    54,714               1,788,054
GOLD MINING (1.19%)
 Newmont Mining                                              120,490               4,702,725
HOSPITAL BEDS & EQUIPMENT (0.90%)
 Hillenbrand Industries                                       70,299               3,553,614
INSURANCE BROKERS (1.47%)
 Aon                                                         140,691               3,522,903
 Arthur J. Gallagher                                          84,841               2,301,736
                                                                                   5,824,639
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.43%)
 Eaton Vance                                                  71,923               1,719,679
LIFE & HEALTH INSURANCE (2.28%)
 Aflac                                                       137,789               5,963,508
 Torchmark                                                    58,482               3,052,760
                                                                                   9,016,268
LINEN SUPPLY & RELATED ITEMS (2.72%)
 Cintas                                                      279,123              10,774,148
LOTTERY SERVICES (1.89%)
 GTECH Holdings                                              255,992               7,485,206
MACHINERY-PRINT TRADE (2.03%)
 Zebra Technologies /1/                                      183,905               8,053,200
MEDICAL INFORMATION SYSTEM (2.15%)
 IMS Health                                                  343,284               8,503,145
MEDICAL INSTRUMENTS (1.68%)
 Beckman Coulter                                              57,734               3,670,150
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                                $
 Biomet                                                       86,268               2,988,324
                                                                                   6,658,474
MEDICAL LABORATORY & TESTING SERVICE (1.41%)
 Laboratory Corp. of America Holdings /1/                    111,752               5,576,425
MEDICAL PRODUCTS (1.55%)
 Varian Medical Systems /1/                                  164,336               6,134,663
MEDICAL-DRUGS (3.25%)
 Medimmune /1/                                               179,267               4,790,014
 Shire Pharmaceuticals Group                                 104,927               3,441,606
 Valeant Pharmaceuticals International                       264,140               4,656,788
                                                                                  12,888,408
MEDICAL-HMO (0.94%)
 Coventry Health Care /1/                                     52,458               3,711,403
METAL-DIVERSIFIED (1.21%)
 Freeport-McMoRan Copper & Gold                              128,241               4,801,343
MULTI-LINE INSURANCE (1.27%)
 Loews                                                        64,891               5,029,052
MULTIMEDIA (0.73%)
 E.W. Scripps                                                 59,333               2,895,450
NON-HAZARDOUS WASTE DISPOSAL (1.27%)
 Republic Services                                           140,096               5,044,857
OFFICE AUTOMATION & EQUIPMENT (0.57%)
 Pitney Bowes                                                 52,140               2,270,697
OIL COMPANY-EXPLORATION & PRODUCTION (2.88%)
 Encore Acquisition /1/                                       73,026               2,994,066
 Pioneer Natural Resources                                   101,872               4,286,774
 XTO Energy                                                  121,730               4,137,602
                                                                                  11,418,442
OIL-FIELD SERVICES (1.99%)
 BJ Services                                                  97,950               5,140,416
 Weatherford International /1/                                47,044               2,727,611
                                                                                   7,868,027
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.72%)
 Eastman Kodak                                               105,861               2,842,368
PIPELINES (2.62%)
 Equitable Resources                                          58,198               3,957,464
 Questar                                                      97,676               6,436,848
                                                                                  10,394,312
POWER CONVERTER & SUPPLY EQUIPMENT (0.66%)
 American Power Conversion                                   110,804               2,613,866
PROPERTY & CASUALTY INSURANCE (3.62%)
 Fidelity National Financial                                 173,664               6,198,068
 Markel /1/                                                    9,403               3,187,617
 Mercury General                                              91,015               4,962,138
                                                                                  14,347,823
PUBLISHING-NEWSPAPERS (0.54%)
 Washington Post                                               2,557               2,135,172
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (0.80%)
                                                                                $
 Forest City Enterprises                                      44,445               3,155,595
REINSURANCE (1.40%)
 Everest Re Group                                             59,807               5,562,051
RETAIL-AUTOMOBILE (1.67%)
 Carmax /1/                                                  247,589               6,598,247
RETAIL-DISCOUNT (1.52%)
 TJX                                                         246,625               6,005,319
RETAIL-JEWELRY (1.12%)
 Tiffany                                                     135,105               4,426,040
RETAIL-REGIONAL DEPARTMENT STORE (1.13%)
 Neiman Marcus Group                                          46,046               4,462,778
RETAIL-RESTAURANTS (1.68%)
 Yum! Brands                                                 127,425               6,636,294
SCHOOLS (0.82%)
 Strayer Education                                            37,485               3,233,456
TELEPHONE-INTEGRATED (2.52%)
 Citizens Communications                                     529,713               7,119,343
 Telephone & Data Systems                                     74,378               2,851,652
                                                                                   9,970,995
TEXTILE-HOME FURNISHINGS (1.16%)
 Mohawk Industries /1/                                        55,675               4,593,187
TOYS (0.80%)
 Mattel                                                      172,376               3,154,481
TRANSPORT-TRUCK (0.55%)
 Heartland Express                                           111,261               2,161,801
                                                TOTAL COMMON STOCKS              391,743,176


                                                Principal
                                                Amount                             Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.62%)
FINANCE-INVESTMENT BANKER & BROKER (0.62%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                           $                    $
  3.40%; 07/01/05                                          2,430,726               2,430,726
                                             TOTAL COMMERCIAL PAPER                2,430,726
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.56%)              394,173,902
CASH AND RECEIVABLES, NET OF LIABILITIES (0.44%)                                   1,752,398
                                         TOTAL NET ASSETS (100.00%)             $395,926,300
                                                                                --------------

See accompanying notes.

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 73,499,701
Unrealized Depreciation                        (8,079,094)
                                             ------------
Net Unrealized Appreciation (Depreciation)     65,420,607
Cost for federal income tax purposes         $328,753,295


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                           Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Consumer, Non-cyclical              81,973,652                 20.80%
 Financial                           69,602,157                 17.66
 Consumer, Cyclical                  64,105,423                 16.26
 Technology                          51,023,066                 12.94
 Industrial                          46,191,121                 11.72
 Energy                              29,680,782                  7.53
 Communications                      25,212,479                  6.40
 Basic Materials                     13,052,782                  3.31
 Utilities                            7,483,657                  1.90
 Diversified                          5,848,783                  1.48
                   TOTAL           $394,173,902                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (99.77%)
ADVERTISING SERVICES (0.70%)
                                                                      $
 Getty Images /1/                                    5,700                423,282
AEROSPACE & DEFENSE (1.74%)
 Rockwell Collins                                   16,000                762,880
 Teledyne Technologies /1/                           9,000                293,220
                                                                        1,056,100
APPAREL MANUFACTURERS (2.08%)
 Coach /1/                                          29,100                976,887
 Quiksilver /1/                                     18,200                290,836
                                                                        1,267,723
APPLICATIONS SOFTWARE (1.59%)
 Citrix Systems /1/                                 20,000                433,200
 Intuit /1/                                         11,900                536,809
                                                                          970,009
AUCTION HOUSE & ART DEALER (0.50%)
 ADESA                                              14,100                306,957
AUDIO & VIDEO PRODUCTS (0.63%)
 Harman International Industries                     4,700                382,392
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.35%)
 BorgWarner                                          4,000                214,680
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.48%)
 Florida Rock Industries                             4,000                293,400
BUILDING-RESIDENTIAL & COMMERCIAL (4.01%)
 DR Horton                                          12,166                457,563
 KB Home                                             4,900                373,527
 Lennar                                              6,500                412,425
 NVR /1/                                               800                648,000
 Standard-Pacific                                    2,100                184,695
 Toll Brothers /1/                                   3,600                365,580
                                                                        2,441,790
CASINO HOTELS (1.02%)
 Ameristar Casinos                                  14,000                365,260
 Harrah's Entertainment                              3,582                258,155
                                                                          623,415
CELLULAR TELECOMMUNICATIONS (0.67%)
 NII Holdings /1/                                    6,400                409,216
CHEMICALS-DIVERSIFIED (0.71%)
 Georgia Gulf                                        5,400                167,670
 Lyondell Chemical                                  10,100                266,842
                                                                          434,512
CHEMICALS-SPECIALTY (0.94%)
 International Flavors & Fragrances                  5,600                202,832
 Lubrizol                                            8,800                369,688
                                                                          572,520
COATINGS & PAINT (0.40%)
 Sherwin-Williams                                    5,200                244,868
COMMERCIAL BANKS (1.28%)
 Colonial BancGroup                                 12,200                269,132
 Fremont General                                    10,400                253,032
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                      $
 SVB Financial Group /1/                             5,400                258,660
                                                                          780,824
COMMERCIAL SERVICE-FINANCE (2.32%)
 Equifax                                            17,300                617,783
 Moody's                                            17,600                791,296
                                                                        1,409,079
COMMERCIAL SERVICES (1.29%)
 Arbitron                                            8,000                343,200
 Corporate Executive Board                           5,600                438,648
                                                                          781,848
COMPUTER AIDED DESIGN (1.02%)
 Autodesk                                           18,000                618,660
COMPUTER GRAPHICS (0.46%)
 Pixar /1/                                           5,600                280,280
COMPUTER SERVICES (1.78%)
 Affiliated Computer Services /1/                    8,300                424,130
 Cognizant Technology Solutions /1/                  7,600                358,188
 FactSet Research Systems                            8,300                297,472
                                                                        1,079,790
COMPUTERS-MEMORY DEVICES (1.14%)
 SanDisk /1/                                         9,200                218,316
 Western Digital /1/                                35,300                473,726
                                                                          692,042
COMPUTERS-PERIPHERAL EQUIPMENT (0.94%)
 Lexmark International /1/                           8,800                570,504
CONSULTING SERVICES (0.44%)
 DiamondCluster International /1/                   23,600                266,680
CONSUMER PRODUCTS-MISCELLANEOUS (0.85%)
 Fortune Brands                                      5,800                515,040
DATA PROCESSING & MANAGEMENT (0.46%)
 NAVTEQ /1/                                          7,600                282,568
DENTAL SUPPLIES & EQUIPMENT (0.43%)
 Dentsply International                              4,800                259,200
DIAGNOSTIC EQUIPMENT (0.41%)
 Immucor /1/                                         8,600                248,970
DIAGNOSTIC KITS (0.55%)
 Dade Behring Holdings                               5,100                331,551
DISPOSABLE MEDICAL PRODUCTS (0.96%)
 C.R. Bard                                           8,800                585,288
DISTRIBUTION-WHOLESALE (0.94%)
 Ingram Micro /1/                                   18,500                289,710
 WESCO International /1/                             8,900                279,282
                                                                          568,992
DIVERSIFIED MANUFACTURING OPERATIONS (1.08%)
 ITT Industries                                      6,700                654,121
EDUCATIONAL SOFTWARE (0.52%)
 Blackboard /1/                                     13,100                313,352
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (0.40%)
                                                                      $
 Ametek                                              5,800                242,730
ELECTRIC-INTEGRATED (0.46%)
 Constellation Energy Group                          4,900                282,681
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.84%)
 Broadcom /1/                                        9,000                319,590
 Freescale Semiconductor /1/                        32,000                677,760
 MEMC Electronics Materials /1/                     32,000                504,640
 Microchip Technology                               16,800                497,616
 National Semiconductor                             25,500                561,765
 QLogic /1/                                         12,400                382,788
                                                                        2,944,159
ELECTRONIC CONNECTORS (0.52%)
 Amphenol                                            7,900                317,343
ELECTRONIC PARTS DISTRIBUTION (0.46%)
 Arrow Electronics /1/                              10,200                277,032
FIDUCIARY BANKS (0.55%)
 Investors Financial Services /1/                    8,800                332,816
FINANCE-AUTO LOANS (0.43%)
 AmeriCredit /1/                                    10,300                262,650
FINANCE-COMMERCIAL (0.60%)
 CIT Group                                           8,500                365,245
FINANCE-CONSUMER LOANS (0.23%)
 First Marblehead /1/                                4,000                140,240
FINANCE-INVESTMENT BANKER & BROKER (1.04%)
 A.G. Edwards                                        9,100                410,865
 Raymond James Financial                             7,900                223,175
                                                                          634,040
FINANCE-OTHER SERVICES (0.87%)
 Chicago Mercantile Exchange Holdings                1,800                531,900
FOOD-MISCELLANEOUS/DIVERSIFIED (0.21%)
 McCormick                                           4,000                130,720
FOOD-RETAIL (0.86%)
 Whole Foods Market                                  4,400                520,520
GARDEN PRODUCTS (0.48%)
 Toro                                                7,500                289,575
GAS-DISTRIBUTION (0.35%)
 Energen                                             6,000                210,300
HOTELS & MOTELS (1.62%)
 Choice Hotels International                         5,900                387,630
 Marriott International                              8,800                600,336
                                                                          987,966
HUMAN RESOURCES (0.87%)
 Labor Ready /1/                                    12,700                296,037
 Manpower                                            5,900                234,702
                                                                          530,739
INDEPENDENT POWER PRODUCER (0.30%)
 NRG Energy /1/                                      4,900                184,240
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL AUTOMATION & ROBOTS (0.72%)
                                                                      $
 Rockwell Automation                                 9,000                438,390
INSTRUMENTS-CONTROLS (0.76%)
 Thermo Electron /1/                                17,300                464,851
INSTRUMENTS-SCIENTIFIC (0.76%)
 Applied Biosystems Group                           12,700                249,809
 PerkinElmer                                        11,200                211,680
                                                                          461,489
INTERNET CONTENT-INFORMATION & NEWS (0.35%)
 InfoSpace /1/                                       6,500                214,045
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.86%)
 BlackRock                                           3,100                249,395
 National Financial Partners                         7,000                273,980
                                                                          523,375
MACHINERY-PUMPS (0.60%)
 Graco                                              10,800                367,956
MEDICAL INFORMATION SYSTEM (0.98%)
 IMS Health                                         24,018                594,926
MEDICAL INSTRUMENTS (0.76%)
 Biomet                                             13,400                464,176
MEDICAL LABORATORY & TESTING SERVICE (0.84%)
 Quest Diagnostics                                   9,600                511,392
MEDICAL PRODUCTS (0.58%)
 Varian Medical Systems /1/                          9,500                354,635
MEDICAL-BIOMEDICAL/GENE (1.73%)
 Chiron /1/                                          4,700                163,983
 Invitrogen /1/                                      4,800                399,792
 LifeCell /1/                                       13,300                210,273
 Millipore /1/                                       4,900                277,977
                                                                        1,052,025
MEDICAL-DRUGS (2.51%)
 Allergan                                            4,900                417,676
 Cephalon /1/                                        6,300                250,803
 Endo Pharmaceuticals Holdings /1/                  16,900                444,132
 Forest Laboratories /1/                            10,700                415,695
                                                                        1,528,306
MEDICAL-GENERIC DRUGS (0.47%)
 Barr Pharmaceuticals /1/                            5,900                287,566
MEDICAL-HMO (3.38%)
 Coventry Health Care /1/                           11,226                794,239
 Humana /1/                                         10,400                413,296
 Pacificare Health Systems /1/                       7,200                514,440
 WellCare Health Plans /1/                           9,400                333,794
                                                                        2,055,769
MEDICAL-NURSING HOMES (0.53%)
 Genesis HealthCare /1/                              7,000                323,960
METAL-COPPER (0.71%)
 Phelps Dodge                                        4,700                434,750
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (0.76%)
                                                                      $
 Freeport-McMoRan Copper & Gold                     12,400                464,256
MISCELLANEOUS INVESTING (0.94%)
 Digital Realty Trust                               16,400                285,032
 Regency Centers                                     5,000                286,000
                                                                          571,032
MULTI-LINE INSURANCE (0.29%)
 American Financial Group                            5,300                177,656
MULTIMEDIA (0.67%)
 Gemstar-TV Guide International /1/                 42,600                152,934
 Meredith                                            5,200                255,112
                                                                          408,046
NETWORKING PRODUCTS (0.41%)
 NETGEAR /1/                                        13,300                247,380
OIL & GAS DRILLING (1.77%)
 Atwood Oceanics /1/                                 5,800                357,048
 Pride International /1/                            15,300                393,210
 TODCO /1/                                          12,700                326,009
                                                                        1,076,267
OIL COMPANY-EXPLORATION & PRODUCTION (2.49%)
 Kerr-McGee                                          4,800                366,288
 Newfield Exploration /1/                           10,600                422,834
 Plains Exploration & Production /1/                12,500                444,125
 Pogo Producing                                      5,400                280,368
                                                                        1,513,615
OIL COMPANY-INTEGRATED (0.60%)
 Amerada Hess                                        3,400                362,134
OIL FIELD MACHINERY & EQUIPMENT (0.77%)
 Grant Prideco /1/                                  17,700                468,165
OIL REFINING & MARKETING (1.31%)
 Sunoco                                              3,300                375,144
 Tesoro                                              9,000                418,680
                                                                          793,824
OIL-FIELD SERVICES (0.43%)
 Oceaneering International /1/                       6,700                258,955
PHARMACY SERVICES (0.87%)
 Express Scripts /1/                                10,600                529,788
POULTRY (1.87%)
 Gold Kist /1/                                      16,100                347,438
 Pilgrim's Pride                                    10,300                351,539
 Sanderson Farms                                     9,700                440,768
                                                                        1,139,745
PROPERTY & CASUALTY INSURANCE (0.67%)
 W.R. Berkley                                       11,450                408,536
PUBLISHING-BOOKS (0.50%)
 John Wiley & Sons                                   7,700                305,921
RACETRACKS (1.08%)
 International Speedway                              5,500                309,430
 Penn National Gaming /1/                            9,500                346,750
                                                                          656,180
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (0.44%)
                                                                      $
 Cox Radio /1/                                      16,900                266,175
RECYCLING (0.38%)
 Metal Management                                   11,800                228,330
RETAIL-APPAREL & SHOE (3.42%)
 Abercrombie & Fitch                                10,100                693,870
 Aeropostale /1/                                     7,000                235,200
 American Eagle Outfitters                          11,500                352,475
 Chico's FAS /1/                                    11,500                394,220
 Claire's Stores                                    16,900                406,445
                                                                        2,082,210
RETAIL-ARTS & CRAFTS (0.46%)
 Michaels Stores                                     6,800                281,316
RETAIL-AUTO PARTS (1.65%)
 Advance Auto Parts /1/                              8,000                516,400
 Autozone /1/                                        5,300                490,038
                                                                        1,006,438
RETAIL-AUTOMOBILE (0.39%)
 Copart /1/                                          9,900                235,620
RETAIL-BEDDING (1.26%)
 Bed Bath & Beyond /1/                              18,300                764,574
RETAIL-BOOKSTORE (0.58%)
 Barnes & Noble /1/                                  9,100                353,080
RETAIL-DISCOUNT (0.73%)
 TJX                                                18,300                445,605
RETAIL-RESTAURANTS (1.40%)
 Applebee's International                           10,400                275,496
 CBRL Group                                          7,700                299,222
 Sonic /1/                                           9,100                277,823
                                                                          852,541
SAVINGS & LOANS-THRIFTS (0.36%)
 Hudson City Bancorp                                19,200                219,072
SCHOOLS (0.76%)
 ITT Educational Services /1/                        8,600                459,412
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.24%)
 Linear Technology                                  20,500                752,145
SEMICONDUCTOR EQUIPMENT (1.19%)
 Lam Research /1/                                   15,800                457,252
 Varian Semiconductor Equipment Associates
  /1/                                                7,200                266,400
                                                                          723,652
STEEL PRODUCERS (0.52%)
 Nucor                                               6,900                314,778
TELECOMMUNICATION EQUIPMENT (1.36%)
 Adtran                                              6,400                158,656
 Harris                                             10,900                340,189
 Scientific-Atlanta                                  9,800                326,046
                                                                          824,891
TELECOMMUNICATION SERVICES (0.37%)
 Aspect Communications /1/                          19,800                222,354
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (0.48%)
                                                                      $
 United Therapeutics /1/                             6,000                289,200
TOOLS-HAND HELD (1.09%)
 Black & Decker                                      7,400                664,890
TOYS (0.98%)
 Marvel Enterprises /1/                             12,900                254,388
 Mattel                                             18,800                344,040
                                                                          598,428
TRANSPORT-MARINE (0.55%)
 Overseas Shipholding Group                          5,600                334,040
TRANSPORT-TRUCK (0.41%)
 J.B. Hunt Transport Services                       12,800                247,040
                                      TOTAL COMMON STOCKS              60,689,451
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (99.77%)              60,689,451
CASH AND RECEIVABLES, NET OF LIABILITIES (0.23%)                          139,633
                               TOTAL NET ASSETS (100.00%)             $60,829,084
                                                                      -------------

                                      187

See accompanying notes.

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 9,308,663
Unrealized Depreciation                       (2,079,767)
                                             -----------
Net Unrealized Appreciation (Depreciation)     7,228,896
Cost for federal income tax purposes         $53,460,555


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                          Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
                                 $
 Consumer, Cyclical                14,563,917                   24.00%
 Consumer,
 Non-cyclical                      14,371,174                   23.68
 Technology                         9,822,087                   16.18
 Industrial                         6,047,712                    9.97
 Financial                          4,947,386                    8.15
 Energy                             4,472,960                    7.37
 Communications                     3,321,310                    5.47
 Basic Materials                    2,465,684                    4.06
 Utilities                            677,221                    1.12
                 TOTAL            $60,689,451                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (95.47%)
APPAREL MANUFACTURERS (2.61%)
                                                                         $
 Liz Claiborne                                         26,600              1,057,616
 VF                                                    23,600              1,350,392
                                                                           2,408,008
APPLIANCES (1.42%)
 Whirlpool                                             18,700              1,311,057
ATHLETIC FOOTWEAR (1.88%)
 Reebok International                                  41,600              1,740,128
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.32%)
 BorgWarner                                            22,800              1,223,676
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.78%)
 Masco                                                 51,700              1,641,992
BUILDING-RESIDENTIAL & COMMERCIAL (9.07%)
 Centex                                                30,400              2,148,368
 Hovnanian Enterprises /1/                             16,600              1,082,320
 Lennar                                                33,200              2,106,540
 Pulte Homes                                           24,800              2,089,400
 WCI Communities /1/                                   29,900                957,697
                                                                           8,384,325
COAL (3.89%)
 Alpha Natural Resources /1/                           34,900                833,412
 Arch Coal                                             34,000              1,851,980
 Peabody Energy                                        17,500                910,700
                                                                           3,596,092
COMMERCIAL BANKS (6.34%)
 Commerce Bancorp.                                     57,800              1,751,918
 First Horizon National                                39,300              1,658,460
 North Fork Bancorp                                    65,660              1,844,389
 TCF Financial                                         23,300                603,004
                                                                           5,857,771
COMPUTERS-PERIPHERAL EQUIPMENT (1.66%)
 Lexmark International /1/                             23,700              1,536,471
DIVERSIFIED MANUFACTURING OPERATIONS (1.31%)
 Ingersoll-Rand                                        16,900              1,205,815
ELECTRIC-INTEGRATED (0.89%)
 TXU                                                    9,900                822,591
ENGINES-INTERNAL COMBUSTION (1.63%)
 Briggs & Stratton                                     43,400              1,502,508
FINANCE-COMMERCIAL (1.94%)
 CIT Group                                             41,700              1,791,849
FINANCE-INVESTMENT BANKER & BROKER (1.81%)
 Bear Stearns                                          16,100              1,673,434
FINANCIAL GUARANTEE INSURANCE (5.73%)
 Ambac Financial Group                                 25,900              1,806,784
 PMI Group                                             47,800              1,863,244
 Radian Group                                          34,300              1,619,646
                                                                           5,289,674
FOOD-WHOLESALE & DISTRIBUTION (1.01%)
 Fresh Del Monte Produce                               34,800                936,816
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOTWEAR & RELATED APPAREL (0.47%)
 Timberland /1/                                        11,200            $   433,664
HUMAN RESOURCES (1.26%)
 Manpower                                              29,200              1,161,576
INSTRUMENTS-CONTROLS (1.48%)
 Johnson Controls                                      24,300              1,368,819
INTERNET FINANCIAL SERVICES (1.74%)
 IndyMac Bancorp                                       39,400              1,604,762
INTERNET SECURITY (1.08%)
 Check Point Software Technologies /1/                 50,400                997,920
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.37%)
 Waddell & Reed Financial                              18,400                340,400
MACHINERY-CONSTRUCTION & MINING (0.87%)
 Joy Global                                            23,900                802,801
MEDICAL-HMO (3.90%)
 Coventry Health Care /1/                              27,300              1,931,475
 WellPoint /1/                                         24,000              1,671,360
                                                                           3,602,835
MEDICAL-HOSPITALS (0.35%)
 Health Management Associates                          12,400                324,632
METAL-COPPER (1.20%)
 Phelps Dodge                                          12,000              1,110,000
OIL COMPANY-EXPLORATION & PRODUCTION (9.28%)
 Canadian Natural Resources                            57,100              2,077,298
 Denbury Resources /1/                                 20,900                831,193
 Quicksilver Resources /1/                             17,200              1,099,596
 Talisman Energy                                       48,900              1,837,173
 XTO Energy                                            80,309              2,729,703
                                                                           8,574,963
OIL REFINING & MARKETING (1.01%)
 Sunoco                                                 8,200                932,176
PHARMACY SERVICES (2.49%)
 Omnicare                                              54,300              2,303,949
PROPERTY & CASUALTY INSURANCE (1.51%)
 Arch Capital Group /1/                                31,000              1,396,550
REINSURANCE (2.51%)
 Endurance Specialty Holdings                          18,700                707,234
 RenaissanceRe Holdings                                32,800              1,615,072
                                                                           2,322,306
RENTAL-AUTO & EQUIPMENT (0.93%)
 Rent-A-Center /1/                                     36,900                859,401
RETAIL-APPAREL & SHOE (0.90%)
 Foot Locker                                           30,700                835,654
RETAIL-AUTO PARTS (2.40%)
 Advance Auto Parts /1/                                30,700              1,981,685
 Autozone /1/                                           2,500                231,150
                                                                           2,212,835
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.78%)
                                                                         $
 Dollar Tree Stores /1/                                30,200                724,800
RETAIL-RESTAURANTS (1.38%)
 Ruby Tuesday                                          49,400              1,279,460
SAVINGS & LOANS-THRIFTS (3.27%)
 Astoria Financial                                     47,600              1,355,172
 Hudson City Bancorp                                  146,200              1,668,142
                                                                           3,023,314
SCHOOLS (1.74%)
 Career Education /1/                                  43,900              1,607,179
TELECOMMUNICATION EQUIPMENT (0.87%)
 Scientific-Atlanta                                    24,100                801,807
TEXTILE-HOME FURNISHINGS (1.42%)
 Mohawk Industries /1/                                 15,900              1,311,750
TOOLS-HAND HELD (1.30%)
 Black & Decker                                        13,400              1,203,990
TRANSPORT-MARINE (4.87%)
 Frontline                                             44,800              1,802,752
 General Maritime                                      29,400              1,246,560
 Overseas Shipholding Group                            18,800              1,121,420
 Teekay Shipping                                        7,400                324,860
                                                                           4,495,592
VITAMINS & NUTRITION PRODUCTS (1.80%)
 NBTY /1/                                              64,000              1,660,160
                                         TOTAL COMMON STOCKS              88,215,502
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (95.47%)              88,215,502
CASH AND RECEIVABLES, NET OF LIABILITIES (4.53%)                           4,186,424
                                  TOTAL NET ASSETS (100.00%)             $92,401,926
                                                                         -------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 9,107,786
Unrealized Depreciation                       (1,546,646)
                                             -----------
Net Unrealized Appreciation (Depreciation)     7,561,140
Cost for federal income tax purposes         $80,654,362


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                          Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
                                 $
 Financial                         23,300,060                   26.41%
 Consumer, Cyclical                23,234,176                   26.34
 Energy                            13,103,231                   14.86
 Consumer,
 Non-cyclical                      12,456,548                   14.12
 Industrial                        10,852,698                   12.30
 Communications                     1,799,727                    2.04
 Technology                         1,536,471                    1.74
 Basic Materials                    1,110,000                    1.26
 Utilities                            822,591                    0.93
                 TOTAL            $88,215,502                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (97.97%)
ASSET BACKED SECURITIES (7.43%)
 CAFCO
                                                   $                     $
  3.09%; 07/19/05                                     900,000                 898,609
  3.11%; 07/26/05                                   1,000,000                 997,840
  3.26%; 09/08/05                                   1,000,000                 993,752
  3.27%; 08/30/05                                     900,000                 895,095
 FCAR Owner Trust I
  3.09%; 07/11/05                                     810,000                 809,305
  3.09%; 07/18/05                                   1,000,000                 998,541
  3.18%; 08/04/05                                     835,000                 832,492
  3.31%; 08/17/05                                     800,000                 796,543
 Windmill Funding
  3.05%; 07/06/05                                     780,000                 779,670
  3.12%; 07/22/05                                     800,000                 798,544
  3.13%; 07/19/05                                   1,000,000                 998,435
  3.17%; 08/17/05                                     900,000                 896,263
                                                                           10,695,089
BEVERAGES-NON-ALCOHOLIC (0.70%)
 Coca-Cola
  2.97%; 07/01/05                                   1,000,000               1,000,000
BREWERY (0.69%)
 Anheuser-Busch
  3.19%; 08/25/05                                   1,000,000                 995,126
CHEMICALS-DIVERSIFIED (0.73%)
 E. I. Du Pont de Nemours
  3.18%; 08/05/05                                   1,050,000               1,046,754
COMMERCIAL BANKS (10.48%)
 Calyon North America
  3.04%; 07/15/05                                   1,000,000                 998,818
  3.12%; 08/04/05                                     800,000                 797,643
  3.12%; 08/05/05                                   1,000,000                 996,967
 Deutsche Bank
  3.13%; 07/27/05                                     800,000                 800,000
 Deutsche Bank Financial
  3.02%; 07/12/05                                     905,000                 904,166
 Nordea North America
  3.00%; 07/05/05                                     915,000                 914,695
  3.11%; 07/27/05                                     825,000                 823,147
  3.23%; 08/31/05                                   1,000,000                 994,527
  3.26%; 09/01/05                                     800,000                 795,481
 Skandinaviska Enskilda Banken
  3.05%; 07/14/05                                   1,100,000               1,098,765
  3.10%; 07/18/05                                     900,000                 898,682
 Svenska Handelsbanken
  3.02%; 07/07/05                                   1,020,000               1,019,486
  3.04%; 07/20/05                                   1,100,000               1,098,235
  3.05%; 07/05/05                                   1,850,000               1,849,374
  3.18%; 08/19/05                                   1,090,000               1,085,252
                                                                           15,075,238
DISTRIBUTION-WHOLESALE (0.56%)
 Louis Dreyfus
  3.08%; 07/07/05                                     800,000                 799,589
DIVERSIFIED FINANCIAL SERVICES (5.17%)
 Amstel Funding
  2.90%; 07/18/05                                   1,000,000                 998,630
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 Amstel Funding (continued)
                                                   $                     $
  3.05%; 07/15/05                                     800,000                 799,051
  3.10%; 07/25/05                                     800,000                 798,347
  3.20%; 08/22/05                                     900,000                 895,840
 General Electric Capital
  3.05%; 07/07/05                                   1,000,000                 999,492
  3.12%; 08/03/05                                     845,000                 842,560
  3.36%; 09/02/05                                   1,000,000                 994,120
  3.74%; 07/20/05                                   1,115,000               1,113,170
                                                                            7,441,210
FINANCE-AUTO LOANS (2.00%)
 Paccar Financial
  3.12%; 08/10/05                                     880,000                 876,949
 Toyota Motor Credit
  3.00%; 07/08/05                                   1,000,000                 999,417
  3.25%; 08/16/05                                   1,000,000                 995,847
                                                                            2,872,213
FINANCE-COMMERCIAL (1.80%)
 CIT Group
  3.12%; 07/28/05                                     900,000                 897,894
 Verizon Network Funding
  3.25%; 08/04/05                                     900,000                 897,237
  3.31%; 08/19/05                                     800,000                 796,396
                                                                            2,591,527
FINANCE-CONSUMER LOANS (1.25%)
 American General Finance
  3.17%; 08/12/05                                     900,000                 896,672
  3.19%; 07/29/05                                     900,000                 897,767
                                                                            1,794,439
FINANCE-CREDIT CARD (3.29%)
 American Express Credit
  3.06%; 07/14/05                                     900,000                 899,006
  3.09%; 07/19/05                                   1,100,000               1,098,300
  3.15%; 08/10/05                                   1,000,000                 996,500
  3.22%; 08/03/05                                     900,000                 897,344
  3.72%; 07/25/05                                     850,000                 848,175
                                                                            4,739,325
FINANCE-INVESTMENT BANKER & BROKER (9.10%)
 Bear Stearns
  3.04%; 07/11/05                                   1,000,000                 999,155
  3.15%; 08/09/05                                     900,000                 896,929
  3.28%; 08/26/05                                     900,000                 895,408
  3.85%; 09/13/05                                   1,000,000                 993,237
 Citigroup Global Markets Holdings
  3.05%; 07/08/05                                   1,000,000                 999,407
  3.18%; 08/22/05                                   1,100,000               1,094,947
 Goldman Sachs Group
  3.24%; 07/22/05                                     840,000                 838,412
 ING U.S. Funding
  3.03%; 07/08/05                                   1,000,000                 999,411
  3.10%; 07/29/05                                     900,000                 897,830
  3.16%; 08/11/05                                     800,000                 797,121
 Morgan Stanley
  3.25%; 08/23/05                                     900,000                 895,694
  3.30%; 08/02/05                                   1,000,000                 997,067
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley (continued)
  3.31%; 08/17/05                                  $  900,000            $    896,111
  3.41%; 09/23/05                                     900,000                 892,839
                                                                           13,093,568
FINANCE-LEASING COMPANY (2.10%)
 International Lease Finance
  3.14%; 07/28/05                                   1,040,000               1,037,551
  3.16%; 08/05/05                                     985,000                 981,974
  3.20%; 08/23/05                                   1,000,000                 995,289
                                                                            3,014,814
FINANCE-MORTGAGE LOAN/BANKER (2.04%)
 Federal Home Loan Mortgage
  3.01%; 08/08/05                                   1,000,000                 996,823
  3.07%; 08/01/05                                   1,000,000                 997,356
 Federal National Mortgage Association
  3.22%; 09/07/05                                     950,000                 944,222
                                                                            2,938,401
FINANCE-OTHER SERVICES (11.30%)
 ABN-AMRO North America Finance
  3.00%; 07/11/05                                   1,110,000               1,109,075
  3.11%; 07/26/05                                     785,000                 783,304
 Commoloco
  3.13%; 07/21/05                                     900,000                 898,435
  3.14%; 08/01/05                                     800,000                 797,837
 CRC Funding
  3.02%; 07/13/05                                   1,100,000               1,098,893
  3.10%; 07/21/05                                   1,000,000                 998,278
  3.26%; 08/02/05                                     830,000                 827,595
  3.28%; 08/26/05                                   1,000,000                 994,898
 HSBC Funding
  3.23%; 08/18/05                                     900,000                 896,124
  3.28%; 08/24/05                                   1,000,000                 995,080
  3.29%; 08/29/05                                     900,000                 895,147
  3.33%; 08/30/05                                     900,000                 895,005
 Private Export Funding
  3.02%; 07/27/05                                     900,000                 898,037
  3.06%; 08/10/05                                     800,000                 797,280
  3.12%; 08/15/05                                     700,000                 697,274
  3.18%; 08/24/05                                     900,000                 895,707
  3.30%; 10/11/05                                     900,000                 891,585
  3.38%; 10/19/05                                     900,000                 890,705
                                                                           16,260,259
LIFE & HEALTH INSURANCE (1.89%)
 Genworth Financial
  3.16%; 08/01/05                                     900,000                 897,551
  3.24%; 08/23/05                                     925,000                 920,588
  3.26%; 07/26/05                                     900,000                 897,962
                                                                            2,716,101
MONEY CENTER BANKS (6.18%)
 Bank of America
  3.10%; 07/26/05                                     800,000                 798,278
  3.10%; 07/28/05                                     745,000                 743,268
  3.13%; 08/09/05                                   1,100,000               1,096,270
  3.14%; 08/11/05                                     900,000                 896,782
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 BNP Paribas Finance
  3.24%; 09/06/05                                  $  800,000            $    795,177
  3.41%; 09/30/05                                   1,000,000                 991,378
 HBOS Treasury Services
  3.10%; 07/22/05                                     900,000                 898,372
  3.15%; 07/21/05                                     900,000                 898,425
  3.16%; 08/09/05                                     775,000                 772,347
  3.33%; 09/01/05                                   1,000,000                 994,265
                                                                            8,884,562
OIL COMPANY-INTEGRATED (1.95%)
 Shell Finance
  3.00%; 07/06/05                                     915,000                 914,619
  3.12%; 08/03/05                                   1,000,000                 997,140
  3.31%; 09/12/05                                     900,000                 893,959
                                                                            2,805,718
RETAIL-DISCOUNT (0.50%)
 Wal-Mart Stores
  3.31%; 09/07/05                                     730,000                 725,436
SPECIAL PURPOSE BANKS (0.69%)
 KFW International Finance
  3.23%; 08/22/05                                   1,000,000                 995,335
SPECIAL PURPOSE ENTITY (21.52%)
 Barclays U.S. Funding
  3.28%; 08/24/05                                     830,000                 825,916
  3.39%; 09/26/05                                     800,000                 793,446
  3.41%; 09/29/05                                     900,000                 892,328
 Compass Securitization
  3.21%; 08/15/05                                     800,000                 796,790
  3.22%; 07/29/05                                     985,000                 982,533
  3.40%; 09/15/05                                   1,100,000               1,092,104
 Galaxy Funding
  3.10%; 07/15/05                                     700,000                 699,156
  3.15%; 08/08/05                                     900,000                 897,008
  3.15%; 08/12/05                                     800,000                 797,060
  3.18%; 08/18/05                                   1,100,000               1,095,336
 Grampian Funding
  3.17%; 08/16/05                                   1,100,000               1,095,544
  3.34%; 09/20/05                                   1,000,000                 992,485
  3.40%; 10/03/05                                     900,000                 892,010
  3.40%; 10/20/05                                   1,000,000                 989,517
 Ranger Funding
  3.04%; 07/12/05                                   1,000,000                 999,071
  3.13%; 08/08/05                                   1,100,000               1,096,366
  3.15%; 07/20/05                                     800,000                 798,670
  3.28%; 07/26/05                                     871,000                 869,016
 Scaldis Capital
  3.00%; 07/01/05                                   1,000,000               1,000,000
  3.04%; 07/13/05                                   1,100,000               1,098,885
  3.16%; 08/12/05                                     700,000                 697,419
 Sheffield Receivables
  3.08%; 07/12/05                                   1,000,000                 999,059
  3.17%; 07/15/05                                     870,000                 868,927
 Surrey Funding
  3.06%; 07/14/05                                   1,000,000                 998,895
  3.13%; 08/02/05                                   1,000,000                 997,218
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Surrey Funding (continued)
  3.24%; 08/16/05                                  $  810,000            $    806,647
  3.26%; 09/02/05                                     900,000                 894,873
 White Pine Finance
  3.18%; 08/15/05                                     900,000                 896,423
  3.18%; 08/18/05                                     900,000                 896,184
  3.24%; 08/29/05                                     935,000                 930,035
  3.40%; 09/29/05                                     885,000                 877,478
 Yorktown Capital
  3.21%; 08/12/05                                     800,000                 797,004
  3.22%; 08/25/05                                     800,000                 796,064
  3.33%; 08/26/05                                     800,000                 795,856
                                                                           30,955,323
SUPRANATIONAL BANK (2.91%)
 Corp Andina de Fomento
  3.10%; 07/12/05                                   1,400,000               1,398,674
  3.13%; 07/25/05                                     900,000                 898,122
  3.14%; 07/22/05                                     900,000                 898,352
  3.23%; 08/11/05                                   1,000,000                 996,321
                                                                            4,191,469
TELECOMMUNICATION SERVICES (0.70%)
 Verizon Global Funding
  3.50%; 09/15/05                                   1,000,000               1,000,000
TELEPHONE COMMUNICATION (0.53%)
 Telstra
  3.03%; 07/01/05                                     770,000                 770,000
TELEPHONE-INTEGRATED (1.91%)
 SBC Communications
  3.10%; 07/06/05                                   1,750,000               1,749,247
  3.12%; 07/13/05                                   1,000,000                 998,960
                                                                            2,748,207
TOOLS-HAND HELD (0.55%)
 Stanley Works
  3.30%; 08/29/05                                     800,000                 795,673
                                      TOTAL COMMERCIAL PAPER              140,945,376

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (3.11%)
AUTOMOBILE SEQUENTIAL (1.11%)
 Honda Auto Receivables Owner Trust
  3.42%; 02/21/06                                     800,000                 800,000
 Merrill Auto Trust Securitization
  3.47%; 01/25/06                                     800,000                 800,000
                                                                            1,600,000
FINANCE-COMMERCIAL (0.18%)
 CIT Group
  7.25%; 08/15/05                                     252,000                 253,280
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (0.21%)
 Merrill Lynch
  2.94%; 01/30/06                                  $  300,000            $    298,617
FINANCE-OTHER SERVICES (0.28%)
 Caterpillar Financial Services
  5.95%; 05/01/06                                     400,000                 406,924
FOOD-MISCELLANEOUS/DIVERSIFIED (0.28%)
 Unilever Capital
  6.88%; 11/01/05                                     400,000                 404,762
MONEY CENTER BANKS (1.05%)
 Banc of America Securities
  3.51%; 07/18/06 /1 2/                               700,000                 700,000
 Bank of America
  6.20%; 02/15/06                                     400,000                 405,734
 JP Morgan Chase
  6.50%; 08/01/05                                     400,000                 401,061
                                                                            1,506,795
                                                 TOTAL BONDS                4,470,378
                                                                         ------------

                       TOTAL PORTFOLIO INVESTMENTS (101.08%)              145,415,754
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.08%)                          (1,547,502)
                                  TOTAL NET ASSETS (100.00%)             $143,868,252
                                                                         ---------------

/1 /Variable rate.
/2 /Security purchased on a when-issued basis. See Notes to FInancial
  Statements.

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                            Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Financial                           112,899,530                 77.64%
 Asset Backed Securities              12,295,089                  8.45
 Government                            7,129,870                  4.90
 Communications                        4,518,207                  3.11
 Energy                                2,805,718                  1.93
 Consumer, Non-cyclical                2,399,888                  1.65
 Consumer, Cyclical                    1,525,025                  1.05
 Basic Materials                       1,046,754                  0.72
 Industrial                              795,673                  0.55
                    TOTAL           $145,415,754                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2010 ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.09%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.09%) /1/
                                                                         $
 Bond Account                                          80,184               963,005
 Capital Value Account                                  2,309                76,039
 Diversified International Account                      9,771               135,234
 Equity Income Account                                 17,582               163,865
 LargeCap Growth Equity Account                        45,433               208,536
 LargeCap Stock Index Account                          29,618               257,084
 LargeCap Value Account                                11,131               132,687
 Money Market Account                                 268,329               268,329
 Real Estate Securities Account                        12,683               240,092
 SmallCap Account                                      10,952               106,891
                                  TOTAL INVESTMENT COMPANIES              2,551,762
                                                                         ----------

                       TOTAL PORTFOLIO INVESTMENTS (100.09%)              2,551,762
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.09%)                            (2,384)
                                  TOTAL NET ASSETS (100.00%)             $2,549,378
                                                                         -------------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $   45,154
Unrealized Depreciation                          (2,722)
                                             ----------
Net Unrealized Appreciation (Depreciation)       42,432
Cost for federal income tax purposes         $2,509,330


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                              Value                Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
                                      $
 Domestic Equity Funds                  1,185,194                 46.45%
 Fixed Income Funds                       963,005                 37.74
 Money Market Funds                       268,329                 10.51
 International Equity Funds               135,234                  5.30
                       TOTAL           $2,551,762                100.00%
                                      --------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2020 ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.48%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (98.48%) /1/
                                                                       $
 Bond Account                                       212,585             2,553,145
 Capital Value Account                               15,505               510,585
 Diversified International Account                   49,582               686,209
 Equity Income Account                               50,922               474,590
 LargeCap Growth Equity Account                     114,151               523,953
 LargeCap Stock Index Account                       145,261             1,260,868
 LargeCap Value Account                              38,572               459,783
 Real Estate Securities Account                      35,827               678,200
 SmallCap Account                                    16,550               161,526
 SmallCap Growth Account /2/                         12,158               112,587
 SmallCap Value Account                               6,862               116,108
                                TOTAL INVESTMENT COMPANIES              7,537,554
                                                                       ----------

                      TOTAL PORTFOLIO INVESTMENTS (98.48%)              7,537,554
CASH AND RECEIVABLES, NET OF LIABILITIES (1.52%)                          116,602
                                TOTAL NET ASSETS (100.00%)             $7,654,156
                                                                       ------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $  119,285
Unrealized Depreciation                         (16,996)
                                             ----------
Net Unrealized Appreciation (Depreciation)      102,289
Cost for federal income tax purposes         $7,435,265


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                              Value                Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
                                      $
 Domestic Equity Funds                  4,298,200                 57.02%
 Fixed Income Funds                     2,553,145                 33.87
 International Equity Funds               686,209                  9.11
                       TOTAL           $7,537,554                100.00%
                                      --------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2030 ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.04%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.04%) /1/
                                                                      $
 Bond Account                                       15,520             186,390
 Capital Value Account                               1,146              37,752
 Diversified International Account                   5,047              69,846
 Equity Income Account                               4,162              38,794
 LargeCap Growth Equity Account                     23,298             106,937
 LargeCap Stock Index Account                       15,995             138,834
 LargeCap Value Account                              5,989              71,391
 Real Estate Securities Account                      2,916              55,191
 SmallCap Account                                    1,590              15,515
 SmallCap Growth Account /2/                         1,595              14,770
 SmallCap Value Account                                882              14,930
                               TOTAL INVESTMENT COMPANIES              750,350
                                                                      --------

                    TOTAL PORTFOLIO INVESTMENTS (100.04%)              750,350
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.04%)                         (320)
                               TOTAL NET ASSETS (100.00%)             $750,030
                                                                      -----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 12,575
Unrealized Depreciation                        (2,908)
                                             --------
Net Unrealized Appreciation (Depreciation)      9,667
Cost for federal income tax purposes         $740,683


                 INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                             Value               Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                      $
 Domestic Equity Funds                  494,114                 65.85%
 Fixed Income Funds                     186,390                 24.84
 International Equity Funds              69,846                  9.31
                       TOTAL           $750,350                100.00%
                                      ------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2040 ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.05%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.05%) /1/
                                                                      $
 Bond Account                                        9,057             108,773
 Capital Value Account                               1,262              41,569
 Diversified International Account                   6,045              83,658
 Equity Income Account                               2,300              21,437
 LargeCap Growth Equity Account                     24,598             112,907
 LargeCap Stock Index Account                       17,357             150,660
 LargeCap Value Account                              6,438              76,741
 Real Estate Securities Account                      1,867              35,347
 SmallCap Account                                    2,529              24,682
 SmallCap Growth Account /2/                         1,859              17,216
 SmallCap Value Account                              1,066              18,044
                               TOTAL INVESTMENT COMPANIES              691,034
                                                                      --------

                    TOTAL PORTFOLIO INVESTMENTS (100.05%)              691,034
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.05%)                         (374)
                               TOTAL NET ASSETS (100.00%)             $690,660
                                                                      -----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 27,301
Unrealized Depreciation                          (968)
                                             --------
Net Unrealized Appreciation (Depreciation)     26,333
Cost for federal income tax purposes         $664,701


                 INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                             Value               Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                      $
 Domestic Equity Funds                  498,603                 72.15%
 Fixed Income Funds                     108,773                 15.74
 International Equity Funds              83,658                 12.11
                       TOTAL           $691,034                100.00%
                                      ------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2050 ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                       Value

-------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.18%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.18%) /1/
                                                                     $
 Bond Account                                       1,375              16,511
 Capital Value Account                                397              13,065
 Diversified International Account                  1,954              27,045
 Equity Income Account                                439               4,088
 LargeCap Growth Equity Account                     7,974              36,602
 LargeCap Stock Index Account                       5,523              47,936
 LargeCap Value Account                             2,042              24,346
 Real Estate Securities Account                       240               4,553
 SmallCap Account                                     833               8,126
 SmallCap Growth Account /2/                          653               6,042
 SmallCap Value Account                               362               6,127
                              TOTAL INVESTMENT COMPANIES              194,441
                                                                     --------

                   TOTAL PORTFOLIO INVESTMENTS (100.18%)              194,441
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.18%)                        (341)
                              TOTAL NET ASSETS (100.00%)             $194,100
                                                                     -----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 10,351
Unrealized Depreciation                          (114)
                                             --------
Net Unrealized Appreciation (Depreciation)     10,237
Cost for federal income tax purposes         $184,204


                 INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                             Value               Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                      $
 Domestic Equity Funds                  150,885                 77.60%
 International Equity Funds              27,045                 13.91
 Fixed Income Funds                      16,511                  8.49
                       TOTAL           $194,441                100.00%
                                      ------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.69%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (99.69%) /1/
                                                                       $
 Bond Account                                        74,854               898,995
 Capital Value Account                                  977                32,187
 Diversified International Account                    5,006                69,282
 Equity Income Account                               14,577               135,861
 LargeCap Growth Equity Account                      19,182                88,047
 LargeCap Stock Index Account                        13,627               118,284
 LargeCap Value Account                               5,194                61,910
 Money Market Account                               500,322               500,322
 Real Estate Securities Account                      11,705               221,583
 SmallCap Account                                     4,424                43,174
                                TOTAL INVESTMENT COMPANIES              2,169,645
                                                                       ----------

                      TOTAL PORTFOLIO INVESTMENTS (99.69%)              2,169,645
CASH AND RECEIVABLES, NET OF LIABILITIES (0.31%)                            6,851
                                TOTAL NET ASSETS (100.00%)             $2,176,496
                                                                       ------------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $   44,299
Unrealized Depreciation                          (1,138)
                                             ----------
Net Unrealized Appreciation (Depreciation)       43,161
Cost for federal income tax purposes         $2,126,484


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                              Value                Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
                                      $
 Fixed Income Funds                       898,995                 41.44%
 Domestic Equity Funds                    701,046                 32.31
 Money Market Funds                       500,322                 23.06
 International Equity Funds                69,282                  3.19
                       TOTAL           $2,169,645                100.00%
                                      --------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         REAL ESTATE SECURITIES ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (99.29%)
HOTELS & MOTELS (0.46%)
                                                                          $
 Hilton Hotels                                          30,938                 737,871
REAL ESTATE INVESTMENT TRUSTS (98.83%)
 Acadia Realty Trust                                    61,352               1,144,215
 AMB Property                                           69,347               3,011,740
 Archstone-Smith Trust                                 119,800               4,626,676
 AvalonBay Communities                                  85,200               6,884,160
 BioMed Realty Trust                                   125,466               2,992,364
 Boston Properties                                     119,790               8,385,300
 Brookfield Properties                                 220,050               6,337,440
 Camden Property Trust                                  29,849               1,604,384
 Capital Automotive                                     46,500               1,774,905
 CBL & Associates Properties                           127,944               5,510,548
 CenterPoint Properties Trust                           46,711               1,975,875
 Corporate Office Properties Trust                      86,410               2,544,775
 Developers Diversified Realty                         118,142               5,429,806
 Eastgroup Properties                                   32,626               1,373,881
 Education Realty Trust                                 22,564                 412,921
 Entertainment Properties Trust                         17,355                 798,330
 Equity Office Properties Trust                        114,130               3,777,703
 Equity Residential Properties Trust                   102,800               3,785,096
 Essex Property Trust                                   33,000               2,740,980
 Federal Realty Investment Trust                        23,269               1,372,871
 General Growth Properties                             140,325               5,765,954
 Host Marriott                                         294,270               5,149,725
 Kilroy Realty                                          31,551               1,498,357
 Kimco Realty                                          113,950               6,712,795
 LaSalle Hotel Properties                               78,763               2,584,214
 Macerich                                               44,000               2,950,200
 Mid-America Apartment Communities                      29,000               1,317,180
 Mills                                                  60,086               3,652,628
 Pan Pacific Retail Properties                          60,631               4,024,686
 Prologis Trust                                        114,580               4,610,699
 Public Storage                                        117,200               7,412,900
 Regency Centers                                        41,352               2,365,334
 Simon Property Group                                  173,445              12,573,028
 SL Green Realty                                       123,369               7,957,301
 Starwood Hotels & Resorts Worldwide                   110,400               6,466,128
 Tanger Factory Outlet Centers                          39,212               1,055,979
 Taubman Centers                                        56,959               1,941,732
 United Dominion Realty Trust                           72,905               1,753,365
 Ventas                                                144,983               4,378,487
 Vornado Realty Trust                                  108,400               8,715,360
                                                                           159,370,022
                                          TOTAL COMMON STOCKS              160,107,893

                                            Principal

                                            Amount                           Value

---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.28%)
FINANCE-INVESTMENT BANKER & BROKER (0.28%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                       $                  $
  3.40%; 07/01/05                                      444,369                 444,369
                                       TOTAL COMMERCIAL PAPER                  444,369
                                                                          ------------

                         TOTAL PORTFOLIO INVESTMENTS (99.57%)              160,552,262
CASH AND RECEIVABLES, NET OF LIABILITIES (0.43%)                               694,880
                                   TOTAL NET ASSETS (100.00%)             $161,247,142
                                                                          --------------




UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 45,156,853
Unrealized Depreciation                           (71,912)
                                             ------------
Net Unrealized Appreciation (Depreciation)     45,084,941
Cost for federal income tax purposes         $115,467,321


                  INVESTMENTS BY REIT TYPE (UNAUDITED)
 REIT Type                            Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
 Office & Industrial               $
 REITs                                36,754,113                 22.89%
 Mall REITs                           33,450,070                 20.83
 Apartment REITs                      22,711,841                 14.15
 Shopping Center REITs                21,049,707                 13.11
 Diversified REITs                    18,038,956                 11.23
 Hotel REITs                          14,200,067                  8.84
 Self Storage REITs                    7,412,900                  4.62
 Healthcare REITs                      4,378,487                  2.73
 Mortgage, Mixed Use &
 Miscellaneous REITs                   1,373,881                  0.86
 Other Investments                     1,182,240                  0.74
                    TOTAL           $160,552,262                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (98.56%)
AEROSPACE & DEFENSE EQUIPMENT (0.49%)
                                                                                $
 Orbital Sciences /1/                                         44,247                438,045
AIRLINES (0.32%)
 Pinnacle Airlines /1/                                        33,222                285,377
APPAREL MANUFACTURERS (0.56%)
 Guess? /1/                                                   25,734                426,670
 Volcom /1/                                                    2,776                 74,313
                                                                                    500,983
APPLICATIONS SOFTWARE (0.55%)
 American Reprographics /1/                                   30,760                494,928
ATHLETIC EQUIPMENT (0.72%)
 Nautilus                                                     22,665                645,953
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.51%)
 Tenneco Automotive /1/                                       27,126                451,377
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.43%)
 Commercial Vehicle Group /1/                                 21,375                379,406
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.82%)
 NCI Building Systems /1/                                     22,354                733,211
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.17%)
 Eagle Materials                                              11,312              1,047,378
BUILDING PRODUCTS-LIGHT FIXTURES (0.67%)
 Genlyte Group /1/                                            12,306                599,794
BUILDING PRODUCTS-WOOD (0.77%)
 Universal Forest Products                                    16,502                684,008
BUILDING-HEAVY CONSTRUCTION (0.79%)
 Perini /1/                                                   43,147                708,474
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.56%)
 Thor Industries                                              15,842                497,914
BUILDING-RESIDENTIAL & COMMERCIAL (0.39%)
 M/I Homes                                                     6,354                343,751
CASINO HOTELS (0.48%)
 Ameristar Casinos                                            16,542                431,581
CELLULAR TELECOMMUNICATIONS (0.48%)
 Ubiquitel /1/                                                52,055                424,769
CHEMICALS-DIVERSIFIED (0.98%)
 FMC /1/                                                      15,504                870,395
COMMERCIAL BANKS (7.32%)
 Capital Corp of the West                                     21,876                607,059
 City Holding                                                 17,667                645,199
 Columbia Banking Systems                                     31,761                781,956
 Community Trust Bancorp                                       6,605                216,116
 First Midwest Bancorp                                         9,538                335,451
 Hancock Holding                                               9,232                317,581
 Heritage Commerce /1/                                        16,938                310,982
 IBERIABANK                                                    6,005                369,968
 Pacific Capital Bancorp.                                     22,717                842,346
 Preferred Bank                                                3,462                137,441
 Southwest Bancorp.                                           18,439                377,631
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 State Financial Services                                      6,858                276,103
 Vineyard National Bancorp.                                   21,505                678,698
 Vineyard National Bancorp.-Warrants /1/ /2/
  /3/ /4/                                                      3,122                 20,480
 Wilshire Bancorp.                                            42,652                611,203
                                                                                  6,528,214
COMMERCIAL SERVICE-FINANCE (0.40%)
 NCO Group /1/                                                16,357                353,802
COMPUTER AIDED DESIGN (0.69%)
 ANSYS /1/                                                    17,334                615,530
COMPUTER SERVICES (1.47%)
 Anteon International /1/                                      1,987                 90,647
 CACI International /1/                                       10,276                649,032
 Perot Systems /1/                                            40,081                569,952
                                                                                  1,309,631
COMPUTERS-INTEGRATED SYSTEMS (0.27%)
 Brocade Communications Systems /1/                           62,096                240,933
CONSULTING SERVICES (0.37%)
 Huron Consulting Group /1/                                   13,979                329,205
CONSUMER PRODUCTS-MISCELLANEOUS (0.67%)
 Central Garden & Pet /1/                                     12,201                599,313
CONTAINERS-METAL & GLASS (2.11%)
 Greif Brothers                                               16,647              1,017,132
 Silgan Holdings                                              15,336                862,496
                                                                                  1,879,628
COSMETICS & TOILETRIES (0.57%)
 Chattem /1/                                                  12,201                505,121
DATA PROCESSING & MANAGEMENT (1.30%)
 Global Payments                                               8,940                606,132
 infoUSA                                                      46,931                549,093
                                                                                  1,155,225
DENTAL SUPPLIES & EQUIPMENT (1.22%)
 Sybron Dental Specialties /1/                                28,895              1,087,030
DISTRIBUTION-WHOLESALE (0.67%)
 United Stationers /1/                                        12,209                599,462
E-COMMERCE-PRODUCTS (0.35%)
 Provide Commerce /1/                                         14,379                310,443
E-MARKETING-INFORMATION (0.47%)
 Digital River /1/                                            13,073                415,068
E-SERVICES-CONSULTING (0.80%)
 Websense /1/                                                 14,781                710,227
ELECTRIC-INTEGRATED (0.59%)
 PNM Resources                                                18,301                527,252
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.48%)
 MEMC Electronics Materials /1/                               24,380                384,473
 Microsemi /1/                                                28,417                534,240
 OmniVision Technologies /1/                                  29,572                401,883
                                                                                  1,320,596
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (1.03%)
                                                                                $
 LeCroy /1/                                                   26,038                358,022
 Trimble Navigation /1/                                       14,342                558,908
                                                                                    916,930
ENTERTAINMENT SOFTWARE (0.82%)
 Activision /1/                                               44,466                734,578
FINANCE-CREDIT CARD (0.65%)
 Advanta                                                      20,519                577,815
FINANCE-INVESTMENT BANKER & BROKER (0.75%)
 GFI Group /1/                                                18,893                672,591
FOOD-MISCELLANEOUS/DIVERSIFIED (0.79%)
 Chiquita Brands International                                25,570                702,152
FOOD-WHOLESALE & DISTRIBUTION (1.06%)
 Nash Finch                                                   25,688                943,777
FOOTWEAR & RELATED APPAREL (0.98%)
 Wolverine World Wide                                         36,254                870,459
GAS-DISTRIBUTION (2.49%)
 Energen                                                      32,582              1,141,999
 UGI                                                          38,721              1,080,316
                                                                                  2,222,315
HOME FURNISHINGS (0.72%)
 Tempur-Pedic International /1/                               28,832                639,494
HOTELS & MOTELS (0.60%)
 Choice Hotels International                                   8,082                530,987
HUMAN RESOURCES (2.85%)
 Kenexa /1/                                                   46,842                618,314
 Korn/Ferry International /1/                                 36,613                649,881
 Labor Ready /1/                                              54,653              1,273,962
                                                                                  2,542,157
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.30%)
 Dolby Laboratories /1/                                       12,303                271,404
INTERNET SECURITY (0.92%)
 Internet Security Systems /1/                                20,378                413,469
 RSA Security /1/                                             35,362                405,956
                                                                                    819,425
INTERNET TELEPHONY (0.52%)
 j2 Global Communications /1/                                 13,512                465,353
INVESTMENT COMPANIES (0.87%)
 Apollo Investment                                            42,121                776,290
MACHINERY TOOLS & RELATED PRODUCTS (0.75%)
 Kennametal                                                   14,660                672,161
MACHINERY-CONSTRUCTION & MINING (0.76%)
 Terex /1/                                                    17,270                680,438
MACHINERY-GENERAL INDUSTRY (1.02%)
 Gardner Denver /1/                                           14,242                499,609
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (CONTINUED)
                                                                                $
 Idex                                                         10,670                411,969
                                                                                    911,578
MEDICAL INFORMATION SYSTEM (0.66%)
 Dendrite International /1/                                   42,545                587,121
MEDICAL INSTRUMENTS (0.77%)
 dj Orthopedics /1/                                           25,083                688,027
MEDICAL PRODUCTS (1.97%)
 INAMED /1/                                                    5,173                346,436
 PolyMedica                                                   17,060                608,359
 Syneron Medical /1/                                          20,574                752,803
 VNUS Medical Technologies /1/                                 4,404                 52,980
                                                                                  1,760,578
MEDICAL-BIOMEDICAL/GENE (0.43%)
 Lexicon Genetics /1/                                         78,120                385,913
MEDICAL-DRUGS (0.23%)
 Angiotech Pharmaceuticals /1/                                14,590                202,217
MEDICAL-HMO (2.03%)
 AMERIGROUP /1/                                               16,276                654,295
 Sierra Health Services /1/                                   16,194              1,157,223
                                                                                  1,811,518
MEDICAL-HOSPITALS (0.72%)
 LifePoint Hospitals /1/                                      12,736                643,423
MEDICAL-NURSING HOMES (1.00%)
 Kindred Healthcare /1/                                       22,584                894,552
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.89%)
 Amedisys /1/                                                 21,480                790,034
METAL PROCESSORS & FABRICATION (0.40%)
 Metals USA /1/                                               18,582                353,430
MISCELLANEOUS INVESTING (8.55%)
 American Campus Communities                                  33,208                753,158
 American Home Mortgage Investment                            16,479                576,106
 Brandywine Realty Trust                                      12,686                388,826
 Columbia Equity Trust /1/                                    44,126                677,334
 Entertainment Properties Trust                               14,469                665,574
 Gramercy Capital                                             27,860                681,456
 KKR Financial /1/                                            25,300                632,500
 Newcastle Investment                                         13,250                399,488
 Parkway Properties                                           13,807                690,488
 Ramco-Gershenson Properties                                  15,326                448,745
 Redwood Trust                                                12,679                654,236
 Strategic Hotel Capital                                      31,670                570,060
 Ventas                                                       16,136                487,307
                                                                                  7,625,278
MULTIMEDIA (0.50%)
 Journal Communications                                       26,665                447,972
NETWORKING PRODUCTS (0.65%)
 Anixter International /1/                                    15,591                579,517
OFFICE AUTOMATION & EQUIPMENT (0.38%)
 Global Imaging Systems /1/                                   10,556                336,314
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (1.40%)
                                                                                $
 Grey Wolf /1/                                                73,203                542,434
 Helmerich & Payne                                            15,047                706,005
                                                                                  1,248,439
OIL COMPANY-EXPLORATION & PRODUCTION (1.28%)
 Berry Petroleum                                              14,698                777,230
 Houston Exploration /1/                                       6,850                363,393
                                                                                  1,140,623
OIL FIELD MACHINERY & EQUIPMENT (1.07%)
 Lone Star Technologies /1/                                   21,070                958,685
OIL REFINING & MARKETING (0.87%)
 Frontier Oil                                                 26,532                778,714
PHYSICAL THERAPY & REHABILITATION CENTERS (0.89%)
 Psychiatric Solutions /1/                                    16,292                793,583
PHYSICIAN PRACTICE MANAGEMENT (0.68%)
 Pediatrix Medical Group /1/                                   8,204                603,322
POULTRY (0.88%)
 Gold Kist /1/                                                36,255                782,383
PRINTING-COMMERCIAL (0.68%)
 Consolidated Graphics /1/                                    14,886                606,902
PRIVATE CORRECTIONS (0.59%)
 GEO Group /1/                                                21,090                528,305
PROPERTY & CASUALTY INSURANCE (1.65%)
 Arch Capital Group /1/                                       17,894                806,125
 Stewart Information Services                                 15,764                662,088
                                                                                  1,468,213
PUBLICLY TRADED INVESTMENT FUND (1.49%)
 iShares Nasdaq Biotechnology Index
  Fund /1/                                                     9,289                630,723
 iShares Russell 2000 Index Fund                              11,000                698,060
                                                                                  1,328,783
RACETRACKS (0.79%)
 Penn National Gaming /1/                                     19,387                707,626
RECREATIONAL CENTERS (0.79%)
 Life Time Fitness /1/                                        21,395                701,970
REINSURANCE (0.78%)
 Max Re Capital                                               30,548                699,549
RENTAL-AUTO & EQUIPMENT (0.63%)
 Aaron Rents                                                  22,632                563,311
RESORTS & THEME PARKS (1.36%)
 Bluegreen /1/                                                42,710                743,581
 Vail Resorts /1/                                             16,866                473,935
                                                                                  1,217,516
RESPIRATORY PRODUCTS (1.18%)
 Respironics /1/                                              29,128              1,051,812
RETAIL-APPAREL & SHOE (1.66%)
 Genesco /1/                                                  19,125                709,346
 New York & Co. /1/                                           19,427                409,133
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                $
 Stein Mart                                                   16,516                363,352
                                                                                  1,481,831
RETAIL-LEISURE PRODUCTS (0.72%)
 MarineMax /1/                                                20,488                640,250
RETAIL-MUSIC STORE (0.58%)
 Guitar Center /1/                                             8,839                515,932
RETAIL-PAWN SHOPS (0.08%)
 Cash America International                                    3,617                 72,774
RETAIL-RESTAURANTS (0.62%)
 California Pizza Kitchen /1/                                 20,329                554,372
SAVINGS & LOANS-THRIFTS (0.37%)
 WSFS Financial                                                6,022                329,464
SCHOOLS (0.58%)
 Educate /1/                                                  36,609                518,017
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.74%)
 Integrated Device Technology /1/                             37,158                399,449
 SigmaTel /1/                                                 15,009                257,554
                                                                                    657,003
SEMICONDUCTOR EQUIPMENT (0.33%)
 ATMI /1/                                                     10,158                294,684
STEEL PIPE & TUBE (0.53%)
 NS Group /1/                                                 14,423                468,892
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.71%)
 Intermagnetics General /1/                                   20,542                631,872
TELECOMMUNICATION EQUIPMENT (1.14%)
 Comtech Telecommunications /1/                               31,262              1,020,079
THEATERS (0.54%)
 Carmike Cinemas                                              15,625                479,375
THERAPEUTICS (0.34%)
 Dyax /1/                                                     64,753                305,634
TRANSACTIONAL SOFTWARE (0.63%)
 Transaction Systems Architects /1/                           22,960                565,505
TRANSPORT-MARINE (1.03%)
 OMI                                                          22,313                424,170
 Overseas Shipholding Group                                    8,338                497,362
                                                                                    921,532
TRANSPORT-SERVICES (0.96%)
 HUB Group /1/                                                25,901                648,820
 Universal Truckload Services /1/                             12,039                203,339
                                                                                    852,159
TRANSPORT-TRUCK (1.49%)
 Marten Transport /1/                                         30,559                641,433
 Old Dominion Freight Line /1/                                20,375                546,661
 SCS Transportation /1/                                        7,997                142,347
                                                                                  1,330,441
                                                TOTAL COMMON STOCKS              87,899,374

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.09%)
FINANCE-INVESTMENT BANKER & BROKER (4.09%)
 Investment in Joint Trading Account;
  Citigroup Funding
                                                           $                    $
  3.40%; 07/01/05                                          3,650,308              3,650,308
                                             TOTAL COMMERCIAL PAPER               3,650,308
                                                                                -----------

                              TOTAL PORTFOLIO INVESTMENTS (102.65%)              91,549,682
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.65%)                                (2,359,529)
                                         TOTAL NET ASSETS (100.00%)             $89,190,153
                                                                                --------------

                                      203

See accompanying notes.

/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $20,480 or 0.02% of net assets.
/3 /Security is illiquid.
/4 /Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $20,480 or 0.02% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $14,041,698
Unrealized Depreciation                       (2,793,568)
                                             -----------
Net Unrealized Appreciation (Depreciation)    11,248,130
Cost for federal income tax purposes         $80,301,552


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                          Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
                                 $
 Financial                         22,327,721                   24.39%
 Consumer,
 Non-cyclical                      19,992,090                   21.84
 Industrial                        14,101,376                   15.40
 Consumer, Cyclical                12,548,389                   13.71
 Technology                         8,312,047                    9.08
 Communications                     5,192,853                    5.67
 Energy                             4,126,461                    4.51
 Utilities                          2,749,567                    3.00
 Funds                              1,328,783                    1.45
 Basic Materials                      870,395                    0.95
                 TOTAL            $91,549,682                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                   Shares

                                   Held                         Value

-------------------------------------------------------------------------------
COMMON STOCKS (98.41%)
AEROSPACE & DEFENSE EQUIPMENT (0.07%)
                                                             $
 BE Aerospace /1/                           2,900                 45,327
AIRLINES (0.21%)
 Pinnacle Airlines /1/                     15,300                131,427
APPAREL MANUFACTURERS (1.14%)
 Phillips-Van Heusen                       21,400                699,566
 Volcom /1/                                   200                  5,354
                                                                 704,920
APPLICATIONS SOFTWARE (2.39%)
 MRO Software /1/                           8,010                117,026
 Progress Software /1/                     29,700                895,455
 Verint Systems /1/                        14,600                469,536
                                                               1,482,017
ATHLETIC EQUIPMENT (0.92%)
 Nautilus                                  20,000                570,000
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.57%)
 American Axle & Manufacturing
  Holdings                                 14,000                353,780
BEVERAGES-NON-ALCOHOLIC (1.01%)
 Cott /1/                                  16,300                355,829
 Hansen Natural /1/                         3,200                271,104
                                                                 626,933
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.68%)
 Dycom Industries /1/                      21,200                419,972
BUILDING PRODUCTS-LIGHT FIXTURES (0.71%)
 Genlyte Group /1/                          9,000                438,660
BUILDING-RESIDENTIAL & COMMERCIAL (1.94%)
 Hovnanian Enterprises /1/                 10,000                652,000
 Technical Olympic USA                     22,800                553,584
                                                               1,205,584
CIRCUIT BOARDS (0.38%)
 TTM Technologies /1/                      30,600                232,866
COMMERCIAL BANKS (2.67%)
 Columbia Bancorp                           2,900                105,705
 Heartland Financial USA                    1,300                 25,389
 MB Financial                               4,400                175,252
 Mercantile Bank                            4,300                189,071
 Prosperity Bancshares                      3,400                 97,274
 Sun Bancorp. /1/                             277                  5,725
 Texas Capital Bancshares /1/               6,600                130,284
 UCBH Holdings                             46,240                750,938
 Yardville National Bancorp.                5,000                178,750
                                                               1,658,388
COMMERCIAL SERVICES (0.22%)
 Collectors Universe /1/                    7,881                138,075
COMMUNICATIONS SOFTWARE (0.44%)
 Avid Technology /1/                        5,100                271,728
COMPUTER AIDED DESIGN (0.13%)
 ANSYS /1/                                  2,300                 81,673
                                   Shares

                                   Held                         Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (4.49%)
                                                             $
 CACI International /1/                    14,870                939,189
 Cognizant Technology Solutions
  /1/                                      28,640              1,349,803
 FactSet Research Systems                  10,290                368,794
 Kanbay International /1/                   5,400                124,794
                                                               2,782,580
COMPUTERS-INTEGRATED SYSTEMS (1.43%)
 Micros Systems /1/                        14,000                626,500
 RadiSys /1/                               16,100                260,015
                                                                 886,515
COMPUTERS-MEMORY DEVICES (0.23%)
 Dot Hill Systems /1/                      27,400                143,576
COMPUTERS-PERIPHERAL EQUIPMENT (0.20%)
 Mobility Electronics /1/                  13,600                124,440
CONSULTING SERVICES (1.63%)
 CRA International /1/                     12,200                656,970
 DiamondCluster International /1/          21,900                247,470
 Navigant Consulting /1/                    5,900                104,194
                                                               1,008,634
CONSUMER PRODUCTS-MISCELLANEOUS (0.99%)
 Central Garden & Pet /1/                  12,500                614,000
DATA PROCESSING & MANAGEMENT (0.64%)
 Fair, Isaac                                9,600                350,400
 Infocrossing /1/                           3,700                 46,139
                                                                 396,539
DIAGNOSTIC EQUIPMENT (1.30%)
 Gen-Probe /1/                              6,400                231,872
 Immucor /1/                               14,100                408,195
 NEUROMetrix /1/                            8,300                166,249
                                                                 806,316
DISTRIBUTION-WHOLESALE (0.97%)
 Aviall /1/                                 1,100                 34,749
 Beacon Roofing Supply /1/                  7,600                199,880
 WESCO International /1/                   11,700                367,146
                                                                 601,775
DIVERSIFIED MANUFACTURING OPERATIONS (2.03%)
 ESCO Technologies /1/                     11,300              1,139,040
 Jacuzzi Brands /1/                        11,200                120,176
                                                               1,259,216
DRUG DELIVERY SYSTEMS (0.38%)
 Noven Pharmaceuticals /1/                  2,200                 38,456
 Penwest Pharmaceuticals /1/               16,500                195,030
                                                                 233,486
E-COMMERCE-PRODUCTS (0.12%)
 1-800-flowers.com /1/                        547                  3,851
 NutriSystem /1/                            4,900                 72,324
                                                                  76,175
E-MARKETING-INFORMATION (0.07%)
 24/7 Real Media /1/                       11,000                 44,990
E-SERVICES-CONSULTING (0.31%)
 Niku /1/                                   9,200                190,716
                                   Shares

                                   Held                         Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.32%)
                                                             $
 Benchmark Electronics /1/                 26,850                816,777
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.00%)
 Cree /1/                                   6,000                152,820
 Microsemi /1/                             36,100                678,680
 Silicon Image /1/                         40,100                411,426
                                                               1,242,926
ELECTRONIC DESIGN AUTOMATION (0.19%)
 Ansoft /1/                                 3,700                 89,392
 Magma Design Automation /1/                3,300                 27,588
                                                                 116,980
ELECTRONIC MEASUREMENT INSTRUMENTS (0.09%)
 Keithley Instruments                       3,500                 53,935
ELECTRONIC SECURITY DEVICES (0.26%)
 American Science & Engineering
  /1/                                       3,700                164,132
ELECTRONICS-MILITARY (0.98%)
 Engineered Support Systems                17,018                609,755
ENERGY-ALTERNATE SOURCES (0.09%)
 KFx /1/                                    4,100                 58,589
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.36%)
 EMCOR Group /1/                            4,600                224,940
ENTERPRISE SOFTWARE & SERVICE (0.38%)
 Opnet Technologies /1/                    11,600                 93,960
 Ultimate Software Group /1/                8,700                142,680
                                                                 236,640
ENTERTAINMENT SOFTWARE (0.62%)
 THQ /1/                                   13,070                382,559
FIDUCIARY BANKS (1.10%)
 Investors Financial Services /1/          18,100                684,542
FOOD-WHOLESALE & DISTRIBUTION (0.51%)
 Performance Food Group /1/                10,500                317,205
HOME FURNISHINGS (0.51%)
 Tempur-Pedic International /1/            14,200                314,956
HOTELS & MOTELS (0.75%)
 La Quinta /1/                             30,100                280,833
 Orient-Express Hotels                      5,800                183,686
                                                                 464,519
HUMAN RESOURCES (1.47%)
 Gevity HR                                    350                  7,011
 Korn/Ferry International /1/              10,200                181,050
 Labor Ready /1/                           31,000                722,610
                                                                 910,671
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.14%)
 Dolby Laboratories /1/                     3,800                 83,828
INDUSTRIAL AUTOMATION & ROBOTS (0.79%)
 Cognex                                    18,700                489,753
INDUSTRIAL GASES (0.62%)
 Airgas                                    15,500                382,385
                                   Shares

                                   Held                         Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (0.22%)
                                                             $
 Photon Dynamics /1/                        6,700                138,087
INTERNET CONNECTIVE SERVICES (0.24%)
 Redback Networks /1/                      23,500                149,930
INTERNET CONTENT-INFORMATION & NEWS (0.43%)
 InfoSpace /1/                              1,300                 42,809
 iVillage /1/                              37,200                222,456
                                                                 265,265
INTERNET INFRASTRUCTURE EQUIPMENT (0.25%)
 Avocent /1/                                6,000                156,840
INTERNET INFRASTRUCTURE SOFTWARE (0.17%)
 Opsware /1/                               20,600                105,472
INTERNET SECURITY (0.91%)
 RSA Security /1/                          22,500                258,300
 Secure Computing /1/                      28,200                306,816
                                                                 565,116
INTERNET TELEPHONY (0.07%)
 j2 Global Communications /1/               1,300                 44,772
LASERS-SYSTEMS & COMPONENTS (0.50%)
 Ii-Vi /1/                                 16,821                309,338
MACHINERY TOOLS & RELATED PRODUCTS (0.21%)
 Kennametal                                 2,800                128,380
MACHINERY-CONSTRUCTION & MINING (0.57%)
 JLG Industries                            12,900                354,492
MACHINERY-GENERAL INDUSTRY (0.97%)
 Middleby                                   5,800                306,588
 Wabtec                                    13,600                292,128
                                                                 598,716
MEDICAL INSTRUMENTS (1.48%)
 Advanced Neuromodulation Systems
  /1/                                      10,500                416,640
 ArthroCare /1/                            14,300                499,642
                                                                 916,282
MEDICAL LABORATORY & TESTING SERVICE (0.29%)
 LabOne /1/                                 4,500                179,145
MEDICAL PRODUCTS (1.45%)
 INAMED /1/                                12,850                860,565
 ThermoGenesis /1/                          8,200                 35,670
                                                                 896,235
MEDICAL-BIOMEDICAL/GENE (2.50%)
 Affymetrix /1/                             5,700                307,401
 Charles River Laboratories
  International /1/                         4,772                230,249
 Illumina /1/                              10,700                129,149
 Incyte Genomics /1/                       26,400                188,760
 LifeCell /1/                               3,300                 52,173
 Protein Design Labs /1/                   13,100                264,751
 Telik /1/                                 22,900                372,354
 Vasogen /1/                                1,450                  7,120
                                                               1,551,957
                                   Shares

                                   Held                         Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (1.40%)
                                                             $
 First Horizon Pharmaceutical /1/          23,700                451,248
 KV Pharmaceutical /1/                        200                  3,350
 Prestige Brands Holdings /1/              11,700                228,150
 Salix Pharmaceuticals /1/                  8,500                150,110
 Vaxgen /1/                                 3,100                 33,325
                                                                 866,183
MEDICAL-GENERIC DRUGS (0.36%)
 Taro Pharmaceuticals Industries
  /1/                                       7,600                220,932
MEDICAL-HMO (0.13%)
 Centene /1/                                2,400                 80,592
MEDICAL-HOSPITALS (1.88%)
 Horizon Health /1/                         8,000                187,120
 LifePoint Hospitals /1/                    2,900                146,508
 Symbion /1/                                7,700                183,645
 United Surgical Partners
  International /1/                        12,500                651,000
                                                               1,168,273
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.12%)
 NovaMed /1/                               12,736                 77,308
MISCELLANEOUS INVESTING (3.21%)
 American Financial Realty Trust            5,400                 83,052
 BioMed Realty Trust                       12,000                286,200
 Entertainment Properties Trust             7,700                354,200
 Mills                                      9,800                595,742
 Ventas                                    22,200                670,440
                                                               1,989,634
MISCELLANEOUS MANUFACTURERS (0.43%)
 Applied Films /1/                         10,539                269,798
MOTION PICTURES & SERVICES (0.35%)
 Lions Gate Entertainment /1/              20,900                214,434
NETWORKING PRODUCTS (1.07%)
 Atheros Communications /1/                 4,200                 33,852
 Foundry Networks /1/                      21,900                188,997
 Ixia /1/                                  16,700                324,648
 NETGEAR /1/                                6,300                117,180
                                                                 664,677
OFFICE AUTOMATION & EQUIPMENT (0.44%)
 Global Imaging Systems /1/                 8,600                273,996
OIL & GAS DRILLING (1.39%)
 Grey Wolf /1/                             23,300                172,653
 Patterson-UTI Energy                      19,600                545,468
 Pioneer Drilling /1/                       9,300                141,918
                                                                 860,039
OIL COMPANY-EXPLORATION & PRODUCTION (2.54%)
 Carrizo Oil & Gas /1/                      1,340                 22,860
 Quicksilver Resources /1/                 24,300              1,553,499
                                                               1,576,359
OIL-FIELD SERVICES (1.89%)
 Cal Dive International /1/                 5,000                261,850
 Hornbeck Offshore Services /1/             3,300                 89,397
 Superior Energy Services /1/               7,600                135,280
                                   Shares

                                   Held                         Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                             $
 Tetra Technologies /1/                    21,450                683,183
                                                               1,169,710
PATIENT MONITORING EQUIPMENT (0.59%)
 Aspect Medical Systems /1/                12,300                365,802
PHYSICAL THERAPY & REHABILITATION CENTERS (1.66%)
 Psychiatric Solutions /1/                 21,100              1,027,781
PHYSICIAN PRACTICE MANAGEMENT (1.75%)
 Pediatrix Medical Group /1/               14,730              1,083,244
PROPERTY & CASUALTY INSURANCE (0.96%)
 Philadelphia Consolidated
  Holding /1/                               3,120                264,451
 Selective Insurance Group                  4,900                242,795
 United America Indemnity /1/               5,300                 91,107
                                                                 598,353
PUBLICLY TRADED INVESTMENT FUND (1.27%)
 iShares Russell 2000 Index Fund           12,400                786,904
RACETRACKS (0.38%)
 Speedway Motorsports                       6,400                233,984
RENTAL-AUTO & EQUIPMENT (0.50%)
 Aaron Rents                               12,400                308,636
RESPIRATORY PRODUCTS (0.92%)
 ResMed /1/                                 8,622                568,966
RETAIL-APPAREL & SHOE (2.77%)
 Aeropostale /1/                           20,150                677,040
 American Eagle Outfitters                    100                  3,065
 Chico's FAS /1/                           25,800                884,424
 DSW /1/                                    6,100                152,195
                                                               1,716,724
RETAIL-COMPUTER EQUIPMENT (1.34%)
 Electronics Boutique Holdings
  /1/                                      13,068                829,687
RETAIL-LEISURE PRODUCTS (0.02%)
 MarineMax /1/                                300                  9,375
RETAIL-MAIL ORDER (0.22%)
 Celebrate Express /1/                      4,104                 55,568
 Collegiate Pacific                         7,700                 79,310
                                                                 134,878
RETAIL-MUSIC STORE (1.39%)
 Guitar Center /1/                         14,800                863,876
RETAIL-PET FOOD & SUPPLIES (0.84%)
 PETCO Animal Supplies /1/                 17,800                521,896
RETAIL-RESTAURANTS (2.40%)
 California Pizza Kitchen /1/              15,900                433,593
 Checkers Drive-In Restaurant /1/           6,500                 88,530
 CKE Restaurants /1/                       37,300                519,216
 Panera Bread /1/                           4,450                276,278
 Red Robin Gourmet Burgers /1/                100                  6,198
 Sonic /1/                                  5,400                164,862
                                                               1,488,677
                                   Shares

                                   Held                         Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-SPORTING GOODS (0.62%)
                                                             $
 Hibbett Sporting Goods /1/                10,200                385,968
SAVINGS & LOANS-THRIFTS (1.16%)
 BankUnited Financial                      11,900                321,776
 Commercial Capital Bancorp.               11,400                190,494
 Harbor Florida Bancshares                  5,500                205,920
                                                                 718,190
SCHOOLS (0.09%)
 Education Management /1/                   1,600                 53,968
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.40%)
 Exar /1/                                  18,970                282,463
 Micrel /1/                                 7,700                 88,704
 Power Integrations /1/                    14,800                319,236
 Standard Microsystems /1/                  7,600                177,688
                                                                 868,091
SEMICONDUCTOR EQUIPMENT (2.19%)
 August Technology /1/                     14,000                163,100
 Brooks Automation /1/                      1,400                 20,790
 Credence Systems /1/                      19,000                171,950
 Photronics /1/                            18,100                422,454
 Rudolph Technologies /1/                  11,800                169,094
 Semitool /1/                              20,800                198,432
 Varian Semiconductor Equipment
  Associates /1/                            5,800                214,600
                                                               1,360,420
STEEL PRODUCERS (0.48%)
 Steel Dynamics                            11,300                296,625
STEEL-SPECIALTY (0.28%)
 Allegheny Technologies                     7,900                174,274
TELECOMMUNICATION EQUIPMENT (0.24%)
 Arris Group /1/                           12,700                110,617
 Tut Systems /1/                           12,850                 38,293
                                                                 148,910
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.14%)
 C-COR.net /1/                             13,000                 89,050
 Harmonic /1/                                 100                    483
                                                                  89,533
TELECOMMUNICATION SERVICES (0.40%)
 NeuStar /1/                                9,700                248,320
TEXTILE-PRODUCTS (0.15%)
 Dixie Group /1/                            5,300                 93,333
THERAPEUTICS (1.94%)
 Amylin Pharmaceuticals /1/                 7,600                159,068
 Bioenvision /1/                           16,500                120,120
 Isis Pharmaceuticals /1/                  20,700                 80,937
 Medicines /1/                             19,700                460,783
 Neurocrine Biosciences /1/                 6,297                264,852
 NPS Pharmaceuticals /1/                   10,300                116,905
                                                               1,202,665
TOYS (0.49%)
 Marvel Enterprises /1/                    15,300                301,716
                                   Shares

                                   Held                         Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-AIR FREIGHT (0.62%)
                                                             $
 EGL /1/                                   19,000                386,080
TRANSPORT-RAIL (0.11%)
 Genesee & Wyoming /1/                      2,500                 68,025
TRANSPORT-SERVICES (1.52%)
 HUB Group /1/                             19,200                480,960
 UTI Worldwide                              6,600                459,492
                                                                 940,452
TRANSPORT-TRUCK (1.97%)
 Celadon Group /1/                          7,013                119,501
 Forward Air                               11,381                321,741
 Landstar System /1/                       20,200                608,424
 Old Dominion Freight Line /1/              6,300                169,029
                                                               1,218,695
VETERINARY DIAGNOSTICS (1.51%)
 VCA Antech /1/                            38,600                936,050
WIRELESS EQUIPMENT (0.17%)
 InterDigital Communications /1/              100                  1,750
 Viasat /1/                                 5,200                105,716
                                                                 107,466
                             TOTAL COMMON STOCKS              61,014,926
                                                             -----------

            TOTAL PORTFOLIO INVESTMENTS (98.41%)              61,014,926
CASH AND RECEIVABLES,
 NET OF LIABILITIES
 (1.59%)                                                         983,577
                      TOTAL NET ASSETS (100.00%)             $61,998,503
                                                             -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $13,662,099
Unrealized Depreciation                       (2,868,216)
                                             -----------
Net Unrealized Appreciation (Depreciation)    10,793,883
Cost for federal income tax purposes         $50,221,043


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                          Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,                       $
 Non-cyclical                      16,159,337                   26.48%
 Consumer, Cyclical                11,141,510                   18.26
 Technology                        10,800,610                   17.70
 Industrial                         9,251,225                   15.16
 Financial                          5,649,107                    9.26
 Energy                             3,664,697                    6.01
 Communications                     2,708,252                    4.44
 Basic Materials                      853,284                    1.40
 Funds                                786,904                    1.29
                 TOTAL            $61,014,926                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (96.59%)
                                                                                            -----
ADVERTISING SERVICES (0.16%)
                                                                              $
 R.H. Donnelley /1/                                          3,000                 185,940
AEROSPACE & DEFENSE (0.25%)
 Esterline Technologies /1/                                  7,400                 296,592
AEROSPACE & DEFENSE EQUIPMENT (1.50%)
 AAR /1/                                                     6,300                  98,973
 Curtiss-Wright                                              6,400                 345,280
 DRS Technologies                                            4,000                 205,120
 HEICO                                                       3,900                  91,299
 Kaman                                                      13,100                 236,324
 Moog /1/                                                   16,450                 518,010
 Orbital Sciences /1/                                        7,700                  76,230
 Triumph Group /1/                                           5,600                 194,656
                                                                                 1,765,892
AIRLINES (0.68%)
 Alaska Air Group /1/                                        3,700                 110,075
 Continental Airlines /1/                                    8,500                 112,880
 ExpressJet Holdings /1/                                    24,500                 208,495
 Skywest                                                    19,900                 361,782
                                                                                   793,232
APPAREL MANUFACTURERS (0.47%)
 Kellwood                                                    8,900                 239,410
 Quiksilver /1/                                             12,800                 204,544
 Russell                                                     5,300                 108,385
                                                                                   552,339
APPLIANCES (0.02%)
 Applica /1/                                                 5,900                  19,057
APPLICATIONS SOFTWARE (0.15%)
 Progress Software /1/                                       5,800                 174,870
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.64%)
 Hayes Lemmerz International /1/                            13,100                  93,272
 Keystone Automotive Industries /1/                          3,000                  74,190
 Superior Industries International                           3,900                  92,430
 Tenneco Automotive /1/                                     25,500                 424,320
 Visteon                                                    11,300                  68,139
                                                                                   752,351
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.14%)
 Aftermarket Technology /1/                                  9,100                 158,613
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/                                      800                  15,904
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.41%)
 NCI Building Systems /1/                                    6,300                 206,640
 USG /1/                                                     6,600                 280,500
                                                                                   487,140
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.02%)
 Dycom Industries /1/                                          900                  17,829
BUILDING PRODUCTS-AIR & HEATING (0.49%)
 Lennox International                                       17,500                 370,475
 York International                                          5,400                 205,200
                                                                                   575,675
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.56%)
                                                                              $
 Eagle Materials                                             3,100                 287,029
 Texas Industries                                            6,500                 365,495
                                                                                   652,524
BUILDING PRODUCTS-DOORS & WINDOWS (0.13%)
 Apogee Enterprises                                          9,700                 149,089
BUILDING PRODUCTS-LIGHT FIXTURES (0.10%)
 Genlyte Group /1/                                           2,300                 112,102
BUILDING PRODUCTS-WOOD (0.46%)
 Universal Forest Products                                  13,100                 542,995
BUILDING-HEAVY CONSTRUCTION (0.28%)
 Washington Group International /1/                          6,400                 327,168
BUILDING-RESIDENTIAL & COMMERCIAL (1.19%)
 Beazer Homes                                                2,200                 125,730
 Levitt                                                      5,875                 175,780
 Meritage /1/                                                3,800                 302,100
 Technical Olympic USA                                      13,800                 335,064
 WCI Communities /1/                                        14,500                 464,435
                                                                                 1,403,109
CABLE TV (0.44%)
 Charter Communications /1/                                 55,900                  65,962
 Insight Communications /1/                                 10,600                 117,130
 LodgeNet Entertainment /1/                                 15,600                 258,804
 Mediacom Communications /1/                                10,600                  72,822
                                                                                   514,718
CASINO HOTELS (0.23%)
 Ameristar Casinos                                           5,200                 135,668
 Aztar /1/                                                   3,900                 133,575
                                                                                   269,243
CELLULAR TELECOMMUNICATIONS (0.12%)
 Centennial Communications /1/                               2,966                  41,168
 Dobson Communications /1/                                  23,600                 100,536
                                                                                   141,704
CHEMICALS-DIVERSIFIED (0.93%)
 FMC /1/                                                    14,200                 797,188
 Georgia Gulf                                                9,400                 291,870
                                                                                 1,089,058
CHEMICALS-FIBERS (0.12%)
 Wellman                                                    14,300                 145,717
CHEMICALS-PLASTICS (0.35%)
 PolyOne /1/                                                61,300                 405,806
CHEMICALS-SPECIALTY (1.29%)
 Cytec Industries                                            1,100                  43,780
 H.B. Fuller                                                11,200                 381,472
 Hercules /1/                                               27,600                 390,540
 Minerals Technologies                                       4,200                 258,720
 NewMarket /1/                                               8,100                 119,799
 Terra Industries /1/                                       11,100                  75,591
 Valhi                                                       3,900                  68,250
 W.R. Grace /1/                                             22,600                 176,054
                                                                                 1,514,206
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.02%)
                                                                              $
 TTM Technologies /1/                                        3,500                  26,635
COATINGS & PAINT (0.00%)
 Kronos Worldwide                                              172                   5,193
COLLECTIBLES (0.23%)
 Department 56 /1/                                           2,000                  20,500
 RC2 /1/                                                     6,600                 247,962
                                                                                   268,462
COMMERCIAL BANKS (10.44%)
 ABC Bancorp                                                 3,440                  62,195
 AMCORE Financial                                            4,100                 122,508
 Amegy Bancorp.                                             14,700                 328,986
 AmericanWest Bancorp. /1/                                   2,300                  45,885
 BancFirst                                                   1,200                 104,388
 Bank of the Ozarks                                          2,600                  85,384
 Banner                                                      1,900                  53,219
 Capital Corp of the West                                    1,900                  52,725
 Capitol Bancorp.                                            4,000                 134,440
 Cathay General Bancorp                                      3,900                 131,469
 Central Pacific Financial                                   5,600                 199,360
 Chemical Financial                                          9,693                 320,935
 City Holding                                                2,000                  73,040
 Colonial BancGroup                                         14,800                 326,488
 Columbia Banking Systems                                    2,657                  65,415
 Community Bank System                                      12,800                 312,192
 Community Trust Bancorp                                     3,463                 113,309
 Corus Bankshares                                           14,200                 787,958
 Cullen/Frost Bankers                                        8,000                 381,200
 EuroBancshares /1/                                          7,700                 123,585
 Financial Institutions                                        300                   5,406
 First Bancorp.                                              4,800                 192,720
 First Citizens BancShares                                   1,019                 147,296
 First Oak Brook Bancshares                                  1,350                  38,097
 First Republic Bank                                         9,350                 330,336
 Fremont General                                            11,400                 277,362
 Gold Banc                                                  23,800                 346,290
 Great Southern Bancorp                                      2,900                  90,741
 Greater Bay Bancorp                                        11,400                 300,618
 Hanmi Financial                                            39,600                 661,320
 IBERIABANK                                                  9,500                 585,295
 Independent Bank                                           11,300                 318,773
 Independent Bank                                           11,100                 315,684
 Irwin Financial                                            13,000                 288,470
 Lakeland Financial                                            300                  12,204
 MainSource Financial Group                                  1,692                  30,608
 MB Financial                                                2,450                  97,584
 MBT Financial                                               2,800                  53,900
 Mercantile Bank                                             3,870                 170,164
 Mid-State Bancshares                                        7,600                 211,052
 Nara Bancorp.                                                 700                  10,276
 Old Second Bancorp                                            532                  15,476
 Oriental Financial Group                                    8,070                 123,148
 Pacific Capital Bancorp.                                    1,367                  50,688
 Peoples Bancorp.                                            1,365                  36,514
 Prosperity Bancshares                                       5,000                 143,050
 Provident Bankshares                                       10,600                 338,246
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 R&G Financial                                              12,550                 222,010
 Republic Bancorp.                                           1,212                  26,313
 Republic Bancorp.                                          30,400                 455,392
 Royal Bancshares of Pennsylvania                            1,178                  27,978
 SCBT Financial                                              1,050                  33,233
 Security Bank                                               1,300                  29,770
 Simmons First National                                      3,400                  92,174
 Southside Bancshares                                        3,460                  70,930
 Southwest Bancorp.                                          2,400                  49,152
 State Financial Services                                    4,200                 169,092
 Sterling Bancshares                                         3,100                  48,236
 Summit Bancshares                                           6,600                 114,180
 Sun Bancorp. /1/                                            1,963                  40,575
 SVB Financial Group /1/                                     3,900                 186,810
 Taylor Capital Group                                        4,100                 160,925
 Texas Regional Bancshares                                   8,700                 265,176
 Trico Bancshares                                            2,900                  64,786
 Umpqua Holdings                                             5,921                 139,380
 United Bankshares                                           9,200                 327,612
 W Holding                                                  21,492                 219,648
 West Coast Bancorp                                         19,200                 468,672
 Western Sierra Bancorp. /1/                                 1,200                  40,620
                                                                                12,268,663
COMMERCIAL SERVICE-FINANCE (0.13%)
 Century Business Services /1/                              12,000                  48,600
 Dollar Financial /1/                                        3,700                  39,257
 NCO Group /1/                                               2,800                  60,564
                                                                                   148,421
COMMERCIAL SERVICES (0.30%)
 Arbitron                                                    1,300                  55,770
 Magellan Health Services /1/                                2,900                 102,399
 StarTek                                                     1,800                  29,556
 TeleTech Holdings /1/                                      15,600                 127,140
 Vertrue /1/                                                   900                  35,064
                                                                                   349,929
COMMUNICATIONS SOFTWARE (0.15%)
 Inter-Tel                                                   9,400                 174,934
COMPUTER AIDED DESIGN (0.19%)
 Parametric Technology /1/                                  34,500                 220,110
COMPUTER SERVICES (0.64%)
 BISYS Group /1/                                             8,100                 121,014
 CACI International /1/                                      1,600                 101,056
 CIBER /1/                                                  13,500                 107,730
 Covansys /1/                                                4,000                  51,400
 Perot Systems /1/                                          17,300                 246,006
 Sykes Enterprises /1/                                       7,200                  68,256
 Tyler Technologies /1/                                      8,100                  61,236
                                                                                   756,698
COMPUTERS (0.26%)
 Gateway /1/                                                17,500                  57,750
 palmOne /1/                                                 8,390                 249,770
                                                                                   307,520
COMPUTERS-INTEGRATED SYSTEMS (0.69%)
 Agilysys                                                   13,500                 211,950
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                              $
 Brocade Communications Systems /1/                         54,200                 210,296
 Intergraph /1/                                              2,100                  72,366
 McData /1/                                                 23,100                  92,400
 MTS Systems                                                 3,700                 124,246
 RadiSys /1/                                                 4,000                  64,600
 Silicon Graphics /1/                                       45,900                  32,589
                                                                                   808,447
COMPUTERS-MEMORY DEVICES (0.60%)
 Hutchison Technology /1/                                    8,300                 319,633
 Imation                                                     3,400                 131,886
 Komag /1/                                                   4,500                 127,665
 Quantum /1/                                                31,200                  92,664
 Silicon Storage Technology /1/                              7,000                  28,210
                                                                                   700,058
COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
 Electronics for Imaging /1/                                 5,500                 115,720
COMPUTERS-VOICE RECOGNITION (0.06%)
 Talx                                                        2,600                  75,166
CONSULTING SERVICES (0.35%)
 BearingPoint /1/                                           15,900                 116,547
 Clark                                                       3,600                  51,588
 CRA International /1/                                       1,200                  64,620
 Gartner /1/                                                12,600                 133,812
 Maximus                                                     1,200                  42,348
                                                                                   408,915
CONSUMER PRODUCTS-MISCELLANEOUS (0.79%)
 American Greetings                                          8,800                 233,200
 CSS Industries                                              1,341                  45,379
 Spectrum Brands /1/                                        10,000                 330,000
 Tupperware                                                 11,700                 273,429
 Water Pik Technologies /1/                                  2,700                  51,435
                                                                                   933,443
CONTAINERS-METAL & GLASS (1.05%)
 Crown Holdings /1/                                         16,900                 240,487
 Greif Brothers                                              6,400                 391,040
 Silgan Holdings                                            10,800                 607,392
                                                                                 1,238,919
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA                                                     2,300                  26,910
DECISION SUPPORT SOFTWARE (0.05%)
 NetIQ /1/                                                   4,800                  54,480
DIAGNOSTIC EQUIPMENT (0.17%)
 NEUROMetrix /1/                                             9,800                 196,294
DISTRIBUTION-WHOLESALE (1.10%)
 Aviall /1/                                                 15,100                 477,009
 Bell Microproducts /1/                                      1,400                  13,160
 Brightpoint /1/                                             4,000                  88,760
 Building Material Holding                                   3,100                 214,799
 United Stationers /1/                                       7,600                 373,160
 Watsco                                                      2,900                 123,540
                                                                                 1,290,428
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (1.49%)
                                                                              $
 A.O. Smith                                                  8,200                 219,022
 Actuant /1/                                                 3,200                 153,408
 Acuity Brands                                              10,500                 269,745
 Ameron International                                        2,900                 108,460
 Barnes Group                                               12,400                 410,440
 ESCO Technologies /1/                                       2,100                 211,680
 Griffon /1/                                                 7,410                 164,502
 Jacuzzi Brands /1/                                         20,300                 217,819
                                                                                 1,755,076
DIVERSIFIED OPERATIONS (0.37%)
 Walter Industries                                          10,700                 430,140
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.08%)
 Viad                                                        1,600                  45,344
 Volt Information Sciences /1/                               2,200                  52,206
                                                                                    97,550
E-COMMERCE-SERVICES (0.05%)
 Homestore.com /1/                                          30,600                  62,118
E-MARKETING-INFORMATION (0.11%)
 aQuantive /1/                                               6,500                 115,180
 E.piphany /1/                                               4,200                  14,616
                                                                                   129,796
ELECTRIC-INTEGRATED (3.07%)
 Avista                                                      6,400                 118,976
 Black Hills                                                 6,700                 246,895
 CH Energy Group                                             4,100                 199,383
 Cleco                                                       8,800                 189,816
 CMS Energy /1/                                              2,200                  33,132
 El Paso Electric /1/                                       20,000                 409,000
 Idacorp                                                     6,300                 192,969
 PNM Resources                                              19,750                 568,997
 Sierra Pacific Resources /1/                               66,300                 825,435
 UIL Holdings                                                1,300                  69,953
 UniSource Energy                                           24,400                 750,300
                                                                                 3,604,856
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.54%)
 Bel Fuse                                                    4,000                 122,240
 Benchmark Electronics /1/                                   8,600                 261,612
 CTS                                                        13,400                 164,686
 Stoneridge /1/                                              3,100                  20,460
 Sypris Solutions                                            5,000                  61,850
                                                                                   630,848
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.69%)
 Actel /1/                                                   7,000                  97,300
 AMIS Holdings /1/                                           5,200                  69,368
 Amkor Technology /1/                                        6,800                  30,600
 Applied Micro Circuits /1/                                 36,600                  93,696
 DSP Group /1/                                               5,000                 119,350
 Fairchild Semiconductor International /1/                   9,300                 137,175
 Integrated Silicon Solution /1/                             6,800                  50,388
 Lattice Semiconductor /1/                                  13,500                  59,940
 ON Semiconductor /1/                                       14,200                  65,320
 Skyworks Solutions /1/                                     11,800                  86,966
                                                                                   810,103
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC DESIGN AUTOMATION (0.01%)
                                                                              $
 Magma Design Automation /1/                                 1,200                  10,032
ELECTRONIC MEASUREMENT INSTRUMENTS (0.23%)
 Analogic                                                    4,600                 231,472
 Trimble Navigation /1/                                      1,000                  38,970
                                                                                   270,442
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.22%)
 EMCOR Group /1/                                             1,400                  68,460
 URS /1/                                                     5,000                 186,750
                                                                                   255,210
ENTERPRISE SOFTWARE & SERVICE (0.12%)
 Hyperion Solutions /1/                                        100                   4,024
 ManTech International /1/                                   3,800                 117,952
 SYNNEX /1/                                                  1,000                  17,510
                                                                                   139,486
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                              1,000                  13,530
ENVIRONMENTAL MONITORING & DETECTION (0.20%)
 Mine Safety Appliances                                      5,000                 231,000
FINANCE-AUTO LOANS (0.02%)
 Credit Acceptance /1/                                       1,700                  25,313
FINANCE-CONSUMER LOANS (0.40%)
 World Acceptance /1/                                       15,500                 465,775
FINANCE-CREDIT CARD (0.60%)
 Advanta                                                     8,700                 244,992
 CompuCredit /1/                                             7,500                 257,100
 Metris /1/                                                 14,200                 205,332
                                                                                   707,424
FINANCE-INVESTMENT BANKER & BROKER (0.32%)
 Greenhill                                                     400                  16,204
 Investment Technology Group /1/                             6,400                 134,528
 Knight Capital Group /1/                                   14,400                 109,728
 LaBranche /1/                                               6,700                  42,210
 Piper Jaffray /1/                                           2,500                  76,075
                                                                                   378,745
FINANCE-LEASING COMPANY (0.16%)
 Financial Federal                                           4,800                 185,472
FINANCE-MORTGAGE LOAN/BANKER (0.35%)
 Accredited Home Lenders Holding /1/                         5,500                 242,000
 Doral Financial                                            10,500                 173,670
                                                                                   415,670
FOOD-BAKING (0.12%)
 Flowers Foods                                               3,950                 139,672
FOOD-MISCELLANEOUS/DIVERSIFIED (0.95%)
 Chiquita Brands International                              25,200                 691,992
 Corn Products International                                 8,500                 201,960
 J & J Snack Foods                                           1,200                  62,820
 Ralcorp Holdings                                            3,500                 144,025
 Sensient Technologies                                         800                  16,488
                                                                                 1,117,285
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.20%)
                                                                              $
 Great Atlantic & Pacific Tea /1/                            5,700                 165,642
 Pathmark Stores /1/                                         7,600                  66,576
                                                                                   232,218
FOOD-WHOLESALE & DISTRIBUTION (0.07%)
 Nash Finch                                                  2,300                  84,502
FUNERAL SERVICE & RELATED ITEMS (0.33%)
 Alderwoods Group /1/                                        6,900                  99,153
 Stewart Enterprises                                        44,400                 290,376
                                                                                   389,529
GARDEN PRODUCTS (0.39%)
 Toro                                                       12,000                 463,320
GAS-DISTRIBUTION (2.83%)
 Atmos Energy                                                6,600                 190,080
 Energen                                                    12,900                 452,145
 New Jersey Resources                                       16,700                 805,775
 Nicor                                                       1,100                  45,287
 Northwest Natural                                           6,800                 260,032
 South Jersey Industries                                     9,600                 586,752
 Southern Union /1/                                         18,765                 460,681
 Southwest Gas                                              20,500                 522,955
                                                                                 3,323,707
HOME FURNISHINGS (0.19%)
 Furniture Brands International                              2,600                  56,186
 Kimball International                                       7,900                 104,280
 La-Z-Boy                                                    4,000                  58,280
                                                                                   218,746
HOSPITAL BEDS & EQUIPMENT (0.03%)
 Invacare                                                      700                  31,052
HOTELS & MOTELS (0.22%)
 LaSalle Hotel Properties                                    7,900                 259,199
HUMAN RESOURCES (0.11%)
 Spherion /1/                                               19,800                 130,680
IDENTIFICATION SYSTEM-DEVELOPMENT (0.12%)
 Checkpoint Systems /1/                                      6,600                 116,820
 Paxar /1/                                                   1,100                  19,525
                                                                                   136,345
INSTRUMENTS-CONTROLS (0.16%)
 Watts Industries                                            5,700                 190,893
INTERNET CONNECTIVE SERVICES (0.03%)
 Redback Networks /1/                                        5,900                  37,642
INTERNET CONTENT-INFORMATION & NEWS (0.12%)
 InfoSpace /1/                                               2,100                  69,153
 ProQuest /1/                                                2,100                  68,859
                                                                                   138,012
INTERNET FINANCIAL SERVICES (0.01%)
 eSpeed /1/                                                    900                   8,019
INTERNET INCUBATORS (0.00%)
 Safeguard Scientifics /1/                                     700                     896
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
                                                                              $
 AsiaInfo Holdings /1/                                       2,700                  14,877
INTERNET SECURITY (0.02%)
 Internet Security Systems /1/                                 900                  18,261
INVESTMENT COMPANIES (0.31%)
 Technology Investment Capital                              24,405                 361,194
LASERS-SYSTEMS & COMPONENTS (0.06%)
 Electro Scientific Industries /1/                           3,800                  67,944
LEISURE & RECREATION PRODUCTS (0.08%)
 K2 /1/                                                      7,600                  96,368
LIFE & HEALTH INSURANCE (0.94%)
 Delphi Financial Group                                     14,800                 653,420
 Nationwide Financial Services                                 400                  15,176
 Phoenix                                                     4,700                  55,930
 UICI                                                        8,000                 238,160
 Universal American Financial /1/                            6,400                 144,768
                                                                                 1,107,454
LINEN SUPPLY & RELATED ITEMS (0.48%)
 Angelica                                                   15,300                 375,003
 UniFirst                                                    4,800                 194,592
                                                                                   569,595
MACHINERY TOOLS & RELATED PRODUCTS (0.45%)
 Kennametal                                                  8,600                 394,310
 Regal Beloit                                                4,700                 137,052
                                                                                   531,362
MACHINERY-CONSTRUCTION & MINING (0.96%)
 Astec Industries /1/                                        2,400                  55,656
 JLG Industries                                             27,100                 744,708
 Joy Global                                                  4,500                 151,155
 Terex /1/                                                   4,500                 177,300
                                                                                 1,128,819
MACHINERY-FARM (0.25%)
 AGCO /1/                                                   15,400                 294,448
MACHINERY-GENERAL INDUSTRY (1.16%)
 Applied Industrial Technologies                            36,100               1,165,669
 Gardner Denver /1/                                            700                  24,556
 Kadant /1/                                                    800                  17,544
 Sauer-Danfoss                                               6,900                 122,613
 Tecumseh Products                                           1,000                  27,440
                                                                                 1,357,822
MACHINERY-MATERIAL HANDLING (0.28%)
 Cascade                                                     4,200                 181,650
 NACCO Industries                                            1,400                 150,108
                                                                                   331,758
MACHINERY-PUMPS (0.12%)
 Flowserve /1/                                               4,500                 136,170
MEDICAL IMAGING SYSTEMS (0.01%)
 Palatin Technologies /1/                                    8,300                  14,525
MEDICAL INFORMATION SYSTEM (0.36%)
 Computer Programs & Systems                                 5,200                 193,804
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (CONTINUED)
                                                                              $
 Per-Se Technologies /1/                                    11,100                 233,322
                                                                                   427,126
MEDICAL INSTRUMENTS (0.40%)
 Conmed /1/                                                  9,400                 289,238
 Kyphon /1/                                                  4,800                 166,992
 SurModics /1/                                                 400                  17,348
                                                                                   473,578
MEDICAL LASER SYSTEMS (0.16%)
 LCA-Vision                                                  3,800                 184,148
MEDICAL PRODUCTS (0.12%)
 PSS World Medical /1/                                      11,700                 145,665
MEDICAL STERILIZATION PRODUCT (0.10%)
 STERIS                                                      4,500                 115,965
MEDICAL-BIOMEDICAL/GENE (0.49%)
 Alexion Pharmaceuticals /1/                                 3,300                  76,032
 Bio-Rad Laboratories /1/                                    3,200                 189,472
 Celera Genomics Group /1/                                   4,100                  44,977
 Cell Genesys /1/                                            3,200                  17,120
 Cytokinetics /1/                                            8,800                  61,160
 Genelabs Technologies /1/                                  43,808                  21,904
 Human Genome Sciences /1/                                   3,200                  37,056
 Telik /1/                                                   7,596                 123,511
                                                                                   571,232
MEDICAL-DRUGS (0.21%)
 Adolor /1/                                                  8,039                  74,361
 Auxilium Pharmaceuticals /1/                                7,300                  34,821
 Rigel Pharmaceuticals /1/                                   3,100                  61,752
 Valeant Pharmaceuticals International                       4,100                  72,283
                                                                                   243,217
MEDICAL-GENERIC DRUGS (0.08%)
 Alpharma                                                    6,900                  99,843
MEDICAL-HMO (0.05%)
 Sierra Health Services /1/                                    900                  64,314
MEDICAL-NURSING HOMES (0.47%)
 Kindred Healthcare /1/                                     13,800                 546,618
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.11%)
 Gentiva Health Services /1/                                 4,800                  85,728
 Res-Care /1/                                                3,200                  43,392
                                                                                   129,120
METAL PROCESSORS & FABRICATION (1.15%)
 CIRCOR International                                        4,700                 115,949
 Commercial Metals                                          19,100                 454,962
 NN                                                         11,200                 142,016
 Quanex                                                     12,100                 641,421
                                                                                 1,354,348
MISCELLANEOUS INVESTING (12.65%)
 Affordable Residential Communities                         14,500                 193,575
 Alexandria Real Estate Equities                             3,700                 271,765
 American Financial Realty Trust                            32,900                 506,002
 American Home Mortgage Investment                          19,059                 666,302
 Anthracite Capital                                         41,400                 490,590
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 Boykin Lodging /1/                                          4,400                  58,960
 Capital Automotive                                         15,100                 576,367
 Capital Trust                                               3,800                 126,958
 CarrAmerica Realty                                         38,000               1,374,840
 Equity Inns                                                31,800                 422,940
 FelCor Lodging Trust /1/                                   18,600                 269,328
 First Potomac Realty Trust                                  1,200                  29,760
 Gables Residential Trust                                   16,500                 713,295
 Government Properties Trust                                12,900                 125,388
 IMPAC Mortgage Holdings                                    19,800                 369,270
 Innkeepers USA Trust                                       36,100                 539,334
 Kilroy Realty                                               1,200                  56,988
 Lexington Corporate Properties Trust                       34,800                 845,988
 LTC Properties                                             14,900                 308,430
 Maguire Properties                                         13,300                 376,922
 Meristar Hospitality /1/                                   56,400                 485,040
 MFA Mortgage Investments                                   12,237                  91,166
 Mid-America Apartment Communities                          23,400               1,062,828
 National Health Investors                                  21,000                 589,470
 New Century Financial                                       3,800                 195,510
 NovaStar Financial                                          6,100                 238,815
 Parkway Properties                                          5,300                 265,053
 Pennsylvania Real Estate Invest Trust                      14,500                 688,750
 Prentiss Properties Trust                                  15,500                 564,820
 RAIT Investment Trust                                      17,600                 527,120
 Saul Centers                                               10,100                 367,135
 Senior Housing Properties Trust                            21,800                 412,238
 Sun Communities                                             9,100                 338,429
 Taubman Centers                                             6,700                 228,403
 Urstadt Biddle Properties                                   3,100                  53,692
 Ventas                                                     14,200                 428,840
                                                                                14,860,311
MRI-MEDICAL DIAGNOSTIC IMAGING (0.07%)
 Alliance Imaging /1/                                        8,200                  85,772
MULTI-LINE INSURANCE (0.17%)
 Direct General                                              4,700                  87,467
 United Fire & Casualty                                      2,400                 106,608
                                                                                   194,075
MUSIC (0.12%)
 Steinway Musical Instruments /1/                            4,800                 140,928
NETWORKING PRODUCTS (0.60%)
 Adaptec /1/                                                27,200                 105,536
 Anixter International /1/                                   6,400                 237,888
 Black Box                                                   5,000                 177,000
 Hypercom /1/                                                3,600                  23,292
 SafeNet /1/                                                 4,676                 159,265
                                                                                   702,981
NON-HOTEL GAMBLING (0.23%)
 Argosy Gaming /1/                                           3,800                 177,118
 Isle of Capri Casinos /1/                                   3,600                  94,320
                                                                                   271,438
OFFICE AUTOMATION & EQUIPMENT (0.19%)
 Global Imaging Systems /1/                                    600                  19,116
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (CONTINUED)
                                                                              $
 Imagistics International /1/                                7,400                 207,200
                                                                                   226,316
OFFICE SUPPLIES & FORMS (0.38%)
 John H. Harland                                            11,900                 452,200
OIL & GAS DRILLING (0.52%)
 TODCO /1/                                                  23,700                 608,379
OIL COMPANY-EXPLORATION & PRODUCTION (3.33%)
 Cimarex Energy /1/                                         15,565                 605,634
 Comstock Resources /1/                                      9,000                 227,610
 Energy Partners /1/                                         5,200                 136,292
 Harvest Natural Resources /1/                               4,400                  48,092
 Houston Exploration /1/                                     5,700                 302,385
 Southwestern Energy /1/                                    34,400               1,616,112
 Stone Energy /1/                                            7,800                 381,420
 Swift Energy /1/                                            7,400                 265,068
 Vintage Petroleum                                          10,700                 326,029
                                                                                 3,908,642
OIL FIELD MACHINERY & EQUIPMENT (0.15%)
 Lone Star Technologies /1/                                  3,900                 177,450
OIL REFINING & MARKETING (0.59%)
 Giant Industries /1/                                          700                  25,200
 Tesoro                                                     14,400                 669,888
                                                                                   695,088
OIL-FIELD SERVICES (0.74%)
 Cal Dive International /1/                                  1,700                  89,029
 Hanover Compressor /1/                                      5,100                  58,701
 Oceaneering International /1/                               2,600                 100,490
 Oil States International /1/                               11,400                 286,938
 RPC                                                        11,150                 188,658
 Universal Compression Holdings /1/                          3,900                 141,336
                                                                                   865,152
PAPER & RELATED PRODUCTS (0.62%)
 Chesapeake                                                 10,400                 217,776
 Rock-Tenn                                                   4,800                  60,720
 Schweitzer-Mauduit International                           10,800                 336,204
 Wausau Paper                                                9,500                 113,810
                                                                                   728,510
PHYSICIAN PRACTICE MANAGEMENT (0.44%)
 Pediatrix Medical Group /1/                                 7,100                 522,134
POULTRY (0.18%)
 Gold Kist /1/                                               3,000                  64,740
 Sanderson Farms                                             3,300                 149,952
                                                                                   214,692
PRINTING-COMMERCIAL (0.21%)
 Banta                                                       1,000                  45,360
 Consolidated Graphics /1/                                   1,300                  53,001
 Valassis Communications /1/                                 4,000                 148,200
                                                                                   246,561
PRIVATE CORRECTIONS (0.17%)
 GEO Group /1/                                               8,100                 202,905
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (3.19%)
                                                                              $
 American Physicians Capital /1/                               692                  25,708
 Argonaut Group /1/                                         10,600                 244,754
 Baldwin & Lyons                                               875                  21,087
 Infinity Property & Casualty                                5,800                 202,304
 LandAmerica Financial Group                                 8,600                 510,582
 Midland                                                     4,000                 140,760
 Navigators Group /1/                                          900                  31,113
 PMA Capital /1/                                            41,600                 367,328
 ProAssurance /1/                                              900                  37,584
 RLI                                                         2,900                 129,340
 Safety Insurance Group                                      7,700                 259,952
 Selective Insurance Group                                   7,800                 386,490
 State Auto Financial                                        3,200                  99,328
 Stewart Information Services                               11,100                 466,200
 Zenith National Insurance                                  12,100                 821,106
                                                                                 3,743,636
PUBLISHING-BOOKS (0.31%)
 Scholastic /1/                                              9,600                 370,080
PUBLISHING-NEWSPAPERS (0.06%)
 Journal Register /1/                                        4,100                  71,791
PUBLISHING-PERIODICALS (0.14%)
 Primedia /1/                                               40,900                 165,645
RADIO (0.28%)
 Radio One /1/                                              21,900                 279,663
 Saga Communications /1/                                     3,800                  53,200
                                                                                   332,863
REAL ESTATE MANAGEMENT & SERVICES (0.20%)
 Jones Lang LaSalle /1/                                      5,400                 238,842
RENTAL-AUTO & EQUIPMENT (1.08%)
 Aaron Rents                                                13,325                 331,659
 Dollar Thrifty Automotive Group /1/                         9,000                 341,820
 Electro Rent /1/                                            2,688                  39,084
 Rent-A-Center /1/                                           4,500                 104,805
 Rent-Way /1/                                               13,800                 135,792
 United Rentals /1/                                         15,700                 317,297
                                                                                 1,270,457
RESEARCH & DEVELOPMENT (0.01%)
 PAREXEL International /1/                                     800                  15,880
RESORTS & THEME PARKS (0.04%)
 Six Flags /1/                                              10,300                  47,895
RETAIL-APPAREL & SHOE (2.22%)
 Aeropostale /1/                                             7,750                 260,400
 Brown Shoe                                                  5,200                 203,580
 Burlington Coat Factory Warehouse                           9,000                 383,760
 Charming Shoppes /1/                                       47,800                 445,974
 Dress Barn /1/                                             10,400                 235,352
 Genesco /1/                                                 4,300                 159,487
 Kenneth Cole Productions                                    4,500                 140,040
 Men's Wearhouse /1/                                         3,100                 106,733
 Payless ShoeSource /1/                                      9,400                 180,480
 Stage Stores /1/                                            6,700                 292,120
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                              $
 Too /1/                                                     8,500                 198,645
                                                                                 2,606,571
RETAIL-AUTO PARTS (0.12%)
 CSK Auto /1/                                                8,600                 143,448
RETAIL-AUTOMOBILE (0.70%)
 Asbury Automotive Group /1/                                23,300                 359,053
 Lithia Motors                                              11,200                 323,120
 Sonic Automotive                                            2,300                  48,898
 United Auto Group                                           2,900                  86,420
                                                                                   817,491
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                          500                  11,830
RETAIL-COMPUTER EQUIPMENT (0.13%)
 Insight Enterprises /1/                                     4,700                  94,846
 Systemax /1/                                                9,400                  63,168
                                                                                   158,014
RETAIL-CONVENIENCE STORE (0.16%)
 Casey's General Stores                                      4,600                  91,172
 Pantry /1/                                                  2,600                 100,698
                                                                                   191,870
RETAIL-DISCOUNT (0.36%)
 ShopKo Stores /1/                                          17,200                 418,132
RETAIL-FABRIC STORE (0.14%)
 Jo-Ann Stores /1/                                           6,275                 165,597
RETAIL-HYPERMARKETS (0.09%)
 Smart & Final /1/                                           9,000                 110,250
RETAIL-JEWELRY (0.22%)
 Movado Group                                                4,000                  75,520
 Zale /1/                                                    5,600                 177,464
                                                                                   252,984
RETAIL-PAWN SHOPS (0.38%)
 Cash America International                                 22,000                 442,640
RETAIL-RESTAURANTS (1.07%)
 Bob Evans Farms                                               100                   2,332
 Jack in the Box /1/                                        11,400                 432,288
 Landry's Seafood Restaurants                               17,200                 517,548
 Luby's /1/                                                  1,800                  21,510
 O'Charley's /1/                                             5,700                 100,662
 Papa John's International /1/                               3,700                 147,889
 Ryan's Restaurant Group /1/                                 2,550                  35,726
                                                                                 1,257,955
RETAIL-SPORTING GOODS (0.04%)
 Sports Authority /1/                                        1,295                  41,181
RETAIL-TOY STORE (0.06%)
 Build-A-Bear Workshop /1/                                   2,900                  68,005
RETAIL-VIDEO RENTAL (0.04%)
 Movie Gallery                                               1,700                  44,931
SAVINGS & LOANS-THRIFTS (2.96%)
 BankAtlantic Bancorp                                       17,000                 322,150
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                              $
 BankUnited Financial                                        5,669                 153,290
 Commercial Capital Bancorp.                                 3,399                  56,797
 Commercial Federal                                          4,200                 141,456
 Dime Community Bancshares                                   8,225                 125,020
 First Financial Holdings                                    2,300                  68,793
 First Niagara Financial Group                              31,946                 465,773
 First Place Financial                                         664                  13,340
 FirstFed Financial /1/                                      3,500                 208,635
 Flagstar Bancorp.                                           9,000                 170,370
 ITLA Capital /1/                                            1,400                  75,460
 MAF Bancorp                                                 7,918                 337,544
 Ocwen Financial /1/                                         9,500                  64,220
 Partners Trust Financial Group                              7,900                  84,372
 Sterling Financial                                          8,331                 177,533
 Sterling Financial /1/                                     16,680                 623,832
 TierOne                                                     6,700                 181,771
 WSFS Financial                                              3,700                 202,427
                                                                                 3,472,783
SEISMIC DATA COLLECTION (0.19%)
 Veritas DGC /1/                                             8,200                 227,468
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.47%)
 Cirrus Logic /1/                                            3,300                  17,523
 Emulex /1/                                                  4,500                  82,170
 Exar /1/                                                    3,300                  49,137
 Genesis Microchip /1/                                       4,300                  79,378
 Integrated Device Technology /1/                           21,100                 226,825
 Standard Microsystems /1/                                   3,200                  74,816
 Vitesse Semiconductor /1/                                  10,900                  22,781
                                                                                   552,630
SEMICONDUCTOR EQUIPMENT (0.72%)
 Axcelis Technologies /1/                                   17,200                 117,992
 Cohu                                                        3,900                  78,195
 Credence Systems /1/                                       14,900                 134,845
 Entegris /1/                                               15,069                 149,183
 MKS Instruments /1/                                         9,500                 160,455
 Mykrolis /1/                                                2,600                  36,946
 Photronics /1/                                              7,000                 163,380
                                                                                   840,996
STEEL PIPE & TUBE (0.42%)
 NS Group /1/                                                5,100                 165,801
 Valmont Industries                                         12,600                 325,080
                                                                                   490,881
STEEL PRODUCERS (0.64%)
 Reliance Steel & Aluminum                                   8,400                 311,388
 Ryerson Tull                                                2,900                  41,383
 Schnitzer Steel Industries                                  3,050                  72,285
 Steel Dynamics                                             12,600                 330,750
                                                                                   755,806
STEEL-SPECIALTY (0.05%)
 Oregon Steel Mills /1/                                      3,300                  56,793
TELECOMMUNICATION EQUIPMENT (0.29%)
 Arris Group /1/                                             6,800                  59,228
 CommScope /1/                                               9,600                 167,136
 Ditech Communications /1/                                   5,800                  37,642
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                              $
 North Pittsburgh Systems                                      800                  15,648
 UTStarcom /1/                                               7,500                  56,175
                                                                                   335,829
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.23%)
 Broadwing /1/                                              12,330                  56,965
 C-COR.net /1/                                               4,100                  28,085
 CIENA /1/                                                  32,200                  67,298
 MRV Communications /1/                                     18,700                  40,579
 Newport /1/                                                 2,800                  38,808
 Sycamore Networks /1/                                      12,800                  44,160
                                                                                   275,895
TELECOMMUNICATION SERVICES (0.78%)
 Commonwealth Telephone Enterprises                          2,900                 121,539
 ITC DeltaCom /1/                                           17,000                  14,450
 MasTec /1/                                                 15,600                 137,280
 Premiere Global Services /1/                               50,600                 571,274
 Time Warner Telecom /1/                                    11,900                  70,448
                                                                                   914,991
TELEPHONE-INTEGRATED (0.61%)
 Cincinnati Bell /1/                                        71,200                 306,160
 CT Communications                                          17,300                 225,765
 General Communication /1/                                  10,400                 102,648
 Primus Telecommunications Group /1/                        14,000                   8,820
 Talk America Holdings /1/                                   7,700                  77,077
                                                                                   720,470
TELEVISION (0.03%)
 Sinclair Broadcast Group                                    3,500                  31,780
THEATERS (0.05%)
 Carmike Cinemas                                             1,816                  55,715
THERAPEUTICS (0.69%)
 AtheroGenics /1/                                            9,389                 150,036
 AVANIR Pharmaceuticals /1/                                 61,800                 173,040
 Cypress Bioscience /1/                                     17,600                 232,320
 United Therapeutics /1/                                     5,200                 250,640
                                                                                   806,036
TOBACCO (0.76%)
 Alliance One International                                 25,600                 153,856
 Universal                                                  16,800                 735,504
                                                                                   889,360
TOYS (0.31%)
 Jakks Pacific /1/                                          19,200                 368,832
TRANSPORT-EQUIPMENT & LEASING (0.61%)
 AMERCO /1/                                                  2,700                 144,585
 Gatx                                                       11,100                 382,950
 Greenbrier                                                  3,100                  84,010
 Interpool                                                   5,000                 106,900
                                                                                   718,445
TRANSPORT-RAIL (0.46%)
 Genesee & Wyoming /1/                                      12,850                 349,649
 Kansas City Southern /1/                                      400                   8,072
 RailAmerica /1/                                            15,200                 180,880
                                                                                   538,601
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (0.15%)
                                                                              $
 Offshore Logistics /1/                                      5,500                 180,620
TRANSPORT-TRUCK (0.80%)
 Arkansas Best                                               2,700                  85,887
 Covenant Transport /1/                                      4,800                  63,360
 Overnite                                                    7,000                 300,860
 SCS Transportation /1/                                     11,050                 196,690
 Swift Transportation /1/                                    2,000                  46,580
 U.S. Xpress Enterprises /1/                                 6,300                  75,033
 Werner Enterprises                                          8,707                 171,005
                                                                                   939,415
TRAVEL SERVICES (0.10%)
 Navigant International /1/                                  8,200                 120,458
WATER (0.18%)
 American States Water                                       2,900                  85,173
 California Water Service Group                              2,900                 108,866
 SJW                                                           300                  14,103
                                                                                   208,142
WEB PORTALS (0.25%)
 Earthlink /1/                                              25,600                 221,696
 United Online /1/                                           7,050                  76,563
                                                                                   298,259
WIRE & CABLE PRODUCTS (0.17%)
 Encore Wire /1/                                             7,950                  92,141
 General Cable /1/                                           7,600                 112,708
                                                                                   204,849
WIRELESS EQUIPMENT (0.03%)
 Powerwave Technologies /1/                                  3,000                  30,660
 REMEC                                                         728                   4,659
                                                                                    35,319
                                              TOTAL COMMON STOCKS              113,476,187

                                                Principal

                                                Amount                           Value

-------------------------------------------------------------------------------------------------
TREASURY BONDS (0.22%)
 U.S. Treasury /2/
                                                           $                  $
  1.88%; 11/30/05                                          260,000                 258,487
                                             TOTAL TREASURY BONDS                  258,487
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (96.81%)              113,734,674
CASH AND RECEIVABLES, NET OF LIABILITIES (3.19%)                                 3,743,993
                                       TOTAL NET ASSETS (100.00%)             $117,478,667
                                                                              --------------



                                      212

See accompanying notes.

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
12 Russell 2000    Buy        $3,841,894    $3,858,600      $16,706
September 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $258,487 or 0.22% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $30,019,623
Unrealized Depreciation                       (3,545,108)
                                             -----------
Net Unrealized Appreciation (Depreciation)    26,474,515
Cost for federal income tax purposes         $87,260,159


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                           Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Financial                           38,692,576                 32.90%
 Industrial                          18,499,162                 15.73
 Consumer, Cyclical                  14,439,364                 12.28
 Consumer, Non-cyclical              11,358,888                  9.66
 Utilities                            7,136,705                  6.07
 Energy                               6,482,179                  5.51
 Technology                           6,460,140                  5.49
 Communications                       5,477,232                  4.66
 Basic Materials                      4,499,801                  3.83
 Futures Contracts                    3,858,600                  3.28
 Diversified                            430,140                  0.37
 Government                             258,487                  0.22
                   TOTAL           $117,593,274                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                                                    2005/(B)/       2004          2003          2002          2001           2000
                                                    ----            ----          ----          ----          ----           ----
ASSET ALLOCATION ACCOUNT
------------------------
Net Asset Value, Beginning of Period...........    $12.28         $11.70         $9.82        $11.28        $12.02         $13.23
Income from Investment Operations:
 Net Investment Income (Operating Loss)........      0.10           0.14          0.15          0.20          0.24           0.35
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................     (0.23)          0.82          1.92         (1.66)        (0.71)         (0.17)
                                                    -----           ----          ----         -----         -----          -----
               Total From Investment Operations     (0.13)          0.96          2.07         (1.46)        (0.47)          0.18
Less Dividends and Distributions:
 Dividends from Net Investment Income..........     (0.20)         (0.38)        (0.19)           --         (0.24)         (0.34)
 Distributions from Realized Gains.............        --             --            --            --         (0.03)         (1.05)
   ----                                                                                                      -----          -----
              Total Dividends and Distributions     (0.20)         (0.38)        (0.19)           --         (0.27)         (1.39)
   ----                                             -----          -----         -----                       -----          -----
Net Asset Value, End of Period.................    $11.95         $12.28        $11.70         $9.82        $11.28         $12.02
                                                   ======         ======        ======         =====        ======         ======
Total Return /(a)/ ............................     (1.08)%/(c)/    8.49%        21.61%       (12.94)%       (3.92)%         1.61%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......   $98,112       $103,131       $98,006       $82,409      $101,904        $94,905
 Ratio of Expenses to Average Net Assets.......      0.84%/(d)/     0.84%         0.85%         0.84%         0.85%          0.84%
 Ratio of Net Investment Income to Average Net
  Assets.......................................      1.62%/(d)/     1.19%         1.49%         1.79%         2.23%          2.67%
 Portfolio Turnover Rate.......................      73.5%/(d)/    127.0%        186.0%        255.3%        182.4%          67.8%

                                                    2005/(B)/       2004          2003          2002          2001           2000
                                                    ----            ----          ----          ----          ----           ----
BALANCED ACCOUNT
----------------
Net Asset Value, Beginning of Period...........    $14.34         $13.31        $11.56        $13.73        $15.43         $15.41
Income from Investment Operations:
 Net Investment Income (Operating Loss)........      0.16           0.31          0.27          0.34         0.40/(f)/       0.45
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................      0.04           1.00          1.83         (2.11)        (1.42)/(f)/    (0.43)
                                                     ----           ----          ----         -----         -----          -----
               Total From Investment Operations      0.20           1.31          2.10         (1.77)        (1.02)          0.02
Less Dividends and Distributions:
 Dividends from Net Investment Income..........     (0.36)         (0.28)        (0.35)        (0.40)        (0.47)            --
 Distributions from Realized Gains.............        --             --            --            --         (0.21)            --
   ----                                                                                                      -----
              Total Dividends and Distributions     (0.36)         (0.28)        (0.35)        (0.40)        (0.68)            --
   ----                                             -----          -----         -----         -----         -----
Net Asset Value, End of Period.................    $14.18         $14.34        $13.31        $11.56        $13.73         $15.43
                                                   ======         ======        ======        ======        ======         ======
Total Return /(a)/ ............................      1.42%/(c)/    10.05%        18.82%       (13.18)%       (6.96)%         0.13%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......  $119,768       $126,548      $124,735      $110,545      $144,214       $167,595
 Ratio of Expenses to Average Net Assets.......      0.65%/(d)/     0.63%         0.65%         0.61%         0.61%          0.60%
 Ratio of Gross Expenses to Average Net Assets.        --           0.63%/(e)/    0.65%/(e)/    0.62%/(e)/      --             --
 Ratio of Net Investment Income to Average Net
  Assets.......................................      2.25%/(d)/     2.32%         2.23%         2.52%         2.73%/(f)/     2.74%
 Portfolio Turnover Rate.......................     112.7%/(d)/    128.3%        114.3%         87.8%        114.3%          62.6%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Six months ended June 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                                                     2005/(B)/      2004          2003          2002          2001           2000
                                                     ----           ----          ----          ----          ----           ----
BOND ACCOUNT
------------
Net Asset Value, Beginning of Period............    $12.31        $12.31        $12.32        $11.84        $11.78         $10.89
Income from Investment Operations:
 Net Investment Income (Operating Loss).........      0.25          0.51          0.52          0.51         0.56/(f)/       0.85
 Net Realized and Unrealized Gain (Loss) on
  Investments...................................      0.02          0.08          0.02          0.54         0.35/(f)/       0.04
                                                      ----          ----          ----          ----         ----            ----
                Total From Investment Operations      0.27          0.59          0.54          1.05          0.91           0.89
Less Dividends and Distributions:
 Dividends from Net Investment Income...........     (0.57)        (0.59)        (0.55)        (0.57)        (0.85)            --
    ----                                             -----         -----         -----         -----         -----
               Total Dividends and Distributions     (0.57)        (0.59)        (0.55)        (0.57)        (0.85)            --
    ----                                             -----         -----         -----         -----         -----
Net Asset Value, End of Period..................    $12.01        $12.31        $12.31        $12.32        $11.84         $11.78
                                                    ======        ======        ======        ======        ======         ======
Total Return /(a)/ .............................      2.24%/(c)/    4.98%         4.59%         9.26%         8.12%          8.17%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).......  $307,680      $286,684      $263,435      $232,839      $166,658       $116,216
 Ratio of Expenses to Average Net Assets........      0.46%/(d)/    0.47%         0.47%         0.49%         0.50%          0.51%
 Ratio of Net Investment Income to Average Net
  Assets........................................      4.20%/(d)/    4.23%         4.32%         5.02%         5.73%/(f)/     7.47%
 Portfolio Turnover Rate........................     155.3%/(d)/   143.6%         82.1%         63.3%        146.1%          81.5%

                                                     2005/(B)/      2004          2003          2002          2001           2000
                                                     ----           ----          ----          ----          ----           ----
CAPITAL VALUE ACCOUNT
---------------------
Net Asset Value, Beginning of Period............    $32.39        $29.23        $23.60        $27.78        $30.72         $30.74
Income from Investment Operations:
 Net Investment Income (Operating Loss).........      0.24          0.44          0.38          0.39          0.34           0.50
 Net Realized and Unrealized Gain (Loss) on
  Investments...................................      0.30          3.17          5.63         (4.18)        (2.80)          0.13
                                                      ----          ----          ----         -----         -----           ----
                Total From Investment Operations      0.54          3.61          6.01         (3.79)        (2.46)          0.63
Less Dividends and Distributions:
 Dividends from Net Investment Income...........        --         (0.45)        (0.38)        (0.39)        (0.34)         (0.50)
 Distributions from Realized Gains..............        --            --            --            --         (0.14)         (0.15)
    ----                                                                                                     -----          -----
               Total Dividends and Distributions        --         (0.45)        (0.38)        (0.39)        (0.48)         (0.65)
    ----                                                           -----         -----         -----         -----          -----
Net Asset Value, End of Period..................    $32.93        $32.39        $29.23        $23.60        $27.78         $30.72
                                                    ======        ======        ======        ======        ======         ======
Total Return /(a)/ .............................      1.68%/(c)/   12.36%        25.49%       (13.66)%       (8.05)%         2.16%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).......  $257,319      $265,580      $248,253      $206,541      $254,484       $283,325
 Ratio of Expenses to Average Net Assets........      0.61%/(d)/    0.60%         0.61%         0.61%         0.61%          0.60%
 Ratio of Gross Expenses to Average Net Assets..        --          0.60%/(e)/    0.61%/(e)/    0.61%/(e)/      --             --
 Ratio of Net Investment Income to Average Net
  Assets........................................      1.50%/(d)/    1.47%         1.47%         1.45%         1.20%          1.54%
 Portfolio Turnover Rate........................     138.3%/(d)/   183.3%        125.7%        142.6%         91.7%         141.8%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Six months ended June 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                                                   2005/(C)/         2004          2003          2002          2001         2000
                                                   ----              ----          ----          ----          ----         ----
DIVERSIFIED INTERNATIONAL ACCOUNT
---------------------------------
Net Asset Value, Beginning of Period /(a)/ ...    $13.75           $11.48         $8.78        $10.51        $13.90       $15.95
Income from Investment Operations:
 Net Investment Income (Operating Loss).......      0.17             0.17          0.13          0.10          0.09         0.10
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................      0.07             2.22          2.67         (1.78)        (3.46)       (1.48)
                                                    ----             ----          ----         -----         -----        -----
              Total From Investment Operations      0.24             2.39          2.80         (1.68)        (3.37)       (1.38)
Less Dividends and Distributions:
 Dividends from Net Investment Income.........     (0.15)           (0.12)        (0.10)        (0.05)        (0.02)       (0.08)
 Distributions from Realized Gains............        --               --            --            --            --        (0.59)
   ----                                                                                                                    -----
             Total Dividends and Distributions     (0.15)           (0.12)        (0.10)        (0.05)        (0.02)       (0.67)
                                                   -----            -----         -----         -----         -----        -----
Net Asset Value, End of Period................    $13.84           $13.75        $11.48         $8.78        $10.51       $13.90
                                                  ======           ======        ======         =====        ======       ======
Total Return /(b)/ ...........................      1.80%/(d)/      21.03%        32.33%       (16.07)%      (24.27)%      (8.34)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....  $237,548         $226,753      $167,726      $119,222      $145,848     $190,440
 Ratio of Expenses to Average Net Assets......      0.95%/(e)/       0.96%         0.92%         0.92%         0.92%        0.90%
 Ratio of Gross Expenses to Average Net Assets      0.95%/(e)(f)/    0.97%/(g)/    0.93%/(g)/    0.93%/(g)/      --           --
 Ratio of Net Investment Income to Average Net
  Assets......................................      2.46%/(e)/       1.39%         1.33%         1.03%         0.78%        0.81%
 Portfolio Turnover Rate......................     126.2%/(e)/      170.1%        111.5%         82.2%         84.3%        99.9%

                                                   2005/(C)/         2004          2003          2002          2001         2000
                                                   ----              ----          ----          ----          ----         ----
EQUITY GROWTH ACCOUNT
---------------------
Net Asset Value, Beginning of Period..........    $16.02           $14.73        $11.74        $16.29        $20.37       $23.89
Income from Investment Operations:
 Net Investment Income (Operating Loss).......        --             0.09          0.06          0.03          0.01         0.02
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................     (0.07)            1.28          2.99         (4.54)        (2.82)       (2.73)
                                                   -----             ----          ----         -----         -----        -----
              Total From Investment Operations     (0.07)            1.37          3.05         (4.51)        (2.81)       (2.71)
Less Dividends and Distributions:
 Dividends from Net Investment Income.........        --            (0.08)        (0.06)        (0.04)        (0.02)          --
 Distributions from Realized Gains............        --               --            --            --         (1.25)       (0.81)
   ----                                                                                                       -----        -----
             Total Dividends and Distributions        --            (0.08)        (0.06)        (0.04)        (1.27)       (0.81)
   ----                                                             -----         -----         -----         -----        -----
Net Asset Value, End of Period................    $15.95           $16.02        $14.73        $11.74        $16.29       $20.37
                                                  ======           ======        ======        ======        ======       ======
Total Return /(b)/ ...........................     (0.44)%/(d)/      9.33%        25.95%       (27.72)%      (14.86)%     (11.71)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....  $265,327         $280,700      $272,831      $219,044      $334,401     $383,139
 Ratio of Expenses to Average Net Assets......      0.77%/(e)/       0.72%         0.74%         0.77%         0.75%        0.73%
 Ratio of Gross Expenses to Average Net Assets        --             0.77%/(h)/    0.77%/(h)/      --            --           --
 Ratio of Net Investment Income to Average Net
  Assets......................................      0.04%/(e)/       0.59%         0.47%         0.19%         0.06%        0.08%
 Portfolio Turnover Rate......................      68.2%/(e)/      147.7%        130.9%        138.8%         88.8%        69.1%



/(a) /Effective May 1, 2005, International Account changed its name to
  Diversified International Account.
/(b) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(c) /Six months ended June 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without custodian credits.
/(g) /Expense ratio without commission rebates and custodian credits.
/(h) /Expense ratio without commission rebates.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2005/(C)/      2004         2003      2002       2001        2000
                          ----           ----         ----      ----       ----        ----
EQUITY INCOME ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $9.01         $7.93        $7.26     $8.73     $12.43      $10.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.19          0.34         0.34      0.37       0.25        0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.13          1.05         0.66     (1.47)     (3.70)       1.81
                           ----          ----         ----     -----      -----        ----
 Total From Investment
            Operations     0.32          1.39         1.00     (1.10)     (3.45)       2.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)        (0.31)       (0.33)    (0.37)     (0.25)      (0.24)
 Distributions from
  Realized Gains......       --            --           --        --         --       (0.28)
  ----                                                                                -----
   Total Dividends and
         Distributions    (0.01)        (0.31)       (0.33)    (0.37)     (0.25)      (0.52)
                          -----         -----        -----     -----      -----       -----
Net Asset Value, End
 of Period............    $9.32         $9.01        $7.93     $7.26      $8.73      $12.43
                          =====         =====        =====     =====      =====      ======
Total Return /(a)/ ...     3.56%/(d)/   17.60%       13.83%   (12.61)%   (27.70)%     19.18%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $59,815       $44,572      $30,255   $25,079    $33,802     $43,725
 Ratio of Expenses to
  Average Net Assets..     0.63%/(e)/    0.62%        0.61%     0.62%      0.62%       0.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.22%/(e)/    4.13%        4.54%     4.40%      2.22%       2.32%
 Portfolio Turnover
  Rate................    100.4%/(e)/   137.2%        22.5%     66.4%     104.2%      146.7%

                          2005/(C)/     2004/(F)/
                          ----          ----
EQUITY VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..   $11.07        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07          0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.12)         1.08
                          -----          ----
 Total From Investment
            Operations    (0.05)         1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.06)
 Distributions from
  Realized Gains......    (0.05)        (0.01)
                          -----         -----
   Total Dividends and
         Distributions    (0.05)        (0.07)
                          -----         -----
Net Asset Value, End
 of Period............   $10.97        $11.07
                         ======        ======
Total Return /(a)/ ...    (0.44)%/(d)/  11.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,521        $2,213
 Ratio of Expenses to
  Average Net Assets..     1.10%/(e)/    1.10%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.11%/(e)/    1.30%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.29%/(e)/    1.72%/(e)/
 Portfolio Turnover
  Rate................     41.4%/(e)/    25.4%/(e)/



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without the Manager's voluntary expense limit.
/(c) /Six months ended June 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                                                      2005/(B)/      2004          2003          2002          2001         2000
                                                      ----           ----          ----          ----          ----         ----
GOVERNMENT SECURITIES ACCOUNT
-----------------------------
Net Asset Value, Beginning of Period.............    $11.64        $11.77        $12.00        $11.58        $11.43       $10.26
Income from Investment Operations:
 Net Investment Income (Operating Loss)..........      0.22          0.44          0.45          0.43          0.51         0.69
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.02         (0.04)        (0.24)         0.55          0.32         0.48
                                                       ----         -----         -----          ----          ----         ----
                 Total From Investment Operations      0.24          0.40          0.21          0.98          0.83         1.17
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.51)        (0.53)        (0.44)        (0.52)        (0.68)          --
 Distributions from Realized Gains...............        --            --            --         (0.04)           --           --
   ----                                                                                         -----
                Total Dividends and Distributions     (0.51)        (0.53)        (0.44)        (0.56)        (0.68)          --
   ----                                               -----         -----         -----         -----         -----
Net Asset Value, End of Period...................    $11.37        $11.64        $11.77        $12.00        $11.58       $11.43
                                                     ======        ======        ======        ======        ======       ======
Total Return /(a)/ ..............................      2.10%/(c)/    3.56%         1.84%         8.80%         7.61%       11.40%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........  $329,788      $334,034      $368,564      $342,001      $193,254     $127,038
 Ratio of Expenses to Average Net Assets.........      0.45%/(d)/    0.44%         0.44%         0.47%         0.49%        0.51%
 Ratio of Net Investment Income to Average Net
  Assets.........................................      3.88%/(d)/    3.82%         3.83%         4.87%         5.63%        6.33%
 Portfolio Turnover Rate.........................     292.7%/(d)/    67.2%        110.4%         33.8%         45.9%         4.3%

                                                      2005/(B)/      2004          2003          2002          2001         2000
                                                      ----           ----          ----          ----          ----         ----
GROWTH ACCOUNT
--------------
Net Asset Value, Beginning of Period.............    $11.94        $10.95         $8.68        $12.24        $16.43       $23.56
Income from Investment Operations:
 Net Investment Income (Operating Loss)..........      0.02          0.07          0.03          0.02            --        (0.02)
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.24          0.95          2.26         (3.58)        (4.19)       (2.29)
                                                       ----          ----          ----         -----         -----        -----
                 Total From Investment Operations      0.26          1.02          2.29         (3.56)        (4.19)       (2.31)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.08)        (0.03)        (0.02)           --            --           --
 Distributions from Realized Gains...............        --            --            --            --            --        (4.82)
   ----                                                                                                                    -----
                Total Dividends and Distributions     (0.08)        (0.03)        (0.02)           --            --        (4.82)
   ----                                               -----         -----         -----                                    -----
Net Asset Value, End of Period...................    $12.12        $11.94        $10.95         $8.68        $12.24       $16.43
                                                     ======        ======        ======         =====        ======       ======
Total Return /(a)/ ..............................      2.23%/(c)/    9.38%        26.46%       (29.07)%      (25.50)%     (10.15)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........  $125,113      $134,956      $141,107      $124,079      $209,879     $294,762
 Ratio of Expenses to Average Net Assets.........      0.61%/(d)/    0.60%         0.61%         0.61%         0.61%        0.60%
 Ratio of Gross Expenses to Average Net Assets...        --          0.60%/(e)/    0.61%/(e)/    0.61%/(e)/      --           --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      0.33%/(d)/    0.67%         0.35%         0.18%         0.02%       (0.13)%
 Portfolio Turnover Rate.........................      86.4%/(d)/   122.4%         40.8%         27.3%         39.0%        83.5%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Six months ended June 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                                                     2005/(D)/        2004         2003         2002         2001       2000/(I)/
                                                     ----             ----         ----         ----         ----       ----
INTERNATIONAL EMERGING MARKETS ACCOUNT
--------------------------------------
Net Asset Value, Beginning of Period............    $14.78          $12.86        $8.24        $8.93        $9.37      $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss).........      0.16            0.12         0.11         0.02         0.08        0.02
 Net Realized and Unrealized Gain (Loss) on
  Investments...................................      0.57            3.04         4.60        (0.70)       (0.48)      (0.63)
                                                      ----            ----         ----        -----        -----       -----
                Total From Investment Operations      0.73            3.16         4.71        (0.68)       (0.40)      (0.61)
Less Dividends and Distributions:
 Dividends from Net Investment Income...........        --           (0.10)       (0.08)          --        (0.04)      (0.02)
 Distributions from Realized Gains..............     (1.05)          (1.14)          --           --           --          --
 Tax Return of Capital Distributions /(a)/ .....        --              --        (0.01)       (0.01)          --          --
  ------                                                                          -----        -----
               Total Dividends and Distributions     (1.05)          (1.24)       (0.09)       (0.01)       (0.04)      (0.02)
                                                     -----           -----        -----        -----        -----       -----
Net Asset Value, End of Period..................    $14.46          $14.78       $12.86        $8.24        $8.93       $9.37
                                                    ======          ======       ======        =====        =====       =====
Total Return /(b)/ .............................      5.23%/(e)/     24.89%       57.20%       (7.63)%      (4.24)%     (6.14)%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).......   $52,916         $43,502      $23,972      $10,835       $6,964      $4,883
 Ratio of Expenses to Average Net Assets........      1.54%/(f)/      1.53%        1.71%        1.60%        1.35%       1.34%/(f)/
 Ratio of Gross Expenses to Average Net Assets
  /(c)/ ........................................      1.55%/(f)(g)/   1.55%/(h)/   1.84%/(h)/   2.26%/(h)/   2.33%       1.65%/(f)/
 Ratio of Net Investment Income to Average Net
  Assets........................................      2.27%/(f)/      0.87%        1.16%        0.39%        0.97%       1.06%/(f)/
 Portfolio Turnover Rate........................     168.2%/(f)/     171.0%       112.4%       147.7%       137.4%       44.0%/(f)/

                                                     2005/(D)/        2004         2003         2002         2001        2000
                                                     ----             ----         ----         ----         ----        ----
INTERNATIONAL SMALLCAP ACCOUNT
------------------------------
Net Asset Value, Beginning of Period............    $17.72          $13.73        $9.06       $10.84       $13.87      $16.66
Income from Investment Operations:
 Net Investment Income (Operating Loss).........      0.13            0.11         0.10         0.08         0.04       (0.04)
 Net Realized and Unrealized Gain (Loss) on
  Investments...................................      0.63            4.00         4.72        (1.83)       (3.07)      (1.89)
                                                      ----            ----         ----        -----        -----       -----
                Total From Investment Operations      0.76            4.11         4.82        (1.75)       (3.03)      (1.93)
Less Dividends and Distributions:
 Dividends from Net Investment Income...........     (0.11)          (0.12)       (0.15)       (0.03)          --          --
 Distributions from Realized Gains..............     (0.19)             --           --           --           --       (0.86)
  ----                                               -----                                                              -----
               Total Dividends and Distributions     (0.30)          (0.12)       (0.15)       (0.03)          --       (0.86)
  ----                                               -----           -----        -----        -----                    -----
Net Asset Value, End of Period..................    $18.18          $17.72       $13.73        $9.06       $10.84      $13.87
                                                    ======          ======       ======        =====       ======      ======
Total Return /(b)/ .............................      4.33%/(e)/     30.20%       54.15%      (16.20)%     (21.85)%    (11.50)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).......  $111,783         $99,833      $66,242      $38,912      $43,674     $50,023
 Ratio of Expenses to Average Net Assets........      1.32%/(f)/      1.30%        1.33%        1.31%        1.41%       1.44%
 Ratio of Gross Expenses to Average Net Assets..      1.33%/(f)(g)/   1.31%/(h)/   1.33%/(h)/   1.32%/(h)/     --          --
 Ratio of Net Investment Income to Average Net
  Assets........................................      1.43%/(f)/      0.75%        1.00%        0.77%        0.32%      (0.26)%
 Portfolio Turnover Rate........................     121.3%/(f)/     140.6%       128.9%        73.6%       123.8%      292.7%



/(a) /See "Distributions to Shareholders" in Notes to Financial Statements. /(b) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit was increased on May 1, 2002, and May 1, 2003, and ceased on May 1, 2004.
/(d) /Six months ended June 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without custodian credits.
/(h) /Expense ratio without commission rebates and custodian credits.
/(i) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                                                    2005/(D)/      2004         2003        2002/(H)/
                                                    ----           ----         ----        ----
LARGECAP BLEND ACCOUNT
----------------------
Net Asset Value, Beginning of Period...........    $10.73        $10.37        $8.43       $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss)........      0.05          0.13         0.10         0.02
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................     (0.09)         0.92         1.90        (1.57)
                                                    -----          ----         ----        -----
               Total From Investment Operations     (0.04)         1.05         2.00        (1.55)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........        --         (0.11)       (0.06)       (0.02)
 Distributions from Realized Gains.............     (0.04)        (0.58)          --           --
  ----                                              -----         -----
              Total Dividends and Distributions     (0.04)        (0.69)       (0.06)       (0.02)
                                                    -----         -----        -----        -----
Net Asset Value, End of Period.................    $10.65        $10.73       $10.37        $8.43
                                                   ======        ======       ======        =====
Total Return /(a)/ ............................     (0.32)%/(e)/  10.36%       23.76%      (15.47)%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......  $106,803       $90,751      $54,632      $13,927
 Ratio of Expenses to Average Net Assets.......      0.77%/(f)/    0.76%        0.80%        1.00%/(f)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................        --          0.78%/(g)/   0.83%/(g)/   1.10%/(f)(g)/
 Ratio of Net Investment Income to Average Net
  Assets.......................................      0.93%/(f)/    1.23%        1.08%        0.86%/(f)/
 Portfolio Turnover Rate.......................      47.5%/(f)/    75.6%        56.2%        49.1%/(f)/

                                                    2005/(D)/      2004         2003         2002           2001       2000/(I)/
                                                    ----           ----         ----         ----           ----       ----
LARGECAP GROWTH EQUITY ACCOUNT
------------------------------
Net Asset Value, Beginning of Period...........     $4.60         $4.47        $3.63        $5.44          $7.78      $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss)........      0.01          0.01           --        (0.02)         (0.03)         --
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................     (0.02)         0.13         0.84        (1.79)         (2.31)      (2.22)
                                                    -----          ----         ----        -----          -----       -----
               Total From Investment Operations     (0.01)         0.14         0.84        (1.81)         (2.34)      (2.22)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........        --         (0.01)          --           --             --          --
 -------                                                          -----
              Total Dividends and Distributions        --         (0.01)          --           --             --          --
 -------                                                          -----
Net Asset Value, End of Period.................     $4.59         $4.60        $4.47        $3.63          $5.44       $7.78
                                                    =====         =====        =====        =====          =====       =====
Total Return /(a)/ ............................     (0.22)%/(e)/   3.16%       23.14%      (33.27)%       (30.08)%    (22.22)%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......   $31,609       $31,179      $24,677       $5,572         $5,172      $4,233
 Ratio of Expenses to Average Net Assets.......      1.07%/(f)/    1.04%        1.16%        1.05%          1.10%       1.04%/(f)/
 Ratio of Gross Expenses to Average Net Assets
  /(c)/ .......................................        --          1.05%/(g)/   1.19%/(g)/   1.09%/(g)/     1.11%       1.35%/(f)/
 Ratio of Net Investment Income to Average Net
  Assets.......................................      0.23%/(f)/    0.28%       (0.13)%      (0.49)%        (0.62)%     (0.22)%/(f)/
 Portfolio Turnover Rate.......................     111.5%/(f)/   141.8%        51.1%       183.8%         121.2%      217.6%/(f)/



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2004.
/(c) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2002.
/(d) /Six months ended June 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
/(i) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                                                     2005/(D)/       2004          2003         2002            2001        2000
                                                     ----            ----          ----         ----            ----        ----
LARGECAP STOCK INDEX ACCOUNT
----------------------------
Net Asset Value, Beginning of Period............     $8.77          $8.06         $6.35        $8.29           $9.52      $10.71
Income from Investment Operations:
 Net Investment Income (Operating Loss).........      0.06           0.14          0.10         0.08            0.08        0.10
 Net Realized and Unrealized Gain (Loss) on
  Investments...................................     (0.15)          0.70          1.70        (1.94)          (1.23)      (1.14)
                                                     -----           ----          ----        -----           -----       -----
                Total From Investment Operations     (0.09)          0.84          1.80        (1.86)          (1.15)      (1.04)
Less Dividends and Distributions:
 Dividends from Net Investment Income...........        --          (0.13)        (0.09)       (0.08)          (0.08)      (0.10)
 Distributions from Realized Gains..............        --             --            --           --              --       (0.05)
  ------                                                                                                                   -----
               Total Dividends and Distributions        --          (0.13)        (0.09)       (0.08)          (0.08)      (0.15)
    ----                                                            -----         -----        -----           -----       -----
Net Asset Value, End of Period..................     $8.68          $8.77         $8.06        $6.35           $8.29       $9.52
                                                     =====          =====         =====        =====           =====       =====
Total Return /(a)/ .............................     (1.00)%/(e)/   10.39%        28.32%      (22.44)%        (12.10)%     (9.67)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).......  $163,372       $158,237      $118,638      $72,949         $73,881     $59,626
 Ratio of Expenses to Average Net Assets........      0.37%/(f)/     0.37%         0.39%        0.39%           0.40%       0.40%
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ ........................................      0.37%/(f)/     0.37%         0.39%        0.39%           0.41%       0.46%
 Ratio of Net Investment Income to Average Net
  Assets........................................      1.48%/(f)/     1.64%         1.42%        1.22%           1.05%       1.01%
 Portfolio Turnover Rate........................      11.3%/(f)/     20.5%         15.7%        15.1%           10.8%       11.0%

                                                     2005/(D)/       2004          2003        2002/(H)/
                                                     ----            ----          ----        ----
LARGECAP VALUE ACCOUNT
----------------------
Net Asset Value, Beginning of Period............    $11.88         $10.80         $8.52       $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss).........      0.09           0.19          0.16         0.06
 Net Realized and Unrealized Gain (Loss) on
  Investments...................................      0.02           1.22          2.23        (1.48)
                                                      ----           ----          ----        -----
                Total From Investment Operations      0.11           1.41          2.39        (1.42)
Less Dividends and Distributions:
 Dividends from Net Investment Income...........        --          (0.16)        (0.11)       (0.06)
 Distributions from Realized Gains..............     (0.07)         (0.17)           --           --
  ------                                             -----          -----
               Total Dividends and Distributions     (0.07)         (0.33)        (0.11)       (0.06)
                                                     -----          -----         -----        -----
Net Asset Value, End of Period..................    $11.92         $11.88        $10.80        $8.52
                                                    ======         ======        ======        =====
Total Return /(a)/ .............................      0.95%/(e)/    13.09%        28.05%      (14.24)%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).......   $97,548        $80,721       $47,221      $13,186
 Ratio of Expenses to Average Net Assets........      0.76%/(f)/     0.75%         0.74%        0.96%/(f)/
 Ratio of Gross Expenses to Average Net Assets
  /(c)/ ........................................        --           0.76%/(g)/    0.79%/(g)/   1.00%/(f)(g)/
 Ratio of Net Investment Income to Average Net
  Assets........................................      1.52%/(f)/     1.65%         1.77%        1.79%/(f)/
 Portfolio Turnover Rate........................      23.3%/(f)/     23.2%         17.1%         5.9%/(f)/



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on April 29, 2005.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on May 1, 2004.
/(d) /Six months ended June 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004         2003/(G)/
                           ----           ----         ----
LIMITED TERM BOND ACCOUNT
-------------------------
Net Asset Value,
 Beginning of Period..    $10.12         $9.99        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.14          0.25          0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.04)        (0.12)        (0.05)
                           -----         -----         -----
 Total From Investment
            Operations      0.10          0.13          0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)           --         (0.09)
    ----                   -----                       -----
   Total Dividends and
         Distributions     (0.19)           --         (0.09)
    ----                   -----                       -----
Net Asset Value, End
 of Period............    $10.03        $10.12         $9.99
                          ======        ======         =====
Total Return /(a)/ ...      1.00%/(d)/    1.30%         0.78%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $66,076       $56,241       $20,552
 Ratio of Expenses to
  Average Net Assets..      0.52%/(e)/    0.53%         0.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --          0.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.93%/(e)/    2.53%         2.15%/(e)/
 Portfolio Turnover
  Rate................      98.2%/(e)/    34.8%          5.0%/(e)/

                           2005/(C)/      2004          2003          2002          2001         2000
                           ----           ----          ----          ----          ----         ----
MIDCAP ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $39.63        $37.56        $28.54        $32.09        $34.47       $36.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.30          0.39          0.35          0.30          0.24         0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07          6.05          9.01         (3.08)        (1.50)        4.76
                            ----          ----          ----         -----         -----         ----
 Total From Investment
            Operations      0.37          6.44          9.36         (2.78)        (1.26)        4.86
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.39)        (0.34)        (0.30)        (0.24)       (0.10)
 Distributions from
  Realized Gains......     (0.66)        (3.98)           --         (0.47)        (0.88)       (7.19)
    ----                   -----         -----                       -----         -----        -----
   Total Dividends and
         Distributions     (0.66)        (4.37)        (0.34)        (0.77)        (1.12)       (7.29)
                           -----         -----         -----         -----         -----        -----
Net Asset Value, End
 of Period............    $39.34        $39.63        $37.56        $28.54        $32.09       $34.47
                          ======        ======        ======        ======        ======       ======
Total Return /(a)/ ...      0.99%/(d)/   17.76%        32.81%        (8.75)%       (3.71)%      14.59%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $395,926      $395,304      $334,204      $248,986      $278,707     $286,681
 Ratio of Expenses to
  Average Net Assets..      0.58%/(e)/    0.59%         0.61%         0.62%         0.62%        0.62%
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.59%/(f)/    0.61%/(f)/    0.62%/(f)/      --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.60%/(e)/    1.02%         1.09%         0.98%         0.77%        0.28%
 Portfolio Turnover
  Rate................      49.9%/(e)/    38.9%         44.9%         67.9%         73.6%       139.6%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on May 1, 2004.
/(c) /Six months ended June 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from May 1, 2003, date operations commenced, through December 31,
  2003.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2005/(C)/      2004         2003         2002         2001        2000
                          ----           ----         ----         ----         ----        ----
MIDCAP GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $9.84         $8.80        $6.26        $8.49       $10.46      $10.66
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.03)       (0.03)       (0.04)       (0.05)       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27          1.07         2.57        (2.19)       (1.68)       0.77
                           ----          ----         ----        -----        -----        ----
 Total From Investment
            Operations     0.25          1.04         2.54        (2.23)       (1.73)       0.79
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --           --           --           --       (0.02)
 Distributions from
  Realized Gains......       --            --           --           --        (0.24)      (0.97)
  ----                                                                         -----       -----
   Total Dividends and
         Distributions       --            --           --           --        (0.24)      (0.99)
  ----                                                                         -----       -----
Net Asset Value, End
 of Period............   $10.09         $9.84        $8.80        $6.26        $8.49      $10.46
                         ======         =====        =====        =====        =====      ======
Total Return /(a)/ ...     2.54%/(d)/   11.82%       40.58%      (26.27)%     (16.92)%      8.10%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $60,829       $59,674      $54,288      $21,934      $27,838     $25,924
 Ratio of Expenses to
  Average Net Assets..     0.91%/(e)/    0.86%        0.91%        0.91%        0.97%       0.96%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          0.92%/(f)/   0.94%/(f)/   0.92%/(f)/     --        1.01%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.36)%/(e)/  (0.30)%      (0.39)%      (0.55)%      (0.66)%      0.27%
 Portfolio Turnover
  Rate................    125.5%/(e)/    47.7%        67.5%        43.1%        55.2%      161.9%

                          2005/(C)/      2004         2003         2002         2001        2000
                          ----           ----         ----         ----         ----        ----
MIDCAP VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..   $15.38        $14.13       $10.48       $11.68       $12.57      $11.11
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01          0.02         0.01           --         0.01          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29          3.10         3.81        (1.16)       (0.35)       3.12
                           ----          ----         ----        -----        -----        ----
 Total From Investment
            Operations     0.30          3.12         3.82        (1.16)       (0.34)       3.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.01)       (0.01)          --        (0.01)         --
 Distributions from
  Realized Gains......    (0.39)        (1.86)       (0.16)       (0.04)       (0.54)      (1.66)
                          -----         -----        -----        -----        -----       -----
   Total Dividends and
         Distributions    (0.39)        (1.87)       (0.17)       (0.04)       (0.55)      (1.66)
                          -----         -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $15.29        $15.38       $14.13       $10.48       $11.68      $12.57
                         ======        ======       ======       ======       ======      ======
Total Return /(a)/ ...     2.01%/(d)/   22.67%       36.49%       (9.96)%      (2.58)%     31.05%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $92,402       $78,166      $52,054      $24,766      $11,778      $7,739
 Ratio of Expenses to
  Average Net Assets..     1.07%/(e)/    1.05%        1.05%        1.04%        1.36%       1.20%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.08%/(f)/   1.08%/(f)/   1.10%/(f)/     --        1.29%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.15%/(e)/    0.11%        0.11%        0.03%        0.12%       0.02%
 Portfolio Turnover
  Rate................     99.4%/(e)/    59.2%        55.5%        75.3%       208.8%      233.2%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(c) /Six months ended June 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2005/(D)/      2004          2003       2002       2001        2000
                           ----           ----          ----       ----       ----        ----
MONEY MARKET ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000        $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.011         0.009         0.007      0.014      0.039       0.059
                           -----         -----         -----      -----      -----       -----
 Total From Investment
            Operations     0.011         0.009         0.007      0.014      0.039       0.059
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.011)       (0.009)       (0.007)    (0.014)    (0.039)     (0.059)
                          ------        ------        ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.011)       (0.009)       (0.007)    (0.014)    (0.039)     (0.059)
                          ------        ------        ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000        $1.000     $1.000     $1.000      $1.000
                          ======        ======        ======     ======     ======      ======
Total Return /(a)/ ...      1.13%/(e)/    0.92%         0.74%      1.42%      3.92%       6.07%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $143,868      $140,553      $151,545   $201,455   $180,923    $114,710
 Ratio of Expenses to
  Average Net Assets..      0.50%/(f)/    0.49%         0.49%      0.49%      0.50%       0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.27%/(f)/    0.91%         0.74%      1.40%      3.70%       5.88%

                           2005/(D)/     2004/(G)/
                           ----          ----
PRINCIPAL LIFETIME 2010 ACCOUNT
-------------------------------
Net Asset Value,
 Beginning of Period..    $10.84        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01          0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19          0.82
                            ----          ----
 Total From Investment
            Operations      0.20          0.93
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        (0.09)

 Distributions from
  Realized Gains......     (0.07)           --
    ----                   -----
   Total Dividends and
         Distributions     (0.08)        (0.09)
                           -----         -----
Net Asset Value, End
 of Period............    $10.96        $10.84
                          ======        ======
Total Return /(a)/ ...      1.89%/(e)/    9.31%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,549           $11
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.16%/(f)/    0.16%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b) (c)/      0.18%/(f)/   10.02%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.19%/(f)/    3.21%/(f)/
 Portfolio Turnover
  Rate................      18.2%/(f)/     3.0%/(f)/



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Does not include expenses of the investment companies in which the Account invests.
/(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Six months ended June 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                         2005/(D)/     2004/(G)/
                         ----          ----
PRINCIPAL LIFETIME 2020 ACCOUNT
-------------------------------
Net Asset Value,
 Beginning of Period..  $10.97        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.19          0.93
                          ----          ----
 Total From Investment
            Operations    0.18          1.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)        (0.09)
 Distributions from
  Realized Gains......   (0.08)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)        (0.09)
                         -----         -----
Net Asset Value, End
 of Period............  $11.05        $10.97
                        ======        ======
Total Return /(a)/ ...    1.62%/(e)/   10.62%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,654           $15
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.13%/(f)/    0.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(c)/ ..............    0.15%/(f)/    8.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.10)%/(f)/   3.65%/(f)/
 Portfolio Turnover
  Rate................     7.7%/(f)/     2.6%/(f)/

                         2005/(D)/     2004/(G)/
                         ----          ----
PRINCIPAL LIFETIME 2030 ACCOUNT
-------------------------------
Net Asset Value,
 Beginning of Period..  $10.97        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.07          0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07          0.76
                          ----          ----
 Total From Investment
            Operations    0.14          1.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)        (0.09)

 Distributions from
  Realized Gains......   (0.06)           --
 ----
   Total Dividends and
         Distributions   (0.08)        (0.09)
                         -----         -----
Net Asset Value, End
 of Period............  $11.03        $10.97
                        ======        ======
Total Return /(a)/ ...    1.25%/(e)/   10.60%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $750          $151
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.16%/(f)/    0.16%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(c)/ ..............    0.24%/(f)/    2.14%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.27%/(f)/    8.58%/(f)/
 Portfolio Turnover
  Rate................    17.2%/(f)/     4.8%/(f)/



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Does not include expenses of the investment companies in which the Account invests.
/(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Six months ended June 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from August 30, 2004, date shares first offered, through December
  31, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                         2005/(D)/   2004/(G)/
                         ----        ----
PRINCIPAL LIFETIME 2040 ACCOUNT
-------------------------------
Net Asset Value,
 Beginning of Period..  $11.09      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04        0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07        0.99
                          ----        ----
 Total From Investment
            Operations    0.11        1.18
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)      (0.09)
 Distributions from
  Realized Gains......   (0.05)         --
  ----                   -----
   Total Dividends and
         Distributions   (0.07)      (0.09)
                         -----       -----
Net Asset Value, End
 of Period............  $11.13      $11.09
                        ======      ======
Total Return /(a)/ ...    1.01%/(e)/ 11.78%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $691        $147
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.13%/(f)/  0.14%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b) (c)/    0.23%/(f)/  1.47%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.72%/(f)/  5.35%/(f)/
 Portfolio Turnover
  Rate................    38.1%/(f)/   9.4%/(f)/

                         2005/(D)/   2004/(G)/
                         ----        ----
PRINCIPAL LIFETIME 2050 ACCOUNT
-------------------------------
Net Asset Value,
 Beginning of Period..  $11.09      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.04        1.06
                          ----        ----
 Total From Investment
            Operations    0.08        1.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)      (0.08)
 Distributions from
  Realized Gains......   (0.05)         --
  ----                   -----
   Total Dividends and
         Distributions   (0.07)      (0.08)
                         -----       -----
Net Asset Value, End
 of Period............  $11.10      $11.09
                        ======      ======
Total Return /(a)/ ...    0.75%/(e)/ 11.74%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $194         $88
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.12%/(f)/  0.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b) (c)/    0.43%/(f)/  1.49%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.71%/(f)/  3.04%/(f)/
 Portfolio Turnover
  Rate................    10.7%/(f)/  13.0%/(f)/



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Does not include expenses of the investment companies in which the Account invests.
/(c) /Expense ratio without the Manager's voluntary expense limit.  The expense limit was decreased on April 29, 2005.
/(d) /Six months ended June 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.
/ /
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2005/(D)/     2004/(G)/
                           ----          ----
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
-------------------------------------------
Net Asset Value,
 Beginning of Period..    $10.68        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03          0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.18          0.65
                            ----          ----
 Total From Investment
            Operations      0.21          0.77
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)        (0.09)

 Distributions from
  Realized Gains......     (0.12)           --
   ----                    -----
   Total Dividends and
         Distributions     (0.15)        (0.09)
                           -----         -----
Net Asset Value, End
 of Period............    $10.74        $10.68
                          ======        ======
Total Return /(a)/ ...      2.01%/(e)/    7.66%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,176           $11
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.14%/(f)/    0.14%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b) (c)/      0.18%/(f)/   10.09%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.51%/(f)/    3.30%/(f)/
 Portfolio Turnover
  Rate................      32.5%/(f)/     2.9%/(f)/

                           2005/(D)/      2004         2003      2002      2001       2000
                           ----           ----         ----      ----      ----       ----
REAL ESTATE SECURITIES ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $17.88        $14.90       $11.24    $10.77    $10.29      $8.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.16          0.39         0.49      0.35      0.42       0.44
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.05          4.66         3.87      0.48      0.47       2.09
                            ----          ----         ----      ----      ----       ----
 Total From Investment
            Operations      1.21          5.05         4.36      0.83      0.89       2.53
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.35)       (0.42)    (0.35)    (0.41)     (0.44)
 Distributions from
  Realized Gains......     (0.16)        (1.72)       (0.28)    (0.01)       --         --
  ----                     -----         -----        -----     -----
   Total Dividends and
         Distributions     (0.16)        (2.07)       (0.70)    (0.36)    (0.41)     (0.44)
                           -----         -----        -----     -----     -----      -----
Net Asset Value, End
 of Period............    $18.93        $17.88       $14.90    $11.24    $10.77     $10.29
                          ======        ======       ======    ======    ======     ======
Total Return /(a)/ ...      6.93%/(e)/   34.53%       38.91%     7.72%     8.75%     30.97%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $161,247      $146,022      $93,018   $46,358   $22,457    $17,261
 Ratio of Expenses to
  Average Net Assets..      0.89%/(f)/    0.90%        0.91%     0.92%     0.92%      0.99%
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.90%        0.92%       --        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.87%/(f)/    2.37%        3.83%     3.99%     4.55%      5.29%
 Portfolio Turnover
  Rate................      21.1%/(f)/    58.8%        53.9%     54.4%     92.4%      44.7%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Does not include expenses of the investment companies in which the Account invests.
/(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Six months ended June 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from August 30, 2004, date operations commenced, through December
  31, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2005/(C)/      2004         2003         2002         2001        2000
                          ----           ----         ----         ----         ----        ----
SMALLCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $9.55         $7.97        $5.83        $8.03        $7.83      $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --            --         0.01         0.01           --        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.21          1.58         2.14        (2.20)        0.20       (1.24)
                           ----          ----         ----        -----         ----       -----
 Total From Investment
            Operations     0.21          1.58         2.15        (2.19)        0.20       (1.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --        (0.01)       (0.01)          --       (0.02)
 Distributions from
  Realized Gains......       --            --           --           --           --       (1.68)
  ----                                                                                     -----
   Total Dividends and
         Distributions       --            --        (0.01)       (0.01)          --       (1.70)
  ----                                               -----        -----                    -----
Net Asset Value, End
 of Period............    $9.76         $9.55        $7.97        $5.83        $8.03       $7.83
                          =====         =====        =====        =====        =====       =====
Total Return /(a)/ ...     2.22%/(d)/   19.82%       36.82%      (27.33)%       2.55%     (11.73)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $89,190       $85,115      $65,285      $32,201      $36,493     $30,006
 Ratio of Expenses to
  Average Net Assets..     0.86%/(e)/    0.86%        0.95%        0.97%        1.00%       0.90%
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          0.86%/(f)/   0.95%/(f)/   0.97%/(f)/     --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.07%/(e)/    0.03%        0.09%        0.12%       (0.06)%      0.28%
 Portfolio Turnover
  Rate................    132.1%/(e)/   188.7%       162.9%       215.5%       154.5%      135.4%

                          2005/(C)/      2004         2003         2002         2001        2000
                          ----           ----         ----         ----         ----        ----
SMALLCAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..    $9.30         $8.36        $5.74       $10.60       $15.59      $19.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)        (0.06)       (0.04)       (0.05)       (0.10)      (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)         1.00         2.66        (4.81)       (4.89)      (2.67)
                          -----          ----         ----        -----        -----       -----
 Total From Investment
            Operations    (0.04)         0.94         2.62        (4.86)       (4.99)      (2.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --           --           --           --       (1.22)
  ----                                                                                     -----
   Total Dividends and
         Distributions       --            --           --           --           --       (1.22)
  ----                                                                                     -----
Net Asset Value, End
 of Period............    $9.26         $9.30        $8.36        $5.74       $10.60      $15.59
                          =====         =====        =====        =====       ======      ======
Total Return /(a)/ ...    (0.43)%/(d)/  11.24%       45.64%      (45.85)%     (32.01)%    (13.91)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $61,999       $63,453      $55,628      $32,754      $55,966     $68,421
 Ratio of Expenses to
  Average Net Assets..     1.03%/(e)/    0.99%        0.99%        0.95%        1.05%       1.02%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.01%/(f)/   1.02%/(f)/   1.06%/(f)/     --        1.02%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.77)%/(e)/  (0.70)%      (0.64)%      (0.68)%      (0.92)%     (0.49)%
 Portfolio Turnover
  Rate................     92.6%/(e)/    43.3%        54.1%       287.9%       152.2%       90.8%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without the Manager's voluntary expense limit.  The voluntary expense ceased on January 1, 2001.
/(c) /Six months ended June 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004         2003         2002         2001       2000
                           ----           ----         ----         ----         ----       ----
SMALLCAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..    $16.83        $15.04       $10.30       $11.37       $11.26     $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03          0.03         0.06         0.06         0.09       0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31          3.37         5.14        (1.07)        0.60       2.17
                            ----          ----         ----        -----         ----       ----
 Total From Investment
            Operations      0.34          3.40         5.20        (1.01)        0.69       2.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        (0.03)       (0.05)       (0.06)       (0.09)     (0.12)
 Distributions from
  Realized Gains......     (0.24)        (1.58)       (0.41)          --        (0.49)     (0.98)
  ----                     -----         -----        -----                     -----      -----
   Total Dividends and
         Distributions     (0.25)        (1.61)       (0.46)       (0.06)       (0.58)     (1.10)
                           -----         -----        -----        -----        -----      -----
Net Asset Value, End
 of Period............    $16.92        $16.83       $15.04       $10.30       $11.37     $11.26
                          ======        ======       ======       ======       ======     ======
Total Return /(a)/ ...      2.05%/(d)/   23.08%       50.61%       (8.86)%       6.25%     23.87%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $117,479      $107,206      $82,135      $44,217      $30,888    $17,358
 Ratio of Expenses to
  Average Net Assets..      1.12%/(e)/    1.12%        1.16%        1.28%        1.24%      1.16%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.13%/(f)/   1.18%/(f)/   1.29%/(f)/     --       1.34%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.33%/(e)/    0.21%        0.50%        0.68%        0.95%      1.31%
 Portfolio Turnover
  Rate................      30.2%/(e)/    38.0%        54.0%        77.4%        67.8%     133.0%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(c) /Six months ended June 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Investors Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND YEAR OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
----------------------------------  -----------------------  -------------     -------------


                                                                 86
                        Principal, EBA Associates since                    The McClatchy
 Elizabeth Ballantine   1998.                                                  Company
 Director since 2004
 Member, Audit and
 Nominating Committee
 1113 Basil Road,
 McClean, Virginia
 1948


                                                                 86             None
                        Attorney. Vice President, Deere
 James D. Davis         and Company, Retired.
 Director since 1974
 Member, Audit and
 Nominating Committee
 4940 Center Court,
 Bettendorf, Iowa
 1934

                                                      86
 Richard W. Gilbert                                              Calamos Asset
 Director since 1985                                            Management, Inc.
 Member, Audit and       President, Gilbert
 Nominating Committee    Communications, Inc.
 5040 Arbor Lane,        since 1993.
 #302, Northfield,
 Illinois.
 1940


 Mark A. Grimmett        Executive Vice          86             None
 Director since 2004     President and CFO,
 Member, Audit and       Merle Norman
 Nominating Committee    Cosmetics, Inc. since
 6310 Deerfield Avenue   2000.
 San Gabriel,
 California
 1960

                                                                Casey's General
 William C. Kimball                                               Stores, Inc.
 Director since 1999     Chairman and CEO,            86
 Member, Audit and       Medicap Pharmacies,
 Nominating Committee    Inc. Retired.
 3094 104th,
 Urbandale, Iowa
 1947


 Barbara A. Lukavsky                               86              None
 Director since 1987
 Member, Audit and
 Nominating Committee    President and CEO,
 Member, Executive       Barbican Enterprises,
 Committee               Inc. since 1997.
 100 Market Street,
 #314, Des Moines,
 Iowa
 1940


  * Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF AN AFFILIATION WITH THE MANAGER AND

PRINCIPAL LIFE. .

                         Director, Principal
                         Management
                         Corporation and
                         Princor Financial
                         Services Corporation
                         ("Princor") since         86                  None
 John E. Aschenbrenner   1998. President,
 Director since 1998     Insurance and
 1949                    Financial Services,
                         Principal Life since
                         2003. Executive Vice
                         President, 2000-2003.
                         Prior thereto, Senior
                         Vice President.

                         Director and
                         President, Princor
 Ralph C. Eucher         and Principal
 Director and            Management                  86                None
 President since 1999    Corporation, since
 Member, Executive       1999. Senior Vice
 Committee               President, Principal
 1952                    Life, since 2002.
                         Prior thereto, Vice
                         President.

                         Chairman and
 Larry D. Zimpleman      Director, Princor and         86              None
 Director and Chairman   Principal Management
 of the Board since      Corporation since
 2001                    2002. President,
 Member, Executive       Retirement and
 Committee               Investor Services,
 1951                    Principal Life since
                         2003. Executive Vice
                         President, 2001-2003.
                         Prior thereto, Senior
                         Vice President.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information all dated April 29, 2005. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and June 30 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD APPROVAL OF SUB-ADVISORY AGREEMENT

 At a meeting held June 13, 2005, the Board of Directors unanimously approved an investment Sub-Advisory Agreement effective September 1, 2005 between the Fund and Mellon Equity Associates, LLP ("Mellon"). The Sub-Advisory Agreement relates to the Fund's SmallCap Value Account. Pursuant to the Sub-Advisory Agreement, Mellon will act as a co-subadvisor to the SmallCap Value Account with
J. P. Morgan Investment Management, previously the sole sub-advisor for the Account.

In approving the Sub-Advisory Agreement, the Board evaluated materials prepared by Fund management, including performance data for Mellon's composite of customer returns compared to the Russell 2000 Value Index. The independent members of the Board also met privately with independent legal counsel to discuss the Sub-Advisory Agreement.

In approving the Sub-Advisory Agreement, the Board considered all factors it deemed relevant, including:

PERFORMANCE: . The Board reviewed comparative performance data for Mellon's SmallCap Russell 2000 Value product and the Russell 2000 Value Index and found that Mellon's product had outperformed the one year, three-year and five-year periods ending March 31, 2005 and since inception of the product;

 SUB-ADVISORY FEE: . The Board discussed the fee Mellon will receive under the Sub-Advisory Agreement, which, after reviewing proposals presented to Fund management by other investment advisers, the Board found to be competitive.
 Mellon's fee will be based on a fee schedule identical to that of J. P. Morgan Investment Management, the co-sub-advisor for the Fund's SmallCap Value Account;

COMPLIANCE: . The Board considered Mellon's implementation of compliance policies and practices including policies and practices regarding allocation of portfolio transactions, best price and execution of portfolio transactions, and soft dollar arrangements;

EXPERIENCE: . The Board found its experience with Mellon's performance as a sub-advisor for two other mutual funds affiliated with the Fund's SmallCap Value Account to be favorable;

PORTFOLIO MANAGER: . The Board discussed the experience and qualifications of the portfolio manager Mellon will assign to the Account. The Board is familiar with the portfolio manager and the investment process he follows through his work as portfolio manager of a mutual fund affiliated with the Fund's SmallCap Value Account;

CAPACITY CONSTRAINTS: . The Board viewed as favorable Mellon's representation that it can invest approximately $300 million of the Fund's assets utilizing its current investment process.

The Board also considered the nature, extent and quality of the service to be provided by Mellon, its confidence in Mellon's integrity and competence, and Mellon's strong willingness and ability to communicate with Fund management.

                          SHAREHOLDER MEETING RESULTS


     SPECIAL MEETING OF SHAREHOLDERS PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                HELD MAY 26, 2005


1.  Election of the Board of Directors:
                            For              Withheld

    Aschenbrenner        365,139,705         14,558,146
    Ballantine           351,957,330         27,740,521
    Davis                350,071,408         29,626,443
    Eucher               365,190,867         14,506,984
    Gilbert              350,855,573         28,842,279
    Grimmett             351,545,384         28,152,467
    Kimball              351,418,004         28,279,847
    Lukavsky             351,564,712         28,133,139
    Zimpleman            364,921,345         14,776,507


2.  Approval of a Sub-Advisory or Sub-Sub-Advisory Agreement:

    2A.  With Columbus Circle Investors as sub-advisor for the Growth Account:
          In Favor            Opposed               Abstain

          9,541,305           538,858               696,124

    2B. With Principal Global Investors , LLC as sub-advisory for the Money Market Account:
          In Favor            Opposed               Abstain

         129,494,626         4,869,563             5,024,413

    2C.  With Principal Global Investors, LLC as sub-advisor for the
         Bond Account:
          In Favor            Opposed               Abstain

         22,835,684           513,407             1,454,507

    2D. With Spectrum Asset Management, Inc. as a sub-sub-advisory for the Bond Account:
          In Favor            Opposed               Abstain

         22,761,364           549,879             1,492,355

    2E.  With Post Advisory Group, LLC as a sub-sub-advisory for the Bond
         Account:
          In Favor            Opposed               Abstain

         22,744,760           559,681              1,499,158

    2F. With Spectrum Asset Management, Inc. as a sub-sub-advisory for the Equity Income Account:
          In Favor            Opposed               Abstain

          4,904,138           205,386                199,897

    2G. With Principal Real Estate Investors, LLC as a sub-sub-advisory for the Equity Income Account:
          In Favor            Opposed               Abstain

          4,923,979           185,546               199,897

    2H. With Principal Real Estate Investors, LLC as a sub-sub-advisory for the Real Estate Securities Account:
          In Favor            Opposed               Abstain

          7,939,377         140,233.840             377,360


3. Approval of reclassifying the investment objective of each Account as a "non-fundamental policy" which may be changed without shareholder approval:
          In Favor            Opposed               Abstain

        12,475,417           92,974                208,517

4. Approval of Amendments to the Fund's Articles of Incorporation to authorize the Board of Directors, without shareholder approval, to:

    4A.  Approve combinations of Accounts:

          In Favor            Opposed               Abstain

         312,982,561        46,354,383            20,360,907

    4B. Liquidate the assets attributable to an Account or a class of shares and terminate the Account or class of shares:

          In Favor            Opposed               Abstain

         312,260,371        46,363,140            21,074,340

    4C.  Designate a class of shares of an Account as a separate Account:

          In Favor            Opposed               Abstain

         317,431,514        41,677,089            20,589,247

5. Approval of a proposal to permit Principal Management Corporation to select and contract with sub-advisors for certain Accounts after approval by the Board of Directors but without obtaining shareholder approval:

                           In Favor      Opposed       Abstain

International Emerging
  Markets                   3,160,703      244,710        97,288
Principal LifeTime 2010        15,115            0           581
Principal LifeTime 2020        45,627            0             0
Principal LifeTime 2030        20,015            0             0
Principal LifeTime 2040        16,491            0             0
Principal LifeTime 2050         8,379            0             0
Principal LifeTime
  Strategic Income              9,280            0             0

6. Approval of changes to the fundamental investment restrictions of the Accounts with respect to:

    6A.  Issuing senior securities:
                           In Favor      Opposed       Abstain

Capital Value               6,809,482      533,415       657,591
Government Securities      27,313,704    1,063,053     1,234,856
Money Market              127,993,395    5,454,187     5,941,021
    6B.  Borrowing:
                           In Favor      Opposed       Abstain

Asset Allocation            7,107,892      683,082       605,027
Balanced                    7,408,236      514,514       853,892
Bond                       22,280,814    1,197,066     1,325,718
Capital Value               6,729,702      623,124       647,661
Equity Growth              15,037,783    1,298,315       764,029
Equity Income               4,668,546      319,571       321,305
Equity Value                  179,684       10,974         9,342
Government Securities      26,910,528    1,407,144     1,293,941
Growth                      9,253,062      839,088       684,138
International              15,119,368      754,294     1,039,721
International Emerging
  Markets                   3,158,403      225,884       118,414
International SmallCap      5,333,580      385,254       288,742
LargeCap Blend              8,311,578      375,145       449,213
LargeCap Growth Equity      6,665,267      228,796       109,498
LargeCap Stock Index       16,394,654    1,031,339     1,109,909
LargeCap Value              6,740,536      269,994       376,637
Limited Term Bond           5,180,705      258,851       498,865
MidCap                      8,730,387      693,987       648,711
MidCap Growth               5,613,617      284,752       188,831
MidCap Value                5,046,533      327,408       247,838
Money Market              126,941,574    7,486,761     4,960,267
Principal LifeTime 2010        15,115            0           581
Principal LifeTime 2020        45,627            0             0
Principal LifeTime 2030        20,015            0             0
Principal LifeTime 2040        16,491            0             0
Principal LifeTime 2050         8,379            0             0
Principal LifeTime
  Strategic Income              9,280            0             0
Real Estate Securities      7,775,354      296,019       385,597
SmallCap                    8,419,029      467,535       232,750
SmallCap Growth             6,226,820      325,519       191,724
SmallCap Value              5,779,962      530,818       381,686

    6C.  Underwriting securities of another issuer:
                           In Favor      Opposed       Abstain

Capital Value               6,780,844      620,274       599,368
Government Securities      27,030,405    1,313,817     1,267,391
Money Market              127,853,249    6,197,270     5,338,084
Principal LifeTime 2010        15,115            0           581
Principal LifeTime 2020        45,627            0             0
Principal LifeTime 2030        20,015            0             0
Principal LifeTime 2040        16,491            0             0
Principal LifeTime 2050         8,379            0             0
Principal LifeTime
  Strategic Income              9,280            0             0
    6D.  Concentration of investments:
                           In Favor      Opposed       Abstain

Asset Allocation            7,294,915      564,401       536,685
Balanced                    7,521,067      405,748       849,827
Bond                       22,623,488      735,766     1,444,345
Capital Value               6,863,571      533,998       602,919
Equity Growth              15,295,337    1,064,183       740,608
Equity Income               4,887,829      248,639       172,953
Government Securities      27,220,518    1,093,042     1,298,053
Growth                      9,561,436      576,750       638,101
International              15,115,118      753,309     1,044,955
International SmallCap      5,333,939      390,506       283,131
Limited Term Bond           5,171,657      269,950       496,815
MidCap                      8,892,307      613,003       567,776
MidCap Growth               5,744,157      154,212       188,831
Money Market              127,938,575    6,506,189     4,943,840
Principal LifeTime 2010        15,115            0           581
Principal LifeTime 2020        45,627            0             0
Principal LifeTime 2030        20,015            0             0
Principal LifeTime 2040        16,491            0             0
Principal LifeTime 2050         8,379            0             0
Principal LifeTime
  Strategic Income              9,280            0             0
Real Estate Securities      7,860,666      205,724       390,581
SmallCap                    8,397,956      502,972       218,387
SmallCap Growth             6,302,480      254,512       187,072
SmallCap Value              5,907,182      380,092       405,192

    6E.  Purchases or sales of real estate:
                           In Favor      Opposed       Abstain

Capital Value               6,854,750      533,952       611,784
Government Securities      27,228,088    1,136,294     1,247,232
Money Market              127,184,599    7,193,449     5,010,555
Principal LifeTime 2010        15,115            0           581
Principal LifeTime 2020        45,627            0             0
Principal LifeTime 2030        20,015            0             0
Principal LifeTime 2040        16,491            0             0
Principal LifeTime 2050         8,379            0             0
Principal LifeTime
  Strategic Income              9,280            0             0

    6F.  Purchases or sales of commodities:
                           In Favor      Opposed       Abstain

Asset Allocation            7,316,546      532,856      546,599
Balanced                    7,365,280      569,867      841,495
Bond                       22,613,107      886,193    1,304,298
Capital Value               6,860,766      541,069      598,652
Equity Growth              15,193,800    1,136,139      770,189
Equity Income               4,744,530      391,938      172,953
Government Securities      27,170,141    1,216,411    1,225,061
Growth                      9,529,810      602,085      644,392
International              14,998,742      849,111   1,065,530
International SmallCap      5,287,519      414,978     305,079
Limited Term Bond           5,238,547      201,010     498,865
MidCap                      8,860,093      630,565     582,428
MidCap Growth               5,775,090      123,279     188,831
Money Market              127,269,772    7,031,467   5,087,364
Principal LifeTime 2010        15,115            0         581
Principal LifeTime 2020        45,627            0           0
Principal LifeTime 2030        20,015            0           0
Principal LifeTime 2040        16,491            0           0
Principal LifeTime 2050         8,379            0           0
Principal LifeTime
  Strategic Income              9,280            0           0
Real Estate Securities      7,691,770      265,902     499,298
SmallCap                    8,426,951      423,878     268,485
SmallCap Growth             6,267,198      276,797     200,069
SmallCap Value              5,683,737      547,006     461,722

    6G.  Making of loans:
                           In Favor      Opposed       Abstain

Asset Allocation            7,278,432      517,809       599,760
Balanced                    7,382,007      532,967       861,669
Bond                       22,513,614      976,423     1,313,562
Capital Value               6,757,725      596,474       646,288
Equity Growth              15,051,660    1,278,949       769,518
Equity Income               4,568,571      327,321       413,529
Government Securities      26,954,927    1,329,558     1,327,128
Growth                      9,276,807      736,350       763,131
International              14,953,726      899,116     1,060,541
International Emerging
  Markets                   3,164,282      218,917      119,502
International SmallCap      5,264,852      488,972      293,751
LargeCap Blend              8,350,013      320,473      465,450
LargeCap Growth Equity      6,573,581      280,423      149,556
LargeCap Stock Index       16,335,720    1,090,943    1,109,240
LargeCap Value              6,741,597      237,280      408,290
Limited Term Bond           5,227,497      212,060      498,865
MidCap                      8,744,573      742,801      585,711
MidCap Growth               5,611,250      290,057       185,893
MidCap Value                5,074,752      362,339       184,708
Money Market              127,657,004    6,778,011     4,953,589
Principal LifeTime 2010        15,115            0            581
Principal LifeTime 2020        45,627            0             0
Principal LifeTime 2030        20,015            0             0
Principal LifeTime 2040        16,491            0             0
Principal LifeTime 2050         8,379            0             0
Principal LifeTime Strategic
  Income                        9,280            0             0
Real Estate Securities      7,810,994      256,784           389
SmallCap                    8,329,622      559,847       229,846
SmallCap Growth             6,168,339      377,110       198,614
SmallCap Value              5,821,039      517,751       353,675

    6H.  Short sales:
                           In Favor      Opposed       Abstain

Government Securities      27,039,363    1,274,916     1,297,334
Principal LifeTime 2010        15,115            0           581
Principal LifeTime 2020        45,627            0             0
Principal LifeTime 2030        20,015            0             0
Principal LifeTime 2040        16,491            0             0
Principal LifeTime 2050         8,379            0             0
Principal LifeTime
  Strategic Income              9,280            0             0
    6I.  Diversification:
                           In Favor      Opposed       Abstain

Government Securities      27,449,496      892,788     1,269,330
Money Market              128,643,046    5,644,906     5,100,651
Principal LifeTime 2010        15,115            0           581
Principal LifeTime 2020        45,627            0             0
Principal LifeTime 2030        20,015            0             0
Principal LifeTime 2040        16,491            0             0
Principal LifeTime 2050         8,379            0             0
Principal LifeTime Strategic
  Income                        9,280            0             0

    6J.  Fundamental investment restrictions to be eliminated:

         1.Eliminate the investment restriction with respect to purchasing securities of issuers whose securities are owned by
           officers of directors of the Account:
                           In Favor      Opposed       Abstain

Asset Allocation            7,143,928      706,620       545,453
Balanced                    7,451,064      502,396       823,183
Bond                       22,293,369    1,211,685     1,298,544
Capital Value               6,708,430      720,139       571,918
Equity Growth              14,999,836    1,379,508       720,784
Government Securities      26,696,084    1,658,349     1,257,180
Growth                      9,137,023    1,015,015       624,249
International              14,776,113    1,108,754     1,028,516
Limited Term Bond           5,122,420      294,755       521,246
MidCap                      8,644,015      873,680       555,391
Money Market              123,628,345   10,805,575     4,954,683

         2.Eliminate the investment restriction with respect to purchasing securities of issuers with less than three years'
           continuous operations:
                           In Favor      Opposed       Abstain

Capital Value               6,758,316      641,684       600,487
Money Market              124,669,451    9,651,005     5,068,148

         3.Eliminate the investment restriction with respect to investing in oil and gas interests or mineral development programs:
                           In Favor      Opposed       Abstain

Government Securities      27,242,658    1,188,505     1,180,449
Money Market              126,927,228    7,339,601     5,121,774

         4.Eliminate the investment restriction with respect to investing in oil, gas or other mineral, exploration or development
           programs and in securities of issuers investing in International, or sponsoring such programs:
                           In Favor      Opposed       Abstain

Asset Allocation            7,333,364      531,936       530,701
Balanced                    7,541,239      414,758       820,646
Bond                       22,677,409      799,343     1,326,846
Equity Growth              15,279,293    1,120,378       700,456
Growth                      9,572,518      598,978       604,791
International              15,075,874      808,071     1,029,437
Limited Term Bond           5,215,978      225,629       496,815
MidCap                      8,949,633      598,390       525,063

         5.Eliminate the investment restriction with respect to purchasing warrants in excess of 5% of total assets:
                           In Favor      Opposed       Abstain

Capital Value               6,703,029      661,105       636,353

         6.Eliminate the investment restriction with respect to investing more than 5% of assets (at time of purchase) in warrants
           and rights:
                           In Favor      Opposed       Abstain

Capital Value               6,727,714      639,555       633,218

         7.Eliminate the investment restriction with respect to investing more than 5% of assets in initial margins and premiums on financial futures contracts and options on such contracts:

                           In Favor      Opposed       Abstain

Government Securities      26,810,163    1,537,876     1,263,574

         8.Eliminate the investment restriction with respect to investing more than 5% of assets in covered spread options and put
           and call options:
                           In Favor      Opposed       Abstain

Government Securities      26,870,975    1,457,322     1,283,315

         9.Eliminate the investment restriction with respect to issuing or acquiring put and call options, straddles or spreads:
                           In Favor      Opposed       Abstain

Money Market              122,949,128    8,591,983     7,847,492

    6K. Fundamental Investment Restrictions to be changed to non-fundamental investment restrictions:

         1.Change to non-fundamental, the investment restriction with respect to investing in companies for purposes of exercising
           control or management:
                           In Favor      Opposed       Abstain

Capital Value               6,805,983      621,234       573,269
Government Securities      27,047,144    1,289,374     1,275,095
Money Market              125,322,596    9,136,817     4,929,190

         2.Change to non-fundamental, the investment restriction with respect to investing more than 20% of total assets in
           securities of foreign issuers:
                           In Favor      Opposed       Abstain

Capital Value               6,770,230      658,452       571,805



ITEM 2 - CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12 - EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Fund, Inc.
              ---------------------------------------------------------



By           /s/ Ralph C. Eucher
         ------------------------------------------------------

         Ralph C. Eucher, President

Date         8/17/2005
             ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
         ------------------------------------------------------

         Ralph C. Eucher, President

Date         8/17/2005
             ---------------------



By           /s/ Jill R. Brown
         ------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         8/17/2005
             ---------------------